             As filed with the Securities and Exchange Commission on
                                                             April 21, 1998


                                                        File No. 33-51294
                                                        File No. 811-7140

                        SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                    --------------
                                      FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                              POST-EFFECTIVE AMENDMENT NO. 23             /X/
                                         and
                         REGISTRATION STATEMENT UNDER THE
                             INVESTMENT COMPANY ACT OF 1940               / /
                                   AMENDMENT NO. 25                       /X/

                                    --------------

                              MORGAN STANLEY FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)
                 One Parkview Plaza, Oakbrook Terrace, Illinois  60181
                       (Address of Principal Executive Office)
                     Registrant's Telephone Number (630) 684-6000
                              Ronald A. Nyberg, Esquire
                 Executive Vice President, General Counsel and Secretary
                          Van Kampen American Capital, Inc.
                 One Parkview Plaza, Oakbrook Terrace, Illinois  60181
                       (Name and Address of Agent for Service)

                                    --------------

                                      COPIES TO:

                                Wayne W. Whalen, Esq.
                                 Thomas A. Hale, Esq.
                    Skadden, Arps, Slate, Meagher & Flom (Illinois)
                                333 West Wacker Drive
                               Chicago, Illinois  60606
                                    (312) 407-0700

                                    --------------

   -------------------------------------------------------------------------

            IT IS PROPOSED THAT THIS FILING BE EFFECTIVE
                 (CHECK APPROPRIATE BOX)

            /X/ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485 / / ON (DATE) PURSUANT TO PARAGRAPH (B) OF RULE 485
            / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) OF RULE 485
            / / ON (DATE) PURSUANT TO PARAGRAPH (A) OF RULE 485
            / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) OF RULE 485

   ------------------------------------------------------------------------

     TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $0.001 PER SHARE

                                  EXPLANATORY NOTE



     The purpose of this Post-Effective Amendment No. 23 to the Registrant's Registration Statement is to comply with the undertaking to file an amendment containing financial statements within four to six months after the effective date of the Registrant's Registration Statement for the following funds:


                             Morgan Stanley Value Fund
                                        and
                         Morgan Stanley Global Equity Fund



     Morgan Stanley Funds, Inc. is comprised of 22 portfolios, this Post-Effective Amendment supplements the Morgan Stanley Value Fund and Morgan Stanley Global Equity Fund only.


     The Registration Statement is organized as follows:

     Facing Page
     Cross Reference Pages
     Explanatory Note
     Supplements to Prospectus
     Statement of Additional Information
     Audited Financial Information dated June 30, 1997
     Unaudited Financial Information dated December 31, 1997



     The Prospectuses included in Post-Effective Amendment No. 22 to the Registration Statement is incorporated herein by reference in its entirety and no changes to the Prospectuses are effected by this Post-Effective Amendment No. 23.



     The Statement of Additional Information is being filed to include the most current financial information dated December 31, 1997 for the Morgan Stanley Value Fund and Morgan Stanley Global Equity Fund.

                              MORGAN STANLEY FUND, INC.
                                CROSS REFERENCE SHEET

N-1A ITEM NO.                                    LOCATION

      PART A -


Item 1.  Cover Page                              Cover Page
Item 2.  Synopsis                                Fund Expenses; Prospectus
                                                 Summary
Item 3.  Condensed Financial Information         Financial Highlights;
                                                 Performance Information
Item 4.  General Description of Registrant       Prospectus Summary; Investment
                                                 Objectives and Policies;
                                                 Additional Investment
                                                 Information; Investment
                                                 Limitations; General
                                                 Information
Item 5.  Management of the Fund                  Management of the Company;
                                                 Portfolio Transactions;
                                                 General Information
Item 5A  Management's Discussion of Fund
         Performance                             **
Item 6.  Capital Stock and Other Securities      Purchase of Shares; Redemption
                                                 of Shares; Shareholder
                                                 Services; Valuation of Shares;
                                                 Dividends and Distributions;
                                                 Taxes; General Information
Item 7.  Purchase of Securities Being Offered    Cover Page; Prospectus
                                                 Summary; Management of the
                                                 Company; Purchase of Shares;
                                                 Valuation of Shares
Item 8.  Redemption or Repurchase                Redemption of Shares;
                                                 Shareholder Services
Item 9.  Pending Legal Proceedings               *

---------------
*  Omitted since the answer is negativ or the Item is not applicable.

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders, except for the following portfolios which were not operational at December 30, 1997: Morgan Stanley Emerging Markets Debt, Morgan Stanley Equity Growth, Morgan Stanley European Equity, Morgan Stanley Growth and Income, Morgan Stanley Japanese Equity, Morgan Stanley Mid Cap Growth and Morgan Stanley Tax-Free Money Market Funds.

N-1A ITEM NO.                                    LOCATION

                                  PART B - ALL FUNDS


                                                 CROSS REFERENCE PAGE
Item 10. Cover Page                              Cover Page
Item 11. Table of Contents                       Cover Page
Item 12. General Information and History         *
Item 13. Investment Objectives and Policies      Investment Objectives and
                                                 Policies; Investment
                                                 Limitations; Determining
                                                 Maturities of Certain
                                                 Instruments; Description of
                                                 Securities and Ratings
Item 14. Management of the Fund                  Management of the Company
Item 15. Control Persons and Principal Holders
         of Securities                           Management of the Company;
                                                 General Information
Item 16. Investment Advisory and Other Services  Management of the Company;
                                                 General Information
Item 17. Brokerage Allocation and Other
         Practices                               Portfolio Transactions
Item 18. Capital Stock and Other Securities      General Information
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered                Purchase of Shares; Redemption
                                                 of Shares; Money Market Fund
                                                 Net Asset Value; General
                                                 Information
Item 20. Tax Status                              Investment Objectives and
                                                 Policies; Federal Income Tax;
                                                 Federal Tax Treatment of
                                                 Forward Currency Contracts and
                                                 Exchange Rate Changes; Taxes
                                                 and Foreign Shareholders;
                                                 General Information
Item 21. Underwriters                            Management of the Company
Item 22. Calculation of Performance Data         Performance Information
Item 23. Financial Statements                    Financial Statements

---------------
*   Omitted since the answer is negative or the Item is not applicable.


                              PART C - OTHER INFORMATION

Part C contains the information required by the Items of the Form-N-1A under such Items as set forth in the Form N-1A.

                        SUPPLEMENT DATED APRIL 21, 1998
                    TO THE PROSPECTUS DATED OCTOBER 28, 1997

                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY EQUITY GROWTH FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND

                               Portfolios of the

                           MORGAN STANLEY FUND, INC.
                                P.O. Box 418256
                          Kansas City, Missouri 64141

    The Prospectus dated October 28, 1997 (the "Prospectus") of the Morgan Stanley Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

FUND EXPENSES

    1. Although the total operating expenses of each class of shares of the Value Fund has not changed, the following amendments have been made to the "Annual Fund Operating Expenses" table appearing on pages 2 and 3 of the Prospectus under the "FUND EXPENSES" section. Each entry under the "Investment Advisory Fee" (after expense reimbursement and/or fee waiver) category for each class shares of the Value Fund appearing in the table is changed from 0.74% to 0.47%.

    2. In addition, each entry under the "Other Expenses (after expense reimbursement and/or fee waiver) category for each class of shares of the Value Fund appearing in the table is changed from 0.46% to 0.73%.

    3. Although the Investment Advisory Fees (absent fee waivers and/or expense reimbursements) category of each class of shares of the Value Fund has not changed, each class of shares of the Value Fund's expected total operating expenses (absent fee waivers and/or expense reimbursements) has been amended as follows: Class A shares is changed from 1.51% to 1.78%; Class B shares is changed from 2.26% to 2.53%; and Class C shares is changed from 2.26% to 2.53%.

FINANCIAL HIGHLIGHTS

    The following paragraph is added under the heading "FINANCIAL HIGHLIGHTS" on Page 6 of the Prospectus.

    Additionally, the following table provides financial highlights for the Morgan Stanley Value Fund, from July 7, 1997, commencement of operations, to the period ended December 31, 1997 and is part of the Company's unaudited financial statements which are included in the Company's Statement of Additional Information.

                                   VALUE FUND
                                  (UNAUDITED)

                                                               CLASS A             CLASS B             CLASS C
                                                          ------------------  ------------------  ------------------
                                                            JULY 7, 1997*       JULY 7, 1997*       JULY 7, 1997*
SELECTED PER SHARE DATA AND RATIOS                        DECEMBER 31, 1997   DECEMBER 31, 1997   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................        $   10.00          $   10.00           $   10.00
                                                                   ------             ------              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................             0.03               0.01                0.01
  Net Realized and Unrealized Gain......................             0.15               0.14                0.13
                                                                   ------             ------              ------
  Total From Investment Operations......................             0.18               0.15                0.14
                                                                   ------             ------              ------
DISTRIBUTIONS
  Net Investment Income.................................            (0.03)             (0.01)              (0.01)
  Net Realized Gain.....................................            (0.05)             (0.05)              (0.05)
                                                                   ------             ------              ------
  Total Distributions...................................            (0.08)             (0.06)              (0.06)
                                                                   ------             ------              ------
NET ASSET VALUE, END OF PERIOD..........................           $10.10              $10.09              $10.08
                                                                    ------             ------              ------
                                                                    ------             ------              ------
TOTAL RETURN (1)........................................              1.84  %            1.51   %            1.43   %
                                                                    ------             ------              ------
                                                                    ------             ------              ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................          $102,701            $88,112             $19,466
Ratio of Expenses to Average Net Assets.................              1.45  %**            2.20   %**            2.20   %**
Ratio of Net Investment Income to Average Net Assets....              1.01  %**            0.26   %**            0.27   %**
Portfolio Turnover Rate.................................                15  %              15   %              15   %
Average Commission Rate.................................           $0.0587            $0.0587             $0.0587
-------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income............  $           0.01    $          0.01     $          0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets........................              1.78  %**            2.53   %**            2.53   %**
  Net Investment Income to Average Net Assets...........              0.70  %**            0.06   %**            0.06   %**
-------------------------------------------------------------------------------------------

 *  Commencement of operations

**  Annualized

(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                        SUPPLEMENT DATED APRIL 21, 1998
                    TO THE PROSPECTUS DATED OCTOBER 28, 1997

                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND

                               Portfolios of the

                           MORGAN STANLEY FUND, INC.
                                P.O. Box 418256
                          Kansas City, Missouri 64141

    The Prospectus dated October 28, 1997 (the "Prospectus") of the Morgan Stanley Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

FUND EXPENSES

    1. The following amendments have been made to the "Annual Fund Operating Expenses" table appearing on pages 2, 3 and 4 of the Prospectus under the "FUND EXPENSES" section. Each entry under "Other Expenses" (after expense reimbursement and/or fee waiver) category for each class shares of the Global Equity Fund appearing in the table is changed from 0.55% to 0.31%.

    2. In addition, under the "Total Operating Expenses" (after expense reimbursement and/or fee waiver) category for Class A shares of the Global Equity Fund appearing in the table is changed from 1.80% to 1.56% and Class B shares is changed from 2.55% to 2.31%.

    3. The Investment Advisory Fees (absent fee waivers and/or expense reimbursements) category of each class of shares of the Global Equity Fund has been amended as follows: Class A, B and C shares is changed from 1.80%, 2.55% and 2.55% to 1.56%, 2.31% and 2.31%, respectively.

    4. In addition, the example table under "Shareholder Transaction Expenses" for the Global Equity Fund has been amended and replaced with the following: Class A shares for one year is changed from $75 to $72, and three years is changed from $111 to $104; Class B shares (assuming complete redemption at end of period) for one year is changed from $76 to $73, and three years is changed from $109 to $102; Class B shares (assuming no redemption) for one year is changed from $26 to $23 and three years is changed from $79 to $72; Class C shares (assuming complete redemption immediately prior to the end of period) for one year is changed from $36 to $33, and three years is changed from $79 to $72; and Class C shares (assuming no redemption) for one year is changed from $26 to $23 and three years is changed from $79 to $72.

FINANCIAL HIGHLIGHTS

    The following paragraph is added under the heading "FINANCIAL HIGHLIGHTS" on page 5 of the Prospectus.

    Additionally, the follow table provides financial highlights for the Morgan Stanley Global Equity Fund, from October 30, 1997, commencement of operations, to the period ended December 31, 1997 and is part of the Company's unaudited financial statements that are included in the Company's Statement of Additional Information.

                               GLOBAL EQUITY FUND
                                  (UNAUDITED)

                                                               CLASS A             CLASS B             CLASS C
                                                          ------------------  ------------------  ------------------
                                                          OCTOBER 30, 1997*   OCTOBER 30, 1997*   OCTOBER 30, 1997*
SELECTED PER SHARE DATA AND RATIOS                        DECEMBER 31, 1997   DECEMBER 31, 1997   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................       $   10.00            $   10.00          $   10.00
                                                                  ------               ------             ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................            0.02                 0.00+              0.00+
  Net Realized and Unrealized (Loss)....................           (0.09)               (0.09)             (0.09)
                                                                  ------               ------             ------
  Total From Investment Operations......................           (0.07)               (0.09)             (0.09)
                                                                  ------               ------             ------
DISTRIBUTIONS
  Net Investment Income.................................           (0.02)               (0.00)+            (0.00)+
                                                                  ------               ------             ------
  Total Distributions...................................           (0.02)                0.00+              0.00+
                                                                  ------               ------             ------
NET ASSET VALUE, END OF PERIOD..........................       $    9.91            $    9.91          $    9.91
                                                                  ------               ------             ------
                                                                  ------               ------             ------
TOTAL RETURN (1)........................................           (0.74)%              (0.86)%            (0.86)%
                                                                  ------               ------             ------
                                                                  ------               ------             ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................         $55,372              $467,465            $45,801
Ratio of Expenses to Average Net Assets.................             1.56   %**             2.31  %**            2.31   %**
Ratio of Net Investment Income to Average Net Assets....             0.92   %**             0.24  %**            0.25   %**
Portfolio Turnover Rate.................................                0   %                0  %               0   %
Average Commission Rate.................................          $0.0099              $0.0099            $0.0099
As a Percentage of Trade Amount.........................             0.07   %             0.07  %            0.07   %
-------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income............  $     --            $      --           $     --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets........................        --                   --                 --
  Net Investment Income to Average Net Assets...........        --                   --                 --
-------------------------------------------------------------------------------------------

 *  Commencement of operations

**  Annualized

 +  The amount is less than $0.01 per share.

(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                           MORGAN STANLEY FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company. The Company currently consists of twenty-two investment portfolios designed to offer a range of investment choices (each, a "Fund" and collectively, the "Funds"). The Company is designed to make available to investors the expertise of (i) Van Kampen American Capital Investment Advisory Corp. as adviser (the "Adviser") and administrator (the "Administrator") to the Funds, (ii) Morgan Stanley Asset Management Inc. ("MSAM"), a sub-adviser (a "Sub-Adviser") to the Funds, other than the Mid Cap Growth and Value Funds and
(iii) Miller, Anderson & Sherrerd, LLP ("MAS"), a sub-adviser (a "Sub-Adviser") to the Mid Cap Growth and Value Funds. As of the date hereof, the Morgan Stanley Emerging Markets Debt, Morgan Stanley Equity Growth, Morgan Stanley European Equity, Morgan Stanley Global Equity, Morgan Stanley Growth and Income, Morgan Stanley Japanese Equity, Morgan Stanley Mid Cap Growth and Morgan Stanley Tax-Free Money Market Funds have not commenced a continuous offering of shares.

    This Statement of Additional Information "SAI" is not a prospectus but should be read in conjunction with the Company's prospectuses dated October 28, 1997, as amended and supplemented from time to time (each a "Prospectus" and together, the "Prospectuses"). To obtain the Prospectuses, please call the Morgan Stanley Fund, Inc. Services Group at:

                                 1-800-341-2911

                                 --------------

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
INVESTMENT OBJECTIVES AND POLICIES......   2
FEDERAL INCOME TAX......................  15
FEDERAL TAX TREATMENT OF FORWARD
 CURRENCY CONTRACTS AND EXCHANGE RATE
 CONTRACTS..............................  18
TAXES AND FOREIGN SHAREHOLDERS..........  18
PURCHASE OF SHARES......................  19
REDEMPTION OF SHARES....................  19
INVESTMENT LIMITATIONS..................  21
DETERMINING MATURITIES OF CERTAIN
 INSTRUMENTS............................  25
MANAGEMENT OF THE COMPANY...............  25
MONEY MARKET FUND NET ASSET VALUE.......  36
PORTFOLIO TRANSACTIONS..................  36
PERFORMANCE INFORMATION.................  37
GENERAL INFORMATION.....................  44
DESCRIPTION OF SECURITIES AND RATINGS...  44
AUDITED FINANCIAL STATEMENTS............  47
UNAUDITED FINANCIAL DATED NOVEMBER 30,
 1997................................... 116
  ON BEHALF OF MORGAN STANLEY VALUE FUND


Date: October 28, 1997

                       INVESTMENT OBJECTIVES AND POLICIES

    The following policies (listed in alphabetical order) supplement the investment objectives and policies set forth in the Company's Prospectuses with respect to the Company's twenty-two Funds: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley High Yield Fund, Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund, Morgan Stanley Growth and Income Fund, Morgan Stanley European Equity Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Value Fund (collectively, the "Non-Money Funds") and Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund (collectively, the "Money Market Funds"). For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, are not used hereinafter.

EMERGING COUNTRY DEBT SECURITIES

    GENERAL. The Emerging Markets Debt and Worldwide High Income Funds' definition of emerging country debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Sub-Adviser believes, however, that investment in such companies will be appropriate because the Funds will invest in those emerging market companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Funds may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Funds' definition of an emerging country debt security and so long as the Sub-Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

    The Emerging Markets Debt Fund and Worldwide High Income Fund are subject to no restrictions on the maturities of the emerging country debt securities they hold; those maturities may range from overnight to 30 years. The value of debt securities held by a Fund generally will vary inversely to changes in prevailing interest rates. A Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

    Government, government-related and restructured debt securities in emerging markets will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, a Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

    Debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Sub-Adviser based on publicly available information and inquiries made to the issuer.

    Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

    The Funds do not intend to invest in any security in a country where the currency is not freely convertible to U.S. Dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

    The governments of some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatization"). The Sub-Adviser believes that privatization may offer investors opportunities for significant capital appreciation and intends to invest assets of the Fund in privatization in appropriate circumstances. In certain countries, the ability of foreign entities, such as the Fund, to participate in privatization may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Fund participates will be successful.

    Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use sovereign debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund may participate in Latin American debt conversion programs. The Sub-Adviser will evaluate opportunities to enter into debt conversion transactions as they arise.

    BRADY BONDS. The Emerging Markets Debt Fund and Worldwide High Income Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, a Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

    U.S. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

EQUITY-LINKED SECURITIES

    The Value, Mid Cap Growth, Global Equity, Equity Growth, Growth and Income and Aggressive Equity Funds may invest in equity-linked securities, including, among others, PERCS, ELKS, or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Funds may invest in the securities described below or other similar equity-linked securities. There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities.

    Preferred Equity Redemption Cumulative Stock ("PERCS") convert into common stock within three years regardless of the price at which the common stock trades. If the common stock is trading at a price that is at or below the cap, a Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Fund equals the cap. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the PERCS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

    The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, a Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Fund receives the cap amount. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the ELKS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

    The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-market yield at maturity, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, a Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchase price of the LYON's plus accrued original issue discount, the Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock performs. LYONs also present risks based on payment expectations. If a LYON's issuer redeems the LYONs, the Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

EURODOLLAR AND YANKEE OBLIGATIONS

    Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

    Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

    Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

    Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

    Performance indexed paper is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The U.S. Dollar value of the assets of the Global Equity, Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Emerging Markets Debt, Latin American, European Equity, Japanese Equity and International Magnum Funds and to the extent they invest in assets denominated in foreign currencies, the Value, Mid Cap Growth, American Value, Aggressive Equity, Growth and Income, Equity Growth, Worldwide High Income and High Yield Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

    The Funds may enter into forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. Dollar price of the security or the U.S. Dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when any of these Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Company's Custodian will place cash or liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

    The Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    In addition, Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. These Funds may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund's entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to hold liquid securities or cash equal to the Fund's obligations in a segregated account throughout the duration of the contract.

FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    The Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

    The Emerging Markets, Latin American, European Equity, American Value, Equity Growth, Emerging Markets Debt, Global Equity, Global Equity Allocation, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of a Fund's assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of such securities.

    Futures traders are required to make a good faith margin deposit in cash or liquid securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts that they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Funds intend to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Funds require generally that all futures transactions constitute bona fide hedging transactions. A Fund may engage in futures transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Funds will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Funds will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% (50% for the Mid Cap Growth, Value, Equity Growth, Emerging Markets Debt and Global Equity Funds) of its total assets. See also, "Investment Limitations" for further restrictions applicable to the Funds.

    RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

    The Funds will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however, the Funds may enter into over-the-counter futures transactions to the extent permitted by applicable law.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds engage in futures strategies only for hedging purposes, the Sub-Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, the Fund had invested in the underlying security or currency and sold it after the decline.

    Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FOREIGN CURRENCIES

    The Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives a Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

    The Funds noted above may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on their portfolios which otherwise would have resulted. Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

    Funds may write options on foreign currencies for the same purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    Funds may only write covered call options on foreign currencies. A call option written on a foreign currency by the portfolio is "covered" if the Fund owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars, marked-to-market daily.

    Funds may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. Dollar value of a security which the portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Fund will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked-to-market daily.

    Funds may combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

    To the extent required by the rules and regulations of the Securities and Exchange Commission ("SEC"), the Custodian of the Funds will place cash or other liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

OPTIONS TRANSACTIONS

    The Non-Money Market Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A "covered" call option means that so long as a Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option.

    A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods a Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

    A Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, a Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

    A Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. A Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on a Fund's ability to purchase call and put options.

    Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Options will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund or sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid unless the Fund has entered into a special arrangement to dispose of the security, and are subject to the Fund's limitation on investing in illiquid securities.

    Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities. In the opinion of the Sub-Adviser, the risk that a Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

COMBINED TRANSACTIONS

    Funds may enter into multiples of the forwards, futures and options transactions described above in which they are permitted to engage, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable Securities and Exchange Commission (the "SEC") regulations and SEC staff guidelines.

RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN
  CURRENCIES

    Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments.

    Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

    The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

    In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

GLOBAL INVESTING

    Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Funds permit entering into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

    Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of a Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

    Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Additional risks of foreign investing are set forth in the appropriate Prospectuses.

ILLIQUID SECURITIES

    Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price they are being carried on a Fund's books. This lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for securities also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

INVESTMENT COMPANY SECURITIES

    The 1940 Act, generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits a Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. A Fund may not purchase shares of any affiliated investment company except as permitted by the 1940 Act or other applicable law.

MORTGAGE-RELATED DEBT SECURITIES

    Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

    The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

    The International Magnum Fund seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country (defined below) weightings determined by the Sub-Adviser. After establishing regional allocation strategies, the Sub-Adviser then selects equity securities among issuers of a region. The Fund invests in countries (each an "EAFE country") comprising the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index (the "EAFE Index") and any countries which have been publicly announced will be added to the EAFE Index.

    The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight Industry Indices making up the Morgan Stanley Capital International Indices. The Morgan Stanley Capital International EAFE Index is based on the share prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy,

    The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia. It was announced publicly that Portugal will be added to the EAFE Index in December, 1997.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

    The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Sub-Adviser and with stock selection within each country designed to replicate a broad market index. The Sub-Adviser determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of the indices making up the Morgan Stanley Capital International Indices.

    The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/ Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS

    For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. See the Prospectuses for a discussion of the risks of foreign investments. These institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Funds will invest in U.S. Dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Sub-Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied.

PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Fund for the year, excluding securities with maturities of one year or less. The rate of portfolio turnover will not be a limiting factor when a Fund deems it appropriate to purchase or sell securities for the portfolio. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by the Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "Taxes" in the Prospectus for more information on taxation.

REPURCHASE AGREEMENTS

    The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

SECURITIES LENDING

    Each Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or liquid securities having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and
(d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Sub-Adviser to be of good standing and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

    At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

STAND-BY COMMITMENTS

    A Fund may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase, at a Fund's option, a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

    The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

    The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Sub-Adviser's opinion, present minimal credit risks and otherwise satisfy applicable quality standards. The Funds' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

    The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their right thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by that Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

    SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

    Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SWAP CONTRACTS

    The Non-Money Market Funds may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    The swaps in which the noted Funds may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

    Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities, to avoid any potential leveraging of the Fund. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Sub-Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Funds may enter into OTC derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Sub-Adviser in accordance with guidelines established by the Board of Directors. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

    The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT OBLIGATIONS

    Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments held by each Money Market Fund may have maturities of more than 397 days, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days. In determining the weighted average maturity of a Fund and whether a variable rate demand instrument has a remaining maturity of 397 days or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to instruments rated "high quality," the Sub-Adviser will follow guidelines adopted by the Company's Board of Directors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Fund will maintain with the appropriate Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. It is possible that the market value at the time of settlement would be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON BONDS

    Zero coupon bonds is a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on zero coupon bonds issued by the U.S. Treasury remains guaranteed by the "full faith and credit" of the United States Government.

    A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed to be income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Fund's distributions of net investment income.

    Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

    Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRs"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                               FEDERAL INCOME TAX

    The following is only a summary of certain additional federal tax considerations generally affecting the Company and its shareholders that are not described in the Company's prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Company or its shareholders, and the discussion here and in the Company's prospectuses are not intended as tax advice or as a substitute for careful tax planning.

    Each Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), generally will be applied to each Fund separately, rather than to the Company as a whole. Each Fund has qualified and intends to continue to qualify to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and (c) diversify its holdings so that, at the end of each fiscal quarter of the Company's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other
RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement. The Short-Short Gain Test will no longer be applicable to the Funds beginning on July 1, 1998.

    In addition to the requirements described above, in order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

    If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain dividends, which are distributions of net capital gains) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

    Each Fund will decide whether to distribute or to retain all or part of any net capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss. For a summary of the rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss recognized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains dividends and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

CAPITAL GAINS RATES UNDER THE 1997 TAX ACT

    Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum long-term capital gains rate for corporations remains at 35%. Under the 1997 Tax Act, the Treasury is authorized to issue regulations that address the application of the new capital gains rates to sales and exchanges by RICs and to sales and exchanges of interests in RICs, but no such regulations have been issued as of the date hereof. It is expected that the new tax rates for capital gains under the 1997 Tax Act described above will apply to distributions of capital gain dividends by the Funds as well as to sales and exchanges of shares in the Funds. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gain dividends received on such shares (see discussion above regarding gains or losses recognized on the sale or exchange of shares), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.

ADDITIONAL CONSIDERATIONS FOR THE TAX-FREE MONEY MARKET FUND

    In order for the Tax-Free Money Market Fund to pay exempt-interest dividends during any taxable year, at the close of each quarter of its taxable year at least 50% of the value of the Fund's assets must consist of certain tax-exempt obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, however, be subject to the alternative minimum tax (the "AMT") imposed by Section 55 of the Code and, in the case of corporate taxpayers, the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The AMT and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the AMT and/or the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

    The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (depending on the taxpayer's income) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year may be included in the gross income of such individual depending upon the individual's "modified adjusted gross income" (which includes exempt-interest dividends).

    The Tax-Free Money Market Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use such a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of this Fund.

    Issuers of bonds purchased by the Tax-Free Money Market Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

    Distributions of net investment income received by the Tax-Free Money Market Fund from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Although the Tax-Free Money Market Fund generally does not expect to receive net investment income other than Tax-Exempt Interest, up to 20% of the net assets of the Fund may be invested in Municipal Obligations that do not bear Tax-Exempt Interest, and any taxable income recognized by the Fund will be distributed and taxed to its shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

    A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive income or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a RIC that holds stock of a PFIC will be subject to federal income tax on (i) a portion of any "excess distribution" received on such stock or (ii) any gain from a sale or disposition of such stock (collectively, "PFIC income"), plus interest on such amounts, even if the RIC distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the RIC's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, which most likely would have to be distributed to satisfy the 90% distribution requirement and the distribution requirement for avoiding income and excise taxes. In most instances it will be very difficult to make this election due to certain requirements imposed with respect to the election.

    Under provisions of the 1997 Tax Act generally effective for taxable years ending after 1997, a Fund that invests in PFIC stock may make an election to annually mark-to-market certain publicly traded PFIC stock (a "PFIC Mark-to-Market Election"). "Marking-to-market," in this context, means recognizing as ordinary income or loss each year an amount equal to the difference between the Fund's adjusted tax basis in such PFIC stock and its fair market value. Losses will be allowed only to the extent of net mark-to-market gain previously included by the Fund pursuant to the election for prior taxable years. The Fund may be required to include in its taxable income for the first taxable year in which it makes a PFIC Mark-to-Market Election an amount equal to the interest charge that would otherwise accrue with respect to distributions on, or dispositions of, the PFIC stock. This amount would not be deductible from the Fund's taxable income. The PFIC Mark-to-Market Election applies to the taxable year for which made and to all subsequent taxable years, unless the PFIC stock ceases to be publicly traded or the Internal Revenue Service consents to revocation of the election. By making the PFIC Mark-to-Market Election, the Fund could ameliorate the adverse tax consequences arising from its ownership of PFIC stock, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and proceeds from the disposition of PFIC stock.

FOREIGN INCOME TAX

    It is expected that each Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, if any, and a Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of a Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. No deductions will be allowed in computing alternative minimum tax liability.

    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

    The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

CERTAIN INVESTMENT PRACTICES

    Some of a Fund's investment practices, including those involving certain risk management transactions and foreign currency transactions, may be subject to special provisions of the Code that, among other things, defer the use of certain losses of the Fund and affect the holding period of securities held by the Fund and the character of gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. Thus, these provisions could affect the amount, timing and character of distributions to shareholders. Each Fund engaging in such investment practices will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

                   FEDERAL TAX TREATMENT OF FORWARD CURRENCY
                     CONTRACTS AND EXCHANGE RATE CONTRACTS

    Except for certain hedging transactions, each Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Proposed legislation would provide that amounts treated as capital gain or loss pursuant to the foregoing sentence would be attributable to property held for more than 18 months. See "Capital Gains Rates Under the 1997 Tax Act" above for a summary of the tax rates applicable to capital gains. Forward currency futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, a Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of a Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test. The Short-Short Gain test will no longer be applicable to the Funds beginning on July 1, 1998.

    Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Company is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from the Company is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Company, distributions of net long-term capital gains, and amounts retained by the Company which are designated as undistributed capital gains.

    If the income from the Company is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Company, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

    The Company may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

    The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Company.

                               PURCHASE OF SHARES

    For Class A shares of the Non-Money Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Non-Money Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") (currently, 4:00 p.m., Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Non-Money Funds is based on such price as further described in the Prospectuses under "Purchase of Shares."

    The purchase price of shares of the Money Market Funds is the net asset value per share next determined after Federal Funds are available to such Fund. A purchase of a Money Market Fund's shares by check is credited to the shareholder's account at the price next determined after receipt of Federal Funds on the day of receipt and will begin receiving dividends the following day.

    Shares of the Company may be purchased on any day the NYSE is open, except that shares of the Money Market Funds may be purchased on any day when both the NYSE and the Federal Reserve Banks are open. The NYSE is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. Federal Reserve Banks are closed on Columbus Day and Veterans Day, in addition to such NYSE holidays.


    The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders, and such brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, and such orders will be priced at the Fund's net asset value next computed after they are so accepted.


    Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Company, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                              REDEMPTION OF SHARES

    Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. Additionally, if the Board of Directors determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of the Fund, the Company may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the Funds in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

    Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Fund(s).

    To protect your account and the Company from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Company to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

    Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

    The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.

    Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A

    For certain full service participant directed profit sharing and money purchase plans and qualified 401(k) retirement plans and for investments in the amount of $1,000,000 or more of Class A shares of the Non-Money Funds ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

    The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which caused the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one year period prior to the redemption. The CDSC -- Class A will be waived in connection with redemptions by certain Qualified Purchasers (e.g., in retirement plans qualified under Section 401(a) of the Code and deferred compensation plans under Section 457 of the Code) required to obtain funds to pay distributions to beneficiaries pursuant to the terms of the plans. Such payments include, but are not limited to, death, disability, retirement or separation from service. No CDSC -- Class A will be imposed on exchanges between funds. For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

    Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of the Participating Funds described in the Prospectus.

WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC -- CLASS B
  AND C")

    As described in the Prospectus under "Purchase of Shares," redemptions of Class B shares and Class C shares of the Non-Money Funds will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

    (a)  Redemption Upon Disability or Death

    The Non-Money Funds will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

    In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC -- Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

    (b)  Redemption in Connection with Certain Distributions from Retirement
Plans

    The Company will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The charge will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Participating Funds; in such event, as described below, the Non-Money Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to
Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

    The Company does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

                             INVESTMENT LIMITATIONS

    Each current Fund of the Company has adopted certain investment policies which are either fundamental investment limitations or non-fundamental investment limitations. Fundamental investment limitations may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Non-fundamental investment limitations may be changed by the Board of Directors of the Company.

    For the purpose of adopting fundamental investment limitations the current Funds have been divided into three separate groups, which limitations apply only to the Funds that form a part of that group. The groups are comprised as follows:

Category I Funds:                 Global Fixed Income, Worldwide High
                                  Income, High Yield, American Value,
                                  Aggressive Equity, U.S. Real Estate,
                                  Global Equity Allocation, Asian Growth,
                                  Emerging Markets, Latin American,
                                  International Magnum, Japanese Equity,
                                  Growth and Income and European Equity
                                  Funds.

Category II Funds:                Equity Growth, Global Equity, Emerging
                                  Markets Debt, Mid Cap Growth and Value
                                  Funds.

Money Market Funds:               Money Market, Tax-Free Money Market and
                                  Government Obligations Money Market
                                  Funds.

CATEGORY I FUNDS

    The following are fundamental investment limitations with respect to the Category I Funds. No Category I Fund will:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin American Fund, European Equity Fund, American Value Fund, Aggressive Equity Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate, and except that the U.S. Real Estate Fund may invest in real estate limited partnership interests, but may not invest in such interests that are not publicly traded;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (6) except with respect to the Latin American Fund and U.S. Real Estate Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin American Fund, European Equity Fund, Aggressive Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objective and policies;

     (9) purchase or retain securities of an issuer if those officers and Directors of the Company or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (10) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund's total assets valued at the lower of market or cost and a Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Worldwide High Income Fund, Latin American Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies and except that each of the Latin American Fund, Aggressive Equity Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

    (11) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American, Aggressive Equity and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

    (12) invest more than an aggregate of 15% of the total assets of the Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in these time deposits; provided, however, that no Fund shall invest (i) more than 10% of its total assets in securities subject to legal or contractual restrictions on resale and (ii) in fixed time deposits with a duration of over seven calendar days;

    (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

    (14) issue senior securities;

    (15) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (12) above) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

    (16) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, Aggressive Equity Fund and U.S. Real Estate Fund, purchase more than 10% of any class of the outstanding securities of any issuer; and

    (17) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund, U.S. Real Estate Fund and Worldwide High Income Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Funds total assets, at market value, would be invested in the securities of such issuer.

    The following are non-fundamental investment limitations with respect to the Category I Funds. As a matter of non-fundamental policy, no Category I Fund will:

     (1) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange;

     (2) invest in oil, gas or other mineral leases; and invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), except securities that are not registered under the 1933 Act but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act.

    Each of the Global Fixed Income, Latin American, Aggressive Equity, U.S. Real Estate and Worldwide High Income Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

CATEGORY II FUNDS

    The following are fundamental investment limitations with respect to the Category II Funds. No Category II Fund will:

     (1) invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities;

     (2) purchase or sell real estate, although each Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental investment limitation

(8) below, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (4) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

     (5) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) issue any class of senior security or sell any senior security of which it is the issuer, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes, provided that such borrowings do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings) and except that the Emerging Markets Debt Fund may borrow from banks in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of a Fund's total assets at the time the Fund makes such temporary borrowing. Notwithstanding the foregoing limitations on issuing or selling senior securities and borrowing, a Fund may engage in investment strategies that obligate it either to purchase securities or segregate assets, or enter into reverse repurchase agreements, provided that it will segregate assets to cover its obligations pursuant to such transactions in accordance with applicable rules, orders, or interpretations of the SEC or its staff. This investment limitation shall not preclude a Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

     (7) underwrite the securities of other issuers (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities);

     (8) Acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position.

    The following are non-fundamental investment limitations with respect to the Category II Funds. As a matter of non-fundamental policy, no Category II Fund will:

     (1) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Fund may make margin deposits in connection with transactions in options, futures, and options on futures;

     (2) sell short unless the Fund (i) owns the securities sold short, (ii) by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, or (ii) maintains in a segregated account on the books of the Fund's custodian an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short or such other amount as the SEC or its staff may permit by rule, regulation, order, or interpretation, except that the Emerging Markets Debt Fund may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (3) purchase or retain securities of an issuer if those Officers and Directors of the Company or any of its investment advisers owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (4) borrow money other than from banks or other Funds of the Company, provided that a Fund may borrow from banks or other Funds of the Company so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or, except for the Emerging Markets Debt Fund, purchase additional securities when borrowings exceed 5% of total assets;

     (5) pledge, mortgage or hypothecate assets in an amount greater than 10% of its total assets in the case of the Equity Growth, Global Equity and Emerging Markets Debt Funds or 50% of its total assets in the case of the Mid Cap Growth and Value Funds, provided that each Fund may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

     (6) invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board of Directors;

     (7) invest for the purpose of exercising control over management of any company;

     (8) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (9) in the case of the Equity Growth, Global Equity, and Emerging Markets Debt Funds, make loans as described in fundamental investment limitations 3(ii) and 3(iii), above, in an amount exceeding 33 1/3% of its total assets; and

    (10) in the case of the Emerging Markets Debt Fund, purchase a security if, as a result, with respect to 50% of its assets, it would hold more than 10% of the outstanding voting securities of an issuer or have more than 5% of its total assets invested in securities of an issuer or, with respect to 100% of its assets, it would have more than 25% of its total assets invested in securities of the issuer, except that these limitations do not apply to investments in U.S. Government securities.

    Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

MONEY MARKET FUNDS

    The following are fundamental investment limitations with respect to the Money Market Funds. No Money Market Fund will:

     (1) invest in commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation, except that the Tax-Free Money Market Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations;

     (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Fund) instruments issued by U.S. banks or their domestic branches;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) issue senior securities or borrow money, except for borrowing money from banks for temporary purposes or (with respect to the Money Market Fund and Government Obligations Fund) for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, any assets except as may be necessary in connection with permitted borrowings and then, in amounts not in excess of 10% of the value of the Fund's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Fund's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's securities by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     (9) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

    (10) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

    (11) with respect to the Money Market Fund, invest in other investment companies except to the extent permitted by the 1940 Act, provided that the Fund may invest only in investment companies that are unaffiliated with the Fund; and with respect to the Tax-Free Money Market Fund and Government Obligations Money Market Fund, invest more than 10% of the value of the Fund's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Fund's assets may be invested in any one money market fund;

    (12) with respect to the Money Market Fund, purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Fund may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Fund's assets and may make time deposits;

    (13) with respect to the Tax-Free Money Market Fund, under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest");

    (14) with respect to the Government Obligations Money Market Fund, purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Fund's assets which may be invested in the securities of any one issuer of obligations that the Fund is permitted to purchase;

    (15) purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities subject to unconditional demand features issued by a non-controlled person) if immediately after and as a result at the time of purchase more than 5% of the Fund's total assets would be invested in the securities of such issuer; except that, under applicable regulations, the Fund may invest more than 5% of its total assets in any one issuer for up to three business days;

    (16) enter into repurchase agreements with more than seven days maturity if, as a result, more than 10% of the value of its net assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; and

    (17) make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objectives, policies and limitations and, with respect to the Money Market and Government Obligations Money Market Funds, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned.

    With respect to limitation (6) above concerning industry concentration, the Money Market Fund will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

    The following are non-fundamental investment limitations with respect to the Money Market Funds. As a matter of non-fundamental policy, no Money Market Fund will:

     (1) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets;

     (2) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange; and

     (3) invest in oil, gas or other mineral leases.

    The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

                 DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

    Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                           MANAGEMENT OF THE COMPANY

OFFICERS AND DIRECTORS

    The Company's Officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Company. The Directors set broad policies for the Company and choose its Officers. Two Directors and all of the Officers of the Company are directors, officers or employees of the Adviser or its affiliates. The other Directors have no affiliation with the Adviser, Distributor or administrative services providers or their affiliates. The Directors are also Trustees of other open-end funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") (except for the Exchange Fund and the Common Sense Trust) (collectively with the Company, the "Fund Complex") and Mr. Whalen is also Trustee of many closed-end funds that are similarly managed. Officers of the Company are generally officers of the other funds in the Fund Complex and some or all of the other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. A list of the Directors and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth below. Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Company's officers other than Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell, Hill and Stadler and Ms. Haigney are located at 2800 Post Oak Blvd., Houston, TX 77056.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
J. Miles Branagan            Director                  Private investor, Co-founder, and prior to August 1996,
1632 Morning Mountain Road                             Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                                      Corporation (now known as Getinge/Castle, Inc. a subsidiary
Date of Birth: 07/14/32                                of Getinge Industrier AB), a company which develops,
                                                       manufactures, markets and services medical and scientific
                                                       equipment. Director/Trustee of each of the funds in the Fund
                                                       Complex.

Richard M. DeMartini*        Director                  President and Chief Operating Officer, Individual Asset
Dean Witter Capital                                    Management Group, a division of Morgan Stanley, Dean Witter,
Two World Trade Center                                 Discover & Co. ("MSDWD"). Member of the MSDWD Management
New York, NY 10048                                     Committee. Director of the InterCapital Funds. Trustee of
Date of Birth: 10/12/52                                the TCW/DW Funds. Former Chairman of the Board of the NASDAQ
                                                       Stock Market, Inc. Former Vice Chairman of the Board of the
                                                       National Association of Securities Dealers, Inc.
                                                       Director/Trustee of each of the Funds in the Fund Complex.

Linda Hutton Heagy           Director                  Co-Managing Partner of Heidrick & Struggles, an executive
Sears Tower                                            search firm. Prior to 1997, Partner, Paul Ray Berndtson,
233 South Wacker Drive                                 Inc., an executive recruiting and management consulting
Suite 7000                                             firm. Formerly, Executive Vice President of ABN AMRO, N.A.,
Chicago, IL 60606                                      a Dutch bank holding company. Prior to 1992, Executive Vice
Date of Birth: 06/03/48                                President of La Salle National Bank. Trustee on The
                                                       University of Chicago Hospitals Board, The International
                                                       House Board and the Women's Board of the University of
                                                       Chicago. Director/ Trustee of each of the funds in the Fund
                                                       Complex.

R. Craig Kennedy             Director                  President and Director, German Marshall Fund of the United
11 DuPont Circle, N.W.                                 States. Formerly, advisor to the Dennis Trading Group Inc.
Washington, D.C. 20036                                 Prior to 1992, President and Chief Executive Officer.
Date of Birth: 02/29/52                                Director and Member of the Investment Committee of the Joyce
                                                       Foundation, a private foundation. Director/Trustee of each of the funds in the Fund Complex.

Jack E. Nelson               Director                  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                                 financial planning company and registered investment
Winter Park, FL 32789                                  adviser. President, Nelson Investment Brokerage Services
Date of Birth: 02/13/36                                Inc., a member of the National Association of Securities
                                                       Dealers, Inc. ("NASD") and Securities Investors Protection
                                                       Corp. ("SIPC"). Director/Trustee of each of the funds in the
                                                       Fund Complex.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Don G. Powell*               Director                  Chairman, President, Chief Executive Officer and a Director
2800 Post Oak Blvd.                                    of Van Kampen American Capital, Inc. ("VKAC"). Chairman,
Houston, TX 77056                                      Chief Executive Officer and a Director of the Adviser, Asset
Date of Birth: 10/19/39                                Management and the Distributor. Chairman and a Director of
                                                       ACCESS Investors Services, Inc. ("ACCESS"). Director or
                                                       officer of certain other subsidiaries of VKAC. Chairman of the Board of Governors and the Executive Committee of the
                                                       Investment Company Institute. Prior to November, 1996,
                                                       President, Chief Executive Officer and a Director of VK/AC
                                                       Holding, Inc. ("VKAC Holding"). Director/Trustee of each of the funds in the Fund Complex advised by the Adviser and
                                                       prior to July 1996 President, Chief Executive Officer and a
                                                       Trustee/Director of funds in the Fund Complex at that time.

Jerome L. Robinson           Director                  President, Robinson Technical Products Corporation, a
115 River Road                                         manufacturer and processor of welding alloys, supplies and
Edgewater, NJ 07020                                    equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                                programming company specializing in white collar
                                                       productivity. Director, Panasia Bank. Director/Trustee of
                                                       each of the funds in the Fund Complex.

Phillip Rooney               Director                  Vice Chairman and Director of The Servicemaster Company, a
One Service Master Way                                 business and consumer services company, since May 1997.
Downers Grove, IL 60515                                Private investor, Director, Illinois Tool Works, Inc., a
Date of Birth: 07/08/44                                manufacturing company. Director, Urban Shopping Centers
                                                       Inc., a retail mall management company; Director, Stone
                                                       Container Corp., a paper manufacturing company. Trustee,
                                                       University of Notre Dame. Formerly, President and Chief
                                                       Executive Officer, Waste Management, Inc., an environmental services company, and prior to that, President and Chief
                                                       Operating Officer, Waste Management, Inc. Director/Trustee
                                                       of each of the funds in the Fund Complex.

Fernando Sisto               Director                  Professor Emeritus and prior to 1995, Dean of the Graduate
155 Hickory Lane                                       School, Stevens Institute of Technology. Director, Dynalysis
Closter, NJ 07624                                      of Princeton, a firm engaged in engineering research.
Date of Birth: 08/02/24                                Director/ Trustee of each of the funds in the Fund Complex.

Wayne W. Whalen*             Director and Chairman of  Partner in the law firm of Skadden, Arps, Slate, Meagher &
333 West Wacker Drive        the Board                 Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                                      Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                                Capital Management, Inc. and closed-end funds advised by the
                                                       Adviser. Director/Trustee of each of the funds in the Fund
                                                       Complex, open-end funds advised by Van Kampen Capital
                                                       Management, Inc. and closed-end funds advised by the
                                                       Adviser.

Dennis J. McDonnell          President                 President and Director of VKAC. President, Chief Operating
Date of Birth: 05/20/42                                Officer and a Director of the Adviser and American Capital.
                                                       Director or officer of certain other subsidiaries of VKAC.
                                                       Prior to November 1996, Executive Vice President and a
                                                       Director of VKAC Holding. President of each of the funds in the Fund Complex. President, Chairman of the Board and
                                                       Trustee of other investment companies advised by the
                                                       Adviser, Asset Management or their affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Ronald A. Nyberg             Vice President and        Executive Vice President, General Counsel and Secretary of
Date of Birth: 07/29/53      Secretary                 VKAC. Executive Vice President, General Counsel, Assistant
                                                       Secretary and a Director of the Adviser, Asset Management
                                                       and the Distributor. Executive Vice President, General
                                                       Counsel and Assistant Secretary of ACCESS. Director or
                                                       officer of certain other subsidiaries of VKAC. Director of
                                                       ICI Mutual Insurance Co., a provider of insurance to members of the Investment Company Institute. Prior to November 1996,
                                                       Executive Vice President, General Counsel and Secretary of
                                                       VKAC Holding. Vice President and Secretary of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.

Peter W. Hegel               Vice President            Executive Vice President of the Adviser. Director of Asset
Date of Birth: 06/25/56                                Management. Officer of certain other subsidiaries of VKAC.
                                                       Vice President of each of the funds in the Fund Complex and certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.

Alan T. Sachtleben           Vice President            Executive Vice President of the Adviser and Asset
Date of Birth: 04/20/42                                Management. Director of Asset Management, Director or
                                                       officer of certain other subsidiaries of VKAC. Vice
                                                       President of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.

Joseph P. Stadler            Vice President            Vice President of Morgan Stanley Asset Management Inc.;
1221 Avenue of the Americas                            Officer of various investment companies managed by Morgan
New York, NY 10020                                     Stanley Asset Management Inc. Previously with Price
Date of Birth: 06/07/54                                Waterhouse LLP (accounting).

Paul R. Wolkenberg           Vice President            Executive Vice President of VKAC, Asset Management and the
Date of Birth: 11/10/44                                Distributor. President, Chief Executive Officer and a
                                                       Director of ACCESS. Director or officer of certain other
                                                       subsidiaries of VKAC. Vice President of each of the funds in the Fund Complex and certain other investment companies
                                                       advised by the Adviser, Asset Management or their
                                                       affiliates.

Edward C. Wood, III          Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 01/11/56      Financial Officer         Vice President and Chief Financial Officer of each of the
                                                       funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.

Curtis W. Morell             Vice President and Chief  Senior Vice President of the Adviser and Asset Management.
Date of Birth: 08/04/46      Accounting Officer        Vice President and Chief Accounting Officer of each of the funds in the Fund Complex and certain other investment
                                                       companies advised by the Adviser, Asset Management or their affiliates.

John L. Sullivan             Treasurer                 First Vice President of the Adviser and Asset Management.
Date of Birth: 08/20/55                                Treasurer of each of the funds in the Fund Complex and
                                                       certain other investment companies advised by the Adviser,
                                                       Asset Management or their affiliates.

Tanya M. Loden               Controller                Vice President of the Adviser and Asset Management.
Date of Birth: 11/19/59                                Controller of each of the funds in the Fund Complex and
                                                       other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                POSITION WITH COMPANY     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------  --------------------------------------------------------------------------------------
Nicholas Dalmaso             Assistant Secretary       Vice President and Senior Attorney of VKAC, Vice President
Date of Birth: 03/01/65                                and Assistant Secretary of the Adviser, Asset Management and
                                                       the Distributor. Officer of certain other subsidiaries of
                                                       VKAC. Assistant Secretary of each of the funds in the Fund
                                                       Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.

Huey P. Falgout, Jr.         Assistant Secretary       Assistant Vice President and Senior Attorney of VKAC,
Date of Birth: 11/15/63                                Assistant Vice President and Assistant Secretary of the
                                                       Adviser, Asset Management, the Distributor and ACCESS.
                                                       Officer of certain other subsidiaries of VKAC, Assistant
                                                       Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Scott E. Martin              Assistant Secretary       Senior Vice President, Deputy General Counsel and Assistant
Date of Birth: 08/20/56                                Secretary of VKAC, Senior Vice President, Deputy General
                                                       Counsel and Secretary of the Adviser, Asset Management, the
                                                       Distributor and ACCESS. Officer of certain other
                                                       subsidiaries of VKAC. Prior to November 1996, Senior Vice
                                                       President, Deputy General Counsel and Assistant Secretary of
                                                       VKAC Holding. Assistant Secretary of each of the funds in
                                                       the Fund Complex and other investment companies advised by the Adviser, Asset Management or the affiliates.
Weston B. Wetherell          Assistant Secretary       Vice President, Associate General Counsel and Assistant
Date of Birth: 06/15/56                                Secretary of VKAC, the Adviser, Asset Management and the
                                                       Distributor. Officer of certain other subsidiaries of VKAC.
                                                       Assistant Secretary of each of the funds in the Fund Complex and other investment companies advised by the Adviser, Asset
                                                       Management or the affiliates.
Joanna Haigney               Assistant Treasurer       Assistant Vice President, Senior Manager of Fund
73 Tremont Street                                      Administration and Compliance Services, Chase Global Funds
Boston, MA 02108                                       Services Company; Officer of various investment companies
Date of Birth: 10/10/66                                managed by Morgan Stanley Asset Management Inc. Previously with Coopers & Lybrand LLP.
Steven M. Hill               Assistant Treasurer       Assistant Vice President of the Adviser and Asset
Date of Birth: 10/16/64                                Management. Assistant Treasurer of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.

M. Robert Sullivan           Assistant Controller      Assistant Vice President of the Adviser and Asset
Date of Birth: 03/30/33                                Management. Assistant Controller of each of the funds in the
                                                       Fund Complex and other investment companies advised by the
                                                       Adviser, Asset Management or the affiliates.

--------------
* Such Directors are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. DeMartini and Powell are interested persons of the Adviser and the Funds because of their affiliation with the Adviser. Mr. Whalen is an interested person of the Funds by reason of his firm acting as legal counsel to the Funds.

    Prior to the election of the current Directors on July 2, 1997, Messrs. Barton M. Biggs, John D. Barrett, II, Gerard E. Jones, Warren J. Olsen, Andrew McNally, IV, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore (the "Prior Directors") served as directors to the Company. Until July 2, 1997, the Company was part of an open-end fund complex, which also consisted of Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Universal Funds, Inc. (the "Prior Complex"). For the fiscal year ended June 30, 1997, each director who was not an "interested person" of the Funds was being paid an annual aggregate fee of $55,000 plus expenses for service as a director of the funds in the Prior Complex and an additional annual aggregate fee of $10,000 for service on the audit committee of the funds in the Prior Complex. For the fiscal year ended June 30, 1997, individual trustees received aggregate fees from the Funds and from the Prior Complex as shown in the table below entitled "Compensation Table--Prior Directors".

    As of the date of this SAI, each of the Directors is a director/trustee of each of the 65 operating funds in the Fund Complex which includes the Funds (for purposes of this action, the "MS Funds"), other open-end funds advised by the Adviser (each a "VK Fund" and collectively the "VK Funds") and open-end funds advised by Asset Management (each an "AC Fund" and collectively the "AC Funds"). Each director/trustee who is not an affiliated person of VKAC, the Adviser, Asset Management, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows director/trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. As of the date hereof, each VK Fund and AC Fund in the Fund Complex provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below. As of January 1, 1998, it is anticipated that each Fund in the Fund Complex, except the money market series of the MS Funds, will provide such a retirement plan to its Non-Affiliated Trustee.

    The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meeting.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund in the Fund Complex includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period until December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds in the Fund Complex includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee. Payment of the annual retainer and the regular meeting fee is allocated among all of the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the director/trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his on her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

    For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds is intended to be based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

    Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the fund and earn a rate of return determined by reference to the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-
Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the fund may invest to securities of those selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Company.

    Each VK Fund and AC Fund in the Fund Complex has adopted a retirement plan. Under the retirement plan, a Non-Affiliated Trustee who is receiving director/trustee's compensation from the fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such director/trustee's retirement from the fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the fund. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

    The following table shows aggregate compensation paid to each of the Company's Prior Directors by the Company and the Prior Complex, respectively, for the fiscal year from July 1, 1996 to June 30, 1997.

                               COMPENSATION TABLE
                                PRIOR DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM PRIOR COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME OF PERSON, POSITION                              FROM FUNDS         FUND EXPENSES        RETIREMENT        DIRECTORS++
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
Barton M. Biggs*
Director and Chairman of the Board................      $     0               $0                  $0              $     0

John D. Barrett, II,*
Director..........................................      $10,070               $0                  $0              $73,767

Gerard E. Jones,*
Director..........................................      $10,070               $0                  $0              $80,867

Warren J. Olsen,*
Director and President............................      $     0               $0                  $0              $     0

Andrew McNally, IV,*
Director..........................................      $     0+              $0                  $0              $63,767

Samuel T. Reeves,*
Director..........................................      $     0+              $0                  $0              $63,767

Fergus Reid,*
Director..........................................      $     0+              $0                  $0              $80,867

Frederick O. Robertshaw,**
Director..........................................      $ 8,714               $0                  $0              $63,767

--------------
  * Elected Director as of June 28, 1995; retired as of July 2, 1997.
 + The total amount of deferred compensation for Samuel T. Reeves, Fergus Reid and Andrew McNally, IV was $8,714, $10,070, and $8,714, respectively.
++ The Prior Complex consisted of four investment companies including the Company.

    The following table shows aggregate compensation paid to each of the Company's current Directors by the Company for the fiscal year from July 1, 1996 to June 30, 1997 and from the Fund Complex for the calendar year ended December 31, 1996.

                               COMPENSATION TABLE
                               CURRENT DIRECTORS

                                                                          PENSION OR                         TOTAL COMPENSATION
                                                       AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM FUND COMPLEX
                                                     COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON         PAID TO
NAME                                                  FROM FUNDS           EXPENSES           RETIREMENT     DIRECTOR/TRUSTEE+
--------------------------------------------------  ---------------   -------------------  ----------------  ------------------
J. Miles Branagan*................................       $0**                 $0                  $0              $104,875
Richard M. DeMartini*.............................       $0**                 $0                  $0                16,875
Linda Hutton Heagy*...............................       $0**                 $0                  $0               104,875
R. Craig Kennedy*.................................       $0**                 $0                  $0               104,875
Jack E. Nelson*...................................       $0**                 $0                  $0                97,875
Don G. Powell*....................................       $0**                 $0                  $0                22,000
Jerome L. Robinson*...............................       $0**                 $0                  $0               101,625
Phillip Rooney*...................................       $0**                 $0                  $0                22,000
Dr. Fernando Sisto*...............................       $0**                 $0                  $0               104,875
Wayne W. Whalen*..................................       $0**                 $0                  $0               104,875

--------------
 * Elected Director as of July 2, 1997.
** Director received no compensation from the Funds for the fiscal year ended
   June 30, 1997. See discussion preceding the table regarding anticipated compensation for the fiscal year from July 1, 1997 to June 30, 1998.
+ The amounts in this column represent aggregate compensation from the 51 funds in the Fund Complex as of December 31, 1996. Because funds in the Fund Complex have different fiscal year-ends, the information for this column is presented on a calendar year basis. The amounts for the calendar year ending December 31, 1997 will most likely be higher reflecting the addition of the Funds to the Fund Complex. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell and Whalen, the director/trustees are not director/trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received total compensation of $243,375 during the calendar year ended December 31, 1996.

    As of October 16, 1997, the Directors and officers as a group owned less than 1% of the shares of the Funds.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

    The Adviser is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"). The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and has its offices at One Parkview Plaza, Oakbrook Terrace, IL 60181 and 2800 Post Oak Boulevard, Houston, TX 77056. Pursuant to the advisory agreement (the "Advisory Agreement") between the Adviser and the Company, the Adviser provides investment services to the Funds. Additionally, pursuant to the administration agreement (the "Administration Agreement") between the Adviser and the Company, the Adviser (the "Administrator") provides administrative services to the Funds. The Advisory Agreement and Administration Agreement became effective as of July 2, 1997. The current Advisory Agreement and Administration Agreement are described in more detail in the Company's prospectus. Prior to July 2, 1997, MSAM (described below) was the adviser and administrator of each of the Funds except Mid Cap Growth and Value Funds which were advised by MAS (described below). The fees and expenses under the new Advisory Agreement and new Administration Agreement are substantially similar to the predecessor agreements.

    MSAM is an indirect wholly-owned subsidiary of MSDWD and acts as sub-adviser pursuant to an investment sub-advisory agreement between MSAM and the Adviser to each of the Company's Funds, other than the Mid Cap Growth and Value Funds. The principal offices of the MSAM are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services to the non-money Funds of the Company for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, the prior adviser, earned fees of approximately $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), $7,177,000 (and voluntarily waived a portion of such fees equal to approximately $1,328,000) and $10,409,000 (and voluntarily waived a portion of such fees equal to approximately $1,716,000), respectively. Further, for the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, MSAM, as adviser for the PCS Money Market Portfolio (the "Predecessor Money Market Portfolio") the predecessor to the Money Market Fund received $611,754, $759,398 and $882,000, respectively (net of voluntary fee waivers of $87,105, $153,797 and $579,000, respectively) and as adviser for the PCS Government Obligations Money Market Portfolio (the "Predecessor Government Obligations Money Market Portfolio") the predecessor to the Government Obligations Money Market Fund received $897,867, $395,312 and $542,000, respectively (net of voluntary fee waivers of $0, $45,251 and $392,000, respectively). For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid administrative fees to MSAM, the prior administrator to the Funds, of approximately $1,500,000, $2,273,000 and $3,187,000, respectively. For the fiscal years ended June 30, 1995 and June 30, 1996 and for the fiscal period from July 1, 1996 to September 26, 1996, PFPC Inc., which served as administrator to the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio (the "Predecessor Portfolios"), was paid aggregate administrative fees of $346,829, $273,252 and $73,440, respectively.

    MAS is an indirect wholly-owned subsidiary of MSDWD with its principal offices located at One Tower Bridge, West Conshohocken, PA 19428. Pursuant to an investment sub-advisory agreement between MAS and the Adviser, MAS provides sub-advisory services to each of the Mid Cap Growth and Value Funds. MAS provides investment services to employee benefit plans, endowment funds, foundations, and other institutional investors and has served as investment adviser to the MAS Funds, a registered open-end investment company, since 1984. At September 30, 1996, MAS managed investments totaling approximately $37.5 billion. MAS did not receive any compensation as an adviser, sub-adviser or administrator to the Funds from the Company prior to the end of the fiscal year ended June 30, 1997.

    Under sub-administration agreements between the Administrator and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a corporate affiliate of Chase) provides certain administrative services to the Company. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the prior Administrator paid Sub-Administration fees to Chase of approximately $2,004,678, $2,028,244 and $2,011,782, respectively. CGFSC provides operational and administrative services to investment companies with approximately $116 billion in assets and having approximately 165,479 shareholder accounts as of June 30, 1997. CGFSC's business address is 73 Tremont Street, Boston, MA 02108-3913.

DISTRIBUTION OF FUND SHARES

    Prior to January 1, 1997, Morgan Stanley & Co. Incorporated ("Morgan Stanley"), a wholly-owned subsidiary of MSDWD, served as the distributor of the Company's shares pursuant to a Distribution Agreement with the Company and a Plan of Distribution for each Money Market Fund and each class of each Non-Money Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Subsequent to January 1, 1997, Van Kampen American Capital Distributors, Inc. (the "Distributor") replaced Morgan Stanley as distributor of the Company's shares pursuant to a Distribution Agreement with the Company and the Plans. Under each Plan the Company's distributor is entitled to receive from the Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.50% for each of the Money Market Funds and up to 0.75% of the Class B shares and Class C shares of each of the Non-Money Funds, on an annualized basis, of the average daily net assets of such Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services (a "Participating Dealer"). The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

    The Plans obligate the Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class A, Class B and Class C shares of the Non-Money Market Funds were most recently approved by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on December 12, 1996 and the Plan for the Money Market Funds was most recently approved at the same meeting.

    Morgan Stanley served as distributor of the Company until December 31, 1996 and the Distributor served as the distributor for the Company from January 1, 1997 through the fiscal year ended June 30, 1997. As compensation for providing distribution services to the Company for the fiscal year ended June 30, 1997, the Distributor and Morgan Stanley received aggregate fees of approximately $8,204,000 which were attributable approximately as follows:

                                                                                                    FISCAL YEAR ENDED
                                                                                                      JUNE 30, 1997
FUND NAME                                                                                                 (000)
-------------------------------------------------------------------------------------------------  -------------------
Global Equity Allocation Fund -- Class A.........................................................       $     160
Global Equity Allocation Fund -- Class B.........................................................             238
Global Equity Allocation Fund -- Class C.........................................................             679
Global Fixed Income Fund -- Class A..............................................................              16
Global Fixed Income Fund -- Class B..............................................................              16
Global Fixed Income Fund -- Class C..............................................................              26
Asian Growth Fund -- Class A.....................................................................             509
Asian Growth Fund -- Class B.....................................................................             602
Asian Growth Fund -- Class C.....................................................................           1,424
Emerging Markets Fund -- Class A.................................................................             229
Emerging Markets Fund -- Class B.................................................................             180
Emerging Markets Fund -- Class C.................................................................             465
Latin American Fund -- Class A...................................................................              81
Latin American Fund -- Class B...................................................................              45
Latin American Fund -- Class C...................................................................              87
American Value Fund -- Class A...................................................................              58
American Value Fund -- Class B...................................................................              43
American Value Fund -- Class C...................................................................             233
Worldwide High Income Fund -- Class A............................................................             152
Worldwide High Income Fund -- Class B............................................................             491
Worldwide High Income Fund -- Class C............................................................             351
Aggressive Equity Fund -- Class A................................................................              28
Aggressive Equity Fund -- Class B................................................................             105
Aggressive Equity Fund -- Class C................................................................              55
High Yield Fund -- Class A.......................................................................              13
High Yield Fund -- Class B.......................................................................              57
High Yield Fund -- Class C.......................................................................              43
U.S. Real Estate Fund -- Class A.................................................................              19
U.S. Real Estate Fund -- Class B.................................................................              45
U.S. Real Estate Fund -- Class C.................................................................              22
International Magnum Fund -- Class A.............................................................              21
International Magnum Fund -- Class B.............................................................              68
International Magnum Fund -- Class C.............................................................              58
Japanese Equity Fund -- Class A(1)...............................................................             N/A
Japanese Equity Fund -- Class B(1)...............................................................             N/A
Japanese Equity Fund -- Class C(1)...............................................................             N/A
Growth and Income Fund -- Class A(1).............................................................             N/A
Growth and Income Fund -- Class B(1).............................................................             N/A
Growth and Income Fund -- Class C(1).............................................................             N/A
European Equity Fund -- Class A(1)...............................................................             N/A
European Equity Fund -- Class B(1)...............................................................             N/A
European Equity Fund -- Class C(1)...............................................................             N/A
Money Market Fund(2).............................................................................             981
Tax-Free Money Market Fund(1)....................................................................             N/A
Government Obligations Money Market Fund(2)......................................................             604
Equity Growth Fund -- Class A(1).................................................................             N/A
Equity Growth Fund -- Class B(1).................................................................             N/A
Equity Growth Fund -- Class C(1).................................................................             N/A
Global Equity Fund -- Class A(1).................................................................             N/A
Global Equity Fund -- Class B(1).................................................................             N/A
Global Equity Fund -- Class C(1).................................................................             N/A
Emerging Markets Debt Fund -- Class A(1).........................................................             N/A
Emerging Markets Debt Fund -- Class B(1).........................................................             N/A
Emerging Markets Debt Fund -- Class C(1).........................................................             N/A
Mid Cap Growth Fund -- Class A(1)................................................................             N/A
Mid Cap Growth Fund -- Class B(1)................................................................             N/A
Mid Cap Growth Fund -- Class C(1)................................................................             N/A
Value Fund -- Class A(1).........................................................................             N/A
Value Fund -- Class B(1).........................................................................             N/A
Value Fund -- Class C(1).........................................................................             N/A

------------------
(1) Not operational as of June 30, 1997.
(2) As compensation for providing distribution services to the Predecessor Portfolios for the period from July 1, 1996 to September 26, 1996, Morgan Stanley received fees from the Predecessor Money Market Portfolio in the amount of $146,803 and from the Predecessor Government Obligations Money Market Portfolio in the amount of $98,828. Such fees are included in the amounts listed above.

CODE OF ETHICS

    The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes require that all employees of the Adviser and Sub-Advisers preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser or Sub-Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Company as of October 16, 1997 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Company management's knowledge, as follows:

    AMERICAN VALUE FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122 owned 7.118% of the total outstanding Class A shares of such Fund.

    Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East 3rd Floor, Jacksonville, FL 32246-6484, owned 11.140% of the total outstanding Class B shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Dr. East, 3rd Floor, Jacksonville, FL 32246-6484, 6.538% and Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY, 10020-1001, 6.130%.

    GLOBAL EQUITY ALLOCATION FUND: Scott & Stringfellow PSP, Mutual Funds/Clearing & Custody Account, P.O. Box 1575, Richmond, VA 23213, owned 5.253% of the total outstanding Class A shares of such Fund.

    GLOBAL FIXED INCOME FUND: Lehman Brothers Inc., P.O. Box 29198, Brooklyn, NY 11202, owned 34.20% of the total outstanding Class A shares of such Fund. Charles Schwab & Co, Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104 owned 5.945% of the total outstanding Class A shares of such Fund.

    The following each held the percentage indicated of the total outstanding Class B shares of such Fund: ADVEST, Inc., 90 State House Square, Hartford, CT 06103-3702, 9.934%; Piper Jaffray as Custodian FBO Mary Lou Concialdi, 222 So. 9th St., Minneapolis, MN 55402-3389, 7.312%; Anna E. Fulmer Trustee for Anna E. Fulmer Trust, U/A/D 8/2/93, 1124 Marine Way West, West Palm Beach, FL, 33408-3630, 7.051%; and Frank Burstein, 211 Linden Dr., Elkins Park, PA 19027-1341, 5.184%.

    The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Geraldine M. Nemeth, Trustee, Trust U/A Dated 12/5/87, Geraldine M. Falkiner 1987, 1482 Indian Trails Parkway, Baraboo, WI 53913, 5.593%; Thomas B. Congdon and Constance B. Congdon, Joint Tenants, 4 Pine St., Nantucket, MA 02554-3721, 5.222% and Smith Barney, Inc., 388 Greenwich Street, New York, NY 10613-2375, 5.064%.

    EMERGING MARKETS FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 29.877% of the total outstanding Class A shares of such Fund.

    GROWTH AND INCOME FUND: Van Kampen American Capital Generations Variable Annuities, c/o American General Life Insurance Company, P.O. Box 1591, Houston, TX 77251 owned 93.182% of the total outstanding Class B shares of such Fund; Van Kampen American Capital Distributors Inc., One Chase Manhattan Plaza, 37th Floor, New York, NY 10005 owned 6.818% of the total outstanding Class B shares of such Fund.

    HIGH YIELD FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 39.419% of the total outstanding Class A shares of such Fund and 26.384% of the total outstanding Class C shares of such Fund. Nancy J. Dinardo Trust, Dinardo Family Trust, DTD 09/01/88, 323 North Ave, Bridgeport, CT 06808-6126 owned 6.816% of the total outstanding Class C shares of such Fund.

    LATIN AMERICAN FUND: Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-6484, owned 10.293% of the total outstanding Class C shares of such Fund.

    U.S. REAL ESTATE FUND: The following each held the percentage indicated of the total outstanding Class C shares of such Fund: Dain Bosworth Inc., FBO Lancaster Ventures LLC, P.O. Box 6368, Lincoln, NE 58508-0368, 11.158% and MFSC FEBO #CL7-625647, Hironaru Okamoto, Shigeno Okamoto, 32 Beverly Rd, Great Neck, NY, 11021-1330, 7.443%.

    INTERNATIONAL MAGNUM FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 10.216% of the total outstanding Class A shares of such Fund; Wachovia Bank NA Cust, FBO East Carolina University Endowment and Foundation, 301 N. Main Street, P.O. Box 3073, Winston Salem, NC 27150, owned 9.190% of the total outstanding Class A shares of such Fund and Charles Schwab & Co. Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, owned 5.854% of the total outstanding Class A shares of such Fund.

    Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class B shares of such Fund.

    MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.514% of the total outstanding shares of the Fund.*

    GOVERNMENT OBLIGATIONS MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 99.979% of the total outstanding shares of the Fund.*

    WORLDWIDE HIGH INCOME FUND: The following each held the percentage indicated of the total outstanding Class A shares of such Fund: FTC & Co., P.O. Box 173736, Denver, CO 80217-3738, 16.548% and Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, 8.338%.

    TAX-FREE MONEY MARKET FUND:  N/A

    JAPANESE EQUITY FUND:  N/A

    EUROPEAN EQUITY FUND:  N/A

    EQUITY GROWTH FUND:  N/A

    GLOBAL EQUITY FUND:  N/A

    EMERGING MARKETS DEBT FUND:  N/A

    MID CAP GROWTH FUND:  N/A

    VALUE FUND: Van Kampen American Capital Trust Company, 2800 Post Oak Blvd, Houston, Texas 77056, owned 5.406% of the total outstanding Class C shares of such Fund.

    *The shareholder may be deemed a "controlling person" of the particular Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the shareholder may be able to control the outcome of matters voted on by shareholders of the Fund.

                       MONEY MARKET FUND NET ASSET VALUE

    Each of the Money Market Funds seeks to maintain a stable net asset value per share of $1.00. Each Fund uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of a Fund's per share net asset value at $1.00 is based on the Fund's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

    The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by, or under procedures adopted by, the Directors.

    In the event of a deviation of over 1/2 of 1% between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

    There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market Funds values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of such Funds will ordinarily remain at $1.00, but the Funds' daily dividends will vary in amount. Net realized short-term capital gains, if any, less any capital loss carryforwards, will be distributed whenever the Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Market Funds do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually, less any capital loss carryforwards.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement and Investment Sub-Advisory Agreements authorize each of the Adviser and Sub-Advisers (collectively for this discussion only, the "Adviser") to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Company has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Company.

    In purchasing and selling securities for the Funds, it is the Company's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Funds, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Company. Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For the three fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, the Company paid brokerage commissions of approximately $115,622, $180,458 and $464,192, respectively, to the Morgan Stanley, an affiliated broker-dealer. For the fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997, commissions paid to Morgan Stanley represented approximately 7%, 6% and 7.98%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 3%, 2% and 7.10%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Company during such period.

    Fund securities will not be purchased from, or through, or sold to or through, the Adviser, the Sub-Advisers or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                            PERFORMANCE INFORMATION

    The Company may from time to time quote various performance figures to illustrate the Funds' past performance.

    Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Company but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Company to compute or express performance follows.

TOTAL RETURN

    From time to time the Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10- year period (or over the life of the Fund) and the deduction of all applicable Company expenses on an annual basis.

    Total return figures are calculated according to the following formula:

 P(1+T)(n)      =      ERV

    where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

    Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Funds that commenced operations prior to June 30, 1997 for the one-year period ended June 30, 1997 and for the period from the inception of each Fund through June 30, 1997 are as follows:

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
Global Equity Allocation Fund
    Class A Shares......................   01/04/93    20.61%          15.90%
    Class B Shares(1)...................   08/01/95    19.64%          19.77%
    Class C Shares(1)...................   01/04/93    19.69%          15.04%
Global Fixed Income Fund
    Class A Shares......................   01/04/93     4.27%           6.48%
    Class B Shares(1)...................   08/01/95     3.48%           3.78%
    Class C Shares(1)...................   01/04/93     3.48%           5.64%
Asian Growth Fund
    Class A Shares......................   06/23/93    (1.10)%          9.89%
    Class B Shares(1)...................   08/01/95    (1.79)%          0.00%(2)
    Class C Shares(1)...................   06/23/93    (1.79)%          9.11%
American Value Fund
    Class A Shares......................   10/18/93    30.68%          16.23%
    Class B Shares(1)...................   08/01/95    29.77%          21.72%
    Class C Shares(1)...................   10/18/93    29.67%          15.32%
Worldwide High Income Fund
    Class A Shares......................   04/21/94    30.29%          18.35%
    Class B Shares(1)...................   08/01/95    29.14%          24.02%
    Class C Shares(1)...................   04/21/94    29.12%          17.39%
Emerging Markets Fund
    Class A Shares......................   07/06/94    13.54%           4.66%
    Class B Shares(1)...................   08/01/95    12.67%          11.57%
    Class C Shares(1)...................   07/06/94    12.66%           3.87%
Latin American Fund
    Class A Shares......................   07/06/94    57.32%          19.10%
    Class B Shares(1)...................   08/01/95    56.17%          44.31%
    Class C Shares(1)...................   07/06/94    56.04%          18.10%
Aggressive Equity Fund
    Class A Shares......................   01/02/96    28.93%          34.43%
    Class B Shares......................   01/02/96    28.01%          33.53%
    Class C Shares......................   01/02/96    28.04%          33.48%
U.S. Real Estate Fund
    Class A Shares......................   05/01/96    35.75%          35.17%
    Class B Shares......................   05/01/96    34.58%          33.88%
    Class C Shares......................   05/01/96    34.56%          34.05%
High Yield Fund
    Class A Shares......................   05/01/96    18.12%          15.67%
    Class B Shares......................   05/01/96    17.22%          14.83%
    Class C Shares......................   05/01/96    17.21%          14.82%
International Magnum Fund
    Class A Shares......................   07/01/96    17.30%          17.30%
    Class B Shares......................   07/01/96    16.40%          16.40%
    Class C Shares......................   07/01/96    16.27%          16.27%
Japanese Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Growth and Income Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A

                                                       ONE-YEAR        INCEPTION
                                          INCEPTION  PERIOD ENDED    THROUGH JUNE
                                            DATE     JUNE 30, 1997     30, 1997
                                          ---------  -------------   -------------
European Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Equity Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Global Equity Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Emerging Markets Debt Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Mid Cap Growth Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Value Fund
    Class A Shares......................        N/A      N/A             N/A
    Class B Shares......................        N/A      N/A             N/A
    Class C Shares......................        N/A      N/A             N/A
Money Market Fund.......................   08/04/89     4.60%           4.64%
Tax-Free Money Market Fund..............        N/A      N/A             N/A
Government Obligations Money Market
 Fund...................................   03/12/92     4.53%           3.72%

------------------
  The Japanese Equity, Growth and Income, European Equity, Equity Growth, Global Equity, Emerging Markets Debt, Mid Cap Growth, Value and Tax-Free Money Market Funds had not commenced operations in the fiscal year ended June 30, 1997.

(1) The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995.

(2) Amount is less than 0.01.

YIELD FOR CERTAIN FUNDS

    From time to time certain of the Funds may advertise yield.

    Current yield reflects the income per share earned by a Fund's investments.

    Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

    Current yield figures are obtained using the following formula:

                      2[(a - b + 1) - 1]
Yield          =      ------------------
                              cd

    where:

    a          =      dividends and interest earned during the period
    b          =      expenses accrued for the period (net of reimbursements)
    c          =      the average daily number of shares outstanding during the period that were entitled to receive income distributions
    d          =      the maximum offering price per share on the last day of the period

    The respective current yields for the following Funds 30-day period ended June 30, 1997 were as follows:

                                                                     CLASS A      CLASS B      CLASS C
FUND NAME                                                            SHARES       SHARES       SHARES
-----------------------------------------------------------------  -----------  -----------  -----------
Global Fixed Income Fund                                                3.79%        3.23%        3.23%
Worldwide High Income Fund                                              7.76%        7.40%        7.40%
High Yield Fund                                                         7.24%        6.84%        6.84%

                  CALCULATION OF YIELD FOR MONEY MARKET FUNDS

    The current yield of the Money Market, Tax-Free Money Market and Government Obligations Money Market Funds are calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. The yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.69% and 4.62% respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Fund by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market Fund and Government Obligations Money Market Fund for the 7-day period ended June 30, 1997 were 4.80% and 4.73%, respectively.

    The yield of a Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing fund instruments, computing net asset value and calculating yield.

                            TAXABLE EQUIVALENT YIELD

    It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

   Tax Free Yield
-------------------       =      Your Taxable Equivalent
1 - Your Tax Bracket             Yield

    For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%. The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1997 under the Internal Revenue Code. There can, of course, be no guarantee that the Tax-Free Money Market Fund will achieve a specific yield. Also, it is possible that some portion of the Fund's dividends may be subject to federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME              INCOME           TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------     TAX      ------------------------------------------------------------------
  SINGLE RETURN      JOINT RETURN     BRACKETS     3%     4%     5%     6%      7%      8%      9%     10%     11%
-----------------  -----------------  ---------   -----  -----  -----  -----  ------  ------  ------  ------  ------
$0-$24,650         $0-$41,200            15%      3.53%  4.71%  5.88%  7.06%  8.24%   9.41%   10.59%  11.76%  12.94%
$24,650-$59,750    $41,200-$99,600       28%      4.17%  5.56%  6.94%  8.33%  9.72%   11.11%  12.50%  13.89%  15.28%
$59,750-$124,650   $99,600-$151,750      31%      4.35%  5.80%  7.25%  8.70%  10.14%  11.59%  13.04%  14.49%  15.94%
$124,650-$271,050  $151,750-$271,050     36%      4.69%  6.25%  7.81%  9.38%  10.94%  12.50%  14.06%  15.63%  17.19%
$271,050 and up    $271,050 and up      39.6%     4.97%  6.62%  8.28%  9.93%  11.59%  13.23%  14.90%  16.56%  18.21%

--------------
* Net amount subject to 1997 Federal Income Tax after deductions and exemptions, not indexed for 1997 income tax rates.

COMPARISONS

    To help investors better evaluate how an investment in a Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

    (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (b) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

    (d) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

    (e) Lipper -- Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

    (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (g) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

    (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

    (i) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

    (j) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

    (k) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

    (l) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

Australian Dollars       Netherlands Guilder
Canadian Dollars         Swiss Francs
European Currency Units  UK Pounds Sterling
French Francs            U.S. Dollars
Japanese Yen             German Deutsche Marks

    (m) J.P. Morgan Traded Global Bond Index -- is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

    (n) Lehman LONG-TERM Treasury Bond Index -- is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

    (o) Lehman Aggregate Bond Index -- is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

    (p) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. Ifmis a value-weighted index calculated on price change only and does not include income.

    (q) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (r) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    (s) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

    (t) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

    (u) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

    (v) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

    (w) Savings and Loan Historical Interest Rates -- as published in the United States Savings & Loan League Fact Book.

    (x) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

    (y) The MSCI Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

    (z) CS First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

    (bb) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, New Zealand, the Far East, Canada and the United States.

    (cc) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. (Assumes reinvestment of dividends.)

    (dd) IFC Global Total Return Composite Index -- An unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

    (ee) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

    (ff) The MSCI Latin America Global Index -- is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends).

    (gg) Morgan Stanley Capital International Japan Index -- An unmanaged index of common stocks (assumes dividends reinvested).

    (hh) NAREIT Index -- An unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

    (ii) Standard & Poor's 400 Mid Cap Index -- The Standard and Poor's Midcap 400 is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the medium market capitalization is approximately $700 million.

    (jj) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

    In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Company's Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Company to calculate its performance. In addition, there can be no assurance that the Company will continue this performance as compared to such other averages.

GENERAL PERFORMANCE INFORMATION

    Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

    From time to time, a Fund's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

    Fund advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

    The Funds may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

    The Funds may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley or its affiliates; and the portfolio managers' goals, strategies and investment techniques.

    The Funds' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Funds may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Funds' shareholder reports (including the investment composition of a Fund), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.

    The Funds may quote various measures of volatility and benchmark correlation in advertising. The Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

    The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

    From time to time marketing materials may provide a portfolio manager update, an adviser update and discuss general economic conditions and outlooks. The Funds' marketing materials may also show each Fund's asset class diversification, top five sector holdings and ten largest holdings. Materials may also mention how the Adviser believes the Fund compares relative to other funds advised by the Adviser or distributed by the Distributor. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which examined investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless if shareholders purchased their fund in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Funds will also be marketed on the Internet.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The Company's Articles of Incorporation permit the Directors to issue 27.375 billion shares of common stock, par value $.001 per share, from an unlimited number of Funds. Currently the Company is authorized to offer shares of twenty-two Funds, nineteen of which have Class A, Class B and Class C shares.

    The shares of each Fund of the Company are fully paid and non-assessable, and, except as described in the Prospectuses, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund of the Company have no pre-emptive rights. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Company.

DIVIDENDS AND DISTRIBUTIONS

    The Company's policy is to distribute substantially all of each Fund's net investment income, if any. Each Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. A Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Company may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

    Any dividend or distribution paid shortly after an investor purchases shares of an Non-Money Market Fund will reduce the per share net asset value of that Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

    As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of a Fund are automatically reinvested in additional shares of that Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Funds, including the Non-Money Funds, that are purchased through the automatic reinvestment of dividends and distributions of a Fund.

    Each Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Fund.

CUSTODY ARRANGEMENTS

    Chase serves as the Company's domestic custodian except with respect to the Money Market Funds. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley, Dean Witter, Discover & Co. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Company, and the reputation of the institution in the particular country or region. PNC Bank, N.A. serves as the Company's custodian for each of the Money Market Funds.

                     DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

    EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group.

    DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

    EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTES ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest.

    DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATING: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

    WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

    The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

    United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

    Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

    An instrumentality of the United States Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (92.3%)
  AUSTRALIA (1.2%)
       9,600   Amcor Ltd........................................  $     64
       5,200   Australian Gas Light Co., Ltd....................        31
      14,200   Australian National Industries Ltd...............        17
      18,524   Boral Ltd........................................        58
       3,500   Brambles Industries Ltd..........................        69
      28,159   Broken Hill Proprietary Ltd......................       414
       8,110   Burns, Philip & Co., Ltd.........................        15
       7,386   Coca-Cola Amatil Ltd.............................        96
      16,181   Coles Myer Ltd...................................        84
       4,800   CRA Ltd..........................................        82
   (a)10,550   Crown Ltd........................................        17
      16,300   CSR Ltd..........................................        63
      27,800   Fosters Brewing Corp.............................        52
      18,051   General Property Trust...........................        36
       9,255   Gio Australia Holdings Ltd.......................        29
      18,537   Goodman Fielder Ltd..............................        27
       4,900   ICI Australia Ltd................................        48
    (a)3,600   Leighton Holdings Ltd............................        18
       3,926   Lend Lease Corp., Ltd............................        83
      24,389   MIM Holdings Ltd.................................        36
      20,137   National Australia Bank Ltd......................       289
       4,346   Newcrest Mining Ltd..............................        12
      27,757   News Corp., Ltd..................................       133
      23,154   Normandy Mining Ltd..............................        26
      11,449   North Broken Hill Peko Ltd.......................        44
      13,200   Pacific Dunlop Ltd...............................        39
      14,000   Pioneer International Ltd........................        54
       3,300   Plutonic Resources Ltd...........................        10
       2,900   Renison Goldfields Consolidated Ltd..............        11
      10,012   Santos Ltd.......................................        42
       3,000   Smith (Howard) Ltd...............................        29
       1,800   Sons of Gwalia Ltd...............................         7
       9,499   Southcorp Holdings Ltd...........................        36
       4,800   Tabcorp Holdings Ltd.............................        26
       1,098   Westfield Trust..................................         2
      25,100   Westpac Banking Corp. Ltd........................       151
      14,690   WMC Ltd..........................................        93
                                                                  --------
                                                                     2,343
                                                                  --------
  CANADA (4.5%)
       5,800   Abitibi-Consolidated, Inc........................       104
       4,600   Agrium, Inc......................................        53
       6,800   Alcan Aluminum Ltd...............................       233
       2,100   Avenor, Inc......................................        41
       8,200   Bank of Montreal.................................       320
       7,500   Bank of Nova Scotia..............................       329
      13,200   Barrick Gold Corp................................       287
      20,100   BCE, Inc.........................................       559
      10,300   Bombardier, Inc., 'A'............................       233
       4,300   CAE Inc..........................................        34
       1,800   Cameco Corp......................................        68
      12,900   Canadian Imperial Bank of Commerce...............       325
    (a)3,700   Canadian Natural Resources Ltd...................        96
       4,900   Canadian Occidental Petroleum Ltd................       110
      10,800   Canadian Pacific, Ltd............................       307
       2,900   Canadian Tire Corp., 'A'.........................        57
       2,900   Cominco Ltd......................................        77
    (a)2,300   Corel Corp.......................................        15
       1,900   Cott Corp........................................        20

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       3,200   Dofasco, Inc.....................................  $     61
       5,000   Domtar, Inc......................................        44
       4,900   Echo Bay Mines Ltd...............................        27
       1,700   George Weston Ltd................................       109
    (a)7,700   Gulf Canada Resources, Ltd.......................        63
       7,600   Imasco, Ltd......................................       220
       5,200   Imperial Oil Ltd.................................       266
       5,000   Inco Ltd.........................................       149
       1,800   IPL Energy, Inc..................................        60
       9,000   Laidlaw, Inc. 'B'................................       124
       2,200   Loewen Group, Inc................................        76
       4,900   MacMillan Bloedel Ltd............................        67
       2,200   Magna International, Inc., 'A'...................       132
       6,000   Methanex Corp....................................        56
       2,500   Molson Companies Ltd., 'A'.......................        42
       3,500   Moore Corp. Ltd..................................        69
    (a)4,900   Newbridge Networks Corp..........................       210
       7,600   Noranda, Inc.....................................       164
       4,100   Norcen Energy Resources Ltd......................        98
       7,600   Northern Telecom Ltd.............................       685
      17,000   Nova Corp........................................       145
       9,800   Petro............................................       159
       7,400   Placer Dome, Inc.................................       120
       1,700   Potash Corp. of Saskatchewan Inc.................       128
       4,200   Power Corp. of Canada............................       103
    (a)4,100   Provigo, Inc.....................................        23
       4,300   Ranger Oil Ltd...................................        40
    (a)4,100   Renaissance Energy Ltd...........................       114
    (a)4,100   Repap Enterprises, Inc...........................         2
    (a)6,000   Rogers Communication, Inc., 'B'..................        38
       9,700   Royal Bank of Canada.............................       439
    (a)4,100   Talisman Energy, Inc.............................       126
       3,700   Teck Corp., 'B'..................................        75
      11,100   The Seagram Co., Ltd.............................       446
      18,000   Thomson Corp.....................................       415
       7,500   Transcanada Pipelines, Ltd.......................       151
       3,900   Westcoast Energy, Inc............................        71
                                                                  --------
                                                                     8,585
                                                                  --------
  FRANCE (4.3%)
         693   Accor S.A........................................       104
       2,750   Alcatel Alsthom..................................       345
       5,324   AXA S.A..........................................       331
       3,902   Banque Nationale de Paris RFD....................       161
       2,077   Banque Paribas...................................       144
         750   BIC..............................................       123
         702   Bouygues.........................................        58
      (a)482   Canal Plus.......................................        94
         810   Carrefour S.A....................................       589
       1,700   Casino Guichard Perrachon........................        84
          25   Chargeurs International S.A......................         1
         500   Cie Bancaire S.A.................................        64
       1,867   Cie de Saint-Gobain..............................       272
      67,520   Cie de Suez S.A..................................       166
       2,073   Cie Generale des Eaux............................       266
       5,650   Elf Aquitaine....................................       610
         750   Eridania Beghin-Say S.A..........................       112
         250   Essilor International............................        67
       1,568   Groupe Danone RFD................................       259
       1,239   Havas S.A........................................        89
       1,907   L'Air Liquide....................................       303

                                                         -----------------------
                                                                    47
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  FRANCE (CONT.)

    (a)1,342   L'Oreal..........................................  $    566
       2,243   Lafarge Coppee S.A...............................       140
         585   Legrand S.A......................................       103
       1,905   LVMH Moet Hennessy Louis Vuitton.................       512
       1,231   Lyonnaise des Eaux S.A...........................       124
       3,287   Michelin (C.G.D.E.) 'B'..........................       197
          25   Pathe S.A........................................         5
       1,325   Pernod-Ricard....................................        68
         430   Pinault S.A......................................       207
         440   Promodes.........................................       171
       1,155   PSA Peugeot Citroen S.A..........................       112
       6,762   Rhone-Poulenc S.A. 'A'...........................       276
          60   Sagem............................................        30
       2,036   Sanofi S.A.......................................       200
       2,997   Schneider S.A....................................       160
         729   Simco S.A........................................        58
     (a,d)30   Simco S.A. (New).................................         2
          65   Societe Eurafrance S.A...........................        27
       1,589   Societe Generale.................................       177
         125   Sodexho S.A......................................        64
       2,608   Thomson CSF S.A..................................        67
       4,705   Total S.A. 'B'...................................       476
       5,590   Usinor Sacilor...................................       101
         680   Worms et Compagnie...............................        40
                                                                  --------
                                                                     8,125
                                                                  --------
  GERMANY (5.1%)
         900   adidas AG........................................       101
      (a)850   Agiv AG..........................................        19
       4,500   Allianz AG.......................................       962
          50   AMB Aachener & Muenchener
                 Beteiligungs AG................................        45
      10,700   BASF AG..........................................       395
      13,600   Bayer AG.........................................       524
       4,550   Bayerische Hypotheken Bank AG....................       138
       4,750   Bayerische Vereinsbank AG........................       195
    (a)1,600   Beiersdorf AG....................................        86
      (a)900   Bilfinger & Berger Bau AG........................        38
         150   Brau und Brunnen AG..............................        12
         550   CKAG Colonia Konz AG.............................        52
       1,750   Continental AG...................................        44
       9,200   Daimler-Benz AG..................................       749
       2,000   Degussa AG.......................................       106
       9,200   Deutsche Bank AG.................................       540
      38,770   Deutsche Telekom AG..............................       953
       8,050   Dresdner Bank AG.................................       282
         850   Heidelberger Zement AG...........................        82
       1,650   Hochtief AG......................................        74
         200   Karstadt AG......................................        72
    (a)1,150   Kloeckner-Humboldt-Deutz AG......................        11
         200   Linde AG.........................................       155
       6,950   Lufthansa AG.....................................       134
         250   MAN AG...........................................        78
         650   Mannesmann AG....................................       290
       2,923   Merck KGAA.......................................       127
    (a)1,860   METRO AG.........................................       203
         153   Muenchener Rueckversicherungs (Registered).......       434
         300   Preussag AG......................................        88
       6,100   RWE AG...........................................       262
       1,110   SAP AG...........................................       223
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       1,350   Schering AG......................................  $    145
      10,300   Siemens AG.......................................       617
       (a)50   Starbag AG.......................................         5
         750   Thyssen AG.......................................       180
       9,050   VEBA AG..........................................       511
         550   Viag AG..........................................       251
      (a)128   Viag AG RFD......................................        59
         550   Volkswagen AG....................................       417
                                                                  --------
                                                                     9,659
                                                                  --------
  HONG KONG (2.0%)
   (a)10,000   Applied International Holdings Ltd...............         1
      22,600   Bank of East Asia Ltd............................        94
      52,000   Cathay Pacific Airways Ltd.......................       108
      37,000   Cheung Kong Holdings Ltd.........................       365
      39,500   China Light & Power Co. Ltd......................       224
      28,000   Chinese Estate Holdings Ltd......................        26
      11,200   Giordano Holdings Ltd............................         8
      22,000   Hang Lung Development Corp.......................        40
      31,100   Hang Seng Bank Ltd...............................       443
      58,697   Hong Kong & China Gas Co.........................       117
       3,200   Hong Kong Aircraft Engineering Co., Ltd..........        12
      22,500   Hong Kong Shanghai Hotels........................        36
     187,200   Hong Kong Telecomunications Ltd..................       447
      70,000   Hopewell Holdings Ltd............................        44
      61,000   Hutchison Whampoa Ltd............................       528
      17,000   Hysan Development Co.............................        50
       7,000   Johnson Electric Holdings Ltd....................        21
       8,000   Miramar Hotel Investment Ltd.....................        15
      30,133   New World Development Co., Ltd...................       180
      26,000   Oriental Press Goup..............................        11
       7,000   Peregrine Investment Holdings....................        14
      28,000   Shangri-La Asia Ltd..............................        34
      22,961   Shun Tak Holdings Ltd............................        14
      30,000   South China Morning Post.........................        29
      13,000   Stelux Holdings Ltd..............................         3
      38,000   Sun Hung Kai Properties Ltd......................       457
      25,500   Swire Pacific Ltd. 'A'...........................       230
       8,000   Television Broadcasting Ltd......................        36
      37,000   Wharf Holdings Ltd...............................       160
       6,000   Windsor Industrial...............................         2
       4,300   Wing Lung Bank...................................        27
                                                                  --------
                                                                     3,776
                                                                  --------
  ITALY (2.8%)
      25,672   Assicurazioni Generali S.p.A.....................       467
      40,300   Banca Commerciale Italiana.......................        83
      15,900   Banco Ambrosiano Veneto..........................        46
       5,660   Benetton Group S.p.A.............................        90
       4,700   Cartiere Burgo S.p.A.............................        26
      71,000   Credito Italiano S.p.A...........................       130
      19,000   Edison S.p.A.....................................        95
     222,000   Ente Nazionale Idrocarburi S.p.A.................     1,257
       4,500   Falck............................................        17
      93,300   Fiat S.p.A.......................................       336
      20,700   Fiat S.p.A. Di Risp NCS..........................        39
   (a)11,000   Impreglio S.p.A..................................         7
      24,600   Istituto Bancario San Paolo di Torina S.p.A......       179
      17,950   Istituto Mobiliare Italiano S.p.A................       162
     118,200   Istituto Nazionale delle Assicurazioni (INA).....       180
       6,800   Italcementi S.p.A................................        42

--------------
          48
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  ITALY (CONT.)

       4,650   Italcementi S.p.A. NCS...........................  $     11
      19,400   Italgas..........................................        63
       6,565   La Rinascente S.p.A..............................        36
      14,000   Magneti Marelli S.p.A............................        24
      33,500   Mediaset S.p.A...................................       142
      14,050   Mediobanca S.p.A.................................        85
   (a)83,108   Montedison S.p.A.................................        55
   (a)28,900   Montedison S.p.A. Di Risp NCS....................        19
  (a)100,750   Olivetti Group...................................        29
      44,640   Parmalat Finanziaria S.p.A.......................        63
      45,000   Pirelli S.p.A....................................       111
       8,301   R.A.S............................................        66
       4,100   S.A.I............................................        32
       2,300   Sasib S.p.A......................................         8
       8,500   Sirti S.p.A......................................        49
      21,000   Snia BPD S.p.A...................................        19
      42,500   Telecom Italia Di Risp S.p.A.....................        84
     182,800   Telecom Italia Mobile S.p.A......................       592
      45,000   Telecom Italia Mobile S.p.A......................        80
     179,200   Telecom Italia S.p.A.............................       537
                                                                  --------
                                                                     5,261
                                                                  --------
  JAPAN (16.1%)
       1,580   Advantest Corp...................................       121
      20,000   Ajinomoto Co., Inc...............................       215
   (a)12,000   Aoki Corp........................................        14
       1,600   Aoyama Trading Co., Ltd..........................        51
      39,000   Asahi Bank Ltd...................................       332
      12,000   Asahi Breweries Ltd..............................       179
      36,000   Asahi Chemical Industry Co., Ltd.................       215
      34,000   Asahi Glass Co...................................       338
      70,000   Bank of Tokyo-Mitsubishi.........................     1,405
      12,000   Bridgestone Corp.................................       279
      15,000   Canon, Inc.......................................       408
       7,000   Casio Computer Co., Ltd..........................        61
      19,000   Chiba Bank Ltd...................................       113
      12,000   Chugai Pharmaceutical Ltd........................       108
      14,000   Dai Nippon Printing Co., Ltd.....................       317
      13,000   Daiei, Inc.......................................        83
      12,000   Daikin Industries Ltd............................       109
      12,000   Daiwa House Industry.............................       147
      24,000   Daiwa Securities Co., Ltd........................       189
          70   East Japan Railway Co............................       359
       8,000   Ebara Corp.......................................       120
       5,100   Fanuc Co.........................................       196
      42,000   Fuji Bank........................................       631
       7,000   Fuji Photo Film Ltd..............................       282
      31,000   Fujitsu Ltd......................................       430
       9,000   Furukawa Electric................................        57
      16,000   Hankyu Corp......................................        88
      12,000   Hazama-Gumi......................................        25
      60,000   Hitachi Ltd......................................       670
      16,000   Honda Motor Co...................................       482
      38,000   Industrial Bank of Japan.........................       590
       7,000   Ito-Yokado Co., Ltd..............................       406
      37,000   Japan Airlines Co................................       168
      30,000   Japan Energy Corp................................        79
      13,000   Joyo Bank........................................        72
       6,000   Jusco Co.........................................       203
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      24,000   Kajima Corp......................................  $    141
      15,900   Kansai Electric Power Co.........................       307
      22,000   KAO Corp.........................................       305
      19,000   Kawasaki Steel Corp..............................        62
      29,000   Kinki Nippon Railway.............................       177
      24,000   Kirin Brewery Co., Ltd...........................       249
      24,000   Komatsu Ltd......................................       195
      36,000   Kubota Corp......................................       176
      24,000   Kumagai Gumi Co. Ltd.............................        40
       3,600   Kyocera Corp.....................................       286
      12,000   Kyowa Hakko Kogyo................................        90
      36,000   Marubeni Corp....................................       163
       3,000   Marui Co.........................................        56
      36,000   Matsushita Electric Industries Ltd...............       726
      36,000   Mitsubishi Chemical Corp.........................       118
      33,000   Mitsubishi Corp..................................       412
      42,000   Mitsubishi Electric Corp.........................       235
      26,000   Mitsubishi Estate Co., Ltd.......................       377
      65,000   Mitsubishi Heavy Industries Ltd..................       499
      24,000   Mitsubishi Materials Corp........................        96
      22,000   Mitsubishi Trust & Banking Corp..................       348
      36,000   Mitsui & Co......................................       346
      24,000   Mitsui Engineering & Shipbuilding Co., Ltd.......        52
      19,000   Mitsui Fudosan Co., Ltd..........................       262
      18,000   Mitsui Trust & Banking Corp......................       136
      13,000   Mitsukoshi Ltd...................................        93
       4,000   Murata Manufacturing Co., Ltd....................       159
    (a)8,000   Mycal Corp.......................................       115
      21,000   NEC Corp.........................................       293
      12,000   NGK Insulators Ltd...............................       132
      15,000   Nippon Denko Co., Ltd............................       359
       9,000   Nippon Express Co., Ltd..........................        72
      12,000   Nippon Fire & Marine Insurance Co................        65
      12,000   Nippon Light Metal Co............................        44
      12,000   Nippon Meat Packers, Inc.........................       155
      34,000   Nippon Oil Co....................................       186
     133,000   Nippon Steel Corp................................       425
         179   Nippon Telegraph & Telephone ADR.................     1,719
      36,000   Nippon Yusen Kabushiki Kaisha....................       140
      45,000   Nissan Motor Co., Ltd............................       349
      70,000   NKK Corp.........................................       150
      31,000   Nomura Securities Co., Ltd.......................       428
      14,000   Odakyu Electric Railway Co.......................        83
      24,000   OJI Paper Co., Ltd...............................       149
      53,000   Osaka Gas Co.....................................       152
      12,000   Penta-Ocean Construction.........................        39
       4,000   Pioneer Electronic Corp..........................        97
       1,000   Rohm Co..........................................       103
      47,000   Sakura Bank Ltd..................................       360
       9,000   Sankyo Co., Ltd..................................       302
      36,000   Sanyo Electric Co., Ltd..........................       162
       3,000   Secom Co.........................................       220
       2,300   Sega Enterprises Ltd.............................        76
      12,000   Sekisui House Ltd................................       121
      24,000   Sharp Corp.......................................       331
       3,000   Shimano, Inc.....................................        63
       5,000   Shin-Etsu Chemical Co............................       133
      17,000   Shinizu Corp.....................................       102
       5,000   Shiseido Co., Ltd................................        83
      16,000   Shizuoka Bank....................................       183

                                                         -----------------------
                                                                    49
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  JAPAN (CONT.)

   (a)24,000   Showa Denko K.K..................................  $     63
       5,500   Sony Corp........................................       480
      47,000   Sumitomo Bank....................................       771
      48,000   Sumitomo Chemical Co.............................       217
      24,000   Sumitomo Corp....................................       228
      16,000   Sumitomo Electric Industries.....................       268
       5,000   Sumitomo Forestry................................        55
      43,000   Sumitomo Metal Industries........................       122
      11,000   Sumitomo Metal Mining Co.........................        78
      12,000   Sumitomo Osaka Cement Co., Ltd...................        38
      24,000   Taisei Corp., Ltd................................       111
       7,000   Taisho Pharmaceutical Co.........................       189
      15,000   Takeda Chemical Industries.......................       422
      24,000   Teijin Ltd.......................................       113
      16,000   Tobu Railway Co..................................        74
       8,600   Tohoku Electric Power............................       153
      36,000   Tokai Bank.......................................       371
      36,000   Tokio Marine & Fire Insurance Co.................       471
      22,200   Tokyo Electric Power Co..........................       467
       1,000   Tokyo Electron Ltd...............................        48
      48,000   Tokyo Gas Co.....................................       133
      20,000   Tokyu Corp.......................................       124
      16,000   Toppan Printing Co., Ltd.........................       251
      36,000   Toray Industries, Inc............................       257
      12,300   Toto Ltd.........................................       151
      24,000   Toyobo Ltd.......................................        64
      52,000   Toyota Motor Corp................................     1,534
      24,000   Ube Industries Ltd...............................        70
      24,000   Yamaichi Securities..............................        71
      22,000   Yasuda Trust & Banking...........................        84
                                                                  --------
                                                                    30,517
                                                                  --------
  KOREA (0.7%)
       4,440   Cho Hung Bank Co.................................        30
    (a)3,990   Commericial Bank of Korea........................        21
       3,080   Daewoo Corp......................................        25
       9,650   Daewoo Heavy Industries..........................        79
    (a)1,330   Daewoo Securities, Co............................        24
         980   Dong-Ah Construction Industrial Co...............        19
    (a)4,530   Hanil Bank.......................................        25
    (a)1,366   Hyundai Engineering & Construction Co. RFD.......        35
    (d)1,090   Hyundai Motor Co., Ltd...........................        36
      13,650   Korea Electric Power Corp........................       407
       4,100   Korea First Bank.................................        17
    (a,d)100   Korea Mobile Telecommunications Corp.
                 (Foreign)......................................        75
        (d)3   Korea Mobile Telecommunications Corp.............         2
       2,100   L.G. Chemical Ltd................................        29
    (d)2,550   Pohang Iron & Steel Ltd..........................       261
       1,600   Samsung Corp.....................................        22
      (d)670   Samsung Display Devices Co.......................        37
    (d)1,900   Samsung Electronics Co...........................       213
         260   Tong Yang Cement Co..............................         5
       2,009   Yukong Ltd.......................................        49
                                                                  --------
                                                                     1,411
                                                                  --------
  NETHERLANDS (1.5%)
      11,500   ABN-Amro Holdings N.V............................       214
         700   Akzo Nobel N.V...................................        96
       5,800   Elsevier N.V.....................................        97
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         350   Heineken N.V.....................................  $     60
       7,011   ING Groep N.V....................................       323
         813   KLM Royal Dutch Airlines N.V.....................        25
       1,251   Koninklijke Ahold N.V............................       106
         287   Koninklijke Hoogovens............................        16
         900   Koninklijke KNP BT...............................        20
       9,213   Koninklijke PTT Nederland N.V....................       362
         200   Nedlloyd Groep N.V...............................         6
       2,900   Phillips Electronics N.V.........................       208
      18,800   Royal Dutch Petroleum N.V........................       979
         296   Stork N.V........................................        12
       1,400   Unilever N.V.....................................       295
         640   Wolters Kluwer N.V...............................        78
                                                                  --------
                                                                     2,897
                                                                  --------
  SINGAPORE (1.8%)
   (d)11,000   Amcol Holdings Ltd...............................        --
      35,000   City Developments Ltd............................       343
    (a)4,000   Creative Technology Ltd..........................        69
      10,000   Cycle & Carriage Ltd.............................       104
      41,000   DBS Land Ltd.....................................       130
      21,000   Development Bank of Singapore....................       264
      13,000   First Capital Corp...............................        34
      13,200   Fraser & Neave Ltd...............................        94
      25,000   Hai Sun Hup Group Ltd............................        18
      21,000   Hotel Properties Ltd.............................        36
       9,000   Inchcape Bhd.....................................        32
       5,000   Jurong Shipyard Ltd..............................        22
   (a)32,000   Keppel Corp......................................       142
    (a)2,750   Keppel Corp. 'A'.................................        12
       5,000   Metro Holdings Ltd...............................        16
      15,000   NatSteel Ltd.....................................        38
      38,000   Neptune Orient Lines Ltd.........................        34
      37,920   Oversea-Chinese Banking Corp.....................       392
       6,000   Overseas Union Enterprise Ltd....................        28
      14,000   Parkway Holdings Ltd.............................        63
       3,000   Robinson & Co. Ltd...............................        16
       6,600   Shangri-La Hotel Ltd.............................        20
      39,000   Singapore Airlines Ltd. (Foreign)................       349
       8,600   Singapore Press Holdings (Foreign)...............       173
      32,000   Singapore Technologies Industrial Corp...........        82
     270,000   Singapore Telecommunications Ltd.................       499
      15,000   Straits Trading Co., Ltd.........................        33
      63,000   United Industrial Corp. Ltd......................        48
      36,000   United Overseas Bank Ltd. (Foreign)..............       370
      24,000   United Overseas Land Ltd.........................        32
                                                                  --------
                                                                     3,493
                                                                  --------
  SPAIN (3.0%)
         340   Acerinox S.A.....................................        64
       4,800   Argentaria S.A...................................       269
       7,820   Autopistas Concesionaria Espanola S.A............       106
       8,000   Banco Bilbao Vizcaya (Registered)................       650
       6,100   Banco Central Hispanoamericano S.A...............       223
      21,900   Banco Santander S.A..............................       675
         400   Corporacion Financiera Alba S.A..................        51
         849   Corporacion Mapfre S.A...........................        45
       1,550   Dragados y Construcciones S.A....................        32
       1,300   Ebro Agricolas, Compania de Alimentacion S.A.....        25
         550   Empresa Nacional de Cellulosas S.A...............        10
      10,000   Empresa Nacional de Electricidad S.A.............       840

--------------
          50
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  SPAIN (CONT.)

         317   Energia y Indsutrias Aragonesas..................  $      2
    (a)4,700   Ercros S.A.......................................         5
         400   Fomento de Construcciones y Contratas S.A........        51
       1,300   Gas Natural SDG 'E'..............................       284
      (a)200   Gines Navarro Construction Co....................         4
      35,300   Iberdrola S.A....................................       446
         625   Inmobiliaria Metropolitana Vasco Central S.A.....        23
         200   Portland Vaderrivas S.A..........................        16
      11,600   Repsol S.A.......................................       491
       1,591   Sociedade General de Aguas
                 de Barcelona S.A...............................        65
       (a)44   Sociedade General de Aguas de Barcelona, S.A.
                 RFD............................................         2
       1,000   Tabacalera S.A. 'A'..............................        54
      34,600   Telefonica de Espana.............................     1,001
       8,100   Union Electrica Fenosa S.A.......................        74
       2,400   Uralita S.A......................................        27
       1,376   Vallehermoso S.A.................................        37
         650   Viscofan Industria Navarra de Envolturas
                 Celulosicas S.A................................        15
         348   Zardoya-Otis S.A.................................        46
                                                                  --------
                                                                     5,633
                                                                  --------
  SWEDEN (1.9%)
      19,000   ABB AB 'A'.......................................       267
       1,300   AGA AG 'A'.......................................        18
       3,000   AGA AG 'B'.......................................        40
      36,266   Astra AB 'A'.....................................       675
       4,450   Atlas Copco AB 'A'...............................       116
       1,700   Electrolux AB 'B'................................       123
         900   Esselte AB 'A'...................................        21
      (a)850   Granges AB.......................................        11
       5,000   Hennes & Mauritz AB 'B'..........................       179
         100   Scancem AB.......................................         4
       2,100   Securitas AB, 'B'................................        59
       2,700   Skandia Group Forsakrings AB.....................        99
      12,700   Skandinaviska Enskilda Banken, 'A'...............       137
       3,000   Skanska AB, 'B'..................................       133
       3,000   SKF AB 'B'.......................................        78
       7,350   Stora Kopparbergs Bergslags Aktiebolag...........       119
       4,600   Svenska Cellulosa AB, 'B'........................        98
       5,000   Svenska Handelsbanken 'A'........................       160
      11,300   Swedish Match AB.................................        38
      22,100   Telefonaktiebolaget LM Ericsson..................       870
       3,200   Trelleborg AB, 'B'...............................        52
       9,400   Volvo AB, 'B'....................................       252
                                                                  --------
                                                                     3,549
                                                                  --------
  SWITZERLAND (2.1%)
         180   Adia S.A. (Bearer)...............................        69
          60   Alusuisse-Lonza Holding AG (Registered)..........        62
          95   BBC Brown Boveri AG (Bearer).....................       144
       1,850   CS Holding AG (Registered).......................       238
           5   Georg Fischer AG (Bearer)........................         7
          65   Holderbank Financiere Glaris AG, 'B' (Bearer)....        61
       (a)65   Merkur Holding AG (Registered)...................        14
         385   Nestle S.A. (Registered).........................       508
         630   Novartis AG (Registered).........................     1,007
          16   Roche Holding AG (Bearer)........................       220
          69   Roche Holding AG-Genusshein......................       624
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
         145   Schweizerische Rueckversicherungs-Gesellschaft
                 (Registered)...................................  $    205
          55   SMH AG (Bearer)..................................        31
          20   Societe Generale de Surveillance Holding S.A.
                 (Bearer).......................................        43
          40   Sulzer AG (Registered)...........................        34
      (a)750   Swiss Bank Corp. (Registered)....................       201
          35   SwissAir AG (Registered).........................        39
         205   Union Bank of Switzerland (Bearer)...............       234
         200   Union Bank of Switzerland (Registered)...........        46
         465   Zuerich Versicherungs-Gesellschaft
                 (Registered)...................................       185
                                                                  --------
                                                                     3,972
                                                                  --------
  UNITED KINGDOM (7.3%)
      18,200   Abbey National plc...............................       249
      11,665   Argyll Group plc.................................        67
       9,100   Arjo Wiggins Appleton plc........................        27
       6,500   Associated British Foods plc.....................        56
      22,589   Barclays plc.....................................       448
      14,300   Bass plc.........................................       175
      40,266   B.A.T Industries plc.............................       360
      57,200   BG plc...........................................       210
       9,127   BICC plc.........................................        27
      16,856   Blue Circle Industries plc.......................       120
       9,055   BOC Group plc....................................       157
      14,300   Boots Co. plc....................................       168
       9,100   BPB Industries plc...............................        49
       6,468   British Aerospace plc............................       144
      15,628   British Airways plc..............................       178
      74,927   British Petroleum Co. plc........................       932
      20,800   British Sky Broadcasting Group plc...............       152
      26,000   British Steel plc................................        65
      75,400   British Telecommunications plc...................       560
      54,606   BTR plc..........................................       187
       3,856   Burmah Castrol plc...............................        65
      32,462   Cable & Wireless plc.............................       297
      14,335   Cadbury Schweppes plc............................       128
       9,360   Caradon plc......................................        31
   (a)57,200   Centrica plc.....................................        70
      11,671   Coats Viyella plc................................        24
       9,056   Commercial Union plc.............................        95
       6,500   Courtaulds plc...................................        37
       1,272   De La Rue plc....................................         8
      37,700   General Electric plc.............................       225
       7,767   GKN plc..........................................       133
      41,600   Glaxo Wellcome plc...............................       861
       9,090   Granada Group plc................................       120
      28,572   Grand Metropolitan plc...........................       275
      15,600   Great Universal Stores plc.......................       158
      10,369   Guardian Royal Exchange plc......................        47
      28,600   Guinness plc.....................................       280
    (a)7,768   Hanson plc.......................................        39
      16,900   Harrisons & Crosfield plc........................        31
      28,570   HSBC Holdings plc................................       847
      11,700   Imperial Chemical Industries plc.................       163
      15,613   Ladbroke Group plc...............................        61
      10,400   Land Securities plc..............................       147
      10,400   Lasmo plc........................................        45
      15,600   Legal & General Group plc........................       106
      71,500   Lloyds TSB Group plc.............................       735

                                                         -----------------------
                                                                    51
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)

      10,418   Lonrho plc.......................................  $     22
      45,500   Marks & Spencer plc..............................       377
       7,800   MEPC plc.........................................        64
      18,200   National Power plc...............................       158
       9,098   North West Water plc.............................       100
      10,757   Peninsular & Oriental Steam Navigation Co........       107
      19,478   Pilkington plc...................................        45
      26,009   Prudential Corp. plc.............................       254
      11,700   Rank Organization plc............................        74
       7,751   Redland plc......................................        44
      18,200   Reed International plc...........................       176
      22,100   Reuters Holdings plc.............................       233
       7,800   Rexam plc........................................        33
       3,900   RMC Group plc....................................        63
      18,212   Royal & Sun Alliance Insurance Group plc.........       135
       6,454   Royal Bank of Scotland plc.......................        60
      15,760   RTZ Corp. plc (Registered).......................       275
      20,772   Sainsbury (J) plc................................       126
       2,600   Schroders plc....................................        71
      12,993   Scottish Power plc...............................        84
      26,000   Sears plc........................................        29
       8,051   Sedwick Group plc................................        17
       6,500   Slough Estates plc...............................        32
      32,448   Smithkline Beecham plc...........................       597
       6,476   Southern Electric plc............................        48
      18,185   Tarmac plc.......................................        38
      10,354   Taylor Woodrow plc...............................        30
      24,742   Tesco plc........................................       153
       9,144   Thames Water plc.................................       105
       6,500   Thorn plc........................................        18
       6,517   Thorne EMI plc...................................       117
       6,466   TI Group plc.....................................        56
       9,100   Unilever plc.....................................       261
      42,892   Vodafone Group plc...............................       209
      11,700   Zeneca Group plc.................................       387
                                                                  --------
                                                                    13,957
                                                                  --------

  UNITED STATES (38.0%)
      13,300   Abbott Laboratories..............................       888
   (a)13,000   Airtouch Communications, Inc.....................       356
       5,800   Aluminum Co. of America..........................       437
      12,000   American Express Co..............................       894
      10,500   American Home Products Corp......................       803
      11,000   American International Group, Inc................     1,643
      29,500   American Telephone & Telegraph Co................     1,034
       9,300   Amoco Corp.......................................       809
    (a)5,800   AMR Corp.........................................       537
    (a)3,600   Applied Material, Inc............................       255
       3,100   Atlantic Richfield Co............................       219
       5,800   Automatic Data Processing, Inc...................       273
      11,710   Banc One Corp....................................       567
      11,700   BankAmerica Corp.................................       755
       1,900   Bankers Trust New York Corp......................       165
      10,800   Bell Atlantic Corp...............................       820
      11,700   BellSouth Corp...................................       543
      13,220   Boeing Co........................................       701
      14,900   Bristol-Myers Squibb Co..........................     1,207
       4,400   Campbell Soup Co.................................       220
       5,800   Caterpillar, Inc.................................       623
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      12,800   Chevron Corp.....................................  $    946
       9,700   Chrysler Corp....................................       318
       5,800   Chubb Corp.......................................       388
       2,300   CIGNA Corp.......................................       408
   (a)10,500   Cisco Systems, Inc...............................       705
       9,500   Citicorp.........................................     1,145
      44,300   Coca-Cola Co.....................................     2,990
      13,600   Columbia HCA/Healthcare Corp.....................       535
      11,700   Consolidated Edison Co. of New York, Inc.........       344
       5,800   Cooper Industries, Inc...........................       289
       5,800   Corning, Inc.....................................       323
       4,100   CSX Corp.........................................       228
       2,900   Deere & Co.......................................       159
       8,600   Dow Chemical Co..................................       749
    (a)2,700   DSC Communications Corp..........................        60
      16,100   Du Pont (EI) de Nemours Co.......................     1,012
      11,700   Duke Power Co....................................       561
       4,400   Dun & Bradstreet Corp............................       116
      11,700   Eastman Kodak Co.................................       898
       2,200   Edison International.............................        55
       9,600   Electronic Data Systems Corp.....................       394
       9,048   Eli Lilly & Co...................................       989
       7,800   Enron Corp.......................................       318
      35,600   Exxon Corp.......................................     2,189
      21,300   Federal National Mortgage Association............       929
       8,100   First Data Corp..................................       356
       5,400   Fleet Financial Group, Inc.......................       342
      11,700   FPL Group, Inc...................................       539
       4,500   Gannett Co., Inc.................................       444
      44,300   General Electric Co..............................     2,896
      18,900   General Motors Corp..............................     1,052
       2,100   General RE Corp..................................       382
       5,800   Goodyear Tire & Rubber Co........................       367
       2,300   H&R Block, Inc...................................        74
      10,850   H.J. Heinz Co....................................       501
      (a)900   Harrah's Entertainment, Inc......................        16
      17,800   Hewlett-Packard Co...............................       997
      11,600   Home Depot, Inc..................................       800
      11,400   Intel Corp.......................................     1,617
      11,100   International Business Machines Corp.............     1,001
       8,800   International Paper Co...........................       427
       6,900   J.C. Penney Co., Inc.............................       360
      18,900   Johnson & Johnson................................     1,217
    (a)2,400   Kmart Corp.......................................        29
       7,222   Lucent Technologies, Inc.........................       520
      14,600   McDonald's Corp..................................       705
      22,100   Merck & Co., Inc.................................     2,287
   (a)20,100   Microsoft Corp...................................     2,540
       7,900   Minnesota Mining & Manufacturing Co..............       806
       9,000   Mobil Corp.......................................       629
       3,500   Monsanto.........................................       151
       5,800   Morgan (J.P.) & Co., Inc.........................       605
       9,700   Motorola, Inc....................................       737
      11,700   NationsBank Corp.................................       755
       4,600   Norfolk Southern Corp............................       464
      12,600   Norwest Corp.....................................       709
    (a)7,200   Novell, Inc......................................        50
       2,500   Nucor Corp.......................................       141
   (a)15,400   Oracle System Corp...............................       776
       9,000   Pacific Gas & Electric Co........................       218

--------------
          52
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  UNITED STATES (CONT.)
      11,300   Pfizer, Inc......................................  $  1,350
      12,300   Philip Morris Cos., Inc..........................       546
       3,600   PPG Industries, Inc..............................       209
      13,600   Procter & Gamble Co..............................     1,921
      11,600   Public Service Enterprise Group, Inc.............       290
       7,200   Rockwell International Corp......................       425
       3,700   Salomon, Inc.....................................       206
      13,243   SBC Communications, Inc..........................       819
       9,300   Schering-Plough Corp.............................       445
      11,700   Sears, Roebuck & Co..............................       629
      17,600   Southern Co......................................       385
      10,600   Sprint Corp......................................       558
       5,800   Suntrust Banks, Inc..............................       319
   (a)10,300   Tele-Communications, Inc., 'A'...................       153
       5,300   Texas Instruments, Inc...........................       446
      11,700   Texas Utilities Co...............................       403
       4,374   The Limited, Inc.................................        89
      11,800   Time Warner, Inc.................................       569
    (a)7,000   Toys `R' Us, Inc.................................       245
       9,133   Travelers, Inc...................................       576
       5,500   Union Pacific Corp...............................       388
    (a)6,600   Viacom, Inc. 'B'.................................       198
      33,200   Wal-Mart Stores, Inc.............................     1,123
      12,609   Walt Disney Co...................................     1,012
       3,400   Warner-Lambert Co................................       422
       1,500   Waste Management Inc.............................        48
       1,700   Wells Fargo & Co.................................       458
      15,600   Westinghouse Electric Corp.......................       361
       6,000   Weyerhaeuser Co..................................       312
       9,000   WMX Technologies, Inc............................       289
       7,100   XEROX Corp.......................................       560
                                                                  --------
                                                                    72,061
                                                                  --------
TOTAL COMMON STOCKS (COST $143,451).............................   175,239
                                                                  --------
PREFERRED STOCKS (0.2%)
  AUSTRALIA (0.0%)
      21,599   News Corp., Ltd..................................        85
                                                                  --------
  GERMANY (0.2%)
       4,150   RWE AG...........................................       145
         776   SAP AG...........................................       160
                                                                  --------
                                                                       305
                                                                  --------
  ITALY (0.0%)
      31,500   Fiat S.p.A.......................................        58
                                                                  --------
  UNITED STATES (0.0%)
      (a)141   Aetna Life & Casualty 'C'........................        13
                                                                  --------
TOTAL PREFERRED STOCKS (COST $410)..............................       461
                                                                  --------
INVESTMENT COMPANIES (5.1%)
  UNITED STATES (5.1%)
(a,g)100,000   Morgan Stanley India Investment Fund, Inc........     1,294
   (g)70,000   Morgan Stanley Africa Investment Fund, Inc.......     1,251
  (g)224,333   Morgan Stanley Asia-Pacific Fund, Inc............     2,355
      92,664   The Korea Fund, Inc..............................     1,367
   (g)95,900   The Latin American Discovery Fund, Inc...........     1,894
   (g)92,853   The Thai Fund, Inc...............................     1,428
                                                                  --------
TOTAL INVESTMENT COMPANIES (COST $9,653)........................     9,589
                                                                  --------

      NO. OF                                                         VALUE
      RIGHTS                                                         (000)
--------------------------------------------------------------------------

RIGHTS (0.0%)
  FRANCE (0.0%)
     (a,d)30   Simco S.A., expiring 7/2/97......................  $     --
                                                                  --------
  ITALY (0.0%)
    (a)4,565   Rinascente S.p.A., expiring 7/23/97..............         1
                                                                  --------
  KOREA (0.0%)
     (a,d)31   Samsung Electronics Co., expiring 7/1/97.........         2
                                                                  --------
  SPAIN (0.0%)
    (a,d)625   Immobiliaria Metropolitana Vasco Central S.A.,
                 expiring 7/26/97...............................        --
                                                                  --------
  SWITZERLAND (0.0%)
       (a)40   Sulzer AG (Resistered), expiring 7/17/97.........        --
                                                                  --------
TOTAL RIGHTS (COST $0)..........................................         3
                                                                  --------

      NO. OF
    WARRANTS
------------

WARRANTS (0.0%)
  FRANCE (0.0%)
      (a)320   Casino Guichard Perrachon, expiring 12/31/99.....         5
    (a)2,073   Compagnie Generale des Eaux, expiring 5/2/01.....         1
        (a)5   Sodexho S.A., expiring 6/7/04....................         1
                                                                  --------
                                                                         7
                                                                  --------
  HONG KONG (0.0%)
    (a)2,000   Applied International Holdings Ltd., expiring
                 12/30/99.......................................        --
    (a)4,000   Hong Kong Shanghai Hotels, expiring 10/12/98.....         1
    (a)1,400   Hysan Development Co., expiring 4/30/98..........         1
    (a)5,300   Oriental Press Group, expiring 10/2/98...........        --
    (a)1,230   Peregine Investment Holdings Ltd., expiring
                 5/15/98........................................         1
    (a)4,400   Stelux Holdings International Ltd., expiring
                 2/28/98........................................        --
                                                                  --------
                                                                         3
                                                                  --------
  ITALY (0.0%)
    (a,d)578   La Rinascente S.p.A., expiring 12/31/99..........        --
      (a)420   R.A.S. S.p.A. (Savings Shares), expiring
                 12/31/97.......................................         1
      (a)880   R.A.S. S.p.A., expiring 12/31/97.................         2
                                                                  --------
                                                                         3
                                                                  --------
  SINGAPORE (0.0%)
    (a)6,750   Keppel Land Ltd., expiring 12/12/00..............         6
                                                                  --------
  SWITZERLAND (0.0%)
       (a)45   Roche Holdings, expiring 5/5/98..................         3
                                                                  --------
TOTAL WARRANTS (COST $5)........................................        22
                                                                  --------

      NO. OF
       UNITS
------------

UNITS (0.0%)
  AUSTRALIA (0.0%)
   (a)18,212   Westfield Trust (COST $31).......................        37
                                                                  --------

                                                         -----------------------
                                                                    53
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------

CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
   FRF    32   Casino Guichard Perrachon 4.50%, 7/12/01.........  $     16
          29   Sanofi S.A. 4.00%, 1/1/00........................        31
           1   Sodexho S.A. 6.00%, 6/7/04.......................         4
                                                                  --------
                                                                        51
                                                                  --------
  ITALY (0.0%)
  ITL  2,125   Mediobanca S.p.A. 6.00%, 12/31/02................         1
                                                                  --------
TOTAL CONVERTIBLE DEBENTURES (COST $38).........................        52
                                                                  --------
TOTAL FOREIGN & U.S. SECURITIES (97.6%) (COST $153,588).........   185,403
                                                                  --------
SHORT-TERM INVESTMENT (4.7%)
  REPURCHASE AGREEMENT (4.7%)
    UNITED STATES
$      8,897   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,898,
                 collateralized by $9,420 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $9,050 (COST
                 $8,897)........................................     8,897
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (102.3%) (COST $162,485).........   194,300
                                                                  --------
FOREIGN CURRENCY (0.3%)
    AUD   18   Australian Dollar................................        14
   ATS     4   Austrian Schilling...............................        --
   GBP     8   British Pound....................................        13
   CAD    67   Canadian Dollar..................................        48
    DEM   82   Deutsche Mark....................................        47
   FRF   540   French Franc.....................................        92
    HKD  213   Hong Kong Dollar.................................        27
  INR 98,939   Indonesian Rupiah................................        41
  ITL    362   Italian Lira.....................................        --
  JPY  8,611   Japanese Yen.....................................        75
   NLG    65   Netherlands Guilder..............................        33
   SGD    12   Singapore Dollar.................................         8
  KRW 18,262   South Korean Won.................................        21
   SEK   329   Swedish Krona....................................        43
   CHF    46   Swiss Franc......................................        32
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $498)..............................       494
                                                                  --------
TOTAL INVESTMENTS (102.6%) (COST $162,983)......................   194,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)...................    (4,929)
                                                                  --------
NET ASSETS (100%)...............................................  $189,865
                                                                  --------
                                                                  --------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(g)   --  The Fund is advised by an affiliate.
ADR   --  American Depositary Receipt.
NCS   --  Non Convertible Shares.
RFD   --  Ranked for Dividend.

--------------
          54
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                          IN EXCHANGE             NET UNREALIZED
TO DELIVER   VALUE   SETTLEMENT        FOR         VALUE    GAIN (LOSS)
  (000)      (000)      DATE          (000)        (000)       (000)
----------  -------  ----------   --------------  -------  --------------
$        9  $     9    7/1/97       ESP    1,393  $    10       $  1
JPY  3,492       31    7/1/97     $           30       30         (1)
$     1,886   1,886    7/2/97      ITL 3,174,993    1,868        (18)
$     1,879   1,879    7/3/97        CAD   2,593    1,878         (1)
$     2,241   2,241   7/30/97        DEM   3,861    2,220        (21)
DEM 1,931     1,110   7/30/97     $        1,150    1,150         40
DEM 1,930     1,109   7/30/97     $        1,150    1,150         41
$      400      400   8/18/97        NLG     773      395         (5)
$      890      890   8/18/97       CHF    1,238      853        (37)
$     1,478   1,478   8/18/97       CHF    2,113    1,456        (22)
CHF  3,350    2,308   8/18/97     $        2,358    2,358         50
NLG  2,206    1,129   8/18/97     $        1,162    1,162         33
$     7,077   7,077   8/25/97       JPY  803,534    7,072         (5)
JPY 803,534   7,072   8/25/97     $        7,200    7,200        128
$     2,193   2,193   8/29/97        DEM   3,764    2,169        (24)
DEM 3,764     2,168   8/29/97     $        2,198    2,198         30
$     1,770   1,770   9/15/97       FRF   10,246    1,753        (17)
FRF 21,933    3,753   9/15/97     $        3,870    3,870        117
ESP 203,563   1,384   9/26/97     $        1,400    1,400         16
            -------                               -------      -----
            $39,887                               $40,192       $305
            -------                               -------      -----
            -------                               -------      -----

---------------

CAD   --  Canadian Dollar
DEM   --  Deutsche Mark
FRF   --  French Franc
ITL   --  Italian Lira
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
ESP   --  Spanish Peseta
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  40,454         21.3%
Finance......................................................................     37,011         19.4
Services.....................................................................     32,912         17.3
Capital Equipment............................................................     28,015         14.8
Energy.......................................................................     18,745          9.9
Materials....................................................................     13,023          6.9
Investment Companies.........................................................      9,589          5.1
Multi-Industry...............................................................      4,989          2.6
Gold Mines...................................................................        665          0.3
                                                                               ---------          ---
                                                                               $ 185,403         97.6%
                                                                               ---------          ---
                                                                               ---------          ---

                                                         -----------------------
                                                                    55
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

FIXED INCOME SECURITIES (90.4%)
  AUSTRALIAN DOLLAR (1.2%)
    GOVERNMENT BOND
 AUD    150   Government of Australia 9.75%, 3/15/02...........  $   128
                                                                 -------
  BRITISH POUND (7.2%)
    GOVERNMENT BOND
 GBP    400   United Kingdom 9.50%, 4/18/05....................      760
                                                                 -------
  CANADIAN DOLLAR (2.7%)
    GOVERNMENT BONDS
 CAD    300   Government of Canada 7.50%, 3/1/01...............      232
         60   Government of Canada 9.75%, 6/1/21...............       58
                                                                 -------
  TOTAL CANADIAN DOLLAR........................................      290
                                                                 -------
  DANISH KRONE (2.4%)
    GOVERNMENT BOND
 DKK  1,500   Kingdom of Denmark 8.00%, 5/15/03................      256
                                                                 -------
  DEUTSCHE MARK (16.5%)
    CORPORATE BONDS
  DEM   150   KFW International Finance, Inc. 7.50%, 1/24/00...       93
        650   Landeskreditbank Baden-Wuerttemberg Financial
                6.63%, 8/20/03.................................      402
                                                                 -------
                                                                     495
                                                                 -------
    GOVERNMENT BONDS
       1,300  Bundesobligation 7.00%, 1/13/00..................      803
        100   Deutschland Republic 6.25%, 1/4/24...............       56
        590   Treuhandanstalt 7.50%, 9/9/04....................      383
                                                                 -------
                                                                   1,242
                                                                 -------
  TOTAL DEUTSCHE MARK..........................................    1,737
                                                                 -------
  IRISH PUNT (1.1%)
    GOVERNMENT BOND
IEP      70   Government of Ireland 8.00%, 8/18/06.............      116
                                                                 -------
  ITALIAN LIRA (5.2%)
    GOVERNMENT BONDS
ITL 380,000   Buoni Poliennali Del Tes 10.50%, 7/15/00.........      250
      60,000  Buoni Poliennali Del Tes 10.00%, 8/1/03..........       41
     150,000  Buoni Poliennali Del Tes 9.50%, 1/1/05...........      102
    230,000   Buoni Poliennali Del Tes 9.50%, 2/1/06...........      158
                                                                 -------
  TOTAL ITALIAN LIRA...........................................      551
                                                                 -------

       FACE
     AMOUNT                                                        VALUE
      (000)                                                        (000)
------------------------------------------------------------------------

  JAPANESE YEN (11.9%)
    EUROBONDS
JPY  15,000   European Investment Bank 6.63%, 3/15/00..........  $   150
      30,000  European Investment Bank 3.00%, 9/20/06..........      273
      25,000  Export Import Bank of Japan 4.38%, 10/1/03.......      246
      27,000  Japan Development Bank 6.50%, 9/20/01............      282
      30,000  World Bank 4.75%, 12/20/04.......................      306
                                                                 -------
  TOTAL JAPANESE YEN...........................................    1,257
                                                                 -------
  SPANISH PESETA (3.4%)
    GOVERNMENT BOND
ESP  50,000   Government of Spain 8.30%, 12/15/98..............      354
                                                                 -------
  SWEDISH KRONA (7.9%)
    GOVERNMENT BONDS
SEK   3,100   Government of Sweden 13.00%, 6/15/01.............      506
       2,600  Government of Sweden 6.00%, 2/9/05...............      329
                                                                 -------
  TOTAL SWEDISH KRONA..........................................      835
                                                                 -------
  UNITED STATES DOLLAR (30.9%)
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (30.9%)
    U.S. TREASURY BONDS
$       665   8.13%, 8/15/19...................................      758
         40   7.63%, 2/15/25...................................       44
                                                                 -------
                                                                     802
                                                                 -------
    U.S. TREASURY NOTES
        615   5.13%, 11/30/98..................................      608
        250   6.25%, 10/31/01..................................      249
      1,538   7.25%, 5/15/04...................................    1,603
                                                                 -------
                                                                   2,460
                                                                 -------
  TOTAL UNITED STATES DOLLAR...................................    3,262
                                                                 -------
TOTAL FIXED INCOME SECURITIES (COST $9,641)....................    9,546
                                                                 -------
FOREIGN CURRENCY (0.0%)
DEM     4     Deutsche Mark....................................        2
ESP     193   Spanish Peseta...................................        1
                                                                 -------
TOTAL FOREIGN CURRENCY (COST $3)...............................        3
                                                                 -------
TOTAL INVESTMENTS (90.4%) (COST $9,644)........................    9,549
OTHER ASSETS IN EXCESS OF LIABILITIES (9.6%)...................    1,019
                                                                 -------
NET ASSETS (100%)..............................................  $10,568
                                                                 -------
                                                                 -------

--------------
          56
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                              IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT        FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE          (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  -------------  ---------  -----------------
DEM    718     $     412     7/11/97   $         415  $     415      $       3
ITL  180,000         106     7/11/97   $         106        106             --
JPY   36,250         317     7/11/97   $         317        317             --
JPY   48,923         428     7/11/97   $         425        425             (3)
$         106        106     7/11/97   ITL  180,000         106             --
$         210        210     7/11/97   JPY   23,981         209             (1)
$         328        328     7/11/97   JPY   36,250         317            (11)
$         425        425     7/11/97   DEM    718           412            (13)
DEM    550           316     7/18/97   $         318        318              2
ITL  175,000         103     7/18/97   $         104        104              1
$         103        103     7/18/97   ITL  175,000         103             --
$         319        319     7/18/97   DEM    550           316             (3)
GBP      32           53     7/25/97   $          53         53             --
IEP       80         121     7/25/97   $         121        121             --
SEK   4,550          589     7/25/97   $         593        593              4
               ---------                              ---------            ---
               $   3,936                              $   3,915      $     (21)
               ---------                              ---------            ---
               ---------                              ---------            ---

---------------

GBP   --  British Pound
DEM   --  Deutsche Mark
IEP   --  Irish Punt
ITL   --  Italian Lira
JPY   --  Japanese Yen
SEK   --  Swedish Krona

                                                         -----------------------
                                                                    57
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

COMMON STOCKS (96.1%)
  CHINA (1.1%)
      2,048,000   Guangshen Railway Co., Ltd. 'H'..................  $    899
      3,105,000   Qingling Motors Co., 'H'.........................     1,603
        147,000   Shenzhen Fangda Co., Ltd. 'B'....................       213
   (a)5,268,000   Zhejiang Expressway Co., Ltd. 'H'................     1,278
                                                                     --------
                                                                        3,993
                                                                     --------
  HONG KONG (34.9%)
      2,270,000   Cheung Kong Holdings Ltd.........................    22,415
        432,000   China Merchants Holdings International Co.,
                    Ltd............................................     1,344
      3,068,000   China Resources Enterprises Ltd..................    15,048
        360,000   Dao Heng Bank Group Ltd..........................     1,970
        433,300   Hang Seng Bank Ltd...............................     6,180
      1,517,000   Henderson Land Development Co., Ltd..............    13,462
        651,424   HSBC Holdings plc................................    19,592
      1,826,000   Hutchison Whampoa Ltd............................    15,792
      1,130,000   New World Development Co., Ltd...................     6,739
      1,103,000   Ng Fung Hong Ltd.................................     1,651
      1,831,000   Shanghai Industrial Holdings Ltd.................    11,392
        613,100   Sun Hung Kai Properties Ltd......................     7,379
                                                                     --------
                                                                      122,964
                                                                     --------
  INDONESIA (6.9%)
   (a)1,271,000   Astra International (Foreign)....................     5,226
 (a,d)3,226,697   Bank International Indonesia (Foreign)...........     2,786
   (d)4,194,000   Bank Negara Indonesia (Foreign)..................     2,673
     (d)788,000   Bimantara Citra (Foreign)........................     1,377
     (d)419,000   Gudang Garam (Foreign)...........................     1,757
     (d)434,700   Hanjaya Mandala Sampoerna (Foreign)..............     1,658
 (a,d)1,168,800   Indofood Sukses Makmur (Foreign).................     2,692
   (d)1,263,000   Matahari Putra Prima (Foreign)...................     2,545
   (d)1,433,000   Mayora Indah (Foreign)...........................       810
   (a,d)478,000   Putra Surya Multidana (Foreign)..................       762
   (d)1,307,500   Telekomunikasi (Foreign).........................     2,137
                                                                     --------
                                                                       24,423
                                                                     --------
  KOREA (7.6%)
      (a)54,170   Hansol Paper Co..................................     1,373
     (d)114,420   Housing & Commercial Bank (Foreign)..............     2,136
      (a)86,079   Kookmin Bank GDR.................................     1,818
    (a,d)80,085   Kookmin Bank.....................................     1,477
        111,720   Korea Electric Power.............................     3,334
         23,980   LG Information & Communication (Foreign).........     2,970
      (d)35,362   Pohang Iron & Steel Ltd. (Foreign)...............     3,622
      (d)58,419   Samsung Electronics Co. (Foreign)................     6,540
    (a,e)22,895   Samsung Electronics Co. GDR (New)................     1,357
     (d)136,257   Shinhan Bank Co., Ltd............................     1,975
                                                                     --------
                                                                       26,602
                                                                     --------
  MALAYSIA (15.3%)
        303,000   Arab Malaysian Corporation Bhd...................     1,129
      3,292,000   Berjaya Group Bhd................................     4,043
     (a)255,000   Berjaya Sports Toto Bhd..........................     1,202
      1,201,000   Commerce Asset Holdings Bhd......................     3,164
        223,000   Dialog Group Bhd.................................     3,225
        377,000   Edaran Otomobil Nasional Bhd.....................     3,211
        665,400   Genting Bhd......................................     3,190
        880,000   IJM Corp. Bhd....................................     1,848
        521,000   Jaya Tiasa Holdings Bhd..........................     2,622

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
        850,000   Leader Universal Holdings Bhd....................  $  1,529
      (a)62,000   Lityan Bhd.......................................       755
        412,500   Malayan Banking Bhd..............................     4,331
        105,000   Malaysian International Shipping (Foreign).......       273
     (a)285,000   Malaysian Pacific Industries Bhd.................     1,242
        323,000   Malaysian Resources Corp. Bhd....................       889
        742,000   Multi-Purpose Holdings Bhd.......................     1,041
        580,000   Rashid Hussain Bhd...............................     3,677
      1,391,000   Resorts World Bhd................................     4,189
      2,696,000   Sime Darby Bhd...................................     8,972
        494,000   United Engineers Bhd.............................     3,562
                                                                     --------
                                                                       54,094
                                                                     --------
  PHILIPPINES (3.9%)
      4,914,296   Ayala Land, Inc. 'B'.............................     4,518
  (a)15,431,000   Digital Telecommunications Philippines, Inc......     1,492
   (a)5,118,400   DMCI Holdings, Inc...............................     1,688
   (a)2,775,000   Fil-Estate Land, Inc.............................       810
      3,048,200   JG Summit Holding 'B'............................       624
        529,365   Manila Electric 'B'..............................     2,609
      7,107,180   SM Prime Holdings, Inc...........................     2,102
                                                                     --------
                                                                       13,843
                                                                     --------
  SINGAPORE (11.7%)
        239,500   Development Bank of Singapore (Foreign)..........     3,015
        574,000   Electronic Resources Ltd.........................       903
        431,000   Jurong Shipyard Ltd..............................     1,869
      2,712,000   NatSteel Ltd.....................................     6,905
        313,238   Oversea-Chinese Banking Corp. (Foreign)..........     3,243
     (a)889,000   Pacific Century Regional Development.............     1,237
        642,000   Parkway Holdings Ltd.............................     2,874
        415,400   Singapore Press Holdings (Foreign)...............     8,368
      2,258,000   SM Summit Holdings Ltd...........................     1,706
   (a)1,015,000   Super Coffeemix Manufacturing Ltd................       845
        282,000   United Overseas Bank Ltd. (Foreign)..............     2,900
   (a)1,317,600   Want Want Holdings...............................     4,374
      1,087,000   Wing Tai Holdings Ltd............................     3,132
                                                                     --------
                                                                       41,371
                                                                     --------
  TAIWAN (11.4%)
   (a)1,300,000   Acer, Inc........................................     4,676
     (a)522,000   Asustek Computer, Inc............................     6,910
     (a)288,600   Cathay Life Insurance Co., Ltd...................     1,651
   (a)1,005,000   China Development Corp...........................     5,188
        851,850   China Steel Corp.................................       901
   (a)1,888,900   Compal Electronics, Inc..........................     7,474
      2,578,000   Far Eastern Textile, Ltd.........................     4,052
      1,264,400   Formosa Plastics Corp............................     3,047
      1,000,000   Great Wall Enterprises Co........................       791
     (a)701,500   Kuoyang Construction.............................     1,691
      1,120,000   Siliconware Precision Industries Co..............     3,787
                                                                     --------
                                                                       40,168
                                                                     --------
  THAILAND (3.3%)
        454,300   Bangkok Bank Co., Ltd. (Foreign).................     3,122
        197,000   Big C Supercenter Co., Ltd.......................        62
        302,700   Eastern Water Resources Development..............       351
         61,000   ICC International Co., PCL (Foreign).............       191
          5,800   International Cosmetics (Foreign)................        19
         27,000   Matichon Public Co., Ltd.........................        63

-----------------------
          58
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
                                                   THAILAND (CONT.)
     (d)219,000   Nation Multimedia Group Public Co., Ltd.
                    (Foreign)......................................  $    465
     (d)983,000   National Petrochemical Co., Ltd. (Foreign).......     1,006
         44,000   Quality House Co., Ltd. (Foreign)................        16
        267,000   Quality House Co., Ltd...........................        91
         93,000   Robinson Department Store Co., Ltd. (Foreign)....        33
        539,600   Siam Commercial Bank Co., Ltd. (Foreign).........     2,208
    (a,d)22,000   Sino Thai Engineering & Construction Co., Ltd.
                    (Foreign)......................................        61
      (a)42,000   Sino Thai Engineering & Construction Co., Ltd....       117
        546,000   Thai Farmer's Bank Public Co. (Foreign)..........     2,318
         41,000   Thai Rung Union Car Co., Ltd.....................       148
      (d)69,100   Thai Rung Union Car Co., Ltd. (Foreign)..........       249
         35,000   Thai Storage Battery Co., Ltd. (Foreign).........        35
        174,900   Thai Theparos Food Product Co., Ltd. (Foreign)...       270
     (d)149,000   United Communication Industry (Foreign)..........       615
                                                                     --------
                                                                       11,440
                                                                     --------
TOTAL COMMON STOCKS (COST $303,930)................................   338,898
                                                                     --------

         NO. OF
         RIGHTS
---------------

RIGHTS (0.1%)
  MALAYSIA (0.0%)
     (a)239,200   Commerce Asset Holdings Bhd., expiring
                    7/23/97........................................         8
    (a,d)82,857   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                     --------
                                                                            8
                                                                     --------
  SINGAPORE (0.1%)
   (a,d)287,000   Electronic Resources Ltd., expiring 7/21/97......       191
                                                                     --------
TOTAL RIGHTS (COST $0).............................................       199
                                                                     --------

         NO. OF
       WARRANTS
---------------

WARRANTS (0.0%)
  INDONESIA (0.0%)
     (a)286,818   PT Bank International Indonesia, expiring
                    1/17/00........................................       112
                                                                     --------

         NO. OF                                                         VALUE
       WARRANTS                                                         (000)
-----------------------------------------------------------------------------
  MALAYSIA (0.0%)
   (a,d)149,500   Commerce Asset Holdings Bhd., expiring 6/27/98...  $     23
                                                                     --------
TOTAL WARRANTS (COST $0)...........................................       135
                                                                     --------
TOTAL FOREIGN SECURITIES (96.2%) (COST $303,930)...................   339,232
                                                                     --------

           FACE
         AMOUNT
          (000)
---------------

SHORT-TERM INVESTMENT (4.3%)
  REPURCHASE AGREEMENT
$        15,266   Chase Securities, Inc., 5.70%, dated
                    6/30/97, due 7/1/97, to be repurchased at
                    $15,268, collateralized by $16,160 U.S.
                    Treasury Bonds, 5.625%, due 2/15/06, valued at
                    $15,527 (COST $15,266).........................    15,266
                                                                     --------
TOTAL INVESTMENTS IN SECURITIES (100.5%) (COST $319,196)...........   354,498
                                                                     --------
FOREIGN CURRENCY (0.9%)
HKD  15,383       Hong Kong Dollar.................................     1,986
IDR  889,930      Indonesian Rupiah................................       366
MYR     904       Malaysian Ringgit................................       358
PHP    1,403      Philippine Peso..................................        53
SGD      19       Singapore Dollar.................................        13
KRW 391,442       South Korean Won.................................       441
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $3,217)...............................     3,217
                                                                     --------
TOTAL INVESTMENTS (101.4%) (COST $322,413).........................   357,715
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)......................    (5,029)
                                                                     --------
NET ASSETS (100%)..................................................  $352,686
                                                                     --------
                                                                     --------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
GDR   --  Global Depositary Receipt.

                                                         -----------------------
                                                                    59
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE INFORMATION:
Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                             IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
    (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  ------------  ---------  -----------------
$      1,542   $   1,542      7/1/97   SGD    2,206  $   1,542      $      --
$        363         363      7/2/97   IDR  882,845        363             --
$         91          91      7/2/97   THB     2365         91             --
THB  319,450      12,110     8/18/97   $     12,032     12,032            (78)
               ---------                             ---------            ---
               $  14,106                             $  14,028      $     (78)
               ---------                             ---------            ---
               ---------                             ---------            ---

---------------

IDR   --  Indonesian Rupiah
SGD   --  Singapore Dollar
THB   --  Thai Baht

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Finance.................................  $136,255      38.6%
Multi-Industry..........................    52,458      14.9
Capital Equipment.......................    38,279      10.9
Consumer Goods..........................    34,897       9.9
Services................................    28,956       8.2
Energy..................................    26,415       7.5
Materials...............................    21,972       6.2
                                          --------       ---
                                          $339,232      96.2%
                                          --------       ---
                                          --------       ---

-----------------------
          60
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------

COMMON STOCKS (99.0%)
  AEROSPACE (1.3%)
 (a)3,500   Coltec Industries, Inc...........................  $    68
 (a)7,400   Doncasters plc ADR...............................      171
   10,300   Thiokol Corp.....................................      721
    2,700   Triumph Group, Inc...............................       84
                                                               -------
                                                                 1,044
                                                               -------
  BANKING (9.2%)
    4,800   AmSouth Bancorp..................................      182
    6,100   Astoria Financial Corp...........................      290
    8,200   Comerica, Inc....................................      558
   13,600   Community First Bankshares, Inc..................      522
   14,400   First Hawaiian, Inc..............................      491
    9,200   Greenpoint Financial Corp........................      612
    4,600   MAF Bancorp, Inc.................................      193
   13,200   National Commerce Bancorp........................      290
   22,800   North Fork Bancorp., Inc.........................      487
    9,300   ONBANCorp, Inc...................................      474
    7,919   Peoples Heritage Financial Group, Inc............      300
   14,300   Southtrust Corp..................................      592
    9,600   Summit Bancorp...................................      481
   21,500   Trustmark Corp...................................      602
   14,800   Union Planters Corp..............................      768
    5,700   UnionBanCal Corp.................................      410
    6,500   Wilmington Trust Corp............................      297
                                                               -------
                                                                 7,549
                                                               -------
  BUILDING (2.3%)
   13,200   Ameron, Inc......................................      747
   10,900   Champion Enterprises, Inc........................      164
    4,300   City National Corp...............................      103
    5,600   JLG Industries, Inc..............................       76
    9,300   Southdown, Inc...................................      406
(a)10,700   USG Corp.........................................      391
                                                               -------
                                                                 1,887
                                                               -------
  CAPITAL GOODS (2.9%)
   19,100   Crane Co.........................................      799
   18,600   Danka Business Systems plc.......................      760
    7,900   Tecumseh Products 'A'............................      473
 (a)7,800   Tower Automotive, Inc............................      335
                                                               -------
                                                                 2,367
                                                               -------
  CHEMICALS (2.7%)
   26,000   Crompton & Knowles Corp..........................      579
   16,500   Dexter Corp......................................      528
    6,400   Fuller (H.B.) Co.................................      352
   17,400   Quaker Chemical Corp.............................      302
   12,000   Witco Corp.......................................      455
                                                               -------
                                                                 2,216
                                                               -------
  COMMUNICATIONS (1.0%)
 (a)1,400   ADC Telecom, Inc.................................       47
(a)15,100   General Cable Corp...............................      387
 (a)8,700   Hirsch International Corp. 'A'...................      194
   10,600   Nextel Communications Inc. 'A'...................      201
                                                               -------
                                                                   829
                                                               -------
  COMPUTERS (3.9%)
 (a)3,300   BMC Software, Inc................................      183
(a)12,200   Cadence Design Systems, Inc......................      409

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Ceridian Corp....................................  $   359
(a)18,600   Gateway 2000, Inc................................      603
 (a)5,400   InaCom Corp......................................      168
(a)26,500   Overland Data, Inc...............................      143
 (a)9,300   Seagate Technology, Inc..........................      327
(a)12,400   Tech Data Corp...................................      390
(a)18,700   Western Digital Corp.............................      591
                                                               -------
                                                                 3,173
                                                               -------
  CONSUMER--DURABLES (6.1%)
   14,100   A.O. Smith Corp. 'B'.............................      501
   24,400   Arvin Industries, Inc............................      665
    5,700   Callaway Golf Co.................................      202
(a)11,100   Furniture Brands International, Inc..............      215
   26,700   Guilford Mills, Inc..............................      556
   33,000   Herman Miller, Inc...............................    1,188
   13,200   Interface, Inc...................................      292
(a)13,700   Lear Corp........................................      608
    7,700   MascoTech, Inc...................................      161
   19,000   Stanhome, Inc....................................      625
                                                               -------
                                                                 5,013
                                                               -------
  CONSUMER--RETAIL (9.5%)
    6,800   Brylane, Inc.....................................      262
   23,000   CVS Corp.........................................    1,179
    6,900   Dean Foods Co....................................      279
 (a)2,900   Designer Holdings Ltd............................       30
    8,800   Family Dollar Stores, Inc........................      240
 (a)4,100   Fred Meyer, Inc..................................      212
   18,600   Hughes Supply, Inc...............................      744
    2,300   Jostens, Inc.....................................       62
(a)15,300   Office Depot, Inc................................      297
   22,700   Pier 1 Imports, Inc..............................      602
    5,300   Polo Ralph Lauren Corp...........................      145
   13,600   Richfood Holdings, Inc...........................      354
   22,200   Ross Stores, Inc.................................      726
   10,300   Springs Industries, Inc. 'A'.....................      543
   31,600   TJX Companies, Inc...............................      833
 (a)7,600   Valassis Communications, Inc.....................      182
    8,100   VF Corp..........................................      686
(a)21,000   Zale Corp........................................      416
                                                               -------
                                                                 7,792
                                                               -------
  CONSUMER--SERVICE & GROWTH (0.4%)
    4,800   Hertz Corp. 'A'..................................      173
 (a)7,000   Renters Choice, Inc..............................      139
                                                               -------
                                                                   312
                                                               -------
  CONSUMER--STAPLES (3.3%)
(a)11,300   Boston Chicken, Inc..............................      158
    6,700   Consolidated Cigar Holdings, Inc.................      186
   24,000   DIMON, Inc.......................................      636
    3,300   Interstate Bakeries Corp.........................      196
(a)16,000   Standard Commercial Corp.........................      278
   19,400   Tyson Foods, Inc. 'A'............................      371
   28,600   Universal Corp...................................      908
                                                               -------
                                                                 2,733
                                                               -------
  ENERGY (9.5%)
    5,400   Apache Corp......................................      176
    1,800   Black Hills Corp.................................       51

                                                         -----------------------
                                                                    61
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  ENERGY (CONT.)
 (a)5,200   Cooper Cameron Corp..............................  $   243
 (a)5,300   Diamond Offshore Drilling, Inc...................      414
   10,500   Eastern Enterprises..............................      364
(a)19,400   ENSCO International Inc..........................    1,023
   16,200   National Fuel Gas Co.............................      679
   14,700   Nicor, Inc.......................................      527
(a)40,100   Noble Drilling Corp..............................      905
   16,300   Oneok, Inc.......................................      525
   10,000   Parker & Parsley Petroleum Co....................      354
   12,000   Santa Fe International Corp......................      408
    6,300   Sun Co., Inc.....................................      195
    7,500   Transocean Offshore, Inc.........................      545
 (a)5,800   Tuboscope Vetco International Corp...............      115
    8,900   Ultramar Diamond Shamrock Corp...................      290
    9,000   Union Texas Petroleum Holdings, Inc..............      188
 (a)6,100   Varco International, Inc.........................      197
   14,000   Washington Gas Light Co..........................      352
 (a)4,800   Weatherford Enterra, Inc.........................      185
                                                               -------
                                                                 7,736
                                                               -------
  ENTERTAINMENT (0.3%)
 (a)9,300   Imax Corp........................................      230
                                                               -------
  FINANCIAL--DIVERSIFIED (9.4%)
    9,500   Bear Stearns Companies, Inc......................      325
   10,500   Capital One Financial Corp.......................      396
   13,125   Equity Residential Properties Trust..............      624
   25,600   Everen Capital Corp..............................      798
    3,700   Duke Realty Investment, Inc. REIT................      150
    6,900   FINOVA Group, Inc................................      528
   12,900   First Financial Corp. (Wisconsin)................      379
   20,700   Franklin Resources, Inc..........................    1,502
   11,600   GATX Corp........................................      670
    6,800   Hartford Life, Inc. 'A'..........................      255
 (a)3,100   HealthCare Financial Partners, Inc...............       63
    8,000   Kilroy Realty Corp. REIT.........................      202
   21,000   Nationwide Financial Services, Inc. 'A'..........      558
    5,000   Paine Webber Group, Inc..........................      175
    3,400   Post Properties, Inc.............................      138
    5,100   Torchmark Corp...................................      363
   17,600   United Asset Management Co.......................      498
    5,250   Wellsford Real Properties Inc....................       58
                                                               -------
                                                                 7,682
                                                               -------
  HEALTH CARE (8.7%)
   22,500   Beckman Instruments, Inc.........................    1,086
   17,500   Bergen Brunswig Corp. 'A'........................      488
 (a)7,300   Biogen, Inc......................................      247
   13,514   Block Drug Co. 'A'...............................      591
 (a)8,800   Coherent, Inc....................................      392
(a)29,200   FPA Medical Management, Inc......................      692
 (a)5,700   Health Care & Retirement Corp....................      190
   11,100   Kinetic Concepts, Inc............................      200
 (a)7,700   Marquette Medical Systems........................      169
(a)29,200   Nellcor Puritan Bennett, Inc.....................      529
 (a)2,600   RoTech Medical Corp..............................       52
   42,300   Sullivan Dental Products, Inc....................      772
   13,600   Universal Health Services, Inc...................      524
                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
 (a)8,500   Vencor, Inc......................................  $   359
(a)18,400   Wellpoint Health Networks, Inc...................      844
                                                               -------
                                                                 7,135
                                                               -------
  INDUSTRIAL (2.0%)
    6,900   AGCO Corp........................................      248
   19,500   Barnes Group, Inc................................      578
    9,000   PACCAR, Inc......................................      418
 (a)7,800   Precision Drilling Corp..........................      377
                                                               -------
                                                                 1,621
                                                               -------
  INSURANCE (1.3%)
    6,700   Progressive Corp.................................      583
   16,600   Reliance Group Holdings, Inc.....................      197
   11,900   Western National Corp............................      319
                                                               -------
                                                                 1,099
                                                               -------
  METALS (1.7%)
   31,500   Birmingham Steel Corp............................      488
   10,300   Cleveland-Cliffs Iron Co.........................      420
    8,800   Precision Castparts Corp.........................      525
                                                               -------
                                                                 1,433
                                                               -------
  PAPER & PACKAGING (2.8%)
   16,500   Ball Corp........................................      496
(a)14,200   Owens-Illinois, Inc..............................      440
   27,500   P.H. Glatfelter Co...............................      550
   10,900   Potlatch Corp....................................      493
    8,700   Schweitzer-Mauduit International, Inc............      327
                                                               -------
                                                                 2,306
                                                               -------
  SERVICES (11.5%)
(a)42,100   AccuStaff, Inc...................................      997
   18,200   Angelica Corp....................................      319
(a)14,700   BJ Services Co...................................      788
   20,300   Bowne & Co.......................................      708
(a)25,400   CDI Corp.........................................    1,059
 (a)5,300   Data Processing Resources Corp...................      124
(a)19,000   Fiserv, Inc......................................      848
   32,000   Journal Register Co..............................      636
   22,100   New England Business Services, Inc...............      582
   26,800   Ogden Corp.......................................      583
   13,600   McClatchy Newspapers, Inc........................      399
    3,300   New York Times Co., 'A'..........................      163
   27,000   Russ Berrie & Co., Inc...........................      592
(a)13,100   TETRA Technologies, Inc..........................      324
(a)15,000   Tracor, Inc......................................      377
   14,300   True North Communications, Inc...................      354
(a)11,000   USA Waste Services, Inc..........................      425
      400   Washington Post Co. 'B'..........................      159
                                                               -------
                                                                 9,437
                                                               -------
  TECHNOLOGY (5.6%)
    8,100   Adobe Systems, Inc...............................      284
(a)10,600   Altera Corp......................................      535
    8,600   Dallas Semiconductor Corp........................      338
 (a)9,100   ESS Technology, Inc..............................      122
(a)20,700   HMT Technology Corp..............................      268
   20,400   National Computer Systems, Inc...................      543
   16,000   Park Electrochemical Corp........................      421
   21,800   Penn Engineering & Manufacturing Corp............      428
 (a)5,400   Solectron Corp...................................      378

--------------
          62
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                 VALUE
   SHARES                                                        (000)
----------------------------------------------------------------------
  TECHNOLOGY (CONT.)
(a)17,400   Symantec Corp....................................  $   339
    7,500   Tektronix, Inc...................................      450
 (a)8,600   Teradyne, Inc....................................      338
    6,200   Vishay Intertechnology, Inc......................      179
                                                               -------
                                                                 4,623
                                                               -------
  TRANSPORTATION (2.5%)
   20,000   Air Express International Corp...................      795
   10,900   Airborne Freight Corp............................      456
   10,000   Arnold Industries, Inc...........................      170
(a)10,100   Offshore Logistics, Inc..........................      191
(a)50,000   OMI Corp.........................................      478
                                                               -------
                                                                 2,090
                                                               -------
  UTILITIES (1.1%)
    6,300   Public Service Co. (Colorado)....................      261
    5,300   SJW Corp.........................................      278
   19,600   Washington Water Power Co........................      385
                                                               -------
                                                                   924
                                                               -------
TOTAL COMMON STOCKS (COST $68,529)...........................   81,231
                                                               -------

     FACE
   AMOUNT                                                        VALUE
    (000)                                                        (000)
----------------------------------------------------------------------

SHORT-TERM INVESTMENT (3.0%)
  REPURCHASE AGREEMENT (3.0%)
$   2,523   Chase Securities, Inc., 5.70%, dated 6/30/97, due
              7/1/97, to be repurchased at $2,523,
              collateralized by $2,675 U.S. Treasury Bonds,
              5.625%, due 2/15/06, valued at $2,570 (COST
              $2,523)........................................  $ 2,523
                                                               -------
TOTAL INVESTMENTS (102.0%) (COST $71,052)....................   83,754
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)................   (1,667)
                                                               -------
NET ASSETS (100%)............................................  $82,087
                                                               -------
                                                               -------

---------------

(a)   --  Non-income producing.
ADR   --  American Depositary Receipt
REIT  --  Real Estate Investment Trust.

                                                         -----------------------
                                                                    63
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

FIXED INCOME SECURITIES (86.7%)
  CORPORATE BONDS & NOTES (32.2%)
    ARGENTINA(0.8%)
$          1,500   Impsa S.A. 11.75%, 3/27/98.......................  $  1,559
                                                                      --------
    BRAZIL (2.4%)
        (e)4,800   Banco Do Brasil 9.375%, 6/15/07..................     4,788
                                                                      --------
    CANADA (0.7%)
             100   Rogers Cablesystems, 10.125%, 9/1/12.............       107
             865   Rogers Cablesystems, Series B, 10.00%, 3/15/05...       936
             250   Rogers Communications, Inc. 9.125%,
                     1/15/06........................................       252
                                                                      --------
                                                                         1,295
                                                                      --------
    COLOMBIA (0.5%)
        (n)1,225   Occidente Y Caribe 0.00%, 3/15/04................       909
                                                                      --------
    ECUADOR (1.6%)
        (e)3,000   Consorcio Ecuadoriano 14.00%, 5/1/02.............     3,188
                                                                      --------
    JAMAICA (1.1%)
           2,000   Mechala Group Jamaica, Ltd. Series B, 12.75%,
                     12/30/99.......................................     2,115
                                                                      --------
    MEXICO (3.1%)
        (e)2,000   Cemex S.A. 12.75%, 7/15/06.......................     2,318
        (e)2,000   Empresas ICA Sociedad Controladora S.A. 11.875%,
                     5/30/01........................................     2,185
        (n)2,200   Grupo Televisa S.A. 0.00%, 5/15/08...............     1,526
                                                                      --------
                                                                         6,029
                                                                      --------
    UNITED STATES (22.0%)
             795   Advanced Micro Devices 11.00%, 8/1/03............       886
             660   Amersco Inc., Series 97-A 10.00%,
                     3/15/04........................................       677
        (e)1,100   Anthem Insurance 9.00%, 4/1/27...................     1,132
          (e)870   Big Flower Press 8.875%, 7/1/07..................       855
        (n)1,350   Brooks Fiber Properties 0.00%, 3/1/06............       920
          (n)720   Brooks Fiber Properties 0.00%, 11/1/06...........       469
          (e)150   Brooks Fiber Properties 10.00%, 6/1/07...........       153
          (e)497   CA FM Lease Trust 8.50%, 7/15/17.................       509
           1,115   Cablevision Systems Corp. 9.875%,
                     5/15/06........................................     1,187
             630   Cleveland Electric Illuminating Co. 8.375%,
                     12/1/11........................................       635
          (e)850   ComcastCorp. 9.50%, 5/1/07.......................       861
             640   Courtyard By Marriott, Series B, 10.75%,
                     2/1/08.........................................       693
          (n)390   Dial Call Communications Series B, 0.00%,
                     12/15/05.......................................       306
             670   Digital Equipment Corp. 8.625%,
                     11/1/12........................................       667
             419   DR Securitized Lease Trust, Series 1993-K1, Class
                     A1, 6.66%, 8/15/10.............................       366
           1,030   DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 7.60%, 8/15/07.............................       968
             250   DR Securitized Lease Trust, Series 1994-K1, Class
                     A2, 8.38%, 8/15/15.............................       232

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
$         (n)500   Echostar Satellite Broadcast 0.00%,
                     3/15/04........................................  $    356
          (e)300   EES Coke Battery Co., Inc. 9.382%,
                     4/15/07........................................       307
             370   First Nationwide Bank 9.125%, 1/15/03............       382
          (e)365   First Nationwide Bank 10.625%, 10/1/03...........       401
             825   Gaylord Container Corp. 11.50%,
                     5/15/01........................................       868
        (e)1,280   Globalstar LP/Capital 11.375%, 2/15/04...........     1,282
           1,130   Grand Casinos, Inc. 10.125%, 12/1/03.............     1,181
             625   HMC Acquisition Properties 9.00%,
                     12/15/07.......................................       635
          (e)785   Horseshoe Gaming L.L.C. 9.375%,
                     6/15/07........................................       795
             950   Host Marriott Travel, Series B, 9.50%, 5/15/05...       992
        (e)1,230   ISP Holdings, Inc. Series B, 9.00%, 10/15/03.....     1,272
             635   IXC Communications, Inc. 12.50%,
                     10/1/05........................................       726
          (e)300   Jet Equipment Trust, Series C-1, 11.79%,
                     6/15/13........................................       375
          (e)300   Jet Equipment Trust, Series 1995-D, 11.44%,
                     11/1/14........................................       374
             265   Kmart Corp. 7.75%, 10/1/12.......................       243
             350   Kmart Funding Corp. 8.80%, 7/1/10................       346
             188   Midland Cogeneration Ventures, Series C-91,
                     10.33%, 7/23/02................................       201
             482   Midland Cogeneration Ventures, Series C-94,
                     10.33%, 7/23/02................................       516
             305   Midland Funding II, Series A, 11.75%, 7/23/05....       353
          (e)200   Navistar Financial Corp. 9.00%, 6/1/02...........       205
        (n)2,550   Nextel Communications 0.00%, 8/15/04.............     1,951
          (n)990   Norcal Waste Systems, Inc. 13.00%,
                     11/15/05.......................................     1,124
             660   Nuevo Energy Co. 9.50%, 4/15/06..................       690
          (e)750   Outdoor Systems 8.875%, 6/15/07..................       728
             900   Paramount Communications 8.25%,
                     8/1/22.........................................       861
          (e)620   Qwest Communications International 10.875%,
                     4/1/07.........................................       673
          (e)750   Riggs Capital Trust II 8.875%, 3/15/27...........       763
             850   RJR Nabisco, Inc. 8.75%, 4/15/04.................       867
             800   SD Warren Co., Series B, 12.00%,
                     12/15/04.......................................       896
          (e)550   Sinclair Broadcast Group 9.00%, 7/15/07..........       534
             710   Snyder Oil Corp. 8.75%, 6/15/07..................       706
           1,345   Southland Corp. 5.00%, 12/15/03..................     1,143
          (e)825   Station Casinos, Inc. 9.75%, 4/15/07.............       816
      (e,n)1,990   TCI Satellite Entertainment 0.00%,
                     2/15/07........................................     1,184
           1,225   Tele-Communications Inc. 9.25%,
                     1/15/23........................................     1,275
        (n)1,975   Teleport Communications 0.00%, 7/1/07............     1,427
             880   Tenet Healthcare Corp. 8.625%, 1/15/07...........       897
             930   TLC Beatrice International Holdings 11.50%,
                     10/1/05........................................     1,045
        (e,n)350   Transamerican Energy 0.00%, 6/15/02..............       252

--------------
          64
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

    UNITED STATES (CONT.)

$          1,290   Viacom, Inc. 8.00%, 7/7/06.......................  $  1,255
             900   Vintage Petroleum 8.625%, 2/1/09.................       897
                                                                      --------
                                                                        43,310
                                                                      --------
  TOTAL CORPORATE BONDS & NOTES (COST $60,490)......................    63,193
                                                                      --------
  ASSET BACKED SECURITIES (0.8%)
    UNITED STATES (0.8%)
          (e)499   Aircraft Lease Portfolio Securitization Ltd.,
                     Series 1996-1, Class D, 12.75%, 6/15/06........       538
          (e)950   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                     10/26/03.......................................       963
                                                                      --------
  TOTAL ASSET BACKED SECURITIES (COST $1,463).......................     1,501
                                                                      --------
  COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    UNITED STATES (0.3%)
      (e,h)1,045   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                     Class S, IO, 1.64%, 11/12/21...................        94
          (e)550   First Home Mortgage Acceptance Corp., Series
                     1996-B, Class C, 7.9289%, 11/1/18..............       487
        (d,f)103   PNC Mortgage Securities Corp. Series 1995-2,
                     Class B4, REMIC, 7.50%, 9/25/25................        91
                                                                      --------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $643).............       672
                                                                      --------
  EUROBONDS (16.2%)
    ARGENTINA (6.3%)
        (e)2,500   Acindar Industria Argentina 11.75%,
                     11/12/98.......................................     2,606
           3,500   Acindar Industria Argentina 11.25%,
                     2/15/04........................................     3,725
        (e)5,500   Republic of Argentina 11.75%, 2/12/07............     6,134
                                                                      --------
                                                                        12,465
                                                                      --------
    BRAZIL (5.0%)
           1,350   Comp Brazil De Projertos 12.50%,
                     12/22/97.......................................     1,377
        (h)3,000   Federative Republic of Brazil 6.94%,
                     4/15/09........................................     2,631
        (n)7,284   Federative Republic of Brazil Series C, PIK
                     8.00%, 4/15/14.................................     5,857
                                                                      --------
                                                                         9,865
                                                                      --------
    BULGARIA (2.5%)
        (h)2,250   Republic of Bulgaria Discount Bonds, 'A' 6.563%,
                     7/28/24........................................     1,659
        (h)4,500   Republic of Bulgaria Past Due Interest Bond
                     6.56%, 7/28/11.................................     3,254
                                                                      --------
                                                                         4,913
                                                                      --------
    VENEZUELA (2.4%)
        (h)5,000   Republic of Venezuela Front Loaded Interest
                     Reduction Bond, 'A' 6.75%, 3/31/07.............     4,652
                                                                      --------
  TOTAL EUROBONDS (COST $28,073)....................................    31,895
                                                                      --------
            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
  FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (25.8%)
    ARGENTINA (2.0%)
$       (e)3,600   City of Buenos Aires 11.25%, 4/11/07.............  $  3,915
                                                                      --------
    BRAZIL (1.3%)
        (h)2,000   Federative Republic of Brazil Debt Conversion 'L'
                     Bond, 6.938%, 4/15/12..........................     1,655
             920   Federative Republic of Brazil 10.125%, 5/15/27...       887
                                                                      --------
                                                                         2,542
                                                                      --------
    BULGARIA (2.5%)
           8,500   Republic of Bulgaria Front Loaded Interest
                     Reduction Bond 2.25%, 7/28/12..................     4,856
                                                                      --------
    CAYMAN ISLANDS (0.9%)
   ZAR     8,000   National Financiera 17.00%, 2/26/99..............     1,763
                                                                      --------
    ECUADOR (2.5%)
$       (h)7,000   Republic of Ecuador Past Due Interest Bond, PIK,
                     6.44%, 2/28/25.................................     5,005
                                                                      --------
    IVORY COAST (1.2%)
      (e,n)6,800   Republic of Ivory Coast Front Loaded Interest
                     Reduction Bond 0.00%, 12/29/49.................     2,269
                                                                      --------
    JAMAICA (1.5%)
           3,000   Government of Jamaica 12.00%, 7/19/99............     3,000
                                                                      --------
    JORDAN (1.3%)
      (e,h)3,000   Kingdom of Jordan 6.75%, 12/23/23................     2,535
                                                                      --------
    MEXICO (2.7%)
           4,800   United Mexican States 11.375%, 9/15/16...........     5,399
                                                                      --------
    PERU (4.3%)
     (e,h)14,200   Republic of Peru Front Loaded Interest Reduction
                     Bond 3.25%, 3/7/17.............................     8,484
                                                                      --------
    RUSSIA (3.7%)
        (e)6,764   Ministry of Finance Tranche IV GDR 3.00%,
                     5/14/03........................................     4,539
        (e)5,000   Ministry of Finance Tranche VI GDR 3.00%,
                     5/14/06........................................     2,715
                                                                      --------
                                                                         7,254
                                                                      --------
    VENEZUELA (1.9%)
           4,000   Republic of Venezuela Discount Bond 'L', 6.75%,
                     12/18/07.......................................     3,712
                                                                      --------
  TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
    (COST $47,427)..................................................    50,734
                                                                      --------
  LOAN AGREEMENTS (7.9%)
    ALGERIA (2.9%)
      (h,r)6,500   Algeria Reprofiled Loan Agreement, 'A', 7.25%,
                     12/31/00.......................................     5,700
                                                                      --------
    GABON (2.6%)
        (h)6,217   Republic of Gabon Syndicated Loan, 6.69%,
                     4/1/04.........................................     5,067
                                                                      --------

                                                         -----------------------
                                                                    65
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------
    IVORY COAST (1.9%)
$            750   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................  $    315
   FRF    35,644   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................     2,874
    DEM    2,210   Republic of Ivory Coast Syndicated Loan, Zero
                     Coupon, 12/31/00...............................       532
                                                                      --------
                                                                         3,721
                                                                      --------
    JAMAICA (0.5%)
$       (h)1,000   Republic of Jamaica Syndicated Loan, 6.63%,
                     12/1/05........................................       930
                                                                      --------
  TOTAL LOAN AGREEMENTS (COST $14,313)..............................    15,418
                                                                      --------
  YANKEE BONDS (3.5% )
    ARGENTINA (1.6%)
           1,850   Bridas Corp. 12.50%, 11/15/99....................     2,028
           1,000   Metrogas S.A., Series A, 12.00%, 8/15/00.........     1,115
                                                                      --------
                                                                         3,143
                                                                      --------
    BRAZIL (1.7%)
           3,000   Tevecap S.A. 12.625%, 11/26/04...................     3,244
                                                                      --------
    MEXICO (0.2%)
             400   Grupo Industrial Durango 12.625%,
                     8/1/03.........................................       450
                                                                      --------
  TOTAL YANKEE BONDS (COST $6,240)..................................     6,837
                                                                      --------
TOTAL FIXED INCOME SECURITIES (COST $158,649).......................   170,250
                                                                      --------

          SHARES
----------------

EQUITY SECURITIES (1.8%)
  PREFERRED STOCK (1.5%)
    UNITED STATES (1.5%)
        (e)5,610   Sinclair Capital 11.625%.........................       595
           2,084   Time Warner, Inc., 'M', PIK 10.25%...............     2,287
                                                                      --------
                                                                         2,882
                                                                      --------
  CONVERTIBLE PREFERRED STOCK (0.3%)
    UNITED STATES (0.3%)
           6,800   TCI Communications, Inc. 5.00%, 7/31/06..........       704
                                                                      --------
NO. OF WARRANTS
  WARRANTS (0.0%)
    COLOMBIA (0.0%)
        (a)4,900   Occidente Y Caribe, expiring 3/15/04.............        --
                                                                      --------
TOTAL EQUITY SECURITIES (COST $3,372)...............................     3,586
                                                                      --------

            FACE
          AMOUNT                                                         VALUE
           (000)                                                         (000)
------------------------------------------------------------------------------

STRUCTURED INVESTMENT (3.4%)
    BRAZIL (3.4%)
$       (f)8,000   Salomon Bros. Federative Republic of Brazil
                     Credit Linked Enhanced Access Note 9.00%,
                     1/5/99 (COST $6,844)...........................  $  6,768
                                                                      --------
TOTAL FOREIGN AND U.S. SECURITIES (91.9%) (COST $168,865)...........   180,604
                                                                      --------
SHORT-TERM INVESTMENTS (7.7%)
  DISCOUNT NOTES (6.1%)
    BULGARIA (3.7%)
       (v)12,750   Republic of Bulgaria Stripped Discount Notes,
                     6.5625%, 8/20/97...............................     7,329
                                                                      --------
    ECUADOR (1.7%)
        (v)6,000   Republic of Ecuador Stripped Discount Notes,
                     6.4375%, 9/29/97...............................     3,311
                                                                      --------
    MEXICO (0.7%)
        (v)1,750   United Mexican States Stripped Discount Notes,
                     6.375%, 9/9/97.................................     1,268
                                                                      --------
  TOTAL DISCOUNT NOTES..............................................    11,908
                                                                      --------
  REPURCHASE AGREEMENT (1.6%)
           3,146   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                     7/1/97, to be repurchased at $3,146
                     collateralized by $3,330, U.S. Treasury Bonds,
                     5.625%, due 2/15/06, valued at $3,200..........     3,146
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS (COST $13,042).........................    15,054
                                                                      --------
TOTAL INVESTMENTS (99.6%) (COST $181,907)...........................   195,658
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)........................       830
                                                                      --------
NET ASSETS (100%)...................................................  $196,488
                                                                      --------
                                                                      --------

---------------

(a)   --  Non-income producing.
(d)   --  Security is valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $6,859 or 3.49% of net assets (Total cost $6,926).
(h)   --  Variable/floating rate security -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(r)   --  Issuer is making partial interest payments.
(v)   --  Yield at time of purchase.
DEM   --  Deutsche Mark
FRF   --  French Franc
GDR   --  Global Depositary Receipt
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.
REMIC  -- Real Estate Mortgage Investment Conduit
ZAR   --  South African Rand

--------------
          66
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

  SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                          VALUE     PERCENT OF
INDUSTRY                                                                                  (000)     NET ASSETS
--------------------------------------------------------------------------------------  ---------  -------------
Foreign Government & Agency Obligations...............................................  $  82,630        42.1%
Loan Agreements.......................................................................     15,418         7.9
Materials.............................................................................     12,074         6.1
Services..............................................................................     10,924         5.5
Telecommunications....................................................................     10,746         5.5
Finance...............................................................................     10,522         5.3
Broadcast--Radio & Television.........................................................      8,247         4.2
Multi-Industry........................................................................      7,065         3.6
Structured Investment.................................................................      6,768         3.4
Consumer Goods........................................................................      5,065         2.6
Capital Equipment.....................................................................      2,310         1.2
Collateralized Mortgage Obligations & Asset Backed Securities.........................      2,173         1.1
Utilities.............................................................................      1,705         0.9
Energy................................................................................      1,648         0.8
Technology............................................................................      1,554         0.8
Insurance.............................................................................      1,132         0.6
Transportation........................................................................        623         0.3
                                                                                        ---------         ---
                                                                                        $ 180,604        91.9%
                                                                                        ---------         ---
                                                                                        ---------         ---

                                                         -----------------------
                                                                    67
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------

COMMON STOCKS (78.8%)
  ARGENTINA (6.9%)
     (a)604,405   Acindar..........................................  $  1,548
        216,577   Banco del Suquia.................................       843
      (a)15,557   Disco ADR........................................       616
          5,499   Quilmes ADR......................................        56
         39,015   Quilmes Industrial ADR...........................       454
        269,077   Siderar 'A'......................................     1,103
      (e)10,470   Siderar ADR......................................       340
          8,585   Telecom Argentina ADR............................       451
         36,271   Telefonica de Argentina ADR......................     1,256
         50,695   YPF ADR..........................................     1,559
                                                                     --------
                                                                        8,226
                                                                     --------
  BRAZIL (29.6%)
         84,100   Brahma ADR.......................................     1,288
         23,059   CEMIG ADR........................................     1,161
         (e)683   CEMIG ADR........................................        35
   (a)9,835,918   CRT 'A'..........................................    14,800
         12,910   CVRD ADR.........................................       288
      8,850,000   Eletrobras.......................................     4,949
         63,195   Eletrobras ADR...................................     1,763
         10,020   Eletrobras 'B' ADR...............................       298
     19,723,000   Ericsson Telecomunicacoes........................     1,172
        780,000   Iven.............................................       533
      1,317,000   Lightpar.........................................       525
      (e)10,410   Lojas Arupua ADR.................................       173
         30,050   Pao de Acucar ADR................................       689
     17,568,000   Telebras.........................................     2,382
         27,081   Telebras ADR.....................................     4,110
         30,250   Unibanco GDR.....................................     1,123
                                                                     --------
                                                                       35,289
                                                                     --------
  CHILE (8.2%)
         20,250   Andina 'B' ADR...................................       423
         76,455   CCU ADR..........................................     1,677
         51,085   Chilectra ADR....................................     1,470
         14,793   Enersis ADR......................................       526
      (a)32,805   Quinenco ADR.....................................       607
        139,263   Santa Isabel ADR.................................     4,492
         30,360   Unimarc ADR......................................       569
                                                                     --------
                                                                        9,764
                                                                     --------
  COLOMBIA (2.0%)
      2,676,443   Banco de Colombia................................       981
        193,250   Bavaria..........................................     1,387
                                                                     --------
                                                                        2,368
                                                                     --------
  MEXICO (27.2%)
     (a)272,607   Banacci 'B'......................................       701
     (a)166,310   Banacci 'L'......................................       388
     (a)399,810   Bancomer 'B'.....................................       193
    (a,e)14,306   Bancomer 'B' ADR.................................       139
     (a)448,015   Banorte 'B'......................................       467
         85,398   Carso 'A1'.......................................       595
        552,354   Cemex CPO........................................     2,402
         28,435   Cemex CPO ADR....................................       247
        112,980   Cemex 'B'........................................       553
        102,320   Cemex 'B' ADR....................................       985

                                                                        VALUE
         SHARES                                                         (000)
-----------------------------------------------------------------------------
         70,645   Cifra 'B'........................................  $    132
         86,907   Cifra 'B' ADR....................................       159
        111,590   Cifra 'C'........................................       179
         24,155   Coca-Cola Femsa ADR..............................     1,247
           (a)1   Desc ADR.........................................        --
      (e)23,400   FEMSA ADR........................................       139
      1,059,645   FEMSA 'B'........................................     6,319
         38,250   Grupo Modelo 'C'.................................       265
         16,065   Hylsamex GDR.....................................       480
      1,278,645   Kimberly 'A'.....................................     5,126
        175,725   Maseca 'B'.......................................       192
         60,750   Maseca 'B' ADR...................................     1,002
         22,025   Panamco..........................................       724
        462,930   Soriana 'B'......................................     1,164
      (a)29,265   TAMSA ADR........................................       540
         96,075   Telemex ADR......................................     4,588
     (a)114,849   Televisa CPO ADR.................................     3,489
                                                                     --------
                                                                       32,415
                                                                     --------
  PERU (2.0%)
         66,725   Banco Weise ADR..................................       433
          8,010   Credicorp Ltd....................................       176
        431,857   Ferreyros........................................       497
         21,140   Luz Del Sur......................................        25
         46,200   Tel Peru 'B' ADR.................................     1,210
                                                                     --------
                                                                        2,341
                                                                     --------
  VENEZUELA (2.9%)
         35,632   CANTV ADR........................................     1,537
      1,139,084   Electricidad de Caracas..........................     1,825
          7,785   Mavesa ADR.......................................        79
                                                                     --------
                                                                        3,441
                                                                     --------
TOTAL COMMON STOCKS (COST $81,747).................................    93,844
                                                                     --------
PREFERRED STOCKS (17.7%)
  BRAZIL (NON-VOTING STOCKS) (17.7%)
 (a,d)8,115,000   Banco Nacional...................................        --
      3,012,000   Brahma...........................................     2,294
     77,444,200   CEMIG............................................     3,992
      3,397,000   Coteminas........................................     1,325
      3,163,771   CPFL.............................................       526
         41,187   CVRD.............................................       911
    (a,d)31,997   CVRD 'B' ADR.....................................        --
      1,572,000   Eletrobras 'B'...................................       937
     56,805,300   Lojas Arapua.....................................       923
     24,618,000   Lojas Renner.....................................     1,262
     13,872,000   Petrobras........................................     3,853
     33,506,383   Telebras.........................................     5,082
                                                                     --------
TOTAL PREFERRED STOCKS (COST $19,314)..............................    21,105
                                                                     --------

         NO. OF
         RIGHTS
---------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
         (a)121   Lojas Arapua, expiring 12/31/97 (COST $0)........        --
                                                                     --------
TOTAL FOREIGN SECURITIES (96.5%) (COST $101,061)...................   114,949
                                                                     --------

--------------
          68
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           FACE
         AMOUNT                                                         VALUE
          (000)                                                         (000)
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.0%)
  REPURCHASE AGREEMENT (4.0%)
$         4,769   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                    7/1/97, to be repurchased at $4,770,
                    collateralized by $5,050 U.S. Treasury Bonds,
                    5.625%, due 2/15/06, valued at $4,852 (COST
                    $4,769)........................................  $  4,769
                                                                     --------
TOTAL INVESTMENT IN SECURITIES (100.5%) (COST $105,830)............   119,718
                                                                     --------
FOREIGN CURRENCY (0.1%)
    ARP      14   Argentine Peso...................................        15
   COP   37,481   Colombian Peso...................................        34
    MXP     740   Mexican Peso.....................................        93
   VEB    2,254   Venezuelan Bolivar...............................         5
                                                                     --------
TOTAL FOREIGN CURRENCY (COST $147).................................       147
                                                                     --------

                                                                        VALUE
                                                                        (000)
-----------------------------------------------------------------------------

TOTAL INVESTMENTS (100.6%) (COST $105,977).........................  $119,865
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)......................      (805)
                                                                     --------
NET ASSETS (100%)..................................................  $119,060
                                                                     --------
                                                                     --------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                     PERCENT
                                                        OF
                                           VALUE       NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Telecommunications......................  $ 35,415      29.7%
Energy..................................    22,894      19.2
Consumer Goods..........................    17,771      14.9
Materials...............................    14,522      12.2
Services................................    12,829      10.8
Finance.................................     5,446       4.6
Capital Equipment.......................     3,075       2.6
Multi-Industry..........................     2,997       2.5
                                          --------       ---
                                          $114,949      96.5%
                                          --------       ---
                                          --------       ---

                                                         -----------------------
                                                                    69
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------

COMMON STOCKS (82.4%)
  ARGENTINA (2.4%)
        (a)12,975   Nortel Inversora ADR.............................  $    352
           36,212   Quilmes ADR......................................       371
           10,847   Telecom Argentina ADR............................       569
           81,130   Telefonica Argentina ADR.........................     2,809
           35,145   YPF ADR..........................................     1,081
                                                                       --------
                                                                          5,182
                                                                       --------
  BRAZIL (6.3%)
           77,330   Brahma ADR.......................................     1,184
       (a,e)2,140   Celesc GDS.......................................       297
       (a)389,600   CRT 'A'..........................................       586
            5,020   CVRD ADR.........................................       112
        5,517,000   Eletrobras.......................................     3,085
            9,140   Eletrobras ADR...................................       271
           35,990   Eletrobras ADR...................................     1,004
          927,000   Lightpar.........................................       369
        (e)14,225   Lojas Arupua ADR.................................       236
            1,960   Pao de Acucar....................................        45
        (e)14,961   Pao de Acucar ADR................................       340
        9,198,000   Telebras.........................................     1,247
           20,845   Telebras ADR.....................................     3,163
       (a)550,397   Telesp...........................................       162
           34,420   Unibanco GDR.....................................     1,278
                                                                       --------
                                                                         13,379
                                                                       --------
  CHILE (0.6%)
           16,645   CCU ADR..........................................       365
            8,290   Enersis ADR......................................       295
           18,649   Santa Isabel ADR.................................       601
                                                                       --------
                                                                          1,261
                                                                       --------
  CHINA (0.3%)
          412,000   Guangshen Railway Co. Ltd. 'H'...................       181
            6,000   Guangshen Railway Co. Ltd. ADR...................       131
          696,000   Zhenhai Refining & Chemical Co., Ltd.............       252
                                                                       --------
                                                                            564
                                                                       --------
  COLOMBIA (0.0%)
          215,412   Banco de Colombia................................        79
                                                                       --------
  EGYPT (1.5%)
            7,916   Ameriyah Cement Co...............................       193
           34,430   Commercial International Bank....................       720
        (a)24,250   Commercial International Bank GDR................       506
            9,170   Eastern Tobacco..................................       232
         (a)1,895   Egypt American Bank..............................        75
            5,775   Egyptian Finance & Industrial....................       345
           10,800   General Silo Storage.............................       281
           10,475   Helwan Portland Cement...........................       222
            3,200   Madinet Housing & Development....................       226
            1,950   North Cairo Flour Mills..........................       102
            7,375   Tora H. Portland Cement..........................       187
                                                                       --------
                                                                          3,089
                                                                       --------
  HONG KONG (2.5%)
           82,000   Cheung Kong Holdings Ltd.........................       810
       (a)338,000   China Everbright Ltd. -- IHD Pacific Ltd.........     1,010
          778,000   China Resources Beijing Land.....................       577
          272,000   China Resources Enterprises Ltd..................     1,334
           50,000   Hutchison Whampoa Ltd............................       432

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
           68,000   New World Development Co., Ltd...................  $    406
          130,000   Shanghai Industrial Holdings Ltd.................       809
                                                                       --------
                                                                          5,378
                                                                       --------
  HUNGARY (0.4%)
         (a)3,601   BorsodChem Rt. GDR...............................       140
        (a)16,416   MOL Magyar Olaj-es Gazipari Rt. GDR..............       365
            1,790   Pannonplast Rt...................................        90
        (a)12,850   Tiszai Vegyi Kombinat Rt. GDR....................       220
                                                                       --------
                                                                            815
                                                                       --------
  INDIA (9.2%)
          413,150   Automotive Axles Ltd.............................       548
          181,400   Bharat Heavy Electricals Ltd.....................     1,960
           12,369   Century Textiles & Industries GDR................       656
        (a)75,000   Container Corp. of India Ltd.....................     1,095
               50   E.I.D. Parry Ltd. GDR............................        --
       (e)150,000   E.I.D. Parry Ltd. GDR............................       375
          201,600   Great Eastern Shipping GDR.......................     1,613
          100,000   Gujarat Ambuja Cement GDR........................     1,163
          214,816   Gujarat Narmada Valley Fertilizers Co., Ltd.
                      GDR............................................       537
          504,000   Hindustan Development Corp. Ltd. GDR.............       126
           24,400   Hoechst Shering Agrevo Ltd.......................       460
           12,500   Housing Development Finance Corp., Ltd...........     1,426
           75,000   India Cements Ltd. GDR...........................       244
           13,700   Indian Rayon & Industries GDR....................       173
     (d,e)108,750   Indo Rama Synthetics Ltd. GDR....................       544
          152,000   ITC Ltd..........................................     2,389
          145,000   ITC Ltd. GDS.....................................     2,647
            4,320   JCT Ltd. GDR.....................................         7
           (e)160   JCT Ltd. GDR.....................................        --
          230,750   JK Corp. GDR.....................................       121
          150,000   Mahanagar Telephone Nigam, Ltd...................     1,273
           50,000   Mahindra & Mahindra Ltd. GDR.....................       744
          100,000   Philips India Ltd................................       243
           21,150   Rane Madras Ltd..................................       151
        (a)27,750   Raymond Ltd. GDR.................................       120
       (a)280,000   Sanghi Polyester Ltd. GDR........................       147
          317,000   SIV Industries GDR...............................       127
          302,600   Tube Investments of India Ltd. GDR...............       265
           60,550   United Phosphorus Ltd. GDR.......................       394
                                                                       --------
                                                                         19,548
                                                                       --------
  INDONESIA (4.7%)
       (a)648,000   Astra International (Foreign)....................     2,664
   (a,d)1,424,202   Bank International Indonesia (Foreign)...........     1,230
     (d)1,998,000   Bank Negara Indonesia (Foreign)..................     1,273
       (d)456,500   Bimantara Citra (Foreign)........................       798
       (d)248,000   Gudang Garam (Foreign)...........................     1,040
     (a,d)309,000   Hanjaya Mandala Sampoerna (Foreign)..............     1,179
       (d)501,203   Indah Kiat Pulp & Paper (Foreign)................       294
     (a,d)226,800   Indofood Sukses Makmur (Foreign).................       522
     (a,d)476,000   Matahari Putra Prima (Foreign)...................       959
           99,000   Mayora Indah (Foreign)...........................        56
           41,000   Putra Surya Multidana (Foreign)..................        65
                                                                       --------
                                                                         10,080
                                                                       --------
  ISRAEL (2.1%)
       (a)112,600   Bank Hapoalim Ltd................................       234
                1   Elbit Medical Imaging Ltd........................        --
           37,500   Elbit Systems Ltd................................       448

--------------
          70
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------

  ISRAEL (CONT.)

              680   First International Bank of Israel Ltd. '1'......  $     98
              893   First International Bank of Israel Ltd. '5'......       688
            8,600   Koor Industries Ltd..............................       761
           16,500   Koor Industries Ltd. ADR.........................       291
           91,800   Osem Investment Ltd..............................       487
          467,800   Super Sol Ltd....................................     1,501
                                                                       --------
                                                                          4,508
                                                                       --------
  KOREA (6.0%)
           37,900   Cho Hung Bank Co., Ltd. GDR......................       275
           15,195   Cho Hung Bank Co., Ltd. (Foreign)................       101
        (a)19,760   Hansol Paper Co..................................       501
           (a)657   Hanwha Chemical Corp.............................         5
      (a,d)47,810   Housing & Commercial Bank, Korea.................       892
        (a)30,592   Hyundai Engineering & Construction Co.
                      (Foreign)......................................       785
      (a,d)31,292   Kookmin Bank.....................................       577
        (a)37,775   Kookmin Bank GDR.................................       798
           45,097   Korea Electric Power Corp........................     1,346
           25,600   Korea Exchange Bank..............................       169
           13,920   LG Information & Communication Ltd...............     1,724
           11,070   Pohang Iron & Steel Co., Ltd. ADR................       354
        (d)10,026   Pohang Iron & Steel Co., Ltd.....................     1,027
      (a,e)16,184   Samsung Electronics Co. GDS (New)................       908
        (d)23,691   Samsung Electronics Co. (Foreign)................     2,652
        (d)49,945   Shinhan Bank Co., Ltd. (Foreign).................       724
                                                                       --------
                                                                         12,838
                                                                       --------
  MALAYSIA (1.1%)
          214,000   Commerce Asset Holdings Bhd......................       564
          125,000   Genting Bhd......................................       599
           52,000   Rashid Hussain Bhd...............................       330
          174,000   Resorts World Bhd................................       524
           45,000   United Engineers Bhd.............................       324
                                                                       --------
                                                                          2,341
                                                                       --------
  MEXICO (11.0%)
           44,710   Apasco...........................................       320
       (a)266,176   Banacci 'B'......................................       685
       (a)193,888   Banacci 'L'......................................       453
          600,692   Bancomer 'B'.....................................       290
      (a,e)93,470   Bancomer 'B' ADR.................................       911
          103,755   Carso 'A1'.......................................       723
           29,110   Carso ADR........................................       410
          293,969   Cemex CPO........................................     1,279
           63,369   Cemex CPO ADR....................................       550
           64,440   Cemex 'B'........................................       315
           87,780   Cemex 'B' ADR....................................       845
           15,004   Cifra 'A'........................................        28
          122,675   Cifra 'C'........................................       196
           15,226   Desc ADR.........................................       443
          851,140   FEMSA 'B'........................................     5,076
        (a)36,726   Gruma 'B'........................................       170
       (a,e)3,953   Gruma ADR........................................        73
          299,297   Kimberly 'A'.....................................     1,200
          107,474   Maseca 'B'.......................................       118
          125,040   Telemex 'L' ADR..................................     5,971
       (a)113,787   Televisa CPO GDR.................................     3,457
                                                                       --------
                                                                         23,513
                                                                       --------
                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  PAKISTAN (3.3%)
        1,042,000   Fauji Fertilizer Co., Ltd........................  $  2,049
       (a)453,400   Hub Power Co.....................................       459
       (a)181,500   Karachi Electric.................................        54
       (a)150,000   Nishat Mills Ltd.................................        74
           96,870   Pakistan State Oil Co., Ltd......................       780
        3,492,500   Pakistan Telecommunication Co....................     2,657
     (a)1,300,850   Sui Northern Gas Pipelines.......................     1,022
                                                                       --------
                                                                          7,095
                                                                       --------
  PERU (0.5%)
           39,045   Tele Peru 'B' ADR................................     1,022
                                                                       --------
  POLAND (1.5%)
        (a)16,340   Agros Holdings S.A. 'D'..........................       413
         (a)8,300   Bank of Handlowy W Warszawie S.A.................        88
           12,500   Bank Rozwoju Eksportu S.A........................       262
         (a)6,436   Bank Slaski S.A..................................       460
          223,822   Big Bank Inicjatyw...............................       269
           15,750   Debica S.A.......................................       324
            1,800   E. Wedel S.A.....................................        97
           77,100   Elektrim S.A.....................................       671
        (a)34,700   Exbud S.A........................................       350
           94,000   Polifarb Wroclaw S.A.............................       352
                                                                       --------
                                                                          3,286
                                                                       --------
  RUSSIA (7.6%)
    (a)11,618,000   Edinaya Energetiches.............................     4,205
        (a)23,900   Gazprom ADR......................................       396
     (a)1,622,000   Irkutskenergo....................................       552
       (a)110,000   Lukoil Holdings Co...............................     2,159
        (a)14,000   Lukoil Holdings Co. ADR..........................     1,105
     (a)1,377,000   Moscow Energy (Mosenergo)........................     1,929
       (a)354,200   Rostelekom.......................................     1,374
       (a,d,f)600   Storyfirst Communications........................     1,500
           42,000   Surgutneftegaz ADR...............................     2,248
         (a)6,000   Tatneft ADR......................................       639
                                                                       --------
                                                                         16,107
                                                                       --------
  SINGAPORE (0.4%)
       (a)223,200   Want Want Holdings...............................       741
                                                                       --------
  SOUTH AFRICA (7.1%)
           43,200   Amalgamated Banks of South Africa................       310
          110,800   Barlow Ltd.......................................     1,205
           33,502   Bidvest Group Ltd................................       258
           13,300   De Beers Centenary AG............................       491
            4,100   Dreifontein Consolidation Ltd....................        28
          146,500   Ellerine Holdings, Ltd...........................     1,043
          106,800   First National Bank Holdings, Ltd................       918
        (a)11,058   Foodcorp Limited.................................        84
          300,600   Gencor Ltd.......................................     1,385
          182,400   Illovo Sugar Ltd.................................       418
           98,600   Malbak Ltd.......................................       156
            2,454   New Clicks Holdings Ltd..........................         3
           90,000   Persetel Holdings Ltd............................       633
          246,000   Rembrandt Group Ltd..............................     2,624
          241,700   Reunert Ltd......................................       828
          349,100   Sasol Ltd........................................     4,578
           16,258   South African Druggists Ltd......................       136
                                                                       --------
                                                                         15,098
                                                                       --------

                                                         -----------------------
                                                                    71
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
  TAIWAN (4.0%)
       (a)254,000   Acer, Inc........................................  $    914
       (a)202,500   Asustek Computer, Inc............................     2,681
        (a)98,000   China Development Corp...........................       506
       (a)383,500   Compal Electronics, Inc..........................     1,517
          827,000   Far Eastern Textile, Ltd.........................     1,300
          153,690   Formosa Plastics Corp............................       370
       (a)203,740   Kuoyang Construction.............................       491
          203,000   Siliconware Precision Industries Co..............       686
                                                                       --------
                                                                          8,465
                                                                       --------
  THAILAND (4.8%)
           32,000   Advanced Information Services Co. Ltd............       279
          125,100   Advanced Information Services Co., Ltd.
                      (Foreign)......................................       893
          356,500   Bangkok Bank Co., Ltd. (Foreign).................     2,450
            5,000   Banpu Public Co., Ltd (Foreign)..................        73
           88,700   Central Pattana Public Co., Ltd..................       123
          127,000   Industrial Finance (Foreign).....................       162
        (a)19,000   Lanna Lignite Public Co., Ltd....................       134
            3,000   Lanna Lignite Public Co., Ltd (Foreign)..........        20
           95,000   National Finance & Securities Co.................        60
          183,000   National Finance & Securities Co., Ltd.
                      (Foreign)......................................       115
          201,700   National Petrochemical Public Co., Ltd...........       206
        (d)30,700   National Petrochemical Public Co., Ltd.
                      (Foreign)......................................        31
            5,000   Shinawatra Computer Co. Ltd......................        35
       (d)126,440   Shinawatra Computer Co., Ltd. (Foreign)..........       874
           15,550   Siam Cement Co., Ltd. (Foreign)..................       269
          324,800   Siam Commercial Bank Co. Ltd. (Foreign)..........     1,329
       (a)537,300   Thai Farmers Bank Public Co., Ltd (Foreign)......     2,282
           43,000   Tipco Asphalt Public Company Ltd.................       224
          141,000   United Communication Industry....................       582
         (d)9,000   United Communication Industry (Foreign)..........        37
                                                                       --------
                                                                         10,178
                                                                       --------
  TURKEY (4.1%)
        5,388,750   Arcelik A.S......................................       726
        5,306,500   Bossa Ticaret ve Sanayii Isletmeleri A.S.........       120
        1,545,750   Ege Biracilik Ve Malt Sanayii....................       359
        5,670,000   Erciyas Biracilik Ve Malt Sanayii................       678
       12,391,000   Eregli Demir Ve Celik Fabrikalari A.S............     2,065
        1,333,000   Guney Biraculik Ve Malt Sana.....................        75
    (a)53,109,383   Turkiye Garanti Bankasi..........................     2,002
     (a)4,075,000   Vestel Elektronik Sanayii ve Ticaret A.S.........       228
   (a)105,904,330   Yapi Ve Kredi Bankasi A.S........................     2,424
                                                                       --------
                                                                          8,677
                                                                       --------
  VENEZUELA (0.2%)
           75,000   C.A. La Electricidad de Caracas..................       120
            9,195   CANTV ADR........................................       397
                                                                       --------
                                                                            517
                                                                       --------
  ZIMBABWE (0.8%)
          550,450   Delta Corp.......................................       845
          339,900   Meikles Africa Ltd...............................       836
                                                                       --------
                                                                          1,681
                                                                       --------
TOTAL COMMON STOCKS (COST $160,489)..................................
                                                                        175,442
                                                                       --------
                                                                          VALUE
           SHARES                                                         (000)
-------------------------------------------------------------------------------
PREFERRED STOCKS (11.0%)
  BRAZIL (NON-VOTING STOCKS) (10.5%)
       41,968,584   Banco Bradesco...................................  $    423
  (a,d)11,156,000   Banco Nacional...................................         1
        4,609,099   Brahma...........................................     3,511
       65,899,110   CEMIG............................................     3,397
           31,430   CEMIG ADR........................................     1,582
     (a)3,780,500   CRT..............................................     5,689
        1,256,000   Coteminas........................................       490
        1,697,000   Eletrobras 'B'...................................     1,012
        1,948,200   Itaubanco........................................     1,091
       12,437,000   Lojas Arapua S.A.................................       202
        6,448,000   Lojas Renner S.A.................................       331
     (a)4,660,000   Pao de Acucar....................................       106
        8,858,000   Petrobras........................................     2,460
       11,381,390   Telebras.........................................     1,726
          734,661   Telesp...........................................       240
                                                                       --------
                                                                         22,261
                                                                       --------
  RUSSIA (0.5%)
       (a)450,000   Rostelekom.......................................     1,125
                                                                       --------
TOTAL PREFERRED STOCKS (COST $18,578)................................    23,386
                                                                       --------
INVESTMENT COMPANIES (1.4%)
  UNITED STATES (1.4%)
        (g)34,265   Morgan Stanley Africa Investment Fund, Inc.......       612
     (a,g)186,045   Morgan Stanley India Investment Fund, Inc........     2,407
                                                                       --------
TOTAL INVESTMENT COMPANIES (COST $2,379).............................     3,019
                                                                       --------

           NO. OF
           RIGHTS
-----------------

RIGHTS (0.0%)
  BRAZIL (0.0%)
     (a,d)130,370   CRT..............................................        30
                                                                       --------
  INDONESIA (0.0%)
     (a,d)451,083   Indah Kiat Pulp & Paper, expiring 7/11/02........        79
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)42,800   Commerce Asset Holdings Bhd., expiring 7/23/97...         3
            (a,d)   Rashid Hussain Bhd., expiring 12/31/02...........        --
                                                                       --------
TOTAL RIGHTS (COST $0)...............................................       112
                                                                       --------

           NO. OF
         WARRANTS
-----------------

WARRANTS (0.1%)
  INDONESIA (0.0%)
       (a)126,596   Bank International Indonesia, expiring 1/17/00...        49
      (a,d)80,192   Indah Kiat Pulp & Paper, expiring 7/11/02........        14
                                                                       --------
                                                                             63
                                                                       --------
  MALAYSIA (0.0%)
      (a,d)26,750   Commerce Asset Holdings Bhd., expiring 7/23/97...        --
                                                                       --------

--------------
          72
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

           NO. OF                                                         VALUE
         WARRANTS                                                         (000)
-------------------------------------------------------------------------------
  THAILAND (0.1%)
        (a)88,000   Thai Farmers Bank Public Co., Ltd, expiring
                      9/30/99........................................  $     26
       (a)102,487   Thai Farmers Bank Public Co., Ltd, expiring
                      9/15/02........................................        45
                                                                       --------
                                                                             71
                                                                       --------
TOTAL WARRANTS (COST $120)...........................................       134
                                                                       --------

             FACE
           AMOUNT
            (000)
-----------------

FOREIGN GOVERNMENT BONDS (0.4%)
  BULGARIA (0.4%)
$          (n)750   Bulgaria Front Loaded Interest Reduction Bond,
                      'A' 2.25%, 7/28/24.............................       428
              400   Bulgaria Discount Bonds, 'A' (Euro) 6.563%,
                      7/28/24........................................       295
                                                                       --------
TOTAL FOREIGN GOVERNMENT BONDS (COST $495)...........................       723
                                                                       --------
CONVERTIBLE DEBENTURE (0.1%)
  INDIA (0.0%)
           (a)120   Tata Iron & Steel Co. 2.25%, 4/1/99..............       112
                                                                       --------
  SOUTH AFRICA (0.1%)
        (a)14,600   Sasol 8.50%, 12/15/2099..........................       182
                                                                       --------
TOTAL CONVERTIBLE DEBENTURES (COST $306).............................       294
                                                                       --------
TOTAL FOREIGN SECURITIES (95.4%) (COST $182,367).....................   203,110
                                                                       --------
SHORT-TERM INVESTMENT (4.7%)
    REPURCHASE AGREEMENT (4.7%)
            9,936   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                      7/1/97, to be repurchased at $9,938,
                      collateralized by $10,520 U.S. Treasury Bonds,
                      5.625%, due 2/15/06, value at $10,108 (COST
                      $9,936)........................................     9,936
                                                                       --------
TOTAL INVESTMENT IN SECURITIES (100.1%) (COST $192,303)..............   213,046
                                                                       --------


           AMOUNT                                                         VALUE
            (000)                                                         (000)
-------------------------------------------------------------------------------

FOREIGN CURRENCY (1.6%)
ARP         14      Argentine Peso...................................  $     14
BRL        745      Brazilian Real...................................       692
COP       7,025     Colombian Peso...................................         6
EGP          6      Egyptian Pound...................................         2
HKD        356      Hong Kong Dollar.................................        46
INR      60,094     Indian Rupee.....................................     1,679
IDR     147,154     Indonesian Rupiah................................        61
MYR        27       Malaysian Ringgit................................        11
MXP        245      Mexican Peso.....................................        31
PHP        343      Philippine Peso..................................        13
PLZ        954      Polish Zloty.....................................       290
ZAR          4      South African Rand...............................         1
KRW     91,547      South Korean Won.................................       103
TWD      9,787      Taiwan Dollar....................................       352
THB      4,960      Thai Baht........................................       191
TRL   2,088,265     Turkish Lira.....................................        14
VEB     12,177      Venezuelan Bolivar...............................        25
                                                                       --------
TOTAL FOREIGN CURRENCY (COST $3,537).................................     3,531
                                                                       --------
TOTAL INVESTMENTS (101.7%) (COST $195,840)...........................   216,577
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)........................    (3,631)
                                                                       --------
NET ASSETS (100%)....................................................  $212,946
                                                                       --------
                                                                       --------

---------------

(a)   --  Non-income producing.
(d)   --  Securities valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $1,500 or 0.70% of net assets (Total cost $1,500).
(g)   --  The Fund is advised by an affiliate.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity.
ADR   --  American Depositary Receipt
CPO   --  Certificate of Participation
GDR   --  Global Depositary Receipt
GDS   --  Global Depositary Shares

                                                         -----------------------
                                                                    73
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                            IN EXCHANGE
 TO DELIVER     VALUE    SETTLEMENT       FOR         VALUE     NET UNREALIZED
   (000)        (000)       DATE         (000)        (000)    GAIN (LOSS) (000)
------------  ---------  -----------  ------------  ---------  -----------------
$       344   $     344      7/1/97     ZAR  1,552  $     342      $      (2)
$       182         182      7/1/97      ZAR   823        181             (1)
$       303         303      7/2/97     THB  7,841        303             --
THB 10,728          407     8/18/97   $        400        400             (7)
THB 50,782        1,925     8/18/97   $      1,900      1,900            (25)
$       925         925     8/19/97   THB 24,929          945             20
THB 54,917        2,081     8/19/97   $      2,040      2,040            (41)
THB 42,767        1,602     9/16/97   $      1,613      1,613             11
THB 76,873        2,881     9/16/97   $      2,897      2,897             16
              ---------                             ---------          -----
              $  10,650                             $  10,621      $     (29)
              ---------                             ---------          -----
              ---------                             ---------          -----

---------------

THB   --  Thai Baht
ZAR   --  South African Rand

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                 VALUE     PERCENT OF
INDUSTRY                                                                         (000)     NET ASSETS
-----------------------------------------------------------------------------  ---------  -------------
Consumer Goods...............................................................  $  41,477         19.4%
Services.....................................................................     40,458         19.0
Finance......................................................................     35,032         16.5
Energy.......................................................................     25,925         12.2
Multi-Industry...............................................................     20,185          9.5
Materials....................................................................     20,033          9.4
Capital Equipment............................................................     19,249          9.0
Foreign Government Bonds.....................................................        723          0.4
Gold Mines...................................................................         28          0.0
                                                                               ---------          ---
                                                                               $ 203,110         95.4%
                                                                               ---------          ---
                                                                               ---------          ---

--------------
          74
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (94.9%)
  CAPITAL GOODS (13.1%)
    AEROSPACE & DEFENSE (13.1%)
17,500......   Boeing Co........................................  $    929
(a)11,000...   Litton Industries, Inc...........................       532
10,400......   McDonnell Douglas Corp...........................       712
21,700......   Textron, Inc.....................................     1,440
14,100......   Thiokol Corp.....................................       987
49,600......   United Technologies Corp.........................     4,117
                                                                  --------
                                                                     8,717
                                                                  --------
  CONSUMER--CYCLICAL (31.8%)
    BROADCAST--RADIO & TELEVISION (1.9%)
(a)20,400...   Clear Channel Communications, Inc................     1,255
                                                                  --------
    FOOD SERVICE & LODGING (20.7%)
34,200......   Cracker Barrel Old Country Store, Inc............       907
(a)212,700..   HFS, Inc.........................................    12,337
10,500......   McDonald's Corp..................................       507
                                                                  --------
                                                                    13,751
                                                                  --------
    LEISURE RELATED (3.9%)
(a)61,500...   GTECH Holdings Corp..............................     1,983
34,700......   International Game Technology....................       616
                                                                  --------
                                                                     2,599
                                                                  --------
    PUBLISHING (2.8%)
(a)126,100..   K-III Communications Corp........................     1,513
6,700.......   Time Warner, Inc.................................       323
                                                                  --------
                                                                     1,836
                                                                  --------
    RETAIL--GENERAL (2.5%)
24,200......   Home Depot, Inc..................................     1,668
                                                                  --------
  TOTAL CONSUMER--CYCLICAL......................................    21,109
                                                                  --------
  CONSUMER--STAPLES (13.0%)
    BEVERAGES (3.9%)
113,700.....   Coca-Cola Enterprises, Inc.......................     2,615
                                                                  --------
    HEALTH CARE SUPPLIES & SERVICES (2.0%)
12,900......   AETNA, Inc.......................................     1,321
                                                                  --------
    TOBACCO (7.1%)
106,300.....   Philip Morris Cos., Inc..........................     4,717
                                                                  --------
  TOTAL CONSUMER--STAPLES.......................................     8,653
                                                                  --------
  DIVERSIFIED (12.0%)
    DIVERSIFIED (12.0%)
17,000......   Allied Signal, Inc...............................     1,428
       (a)63   Berkshire Hathaway, Inc..........................     2,974
      27,000   ITT Industries, Inc..............................       695
      19,700   Loews Corp.......................................     1,972
      45,500   Viad Corp........................................       876
                                                                  --------
                                                                     7,945
                                                                  --------

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  ENERGY (1.3%)
    COAL, GAS, & OIL (1.3%)
   (a)11,000   Diamond Offshore Drilling, Inc...................  $    859
                                                                  --------
  FINANCE (19.4%)
    BANKING (7.0%)
      15,000   BankAmerica Corp.................................       968
       2,600   Chase Manhattan Corp.............................       252
      10,300   Citicorp.........................................     1,242
       8,133   Wells Fargo Co...................................     2,192
                                                                  --------
                                                                     4,654
                                                                  --------
    FINANCIAL SERVICES (4.4%)
      14,000   American Express Co..............................     1,043
       7,700   Franklin Resources, Inc..........................       559
      10,100   Student Loan Marketing Association...............     1,283
                                                                  --------
                                                                     2,885
                                                                  --------
    INSURANCE (8.0%)
      14,200   ACE Ltd..........................................     1,049
      21,700   CMAC Investment Corp.............................     1,036
   (a)14,800   CNA Financial Corp...............................     1,560
      13,100   MGIC Investment Corp.............................       628
       7,500   Progressive Corp.................................       653
      15,600   USF&G Corp.......................................       374
                                                                  --------
                                                                     5,300
                                                                  --------
  TOTAL FINANCE.................................................    12,839
                                                                  --------
  MATERIALS (1.0%)
    CHEMICALS (1.0%)
      11,000   Du Pont (EI) de Nemours Co.......................       692
                                                                  --------
  SERVICES (2.9%)
    BUSINESS SERVICES (1.0%)
       8,300   Xerox Corp.......................................       655
                                                                  --------
    TRANSPORTATION (1.9%)
    (a)6,900   AMR Corp.........................................       638
   (a)17,400   U.S. Airways Group Inc...........................       609
                                                                  --------
                                                                     1,247
                                                                  --------
  TOTAL SERVICES................................................     1,902
                                                                  --------
  TECHNOLOGY (0.4%)
    ELECTRONICS (0.4%)
       8,600   Watkins Johnson Co...............................       264
                                                                  --------
  TOTAL COMMON STOCKS (COST $59,265)............................    62,980
                                                                  --------

                                                         -----------------------
                                                                    75
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT (7.6%)
  REPURCHASE AGREEMENT (7.6%)
$      5,014   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $5,015,
                 collaterallized by $5,310 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $5,102 (COST
                 $5,014)........................................  $  5,014
                                                                  --------
TOTAL INVESTMENTS (102.5%) (COST $64,279).......................    67,994
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)...................    (1,681)
                                                                  --------
NET ASSETS (100%)...............................................  $ 66,313
                                                                  --------
                                                                  --------

---------------

(a)   --  Non-income producing.

SECURITIES SOLD SHORT (NOTE A-6)

                                                                 VALUE
  SHARES                                                         (000)
-----------                                                    ---------
    98,300   CUC International, Inc. (TOTAL PROCEEDS $2,301)   $   2,537
                                                               ---------
                                                               ---------

--------------
          76
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------

COMMON STOCKS (86.9%)
  APARTMENT (19.7%)
     2,500   Amli Residential Properties Trust REIT...........  $    59
    13,700   Associated Estates Realty Corp. REIT.............      322
    21,500   Avalon Properties, Inc. REIT.....................      615
    20,200   Bay Apartment Communities, Inc. REIT.............      747
     1,500   Columbus Realty Trust REIT.......................       34
    26,700   Essex Property Trust, Inc. REIT..................      858
    13,400   Gables Residential Trust REIT....................      338
    18,800   Merry Land & Investment Co., Inc. REIT...........      408
    15,900   Oasis Residential, Inc. REIT.....................      374
    18,900   Security Capital Atlantic, Inc...................      452
     2,600   Summit Properties, Inc. REIT.....................       54
 (a)47,451   Wellsford Properties Inc.........................      522
                                                                -------
                                                                  4,783
                                                                -------
  HEALTHCARE (9.7%)
     6,900   Alexandria Real Estate Equities, Inc. REIT.......      151
 (a)15,600   ARV Assisted Living, Inc.........................      172
     7,500   Health Care Property Investors, Inc. REIT........      264
     1,600   LTC Properties, Inc..............................       29
    43,200   Nationwide Health Properties, Inc................      950
    24,000   Omega Healthcare Investors, Inc..................      785
                                                                -------
                                                                  2,351
                                                                -------
  LAND (1.9%)
    45,424   Atlantic Gulf Communities Corp...................      289
  (a)9,700   Catellus Development Corp........................      176
                                                                -------
                                                                    465
                                                                -------
  LODGING/LEISURE (12.5%)
    44,500   American General Hospitality Corp................    1,101
 (a)26,100   Extended Stay of America, Inc....................      411
 (a)24,500   Host Marriott Corp...............................      437
 (a)31,700   John Q. Hammons Hotels, Inc......................      293
 (a)15,400   Servico, Inc.....................................      229
    13,300   Starwood Lodging Trust REIT......................      568
                                                                -------
                                                                  3,039
                                                                -------
  MANUFACTURED HOMES (6.6%)
    41,148   Chateau Properties, Inc. REIT....................    1,178
    18,100   Manufactured Home Communities, Inc. REIT.........      417
                                                                -------
                                                                  1,595
                                                                -------
  OFFICE & INDUSTRIAL (20.7%)
    INDUSTRIAL (3.3%)
     2,750   EastGroup Properties, Inc. REIT..................       55
     8,800   Meridian Industrial Trust REIT...................      207
    25,000   Pacific Gulf Properties, Inc. REIT...............      550
                                                                -------
                                                                    812
                                                                -------
    OFFICE (16.1%)
    20,400   Arden Realty Group, Inc..........................      530
    14,500   Beacon Properties Corp. REIT.....................      484
     6,400   Boston Properties, Inc...........................      176
    39,466   Brandywine Realty Trust REIT.....................      799
       500   Brookfield Properties Corp.......................        6
 (a)19,900   Brookfield Properties Corp. Installment
               Receipts.......................................      139
    15,600   CarrAmerica Realty Corp. REIT....................      449
    10,400   Cornerstone Properties, Inc. REIT................      160
    24,400   Great Lakes REIT, Inc............................      401

                                                                  VALUE
    SHARES                                                        (000)
-----------------------------------------------------------------------
    10,600   Koger Equity, Inc................................  $   193
    27,216   Trizec Hahn Corp.................................      582
                                                                -------
                                                                  3,919
                                                                -------
    OFFICE & INDUSTRIAL (1.3%)
     6,400   Kilroy Realty Corp. REIT.........................      162
     6,200   Prentiss Properties Trust REIT...................      159
                                                                -------
                                                                    321
                                                                -------
TOTAL OFFICE & INDUSTRIAL.....................................    5,052
                                                                -------
RETAIL (14.5%)
    REGIONAL MALL (9.8%)
    44,100   First Union Real Estate Investments REIT.........      623
    30,200   Taubman Center, Inc. REIT........................      400
    25,700   Urban Shopping Centers, Inc. REIT................      819
    32,500   Westfield America, Inc. REIT.....................      548
                                                                -------
                                                                  2,390
                                                                -------
    SHOPPING CENTER (4.7%)
    11,300   Alexander Haagen Properties, Inc. REIT...........      184
    40,500   Burnham Pacific Property Trust REIT..............      557
     6,200   Federal Realty Investment Trust REIT.............      167
     2,700   IRT Property Co..................................       32
       900   Price, Inc. REIT.................................       33
       200   Ramco-Gershenson Properties Trust REIT...........        4
    11,900   Western Investment Real Estate Trust REIT........      165
                                                                -------
                                                                  1,142
                                                                -------
TOTAL RETAIL..................................................    3,532
                                                                -------
SELF STORAGE (1.3%)
    11,000   Shurgard Storage Centers, Inc. 'A' REIT..........      308
                                                                -------
TOTAL COMMON STOCKS (COST $19,346)............................   21,125
                                                                -------
PREFERRED STOCKS (1.0%)
    LAND (0.3%)
(d,f)8,207   Atlantic Gulf Communities Corp...................       82
                                                                -------
RETAIL (0.7%)
    SHOPPING CENTER (0.7%)
     5,500   First Washington Realty Trust, Inc. 'A'..........      168
                                                                -------
TOTAL PREFERRED STOCKS (COST $236)............................      250
                                                                -------

      FACE
    AMOUNT
     (000)
----------

CONVERTIBLE BONDS (0.5%)
  OFFICE (0.5%)
$      224   Brookfield Properties Corp. 6.00%, 2/14/07
               (COST $86).....................................      125
                                                                -------

    NO. OF
  WARRANTS
----------

WARRANTS (0.0%)
  LAND (0.0%)
(a,d)5,724   Atlantic Gulf Communities Class A, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class B, expiring
               6/23/04........................................       --
(a,d)5,724   Atlantic Gulf Communities Class C, expiring
               6/23/04........................................       --
                                                                -------
                                                                     --
                                                                -------
TOTAL WARRANTS (COST $0)......................................       --
                                                                -------

                                                         -----------------------
                                                                    77
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             U.S. REAL ESTATE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

      FACE
    AMOUNT                                                        VALUE
     (000)                                                        (000)
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT (2.7%)
  REPURCHASE AGREEMENT (2.7%)
$      665   Chase Securities Inc., 5.70%, dated 6/30/97, due
               7/1/97, to be repurchased at $665,
               collateralized by $705 U.S. Treasury Bonds,
               5.625%, due 2/15/06, valued at $677
               (COST $665)....................................  $   665
                                                                -------
TOTAL INVESTMENTS (91.1%) (COST $20,333)......................   22,165
OTHER ASSETS IN EXCESS OF LIABILITIES (8.9%)..................    2,151
                                                                -------
NET ASSETS (100%).............................................  $24,316
                                                                -------
                                                                -------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(f) -- Restricted as to public resale. Total value of restricted securities at June 30, 1997 was $82 or 0.34% of net assets. (Total cost $82)
REIT  --  Real Estate Investment Trust.

--------------
          78
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------

CORPORATE BONDS AND NOTES (64.2%)
  AEROSPACE & DEFENSE (2.8%)
$     (e)200   Jet Equipment Trust, Series 1994-C1,
                 11.79%, 6/15/13..............................  $   253
      (e)300   Jet Equipment Trust, Series 1995-D,
                 11.44%, 11/1/14..............................      374
                                                                -------
                                                                    627
                                                                -------
  BANKING (1.5%)
          95   First Nationwide Holdings 9.125%, 1/15/03......       98
         225   First Nationwide Holdings 10.625%, 10/1/03.....      247
                                                                -------
                                                                    345
                                                                -------
  BROADCAST -- RADIO & TELEVISION (8.1%)
         410   Cablevision Systems Corp. 9.875%, 5/15/06......      437
      (e)110   Comcast Cellular Corp. 9.50%, 5/1/07...........      111
      (n)170   Echostar Satellite Broadcast 0.00%, 3/15/04....      121
         200   Paramount Communications 8.25%, 8/1/22.........      191
         150   Rogers Cablesystems Ltd., 'B', 10.00%,
                 3/15/05......................................      162
          60   Rogers Communications, Inc. 9.125%, 1/15/06....       61
      (e)165   TV Azteca S.A. 10.50%, 2/15/07.................      169
         600   Viacom, Inc. 8.00%, 7/7/06.....................      584
                                                                -------
                                                                  1,836
                                                                -------
  BUSINESS SERVICES (0.8%)
      (e)205   Outdoor Systems 8.875%, 6/15/07................      199
                                                                -------
  CHEMICALS (1.4%)
         315   ISP Holdings, Inc., Series B 9.00%, 10/15/03...      326
                                                                -------
  COAL, GAS & OIL (1.1%)
         255   Snyder Oil Corp. 8.75%, 6/15/07................      254
                                                                -------
  COMPUTERS (2.0%)
         230   Advanced Micro Devices 11.00%, 8/1/03..........      257
         190   Digital Equipment Corp. 8.625%, 11/1/12........      189
                                                                -------
                                                                    446
                                                                -------
  CONSUMER STAPLES (1.4%)
         300   RJR Nabisco, Inc. 8.75%, 4/15/04...............      306
                                                                -------
  DIVERSIFIED (1.0%)
         225   Kmart Funding Corp. 8.80%, 7/1/10..............      223
                                                                -------
  ELECTRICAL EQUIPMENT (0.6%)
      (e)125   EES Coke Battery Co., Inc. 9.382%, 4/15/07.....      128
                                                                -------
  ENERGY (3.9%)
         240   Nuevo Energy Co. 9.50%, 4/15/06................      251
         325   Quezon Power Ltd., 8.86%, 6/15/17..............      325
    (e,n)130   Transamerican Energy 0.00%, 6/15/02............       93
         220   Vintage Petroleum 8.625%, 2/1/09...............      219
                                                                -------
                                                                    888
                                                                -------
  ENVIRONMENTAL CONTROLS (2.7%)
         103   Midland Cogeneration Ventures, Series C-91,
                 10.33%, 7/23/02..............................      109
      (n)450   Norcal Waste Systems, 'B', 13.00%, 11/15/05....      511
                                                                -------
                                                                    620
                                                                -------
  FINANCE (2.4%)
         140   Amersco Inc., Series 97-A, 10.00%, 3/15/04.....      144
         150   HMC Acquisition Properties,'B', 9.00%,
                 12/15/07.....................................      152

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
$      (e)75   Navistar Financial Corp. 9.00%, 6/1/02.........  $    77
      (e)170   Riggs Capital Trust II 8.875%, 3/15/27.........      173
                                                                -------
                                                                    546
                                                                -------
  FOOD SERVICE & LODGING (1.7%)
         200   Courtyard By Marriott 10.75%, 2/1/08...........      216
         150   Host Marriott Travel Plaza, 'B', 9.50%,
                 5/15/05......................................      157
                                                                -------
                                                                    373
                                                                -------
  FOREST PRODUCTS & PAPER (2.5%)
      (e)215   Asia Pulp & Paper Company Ltd. 12.00%,
                 12/29/49.....................................      220
         305   SD Warren Co.,'B', 12.00%, 12/15/04............      341
                                                                -------
                                                                    561
                                                                -------
  GAMING & LODGING (3.5%)
         445   Grand Casinos, Inc. 10.125%, 12/1/03...........      465
         320   Station Casinos Inc. 10.125%, 3/15/06..........      323
                                                                -------
                                                                    788
                                                                -------
  HEALTH CARE SUPPLIES & SERVICES (1.0%)
         220   Tenet Healthcare Corp. 8.625%, 1/15/07.........      224
                                                                -------
  INSURANCE (1.5%)
      (e)325   Anthem Insurance 9.00%, 4/1/27.................      335
                                                                -------
  MULTI--INDUSTRY (2.0%)
      (e)210   Multicanal S.A. 10.50%, 2/1/07.................      226
         200   TLC Beatrice International Holdings 11.50%,
                 10/1/05......................................      224
                                                                -------
                                                                    450
                                                                -------
  PACKAGING & CONTAINER (1.2%)
         250   Gaylord Container Corp. 11.50%, 5/15/01........      263
                                                                -------
  RETAIL--GENERAL (2.3%)
          95   Kmart Corp. 7.75%, 10/1/12.....................       87
         500   Southland Corp. 5.00%, 12/15/03................      425
                                                                -------
                                                                    512
                                                                -------
  TELECOMMUNICATIONS (17.6%)
      (n)495   Brooks Fiber Properties, Inc. 0.00%, 3/1/06....      337
      (n)375   Brooks Fiber Properties, Inc. 0.00%, 11/1/06...      244
      (n)185   Dial Call Communications 0.00%, 12/15/05.......      145
      (e)360   Globalstar LP/Capital 11.375%, 2/15/04.........      361
         175   IXC Communications, Inc., 'B', 12.50%,
                 10/1/05......................................      200
         100   Net Sat Servicos LTDA 12.75%, 8/5/04...........      109
      (n)910   Nextel Communications 0.00%, 8/15/04...........      696
      (n)400   Occidente Y Caribe 0.00%, 3/15/04..............      297
      (e)190   Qwest Communications International 10.875%,
                 4/1/07.......................................      207
    (e,n)645   TCI Satellite Entertainment 0.00%, 2/15/07.....      384
         420   Tele-Communications Inc. 9.25%, 1/15/23........      437
          25   Tele-Communications Inc. 8.75%, 2/15/23........       25
      (n)745   Teleport Communications 0.00%, 7/1/07..........      538
                                                                -------
                                                                  3,980
                                                                -------
  UTILITIES (1.2%)
         120   Cleveland Electric Illuminating 8.375%,
                 12/1/11......................................      121
         125   Midland Funding II, 'A', 11.75%, 7/23/05.......      145
                                                                -------
                                                                    266
                                                                -------
TOTAL CORPORATE BONDS AND NOTES (COST $13,984)................   14,496
                                                                -------

                                                         -----------------------
                                                                    79
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                HIGH YIELD FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

        FACE
      AMOUNT                                                      VALUE
       (000)                                                      (000)
-----------------------------------------------------------------------
ASSET BACKED SECURITIES (6.8%)
  AEROSPACE & DEFENSE (0.8%)
$        175   Aircraft Lease Portfolio Securitization Ltd.,
                 Series 1996-1, Class D, 12.75%, 6/15/06......  $   188
                                                                -------
  FINANCE (6.0%)
      (e)248   CA FM Lease Trust 8.50%, 7/15/17...............      254
    (e,h)323   DLJ Mortgage Acceptance Corp., Series 1996-CF2,
                 Class S, 1.64%, 11/12/21 IO..................       29
         150   DR Securitized Lease Trust, Series 1993-K1,
                 Class A2, 7.43%, 8/15/18.....................      125
         504   DR Securitized Lease Trust, Series 1994-K1,
                 Class A1, 7.60%, 8/15/07.....................      474
         100   DR Securitized Lease Trust, Series 1994-K1,
                 Class A2, 8.375%, 8/15/15....................       93
      (e)125   First Home Mortgage Acceptance Corp., Series
                 1996-B, Class C, 7.929%, 11/1/18.............      111
      (e)250   Long Beach Auto Trust 1997-1, Class B, 14.22%,
                 10/26/03.....................................      254
                                                                -------
                                                                  1,340
                                                                -------
TOTAL ASSET BACKED SECURITIES (COST $1,468)...................    1,528
                                                                -------
FOREIGN GOVERNMENT BONDS (7.6%)
  BONDS (7.3%)
      (h)350   Brazil Front Loaded Interest Reduction Bond,
                 Series 15, 4.50%, 4/15/09....................      274
      (n)625   Republic of Argentina 5.50%, 3/31/23...........      434
       (h)90   Republic of Argentina BOCON, Series 2, PIK,
                 5.375%, 9/1/02...............................      106
         245   Republic of Colombia 8.70%, 2/15/16............      249
      (h)500   Republic of Venezuela, Series W-A, 6.75%,
                 3/31/20......................................      394
      (h)250   United Mexican States Discount Bond, 'B',
                 6.25%, 12/31/19..............................      193
                                                                -------
                                                                  1,650
                                                                -------
  LOAN AGREEMENTS (0.3%)
       (v)75   Russia Interest Arrears Note, 12/31/99.........       57
                                                                -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,576)..................    1,707
                                                                -------

      SHARES
------------

CONVERTIBLE PREFERRED STOCK (1.2%)
  BROADCAST--RADIO & TELEVISION (1.2%)
       2,540   TCI Pacific Communications 5.00%, 7/31/06 (COST
                 $231)........................................      263
                                                                -------
PREFERRED STOCKS (4.7%)
  ENTERTAINMENT (3.7%)
         755   Time Warner, Inc., 'M', 10.25%.................      829
                                                                -------
  FINANCE (1.0%)
    (e)2,150   Sinclair Capital, 11.625%......................      228
                                                                -------
TOTAL PREFERRED STOCKS (COST $997)............................    1,057
                                                                -------

      NO. OF                                                      VALUE
    WARRANTS                                                      (000)
-----------------------------------------------------------------------

WARRANTS (0.0%)
  TELECOMMUNICATIONS (0.0%)
(a,d,e)1,600   Occidente Y Caribe, expiring 3/15/04 (COST
                 $0)..........................................  $    --
                                                                -------

      NO. OF
      RIGHTS
------------

RIGHTS (0.0%)
  FOREIGN GOVERNMENT (0.0%)
  (a,d)2,500   Republic of Venezuela, expiring 3/31/20........       --
(a,d)500,000   United Mexican States, expiring 12/31/19.......       --
                                                                -------
TOTAL RIGHTS (COST $0)........................................       --
                                                                -------

        FACE
      AMOUNT
       (000)
------------

SHORT-TERM INVESTMENTS (14.8%)
  COMMERCIAL PAPER (12.1%)
$        500   Case Equipment Loan Trust 5.58%, 8/7/97........      496
         500   Eiger Capital Corp. 5.54%, 7/15/97.............      499
         500   J.C. Penney Inc. 5.45%, 8/11/97................      497
         500   Monsanto Co. 5.60%, 7/8/97.....................      499
         500   Pacific Gas & Electric 5.57%, 8/1/97...........      498
         250   RR Donnelly & Sons Corp. 5.53%, 7/8/97.........      250
                                                                -------
                                                                  2,739
                                                                -------
  REPURCHASE AGREEMENT (2.7%)
         615   Chase Securities Inc., 5.70%, dated 6/30/97,
                 due 7/1/97, to be repurchased at $615,
                 collateralized by $655 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $629..........      615
                                                                -------
TOTAL SHORT-TERM INVESTMENTS (COST $3,354)....................    3,354
                                                                -------
TOTAL INVESTMENTS (99.3%) (COST $21,610)......................   22,405
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)..................      162
                                                                -------
NET ASSETS (100%).............................................  $22,567
                                                                -------
                                                                -------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
(e)   --  144A Security -- certain conditions for public sale may exist.
(h)   --  Variable/Floating rate securities -- rate disclosed is as of June 30,
          1997.
(n) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1997. Maturity date disclosed is the ultimate maturity date.
(v)   --  When-issued security -- see note A-9 to financial statements.
IO    --  Interest Only.
PIK   --  Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.

--------------
          80
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

COMMON STOCKS (90.1%)
  AUSTRALIA (3.0%)
      25,927   Amcor Ltd........................................  $   172
      28,800   Broken Hill Proprietary Co., Ltd.................      424
      14,100   Commonwealth Bank of Australia...................      170
       8,200   Lend Lease Corp. Ltd.............................      174
      11,600   National Australia Bank Ltd......................      166
      35,640   News Corp., Ltd..................................      171
      35,200   WMC Ltd..........................................      222
                                                                  -------
                                                                    1,499
                                                                  -------
  AUSTRIA (0.6%)
       3,300   Boehler-Uddeholm AG..............................      256
         380   Radex-Heraklith Industriebet AG..................       16
                                                                  -------
                                                                      272
                                                                  -------
  BELGIUM (0.5%)
       5,300   G.I.B. Holdings Ltd..............................      254
                                                                  -------
  DENMARK (1.3%)
       6,100   BG Bank A/S......................................      337
       5,740   Unidanmark A/S 'A' (Registered)..................      323
                                                                  -------
                                                                      660
                                                                  -------
  FINLAND (1.9%)
    (a)7,150   Amer-Yhtymae Oy..................................      129
       4,500   Huhtamaki Oy 'I'.................................      194
         550   Kone Oy 'B'......................................       66
      39,200   Merita Ltd. 'A'..................................      131
      25,000   Rautaruukki Oy...................................      262
       7,600   Valmet Oy........................................      131
                                                                  -------
                                                                      913
                                                                  -------
  FRANCE (6.4%)
       1,000   Alcatel Alsthom..................................      125
       3,100   Banque Nationale de Paris........................      128
         640   Bongrain S.A.....................................      250
       2,600   Cie de Saint Gobain..............................      379
       2,900   Elf Aquitaine S.A................................      313
       1,640   Eridania Beghin-Say S.A..........................      246
       1,900   Groupe Danone RFD................................      314
       4,400   Lafarge S.A......................................      274
       5,400   Legris Industries S.A............................      255
    (a)2,500   SGS-Thomson Microelectronics N.V.................      198
       3,900   Total S.A. 'B'...................................      394
      14,650   Usinor Sacilor...................................      264
                                                                  -------
                                                                    3,140
                                                                  -------
  GERMANY (7.1%)
       7,100   BASF AG..........................................      262
       6,600   Bayer AG.........................................      254
       1,240   Buderus AG.......................................      689
      15,500   Gerresheimer Glas AG.............................      260
      19,300   Lufthansa AG.....................................      371
         220   Mannesmann AG....................................       98
    (a)1,800   Metro AG.........................................      196
       5,600   Veba AG..........................................      316
         860   Viag AG..........................................      393
         870   Volkswagen AG....................................      660
                                                                  -------
                                                                    3,499
                                                                  -------

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
  HONG KONG (3.6%)
      35,000   Cheung Kong Holdings Ltd.........................  $   345
      45,000   China Resources Enterprises Ltd..................      221
      21,000   Dao Heng Bank Group Ltd..........................      115
      19,000   Henderson Land Development Co., Ltd..............      169
      10,000   Hong Kong & Shanghai Bank Holdings plc...........      301
      28,000   Hutchison Whampoa Ltd............................      242
      17,000   New World Development Co., Ltd...................      101
      31,000   Shanghai Industrial Holdings Ltd.................      193
       9,000   Sun Hung Kai Properties Ltd......................      108
                                                                  -------
                                                                    1,795
                                                                  -------
  ITALY (2.1%)
      34,000   Editoriale L'Expresso S.p.A......................      113
      22,300   Marzotto (Gaetano) & Figli S.p.A.................      187
   (a)25,300   Olivetti.........................................        7
      97,000   Sogefi S.p.A.....................................      245
      72,000   Stet Societa Finanziaria Telefonica S.p.A........      250
     125,000   Telecom Italia S.p.A.............................      248
                                                                  -------
                                                                    1,050
                                                                  -------
  JAPAN (28.0%)
      23,000   Amada Co., Ltd...................................      203
      31,000   Asahi Tec Corp...................................      151
      14,000   Canon, Inc.......................................      381
      10,000   Dai Nippon Printing Co., Ltd.....................      226
      40,000   Daicel Chemical Industries Ltd...................      155
      15,000   Daifuku Co., Ltd.................................      198
      20,000   Daikin Industries Ltd............................      182
       4,190   Family Mart......................................      206
      10,000   Fuji Machine Manufacturing Co....................      362
       9,000   Fuji Photo Film Ltd..............................      362
      15,000   Fujitec Co., Ltd.................................      178
      28,000   Fujitsu Ltd......................................      389
      50,000   Furukawa Electric................................      318
      10,000   Hitachi Credit Corp..............................      194
      38,000   Hitachi Ltd......................................      424
      13,000   Inabata & Co.....................................       89
      36,000   Kaneka Corp......................................      226
      10,000   Kurita Water Industries..........................      266
       4,700   Kyocera Ltd......................................      373
      18,000   Kyudenko Co., Ltd................................      152
       8,000   Lintec...........................................      146
      19,000   Matsushita Electric Industries Ltd...............      383
      50,000   Mitsubishi Chemical Corp.........................      163
      13,000   Mitsubishi Estate Co., Ltd.......................      188
      47,000   Mitsubishi Heavy Industries Ltd..................      361
      14,000   Mitsumi Electric Co., Ltd........................      334
       9,000   Murata Manufacturing Co., Ltd....................      358
      30,000   NEC Corp.........................................      419
      13,000   Nifco, Inc.......................................      136
       4,000   Nintendo Corp., Ltd..............................      335
       1,000   Nippon Pillar Packing............................        9
          39   Nippon Telegraph & Telephone Corp................      374
      27,000   Nissan Motor Co..................................      209
      12,000   Nissha Printing..................................      138
      30,000   Obayashi Corp....................................      201
      32,000   Ricoh Co., Ltd...................................      419
       7,000   Rinnai...........................................      150
       5,000   Sangetsu Co., Ltd................................      105
      13,000   Sankyo Co. Ltd...................................      437

                                                         -----------------------
                                                                    81
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

  JAPAN (CONT.)

      25,000   Sanwa Shutter....................................  $   227
      15,000   Sekisui Chemical Co..............................      152
      20,000   Sekisui House Ltd................................      202
       3,000   Shimamura Co., Ltd...............................      107
       5,600   Sony Corp........................................      488
      12,000   Sumitomo Marine & Fire Insurance Co..............       98
      18,000   Suzuki Motor Co., Ltd............................      228
      44,000   Taisei Corp., Ltd................................      204
       6,000   TDK Corp.........................................      440
       8,500   Tokyo Electron Ltd...............................      407
      56,000   Toshiba Corp.....................................      360
      13,000   Toyota Motor Corp................................      383
      24,000   Tsubakimoto Chain................................      147
       8,000   Yamaha Corp......................................      147
      12,000   Yamanuchi Pharmaceutical Co......................      323
                                                                  -------
                                                                   13,813
                                                                  -------
  MALAYSIA (1.9%)
      73,000   Berjaya Group Bhd................................       90
      16,000   Berjaya Sports Toto Bhd..........................       75
      16,000   Commerce Asset Holding Bhd.......................       42
       2,000   Dialog Group Bhd.................................       29
       5,000   Edaran Otomobil Nasional Bhd.....................       43
       6,000   Genting Bhd......................................       29
       4,000   Lityan Holdings Bhd..............................       49
      17,000   Magnum Corp. Bhd.................................       26
      13,000   Malayan Banking Bhd..............................      136
      17,000   Malaysian Resources Corp. Bhd....................       47
      16,000   Rashid Hussain Bhd...............................      101
       9,000   Resorts World Bhd................................       27
      40,000   Sime Darby Bhd...................................      133
      14,000   United Engineers Ltd.............................      101
                                                                  -------
                                                                      928
                                                                  -------
  NETHERLANDS (4.6%)
      13,600   ABN Amro Holding N.V.............................      253
       2,900   Akzo Nobel N.V...................................      398
       8,300   ING Groep N.V....................................      383
       4,200   KLM Royal Dutch Airlines N.V.....................      130
       2,400   Koninklijke Bijenkorf Beheer.....................      168
       4,700   Koninklijke Van Ommeren N.V......................      183
      12,700   N.V. Koninklijke KNP BT..........................      289
       6,500   Phillips Electronics N.V.........................      466
                                                                  -------
                                                                    2,270
                                                                  -------
  NEW ZEALAND (0.2%)
       1,840   Fletcher Challenge Forest........................        3
      46,000   Fletcher Challenge Paper.........................      113
                                                                  -------
                                                                      116
                                                                  -------
  NORWAY (1.2%)
      24,300   Den Norske Bank ASA..............................       95
      25,400   Saga Petroleum ASA 'B'...........................      444
   (a)11,800   Storebrand ASA...................................       70
                                                                  -------
                                                                      609
                                                                  -------
  SINGAPORE (1.9%)
      18,000   Datacraft Asia Ltd...............................       57
       6,000   Development Bank of Singapore Ltd. (Foreign).....       76
      52,000   Electronic Resources Ltd.........................       82
                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------
      44,000   NatSteel Ltd.....................................  $   112
       7,600   Oversea-Chinese Banking Corp., Ltd. (Foreign)....       79
   (a)34,000   Pacific Century Regional Development.............       47
      10,000   Parkway Holdings Ltd.............................       45
      58,000   SM Summit Holdings Ltd...........................       44
       5,000   Singapore Press Holdings (Foreign)...............      101
      71,000   Super Coffeemix Manufacturing Ltd................       59
       8,000   United Overseas Bank Ltd. (Foreign)..............       82
   (a)19,200   Want Want Holdings...............................       64
      22,000   Wing Tai Holdings Ltd............................       63
                                                                  -------
                                                                      911
                                                                  -------
  SPAIN (2.9%)
       3,900   Banco Bilbao Vizcaya.............................      317
      25,100   Iberdrola S.A....................................      317
      13,400   Telefonica de Espana S.A.........................      388
      34,400   Uralita S.A......................................      384
                                                                  -------
                                                                    1,406
                                                                  -------
  SWEDEN (3.3%)
       5,500   Esselte AB 'B'...................................      129
      12,200   Nordbanken AB....................................      410
       3,900   Pharmacia & Upjohn, Inc. Depositary Shares.......      132
       6,400   S.K.F. AB 'B'....................................      166
       5,300   Skandia Forsakrings AB...........................      195
       9,000   Sparbanken Sverige AB 'A'........................      200
      10,100   Spectra-Physics AB 'A'...........................      182
       6,400   Svenska Handelsbanken 'A'........................      205
                                                                  -------
                                                                    1,619
                                                                  -------
  SWITZERLAND (7.1%)
       (a)65   Ascom Holding AG (Bearer)........................       91
      (a)110   Baloise Holdings Ltd.............................      262
         190   Bobst AG (Bearer)................................      323
         880   Forbo Holding AG (Registered)....................      380
         410   Holderbank Financiere Glaris AG, 'B' (Bearer)....      387
         390   Nestle S.A. (Registered).........................      514
         163   Novartis AG (Registered).........................      261
       1,080   Oerlikon-Buehrle Holding AG (Registered).........      127
          80   Schindler Holding AG (Participating
                 Certificates)..................................      100
          85   Schindler Holding AG (Registered)................      109
         140   Schweizerische Industrie-Gesellschaft Holding AG
                 (Registered)...................................      208
         550   Sulzer AG (Registered)...........................      471
         790   Valora Holding AG (Registered)...................      168
         270   Zuerich Versicherungs-Gesellschaft Holdings
                 (Registered)...................................      107
                                                                  -------
                                                                    3,508
                                                                  -------
  UNITED KINGDOM (12.5%)
      30,400   Associated British Foods plc.....................      262
      29,061   BAT Industries plc...............................      260
      19,600   Bank of Scotland.................................      126
      26,500   Bass plc.........................................      324
      32,500   BG plc...........................................      119
      37,400   British Telecommunications plc...................      278
      23,050   Burmah Castrol plc...............................      390
      55,122   Christian Salvesen plc...........................      259
      64,400   Courtaulds Textiles plc..........................      329
      46,000   Grand Metropolitan plc...........................      443
      61,300   Imperial Tobacco Group plc.......................      394

--------------
          82
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

                                                                    VALUE
      SHARES                                                        (000)
-------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)

      38,300   John Mowlem & Co. plc............................  $    79
      66,300   Kwik Save Group plc..............................      334
      12,700   Peninsular & Oriental Steam Navigation Co........      126
       5,400   Premier Farnell plc..............................       42
      32,600   Racal Electronics plc............................      130
      31,068   Reckitt & Coleman plc............................      464
      44,097   Royal & Sun Alliance Insurance Group plc.........      326
      32,700   Scottish Hydro-Electric plc......................      226
      13,600   Southern Electric plc............................      100
      52,850   Tate & Lyle plc..................................      393
      15,900   Unilever plc.....................................      455
      68,600   WPP Group plc....................................      280
                                                                  -------
                                                                    6,139
                                                                  -------
TOTAL COMMON STOCKS (COST $40,461)..............................   44,401
                                                                  -------
PREFERRED STOCKS (1.4%)
  GERMANY (1.4%)
         725   Dyckerhoff AG....................................      263
       3,200   Hornbach Holding AG..............................      267
         340   Suedzucker AG....................................      182
                                                                  -------
TOTAL PREFERRED STOCKS (COST $610)..............................      712
                                                                  -------

      NO. OF
      RIGHTS
------------

RIGHTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)5,600   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
                                                                  -------
  SINGAPORE (0.0%)
 (a,d)26,000   Electronic Resources Ltd., expiring 7/21/97......       17
                                                                  -------
  SWITZERLAND (0.0%)
    (a,d)330   Sulzer Media, expiring 7/17/97...................       --
                                                                  -------
TOTAL RIGHTS (COST $0)..........................................       17
                                                                  -------

      NO. OF
    WARRANTS
------------

WARRANTS (0.0%)
  MALAYSIA (0.0%)
  (a,d)3,500   Commerce Asset Holdings Bhd., expiring 7/23/97...       --
  (a,d)2,285   Rashid Hussain Bhd., expiring 12/31/02...........       --
                                                                  -------
TOTAL WARRANTS (COST $0)........................................       --
                                                                  -------
TOTAL FOREIGN SECURITIES (91.5%) (COST $41,071).................   45,130
                                                                  -------

        FACE
      AMOUNT                                                        VALUE
       (000)                                                        (000)
-------------------------------------------------------------------------

SHORT-TERM INVESTMENT (17.5%)
  REPURCHASE AGREEMENT (17.5%)
$      8,624   Chase Securities, Inc., 5.70%, dated 6/30/97, due
                 7/1/97, to be repurchased at $8,625,
                 collateralized by $9,130 U.S. Treasury Bonds,
                 5.625%, due 2/15/06, valued at $8,772 (COST
                 $8,624)........................................  $ 8,624
                                                                  -------
TOTAL INVESTMENTS IN SECURITIES (109%) (COST $49,695)...........   53,754
                                                                  -------
FOREIGN CURRENCY (0.3%)
   ATS    19   Austrian Schilling...............................        2
   BEF   727   Belgian Franc....................................       20
   FRF   564   French Franc.....................................       96
  ITL 10,064   Italian Lira.....................................        6
  JPY  3,355   Japanese Yen.....................................       29
    MYR    3   Malaysian Ringgit................................        1
  ESP  1,299   Spanish Peseta...................................        9
                                                                  -------
TOTAL FOREIGN CURRENCY (COST $164)..............................      163
                                                                  -------
TOTAL INVESTMENTS (109.3%) (COST $49,859).......................   53,917
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)...................   (4,585)
                                                                  -------
NET ASSETS (100%)...............................................  $49,332
                                                                  -------
                                                                  -------

---------------

(a)   --  Non-income producing.
(d)   --  Security valued at fair value -- see note A-1 to financial statements.
RFD   --  Ranked for Dividend.

                                                         -----------------------
                                                                    83
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           INTERNATIONAL MAGNUM FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at June 30, 1997, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                            IN EXCHANGE
TO DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
   (000)       (000)       DATE         (000)       (000)    GAIN (LOSS) (000)
-----------  ---------  -----------  -----------  ---------  -----------------
$        45  $      45     7/02/97     GBP   27   $      45      $      --
  CHF   117         80     8/18/97    $      80          80             --
 CHF  1,203        828     8/18/97    $     846         846             18
  FRF   325         56     8/18/97    $      56          56             --
 NLG  1,442        738     8/18/97    $     758         758             20
$       200        200     8/18/97     CHF  285         197             (3)
$       250        250     8/18/97     NLG  484         248             (2)
JPY 364,376      3,207     8/25/97    $   3,260       3,260             53
 BEF  4,100        115     8/29/97    $     116         116              1
  DEM 1,101        634     8/29/97    $     643         643              9
  DEM   814        469     8/29/97    $     475         475              6
$        70         70     8/29/97    BEF 2,481          69             (1)
$       300        300     8/29/97     DEM  515         297             (3)
 FRF  4,501        770     9/15/97    $     794         794             24
$       200        200     9/15/97    FRF 1,158         198             (2)
             ---------                            ---------          -----
             $   7,962                            $   8,082      $     120
             ---------                            ---------          -----
             ---------                            ---------          -----

---------------

BEF   --  Belgian Franc
GBP   --  British Pound
DEM   --  Deutsche Mark
FRF   --  French Franc
JPY   --  Japanese Yen
NLG   --  Netherlands Guilder
CHF   --  Swiss Franc

--------------------------------------------------------------------------------

      SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                                  VALUE     PERCENT OF
INDUSTRY                                                                          (000)     NET ASSETS
------------------------------------------------------------------------------  ---------  -------------
Capital Equipment.............................................................  $  13,097         26.5%
Consumer Goods................................................................     10,089         20.5
Finance.......................................................................      6,784         13.8
Materials.....................................................................      5,300         10.7
Services......................................................................      4,739          9.6
Energy........................................................................      2,871          5.8
Multi-Industry................................................................      2,027          4.1
Gold Mines....................................................................        223          0.5
                                                                                ---------          ---
                                                                                $  45,130         91.5%
                                                                                ---------          ---
                                                                                ---------          ---

--------------
          84
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (87.0%)
  FEDERAL HOME LOAN BANK DISCOUNT NOTES (15.7%)
$   5,000   5.42%, 8/14/97...................................  $   4,967
   10,000   5.56%, 9/2/97....................................      9,903
                                                               ---------
                                                                  14,870
                                                               ---------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (25.2%)
   10,000   5.42%, 7/21/97...................................      9,970
    5,000   5.44%, 8/1/97....................................      4,977
    4,000   5.53%, 8/5/97....................................      3,978
    5,000   5.43%, 8/6/97....................................      4,973
                                                               ---------
                                                                  23,898
                                                               ---------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (46.1%)
  DISCOUNT NOTES (40.8%)
    5,000   5.53%, 7/2/97....................................      4,999
   10,000   5.52%, 7/18/97...................................      9,974
    4,500   5.41%, 7/24/97...................................      4,484
    5,000   5.53%, 8/11/97...................................      4,968
    4,500   5.42%, 8/28/97...................................      4,461
   10,000   5.59%, 10/20/97..................................      9,828
                                                               ---------
                                                                  38,714
                                                               ---------
  DEBENTURE (5.3%)
    5,000   5.69%, Series 97 AD, 11/13/97....................      5,000
                                                               ---------
TOTAL AGENCY OBLIGATIONS (COST $82,482)......................     82,482
                                                               ---------
REPURCHASE AGREEMENT (13.2%)
   12,495   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $12,497, collateralized by
              $12,450 U.S. Treasury Bonds, 6.875%, due
              8/15/25 valued at $12,830 (COST $12,495).......     12,495
                                                               ---------
TOTAL INVESTMENTS (100.2%) (COST $94,977)....................     94,977
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)................       (209)
                                                               ---------
NET ASSETS (100%)............................................  $  94,768
                                                               ---------
                                                               ---------

                                                         -----------------------
                                                                    85
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

AGENCY OBLIGATIONS (2.2%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES
  (2.2%)
$   3,000   5.98%, 4/8/98 (COST $2,995)......................  $  2,995
                                                               ---------
CERTFICATES OF DEPOSIT (22.0%)
  BANKS (22.0%)
    5,000   ABN-AMRO Bank (NY), Yankee, 6.12%, 7/14/97.......     5,000
    2,500   ANZ (Delaware), Inc. 5.88%, 10/28/97.............     2,500
    5,000   Credit Suisse (First Boston) 6.25%, 4/8/98.......     5,000
    5,000   Deutsche Bank AG, Yankee, 5.85%, 3/13/98.........     5,000
    2,500   Natwest plc, Yankee, 5.89%, 10/2/97..............     2,500
    5,000   Rabobank Nederland, Yankee, 6.20%, 4/10/98.......     4,998
    3,000   Societe Generale Bank 6.16%, 9/8/97..............     3,000
    2,500   Sun Trust Banks 5.85%, 10/22/97..................     2,500
                                                               ---------
TOTAL CERTIFICATES OF DEPOSITS (COST $30,498)................    30,498
                                                               ---------
COMMERCIAL PAPER (41.8%)
  AUTOMOBILES (3.6%)
    5,000   Daimler-Benz AG 5.42%, 8/4/97....................     4,974
                                                               ---------
  FINANCE (31.0%)
   10,000   Asset Backed Capital Finance 5.66%, 7/22/97......     9,967
    6,000   Asset Securitization Corp. 5.63%, 7/1/97.........     6,000
    6,000   CIT Group Holdings, Inc. 5.54%, 7/28/97..........     5,975
    6,000   John Deere Capital Inc. 5.58%, 7/3/97............     5,998
   10,000   Norwest Financial, Inc. 5.60%, 7/1/97............    10,000
    5,000   UBS Finance (Delaware) 6.20%, 7/1/97.............     5,000
                                                               ---------
                                                                 42,940
                                                               ---------

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------
  SERVICES (7.2%)
$  10,000   Dun & Bradstreet Corp. 5.67%, 7/29/97............  $  9,956
                                                               ---------
TOTAL COMMERCIAL PAPER (COST $57,870)........................    57,870
                                                               ---------
VARIABLE RATE OBLIGATIONS (21.7%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (10.8%)
(h)15,000   Federal Home Loan Mortgage 5.36%, 9/2/97.........    15,000
                                                               ---------
  STUDENT LOAN MARKETING ASSOCIATION (10.9%)
(h)15,000   Student Loan Marketing Association 5.42%,
              10/30/97.......................................    15,002
                                                               ---------
TOTAL VARIABLE RATE OBLIGATIONS (COST $30,002)...............    30,002
                                                               ---------
REPURCHASE AGREEMENT (11.8%)
   16,375   Goldman Sachs, 5.82%, dated 6/30/97, due 7/1/97,
              to be repurchased at $16,378, collateralized by
              $16,378 U.S. Treasury Bonds, 11.625%, due
              11/15/04 valued at $16,815 (COST $16,375)......    16,375
                                                               ---------
TOTAL INVESTMENTS (99.5%) (COST $137,740)....................   137,740
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%).................       682
                                                               ---------
NET ASSETS (100%)............................................  $138,422
                                                               ---------
                                                               ---------

---------------

(h) -- Variable or floating rate security -- rate disclosed is as of June 30, 1997.

--------------
          86
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $ 194,300  $ 9,546  $354,498  $ 83,754  $195,658  $119,718  $ 213,046  $   67,994  $22,165
  Foreign Currency                           494        3     3,217        --        --       147      3,531          --       --
  Cash                                         9      679        --        --       127     1,438      1,164         271      258
  Receivable for:
    Investments Sold                      10,009      132     4,268       426       368     3,757      2,785       1,932      992
    Securities Sold Short                     --       --        --        --        --        --         --       2,301       --
    Fund Shares Sold                       1,974       63       549     2,286     2,176     2,859      1,280       1,315      988
    Dividends                                416       --       245        91        48       297        674          54       87
    Interest                                   2      214        --        --     3,968         1         21           1        3
    Security Lending Income                    8       --        --        --        --        --         --          --       --
    Foreign Withholding Tax Reclaim           53        3        21        --        --        --          1          --       --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts              305       --        --        --        --        --         --          --       --
  Deferred Organizational Costs                6        6         5         5         6         7          6          37       21
  Due from Broker                             --       --        --        --        --        --         --       1,155       --
  Receivable from Investment Adviser          --        3        --        --        --        --         --          --       --
  Securities, at Value, Held as
    Collateral for Securities Loaned      29,822       --        --        --        --        --         --          --       --
  Other                                        3       --        26        --        64        --         --          --       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
    Total Assets                         237,401   10,649   362,829    86,562   202,415   128,224    222,508      75,060   24,514
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
LIABILITIES:
  Payable for:
    Investments Purchased                 15,821       --     6,159     2,881     3,750     8,067      3,812       5,303      103
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                    --       --        --        --        --        --         --       2,537       --
    Fund Shares Redeemed                   1,091        6     1,760     1,053     1,354       367      4,210         684        1
    Bank Overdraft                             9       --       316       284        --       298         --          --       --
    Dividends Declared                        --       --        --        --        --        --         --          --       --
    Investment Advisory Fees                 337       --       862        96       327       176        472          85       20
    Administrative Fees                       43        3        73        16        40        28         50          13        5
    Custody Fees                              75        6       179         8        57        82        265          12       17
    Professional Fees                         45       27        91        27        49        31         61          22       22
    Distribution Fees                        211        9       365        77       227        73        201          70       20
    Shareholder Reporting Expenses            55        4       151        29        47        12         47          14        7
    Directors' Fees and Expenses               5        1        16         2         5         1          5          --        1
    Securities Lending Expense                18       --        --        --        --        --         --          --       --
    Filing and Registration Fees               4       --        --         2        12        11          4           6        2
    Deferred Country Tax                      --       --        93        --        --        18        406          --       --
    Collateral on Securities Loaned       29,822       --        --        --        --        --         --          --       --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts               --       21        78        --        --        --         29          --       --
  Other                                       --        4        --        --        59        --         --           1       --
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  Total Liabilities                       47,536       81    10,143     4,475     5,927     9,164      9,562       8,747      198
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  NET ASSETS                           $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
ASSETS:
  Investments in Securities, at
    Value* (Note 1) -- See
    accompanying portfolios            $22,405  $53,754  $   94,977  $137,740
  Foreign Currency                          --      163          --        --
  Cash                                      --       --          --        --
  Receivable for:
    Investments Sold                       771       94          --        --
    Securities Sold Short                   --       --          --        --
    Fund Shares Sold                       149    1,197          --        --
    Dividends                               42       92          --        --
    Interest                               326        1          38     1,020
    Security Lending Income                 --       --          --        --
    Foreign Withholding Tax Reclaim         --       30          --        --
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts             --      120          --        --
  Deferred Organizational Costs             19       29          --        --
  Due from Broker                           --       --          --        --
  Receivable from Investment Adviser        --       --           4        69
  Securities, at Value, Held as
    Collateral for Securities Loaned        --       --          --        --
  Other                                     --       --           1         1
                                       -------  -------  ----------  --------
    Total Assets                        23,712   55,480      95,020   138,830
                                       -------  -------  ----------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                  709    5,356          --        --
    Securities Sold Short, at Value
      (Proceeds -- $2,301)                  --       --          --        --
    Fund Shares Redeemed                   176      417          --        --
    Bank Overdraft                         183      225          --        --
    Dividends Declared                      --       --          94       149
    Investment Advisory Fees                12       12          --        --
    Administrative Fees                      5       11           9        12
    Custody Fees                             7       44           4         9
    Professional Fees                       22       25          44        56
    Distribution Fees                       25       45          66       114
    Shareholder Reporting Expenses           4        6          26        48
    Directors' Fees and Expenses            --       --           4         7
    Securities Lending Expense              --       --          --        --
    Filing and Registration Fees             2        7          --        --
    Deferred Country Tax                    --       --          --        --
    Collateral on Securities Loaned         --       --          --        --
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts             --       --          --        --
  Other                                     --       --           5        13
                                       -------  -------  ----------  --------
  Total Liabilities                      1,145    6,148         252       408
                                       -------  -------  ----------  --------
  NET ASSETS                           $22,567  $49,332  $   94,768  $138,422
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------

                                                         -----------------------
                                                                    87
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 JUNE 30, 1997  (CONT.)

                                          GLOBAL
                                          EQUITY   GLOBAL                      WORLDWIDE                                     U.S.
                                           ALLO-    FIXED     ASIAN  AMERICAN      HIGH     LATIN   EMERGING  AGGRESSIVE     REAL
                                          CATION   INCOME    GROWTH     VALUE    INCOME  AMERICAN    MARKETS      EQUITY   ESTATE
                                            FUND     FUND      FUND      FUND      FUND      FUND       FUND        FUND     FUND
                                           (000)    (000)     (000)     (000)     (000)     (000)      (000)       (000)    (000)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $      12  $     1  $     22  $      5  $     14  $      7  $      16  $        4  $     2
  Paid in Capital in Excess of Par       147,222   10,700   327,144    63,598   173,493    96,171    181,049      59,979   20,569
  Undistributed (Distributions in
    Excess of) Net Investment Income       2,666      (63)   (1,153)       (1)      311       (11)      (659)         --       55
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 7,878       48    (8,456)    5,783     8,928     9,027     12,215       2,851    1,858
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**       32,087     (118)   35,129    12,702    13,742    13,866     20,325       3,479    1,832
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
NET ASSETS                             $ 189,865  $10,568  $352,686  $ 82,087  $196,488  $119,060  $ 212,946  $   66,313  $24,316
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
CLASS A SHARES:
  Net Assets                           $  72,704  $ 6,407  $175,440  $ 34,331  $ 76,439  $ 84,401  $ 119,022  $   22,521  $14,827
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,388      644    10,554     1,951     5,362     4,855      8,838       1,326      905
  Net Asset Value and Redemption
    Price Per Share                    $   16.57  $  9.95  $  16.62  $  17.59  $  14.26  $  17.39  $   13.47  $    16.98  $ 16.39
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
  Maximum Sales Charge                     5.75%    4.75%     5.75%     5.75%     4.75%     5.75%      5.75%       5.75%    5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $   17.58  $ 10.45  $  17.64  $  18.66  $  14.97  $  18.45  $   14.29  $    18.02  $ 17.39
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
CLASS B SHARES:
  Net Assets                           $  38,962  $ 1,716  $ 62,786  $ 15,331  $ 78,340  $ 14,314  $  35,966  $   34,382  $ 7,120
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         2,412      173     3,884       872     5,515       842      2,716       2,041      435
  Net Asset Value and Offering Price
    Per Share***                       $   16.15  $  9.91  $  16.17  $  17.59  $  14.20  $  16.99  $   13.24  $    16.85  $ 16.36
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
CLASS C SHARES:
  Net Assets                           $  78,199  $ 2,445  $114,460  $ 32,425  $ 41,709  $ 20,345  $  57,958  $    9,410  $ 2,369
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         4,814      247     7,093     1,844     2,935     1,196      4,372         559      145
  Net Asset Value and Offering Price
    Per Share***                       $   16.24  $  9.90  $  16.14  $  17.59  $  14.21  $  17.01  $   13.26  $    16.83  $ 16.36
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------

  Investments at Cost, Including
    Foreign Currency                   $ 162,983  $ 9,644  $322,413  $ 71,052  $181,907  $105,977  $ 195,840  $   64,279  $20,333
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------
                                       ---------  -------  --------  --------  --------  --------  ---------  ----------  -------

                                                         GOVERNMENT
                                                 INTER-  OBLIGATIONS
                                          HIGH  NATIONAL      MONEY     MONEY
                                         YIELD   MAGNUM      MARKET    MARKET
                                          FUND     FUND        FUND      FUND
                                         (000)    (000)       (000)     (000)
-------------------------------------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $    18  $     3  $       95  $    139
  Paid in Capital in Excess of Par      21,471   44,357      94,764   138,382
  Undistributed (Distributions in
    Excess of) Net Investment Income        38      767          --        --
  Accumulated (Distributions in
    Excess of) Net Realized Gain
    (Loss)                                 245       21         (91)      (99)
  Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Translations**        795    4,184          --        --
                                       -------  -------  ----------  --------
NET ASSETS                             $22,567  $49,332  $   94,768  $138,422
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------
CLASS A SHARES:
  Net Assets                           $ 8,980  $21,961  $   94,768  $138,422
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         698    1,579      94,859   138,521
  Net Asset Value and Redemption
    Price Per Share                    $ 12.86  $ 13.91  $     1.00  $   1.00
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------
  Maximum Sales Charge                   4.75%    5.75%          --        --
  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $ 13.50  $ 14.76          --        --
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------
CLASS B SHARES:
  Net Assets                           $ 8,617  $18,215          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         670    1,317          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.84          --        --
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------
CLASS C SHARES:
  Net Assets                           $ 4,970  $ 9,156          --        --
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         386      662          --        --
  Net Asset Value and Offering Price
    Per Share***                       $ 12.86  $ 13.83          --        --
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------
  Investments at Cost, Including
    Foreign Currency                   $21,610  $49,859  $   94,977  $137,740
                                       -------  -------  ----------  --------
                                       -------  -------  ----------  --------

---------------

  * Includes repurchase agreements aggregating $8,897,000, $15,266,000, 2,523,000, $3,146,000, $4,769,000, $9,936,000, $5,014,000, $665,000,
     $615,000, $8,624,000, $12,495,000 and $16,375,000 for Global Equity
     Allocation Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund, Emerging Markets Fund, Aggressive Equity Fund, U.S. Real Estate Fund, High Yield Fund, International Magnum Fund, Government Obligations Money Market Fund and Money Market Fund, respectively.
 ** Net of accrual for country tax of U.S. $93,000 for Asian Growth Fund and $401,000 for Emerging Markets Fund.
***  Redemption price may be subject to a contingent deferred sales charge.

------------------
          88
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                            YEAR ENDED JUNE 30, 1997

                                         GLOBAL    GLOBAL                      WORLDWIDE                                      U.S.
                                         EQUITY     FIXED     ASIAN  AMERICAN       HIGH     LATIN  EMERGING  AGGRESSIVE      REAL
                                     ALLOCATION    INCOME    GROWTH     VALUE     INCOME  AMERICAN   MARKETS      EQUITY    ESTATE
                                           FUND      FUND      FUND      FUND       FUND      FUND      FUND        FUND      FUND
                                          (000)     (000)     (000)     (000)      (000)     (000)     (000)       (000)     (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                          $    3,489  $     --  $  6,912  $  1,309  $     170  $    893  $  3,086  $      295  $    476
  Interest                                  259       632       340        82     16,119       106       467         116        78
  Security Lending                          107        --        --        --         --        --        --          --        --
  Less Foreign Taxes Withheld              (254)      (10)     (963)       --         --        --      (160)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Total Income                           3,601       622     6,289     1,391     16,289       999     3,393         411       554
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
EXPENSES:
  Investment Advisory Fees                1,557        79     4,057       432      1,086       572     1,955         245       145
    Less: Fees Waived                      (293)      (79)       --      (135)        --      (248)     (331)       (204)     (145)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
  Net Investment Advisory Fees            1,264        --     4,057       297      1,086       324     1,624          41        --
  Administrative Fees                       473        34     1,080       139        388       151       445          76        42
  Custody Fees                              224        17       682        18         77       191       581          34        44
  Filing and Registration Fees                5        --         1         4         13        11         6           8         2
  Directors' Fees and Expenses                8         2        21         3          7         3         9           2         2
  Professional Fees                          95        30       207        38         84        45       107          28        21
  Shareholder Reports                        92        11       262        47         77        20        76          30         4
  Security Lending Fees                      23        --        --        --         --        --        --          --        --
  Dividend Expense for Securities
    Sold Short                               --        --        --        --         --        --        --           1        --
  Distribution Fees
    Class A                                 160        16       509        58        152        81       229          28        19
    Class B                                 238        16       602        43        491        45       180         105        45
    Class C                                 679        26     1,424       233        351        87       465          55        22
  Amortization of Organizational
    Costs                                    37        37        31        46         52        51        52          78        49
  Blue Sky Fees                              44        35        69        36         39        40        47          36        30
  Country Tax Expense                         3        --        --        --         --        57        58          --        --
  Interest Expense                            1         3        64        --         23        18        37          21        --
  Other                                      10         3        28         5         14         6        15           3         2
  Expenses Reimbursed by Adviser             --       (44)       --        --         --        --        --          --        (8)
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Expenses                           3,356       186     9,037       967      2,854     1,130     3,931         546       274
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Investment Income (Loss)                245       436    (2,748)      424     13,435      (131)     (538)       (135)      280
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             8,119       113    (4,389)    6,719     10,103    14,026    15,276       3,674     2,077
  Foreign Currency Transactions           5,051        (2)     (415)       --       (741)      (45)     (283)         --        --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
   Net Realized Gain (Loss)              13,170       111    (4,804)    6,719      9,362    13,981    14,993       3,674     2,077
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                            18,089       (60)   (2,600)    7,544     14,410    10,222     7,857       3,365     1,622
  Foreign Currency Translations            (838)      (24)      (19)       --          2       (22)     (382)         --        --
  Securities Sold Short                      --        --        --        --         --        --        --        (160)       --
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation         17,251       (84)   (2,619)    7,544     14,412    10,200     7,475       3,205     1,622
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation              30,421        27    (7,423)   14,263     23,774    24,181    22,468       6,879     3,699
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   30,666  $    463  $(10,171) $ 14,687  $  37,209  $ 24,050  $ 21,930  $    6,744  $  3,979
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------
                                     ----------  --------  --------  --------  ---------  --------  --------  ----------  --------

                                                              GOVERNMENT
                                         HIGH  INTERNATIONAL       MONEY     MONEY
                                        YIELD         MAGNUM      MARKET    MARKET
                                         FUND           FUND        FUND      FUND
                                        (000)          (000)       (000)     (000)
-----------------------------------
INVESTMENT INCOME:
  Dividends                          $     54  $         498  $       --  $     --
  Interest                              1,454            175       6,529    10,791
  Security Lending                         --             --          --        --
  Less Foreign Taxes Withheld              --            (65)         --        --
                                     --------         ------  ----------  --------
   Total Income                         1,508            608       6,529    10,791
                                     --------         ------  ----------  --------
EXPENSES:
  Investment Advisory Fees                113            168         542       882
    Less: Fees Waived                    (113)          (168)       (392)     (579)
                                     --------         ------  ----------  --------
  Net Investment Advisory Fees             --             --         150       303
  Administrative Fees                      42             73         123       194
  Custody Fees                             17             97          25        46
  Filing and Registration Fees              2             --          --        --
  Directors' Fees and Expenses              2              2           1         5
  Professional Fees                        21             39          86       122
  Shareholder Reports                       1              6          23        45
  Security Lending Fees                    --             --          --        --
  Dividend Expense for Securities
    Sold Short                             --             --          --        --
  Distribution Fees
    Class A                                13             21         604       981
    Class B                                57             68          --        --
    Class C                                43             58          --        --
  Amortization of Organizational
    Costs                                  49             68          41        41
  Blue Sky Fees                            26             36          60       103
  Country Tax Expense                      --             --          --        --
  Interest Expense                         --              1          --        --
  Other                                     1              2          41        92
  Expenses Reimbursed by Adviser          (12)           (33)         --        --
                                     --------         ------  ----------  --------
   Net Expenses                           262            438       1,154     1,932
                                     --------         ------  ----------  --------
Net Investment Income (Loss)            1,246            170       5,375     8,859
                                     --------         ------  ----------  --------
NET REALIZED GAIN (LOSS) ON:
  Investments                             312             33           8        13
  Foreign Currency Transactions            --            737          --        --
                                     --------         ------  ----------  --------
   Net Realized Gain (Loss)               312            770           8        13
                                     --------         ------  ----------  --------
CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
  Investments                             881          4,060          --        --
  Foreign Currency Translations            --            124          --        --
  Securities Sold Short                    --             --          --        --
                                     --------         ------  ----------  --------
    Change in Unrealized
      Appreciation/ Depreciation          881          4,184          --        --
                                     --------         ------  ----------  --------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation             1,193          4,954           8        13
                                     --------         ------  ----------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $  2,439  $       5,124  $    5,383  $  8,872
                                     --------         ------  ----------  --------
                                     --------         ------  ----------  --------

                                                         -----------------------
                                                                    89
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         245  $         364
  Net Realized Gain                           13,170         11,649
  Change in Unrealized
    Appreciation/Depreciation                 17,251          9,778
                                       -------------  -------------
  Net Increase in Net Assets from
    Operations                                30,666         21,791
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (2,358)        (1,295)
  Class B                                       (759)           (69)
  Class C                                     (2,093)        (1,106)
                                       -------------  -------------
                                              (5,210)        (2,470)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (2,101)        (1,591)
  Class B                                       (751)           (96)
  Class C                                     (2,262)        (1,624)
                                       -------------  -------------
                                              (5,114)        (3,311)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (10,324)        (5,781)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  54,525         58,409
  Distributions Reinvested                     9,826          5,268
  Redeemed                                   (36,345)       (21,216)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              28,006         42,461
                                       -------------  -------------
  Total Increase in Net Assets                48,348         58,471
NET ASSETS -- Beginning of Year              141,517         83,046
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $2,666 and $2,710, respectively)  $     189,865  $     141,517
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,091          1,702
     Distributions Reinvested                    293            197
     Redeemed                                 (1,314)          (960)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                                  70            939
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      16,569  $      23,872
     Distributions Reinvested                  4,157          2,639
     Redeemed                                (19,605)       (13,331)
                                       -------------  -------------
   Net Increase                        $       1,121  $      13,180
                                       -------------  -------------
                                       -------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                1,444          1,017
     Distributions Reinvested                    106             12
     Redeemed                                   (160)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,390          1,022
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      21,138  $      14,112
     Distributions Reinvested                  1,475            158
     Redeemed                                 (2,336)          (100)
                                       -------------  -------------
   Net Increase                        $      20,277  $      14,170
                                       -------------  -------------
                                       -------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,160          1,482
     Distributions Reinvested                    300            186
     Redeemed                                   (995)          (575)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 465          1,093
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      16,818  $      20,425
     Distributions Reinvested                  4,194          2,471
     Redeemed                                (14,404)        (7,785)
                                       -------------  -------------
   Net Increase                        $       6,608  $      15,111
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

-----------
          90
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $             436  $         772
  Net Realized Gain                                  111            489
  Change in Unrealized
    Appreciation/Depreciation                        (84)          (513)
                                                 -------  -------------
  Net Increase in Net Assets
    Resulting from Operations                        463            748
                                                 -------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (218)          (771)
  Class B                                            (46)           (21)
  Class C                                            (74)          (399)
  In Excess of Net Investment Income:
  Class A                                            (41)           (23)
  Class B                                             (9)            (1)
  Class C                                            (14)           (12)
                                                 -------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                    (402)        (1,227)
                                                 -------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                       4,760          8,720
  Distributions Reinvested                           335            676
  Redeemed                                        (6,304)       (14,258)
                                                 -------  -------------
  Net Decrease in Net Assets
    Resulting from Capital Share
    Transactions                                  (1,209)        (4,862)
                                                 -------  -------------
  Total Decrease in Net Assets                    (1,148)        (5,341)
NET ASSETS -- Beginning of Year                   11,716         17,057
                                                 -------  -------------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(63) and
  $(36), respectively)                 $          10,568  $      11,716
                                                 -------  -------------
                                                 -------  -------------
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
  --------------------
  Shares:
    Subscribed                                       256            589
    Distributions Reinvested                          22             50
    Redeemed                                        (382)          (975)
                                                 -------  -------------
  Net Decrease in Class A Shares
    Outstanding                                     (104)          (336)
                                                 -------  -------------
                                                 -------  -------------
  Dollars:
    Subscribed                         $           2,529  $       5,929
    Distributions Reinvested                         225            507
    Redeemed                                      (3,839)        (9,791)
                                                 -------  -------------
  Net Decrease                         $          (1,085) $      (3,355)
                                                 -------  -------------
                                                 -------  -------------
  Class B:
  --------------------
  Shares:
    Subscribed                                       100            150
    Distributions Reinvested                           4              1
    Redeemed                                         (76)            (6)
                                                 -------  -------------
  Net Increase in Class B Shares
    Outstanding                                       28            145
                                                 -------  -------------
                                                 -------  -------------
  Dollars:
    Subscribed                         $             999  $       1,496
    Distributions Reinvested                          41             14
    Redeemed                                        (758)           (63)
                                                 -------  -------------
  Net Increase                         $             282  $       1,447
                                                 -------  -------------
                                                 -------  -------------
  Class C:
  --------------------
  Shares:
    Subscribed                                       123            130
    Distributions Reinvested                           7             15
    Redeemed                                        (170)          (443)
                                                 -------  -------------
  Net Decrease in Class C Shares
    Outstanding                                      (40)          (298)
                                                 -------  -------------
                                                 -------  -------------
  Dollars:
    Subscribed                         $           1,232  $       1,295
    Distributions Reinvested                          69            155
    Redeemed                                      (1,707)        (4,404)
                                                 -------  -------------
  Net Decrease                         $            (406) $      (2,954)
                                                 -------  -------------
                                                 -------  -------------
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    91
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                $          (2,748) $      (1,844)
  Net Realized Gain (Loss)                        (4,804)         5,364
  Change in Unrealized
    Appreciation/Depreciation                     (2,619)         9,465
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations             (10,171)        12,985
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                            (33)            --
  Class B                                            (10)            --
  Class C                                            (24)            --
  In Excess of Net Realized Gain:
  Class A                                         (4,110)            --
  Class B                                         (1,274)            --
  Class C                                         (3,072)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (8,523)            --
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,562        241,482
  Distributions Reinvested                         8,035             --
  Redeemed                                      (220,149)      (103,699)
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                           (97,552)       137,783
                                       -----------------  -------------
  Total Increase (Decrease) in Net
    Assets                                      (116,246)       150,768
NET ASSETS -- Beginning of Year                  468,932        318,164
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  net investment loss of $(1,153) and
  $(160), respectively)                $         352,686  $     468,932
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    4,724          7,522
     Distributions Reinvested                        243             --
     Redeemed                                     (8,877)        (3,936)
                                       -----------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                           (3,910)         3,586
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          77,015  $     127,388
     Distributions Reinvested                      3,930             --
     Redeemed                                   (144,501)       (65,894)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (63,556) $      61,494
                                       -----------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,466          3,225
     Distributions Reinvested                         77             --
     Redeemed                                       (803)           (81)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     740          3,144
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          23,406  $      54,005
     Distributions Reinvested                      1,210             --
     Redeemed                                    (12,628)        (1,375)
                                       -----------------  -------------
   Net Increase                        $          11,988  $      52,630
                                       -----------------  -------------
                                       -----------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                      883          3,629
     Distributions Reinvested                        184             --
     Redeemed                                     (3,989)        (2,229)
                                       -----------------  -------------
   Net Increase (Decrease) in Class C
     Shares Outstanding                           (2,922)         1,400
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          14,140  $      60,089
     Distributions Reinvested                      2,895             --
     Redeemed                                    (63,019)       (36,430)
                                       -----------------  -------------
   Net Increase (Decrease)             $         (45,984) $      23,659
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------

-----------
          92
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         424  $         666
  Net Realized Gain                            6,719          2,783
  Change in Unrealized
    Appreciation/Depreciation                  7,544          3,203
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 14,687          6,652
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (309)          (443)
  Class B                                        (25)           (17)
  Class C                                       (133)          (209)
  In Excess of Net Investment Income:
  Class A                                         (1)           (12)
  Class B                                         --             (1)
  Class C                                         --            (10)
                                       -------------  -------------
                                                (468)          (692)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                     (1,555)          (331)
  Class B                                       (209)           (20)
  Class C                                     (1,482)          (252)
                                       -------------  -------------
                                              (3,246)          (603)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (3,714)        (1,295)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  38,027         18,813
  Distributions Reinvested                     3,292            900
  Redeemed                                   (13,557)       (16,260)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              27,762          3,453
                                       -------------  -------------
  Total Increase in Net Assets                38,735          8,810
NET ASSETS -- Beginning of Year               43,352         34,542
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  distributions in excess of net
  investment income of $(1) and
  $(23), respectively)                 $      82,087  $      43,352
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,025            515
     Distributions Reinvested                    119             42
     Redeemed                                   (538)          (816)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                          606           (259)
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      16,463  $       7,053
     Distributions Reinvested                  1,785            573
     Redeemed                                 (8,501)       (11,471)
                                       -------------  -------------
   Net Increase (Decrease)             $       9,747  $      (3,845)
                                       -------------  -------------
                                       -------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                  714            174
     Distributions Reinvested                     15              3
     Redeemed                                    (27)            (7)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                                 702            170
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      11,773  $       2,376
     Distributions Reinvested                    228             36
     Redeemed                                   (420)           (93)
                                       -------------  -------------
   Net Increase                        $      11,581  $       2,319
                                       -------------  -------------
                                       -------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                  623            685
     Distributions Reinvested                     85             21
     Redeemed                                   (312)          (334)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 396            372
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $       9,791  $       9,384
     Distributions Reinvested                  1,279            291
     Redeemed                                 (4,636)        (4,696)
                                       -------------  -------------
   Net Increase                        $       6,434  $       4,979
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

                                                         -----------------------
                                                                    93
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $      13,435  $       8,304
  Net Realized Gain                            9,362          4,060
  Change in Unrealized Appreciation
    /Depreciation                             14,412           (637)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                 37,209         11,727
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                     (5,678)        (3,806)
  Class B                                     (4,269)        (1,176)
  Class C                                     (3,020)        (2,325)
                                       -------------  -------------
                                             (12,967)        (7,307)
                                       -------------  -------------
  Realized Gain:
  Class A                                     (2,320)            --
  Class B                                     (1,708)            --
  Class C                                     (1,293)            --
                                       -------------  -------------
                                              (5,321)            --
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions             (18,288)        (7,307)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,028        103,978
  Distributions Reinvested                    11,818          3,981
  Redeemed                                   (63,040)       (43,317)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              81,806         64,642
                                       -------------  -------------
  Total Increase in Net Assets               100,727         69,062
NET ASSETS -- Beginning of Year               95,761         26,699
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $311 and $1,157, respectively)    $     196,488  $      95,761
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                5,082          4,713
     Distributions Reinvested                    423            190
     Redeemed                                 (3,469)        (2,858)
                                       -------------  -------------
   Net Increase in Class A Shares
     Outstanding                               2,036          2,045
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      67,886  $      56,635
     Distributions Reinvested                  5,651          2,294
     Redeemed                                (46,537)       (34,479)
                                       -------------  -------------
   Net Increase                        $      27,000  $      24,450
                                       -------------  -------------
                                       -------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                3,787          2,125
     Distributions Reinvested                    246             44
     Redeemed                                   (622)           (65)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               3,411          2,104
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      50,939  $      25,745
     Distributions Reinvested                  3,287            538
     Redeemed                                 (8,415)          (797)
                                       -------------  -------------
   Net Increase                        $      45,811  $      25,486
                                       -------------  -------------
                                       -------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,057          1,792
     Distributions Reinvested                    217             95
     Redeemed                                   (596)          (656)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 678          1,231
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      14,203  $      21,598
     Distributions Reinvested                  2,880          1,149
     Redeemed                                 (8,088)        (8,041)
                                       -------------  -------------
   Net Increase                        $       8,995  $      14,706
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

-----------
          94
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                              YEAR ENDED     YEAR ENDED
                                           JUNE 30, 1997  JUNE 30, 1996
                                                   (000)          (000)
-----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $            (131) $         163
  Net Realized Gain                               13,981            752
  Change in Unrealized
    Appreciation/Depreciation                     10,200          5,112
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                     24,050          6,027
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                             --            (18)

  In Excess of Net Investment Income:
  Class A                                           (117)            --
  Class B                                            (17)            --
  Class C                                            (13)            --
                                       -----------------  -------------
                                                    (147)           (18)
                                       -----------------  -------------
  Net Realized Gain:
  Class A                                         (2,192)            --
  Class B                                           (359)            --
  Class C                                           (727)            --
                                       -----------------  -------------
                                                  (3,278)            --
                                       -----------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions                  (3,425)           (18)
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     114,111         19,885
  Distributions Reinvested                         3,304             15
  Redeemed                                       (46,502)       (10,130)
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulitng from Capital Share
    Transactions                                  70,913          9,770
                                       -----------------  -------------
  Total Increase in Net Assets                    91,538         15,779
NET ASSETS -- Beginning of Year                   27,522         11,743
                                       -----------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distribution in
  excess of) net investment income of
  $(11) and $132, respectively)        $         119,060  $      27,522
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    6,162          1,373
     Distributions Reinvested                        187              1
     Redeemed                                     (2,975)          (737)
                                       -----------------  -------------
   Net Increase in Class A Shares
     Outstanding                                   3,374            637
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          90,337  $      14,772
     Distributions Reinvested                      2,243             15
     Redeemed                                    (41,558)        (7,673)
                                       -----------------  -------------
   Net Increase                        $          51,022  $       7,114
                                       -----------------  -------------
                                       -----------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                      752            169
     Distributions Reinvested                         30             --
     Redeemed                                       (104)            (5)
                                       -----------------  -------------
   Net Increase in Class B Shares
     Outstanding                                     678            164
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          11,139  $       1,858
     Distributions Reinvested                        353             --
     Redeemed                                     (1,385)           (52)
                                       -----------------  -------------
   Net Increase                        $          10,107  $       1,806
                                       -----------------  -------------
                                       -----------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                      856            316
     Distributions Reinvested                         60             --
     Redeemed                                       (266)          (224)
                                       -----------------  -------------
   Net Increase in Class C Shares
     Outstanding                                     650             92
                                       -----------------  -------------
                                       -----------------  -------------
   Dollars:
     Subscribed                        $          12,635  $       3,255
     Distributions Reinvested                        708             --
     Redeemed                                     (3,559)        (2,405)
                                       -----------------  -------------
   Net Increase                        $           9,784  $         850
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------

                                                         -----------------------
                                                                    95
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $        (538) $         465
  Net Realized Gain (Loss)                    14,993           (518)
  Change in Unrealized
    Appreciation/Depreciation                  7,475         14,532
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations          21,930         14,479
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                         --           (142)
  In Excess of Net Investment Income:
  Class A                                       (291)            --
  Class B                                        (52)            --
  Class C                                        (44)            --
                                       -------------  -------------
                                                (387)          (142)
                                       -------------  -------------
  Net Realized Gain:
  Class A                                       (871)            --
  Class B                                       (182)            --
  Class C                                       (503)            --
                                       -------------  -------------
                                              (1,556)            --
                                       -------------  -------------
  In Excess of Net Realized Gain:
  Class A                                         --             (3)
  Class C                                         --             (2)
                                       -------------  -------------
                                                  --             (5)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (1,943)          (147)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 133,953        141,283
  Distributions Reinvested                     1,855            133
  Redeemed                                  (111,716)       (35,217)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              24,092        106,199
                                       -------------  -------------
  Total Increase in Net Assets                44,079        120,531
NET ASSETS -- Beginning of Year              168,867         48,336
                                       -------------  -------------
NET ASSETS -- End of Year (Including
  undistributed (distributions in
  excess of) net investment income of
  $(659) and $306, respectively.)      $     212,946  $     168,867
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                7,637          9,551
     Distributions Reinvested                    104             13
     Redeemed                                 (8,424)        (2,502)
                                       -------------  -------------
   Net Increase (Decrease) in Class A
     Shares Outstanding                         (683)         7,062
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      89,680  $     106,764
     Distributions Reinvested                  1,103            131
     Redeemed                                (96,827)       (27,528)
                                       -------------  -------------
   Net Increase (Decrease)             $      (6,044) $      79,367
                                       -------------  -------------
                                       -------------  -------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                2,028            883
     Distributions Reinvested                     20             --
     Redeemed                                   (205)           (10)
                                       -------------  -------------
   Net Increase in Class B Shares
     Outstanding                               1,843            873
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      23,982  $       9,848
     Distributions Reinvested                    223             --
     Redeemed                                 (2,355)          (116)
                                       -------------  -------------
   Net Increase                        $      21,850  $       9,732
                                       -------------  -------------
                                       -------------  -------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                1,753          2,245
     Distributions Reinvested                     51             --
     Redeemed                                 (1,086)          (703)
                                       -------------  -------------
   Net Increase in Class C Shares
     Outstanding                                 718          1,542
                                       -------------  -------------
                                       -------------  -------------
   Dollars:
     Subscribed                        $      20,292  $      24,671
     Distributions Reinvested                    528              2
     Redeemed                                (12,534)        (7,573)
                                       -------------  -------------
   Net Increase                        $       8,286  $      17,100
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

-----------
          96
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                              YEAR ENDED  JANUARY 2, 1996* TO
                                           JUNE 30, 1997        JUNE 30, 1996
                                                   (000)                (000)
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)         $            (135) $                27
  Net Realized Gain                                3,674                  943
  Change in Unrealized
    Appreciation/Depreciation                      3,205                  274
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Operations                      6,744                1,244
                                                 -------              -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                            (16)                 (17)
  Class B                                             (5)                  (6)
  Class C                                             (5)                  (7)
                                                 -------              -------
                                                     (26)                 (30)
                                                 -------              -------
  Net Realized Gain:
  Class A                                           (711)                  --
  Class B                                           (452)                  --
  Class C                                           (439)                  --
                                                 -------              -------
                                                  (1,602)                  --
                                                 -------              -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,628)                 (30)
                                                 -------              -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      57,588                9,793
  Distributions Reinvested                         1,037                   10
  Redeemed                                        (7,818)                (627)
                                                 -------              -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  50,807                9,176
                                                 -------              -------
  Total Increase in Net Assets                    55,923               10,390
NET ASSETS -- Beginning of Year                   10,390                   --
                                                 -------              -------
NET ASSETS -- End of Year              $          66,313  $            10,390
                                                 -------              -------
                                                 -------              -------
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    1,309                  410
     Distributions Reinvested                         35                    1
     Redeemed                                       (392)                 (37)
                                                 -------              -------
   Net Increase in Class A Shares
     Outstanding                                     952                  374
                                                 -------              -------
                                                 -------              -------
   Dollars:
     Subscribed                        $          20,966  $             5,351
     Distributions Reinvested                        522                    9
     Redeemed                                     (6,373)                (479)
                                                 -------              -------
     Net Increase                      $          15,115  $             4,881
                                                 -------              -------
                                                 -------              -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                    1,905                  170
     Distributions Reinvested                         18                   --
     Redeemed                                        (51)                  (1)
                                                 -------              -------
   Net Increase in Class B Shares
     Outstanding                                   1,872                  169
                                                 -------              -------
                                                 -------              -------
   Dollars:
     Subscribed                        $          30,344  $             2,086
     Distributions Reinvested                        262                   --
     Redeemed                                       (818)                 (11)
                                                 -------              -------
   Net Increase                        $          29,788  $             2,075
                                                 -------              -------
                                                 -------              -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                      404                  190
     Distributions Reinvested                         17                   --
     Redeemed                                        (42)                 (10)
                                                 -------              -------
   Net Increase in Class C Shares
     Outstanding                                     379                  180
                                                 -------              -------
                                                 -------              -------
   Dollars:
     Subscribed                        $           6,278  $             2,356
     Distributions Reinvested                        252                    1
     Redeemed                                       (626)                (137)
                                                 -------              -------
   Net Increase                        $           5,904  $             2,220
                                                 -------              -------
                                                 -------              -------
-----------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    97
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                          YEAR ENDED  MAY 1, 1996* TO
                                       JUNE 30, 1997    JUNE 30, 1996
                                               (000)            (000)
---------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $         280  $            32
  Net Realized Gain                            2,077               --
  Change in Unrealized
    Appreciation/Depreciation                  1,622              210
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Operations                  3,979              242
                                       -------------           ------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                       (162)              (5)
  Class B                                        (57)              (4)
  Class C                                        (31)              (4)
                                       -------------           ------
                                                (250)             (13)
                                       -------------           ------
  Net Realized Gain:
  Class A                                       (100)              --
  Class B                                        (71)              --
  Class C                                        (48)              --
                                       -------------           ------
                                                (219)              --
                                       -------------           ------
  Net Decrease in Net Assets
    Resulting from Distributions                (469)             (13)
                                       -------------           ------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                  23,984            5,578
  Distributions Reinvested                       268                1
  Redeemed                                    (9,254)              --
                                       -------------           ------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                              14,998            5,579
                                       -------------           ------
  Total Increase in Net Assets                18,508            5,808
NET ASSETS -- Beginning of Year                5,808               --
                                       -------------           ------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $55 and $19, respectively.)       $      24,316  $         5,808
                                       -------------           ------
                                       -------------           ------
---------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                1,003              146
     Distributions Reinvested                     13               --
     Redeemed                                   (257)              --
                                       -------------           ------
   Net Increase in Class A Shares
     Outstanding                                 759              146
                                       -------------           ------
                                       -------------           ------
   Dollars:
     Subscribed                        $      15,148  $         1,753
     Distributions Reinvested                    187                1
     Redeemed                                 (3,998)              --
                                       -------------           ------
   Net Increase                        $      11,337  $         1,754
                                       -------------           ------
                                       -------------           ------
   Class B:
   ---------------------
   Shares:
     Subscribed                                  441              175
     Distributions Reinvested                      4               --
     Redeemed                                   (185)              --
                                       -------------           ------
   Net Increase in Class B Shares
     Outstanding                                 260              175
                                       -------------           ------
                                       -------------           ------
   Dollars:
     Subscribed                        $       6,607  $         2,116
     Distributions Reinvested                     54               --
     Redeemed                                 (2,916)              --
                                       -------------           ------
   Net Increase                        $       3,745  $         2,116
                                       -------------           ------
                                       -------------           ------
   Class C:
   ---------------------
   Shares:
     Subscribed                                  150              142
     Distributions Reinvested                      2               --
     Redeemed                                   (149)              --
                                       -------------           ------
   Net Increase in Class C Shares
     Outstanding                                   3              142
                                       -------------           ------
                                       -------------           ------
   Dollars:
     Subscribed                        $       2,229  $         1,709
     Distributions Reinvested                     26               --
     Redeemed                                 (2,339)              --
                                       -------------           ------
   Net Increase                        $         (84) $         1,709
                                       -------------           ------
                                       -------------           ------
---------------------------------------------------------------------
* Commencement of operations

-----------
          98
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                              YEAR ENDED  MAY 1, 1996* TO
                                           JUNE 30, 1997    JUNE 30, 1996
                                                   (000)            (000)
-------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $           1,246  $           110
  Net Realized Gain (Loss)                           312               (3)
  Change in Unrealized Appreciation
    /Depreciation                                    881              (86)
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Operations                      2,439               21
                                                 -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (434)             (38)
  Class B                                           (454)             (27)
  Class C                                           (338)             (27)
                                                 -------          -------
                                                  (1,226)             (92)
                                                 -------          -------
  Realized Gain:
  Class A                                            (20)              --
  Class B                                            (24)              --
  Class C                                            (20)              --
                                                 -------          -------
                                                     (64)              --
                                                 -------          -------
  Net Decrease in Net Assets
    Resulting from Distributions                  (1,290)             (92)
                                                 -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                      12,562           10,709
  Distributions Reinvested                           237                6
  Redeemed                                        (2,025)              --
                                                 -------          -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                  10,774           10,715
                                                 -------          -------
  Total Increase in Net Assets                    11,923           10,644
NET ASSETS -- Beginning of Year                   10,644               --
                                                 -------          -------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $38 and $18, respectively.)       $          22,567  $        10,644
                                                 -------          -------
                                                 -------          -------
-------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                      461              327
     Distributions Reinvested                         10               --
     Redeemed                                       (101)              --
                                                 -------          -------
   Net Increase in Class A Shares
     Outstanding                                     370              327
                                                 -------          -------
                                                 -------          -------
   Dollars:
     Subscribed                        $           5,790  $         3,930
     Distributions Reinvested                        131                5
     Redeemed                                     (1,282)              --
                                                 -------          -------
   Net Increase                        $           4,639  $         3,935
                                                 -------          -------
                                                 -------          -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                      397              287
     Distributions Reinvested                          6               --
     Redeemed                                        (20)              --
                                                 -------          -------
   Net Increase in Class B Shares
     Outstanding                                     383              287
                                                 -------          -------
                                                 -------          -------
   Dollars:
     Subscribed                        $           4,971  $         3,443
     Distributions Reinvested                         72                1
     Redeemed                                       (249)              --
                                                 -------          -------
   Net Increase                        $           4,794  $         3,444
                                                 -------          -------
                                                 -------          -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                      144              278
     Distributions Reinvested                          3               --
     Redeemed                                        (39)              --
                                                 -------          -------
   Net Increase in Class C Shares
     Outstanding                                     108              278
                                                 -------          -------
                                                 -------          -------
   Dollars:
     Subscribed                        $           1,800  $         3,336
     Distributions Reinvested                         35               --
     Redeemed                                       (494)              --
                                                 -------          -------
   Net Increase                        $           1,341  $         3,336
                                                 -------          -------
                                                 -------          -------
-------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    99
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                       JULY 1, 1996* TO
                                          JUNE 30, 1997
                                                  (000)
-------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $            170
  Net Realized Gain                                 770
  Change in Unrealized
    Appreciation/Depreciation                     4,184
                                                -------
  Net Increase in Net Assets
    Resulting from Operations                     5,124
                                                -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (52)
  Class B                                           (45)
  Class C                                           (43)
                                                -------
                                                   (140)
                                                -------
  Net Realized Gain:
  Class A                                            (4)
  Class B                                            (4)
  Class C                                            (4)
                                                -------
                                                    (12)
                                                -------
  Net Decrease in Net Assets
    Resulting from Distributions                   (152)
                                                -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     47,034
  Distributions Reinvested                           50
  Redeemed                                       (2,724)
                                                -------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                 44,360
                                                -------
  Total Increase in Net Assets                   49,332
NET ASSETS -- Beginning of Period                    --
                                                -------
NET ASSETS -- End of Period
  (Including undistributed net
  investment income of $767)           $         49,332
                                                -------
                                                -------
-------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                   1,722
     Distributions Reinvested                         1
     Redeemed                                      (144)
                                                -------
   Net Increase in Class A Shares
     Outstanding                                  1,579
                                                -------
                                                -------
   Dollars:
     Subscribed                        $         21,512
     Distributions Reinvested                        14
     Redeemed                                    (1,786)
                                                -------
   Net Increase                        $         19,740
                                                -------
                                                -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                   1,321
     Distributions Reinvested                         2
     Redeemed                                        (6)
                                                -------
   Net Increase in Class B Shares
     Outstanding                                  1,317
                                                -------
                                                -------
   Dollars:
     Subscribed                        $         16,670
     Distributions Reinvested                        18
     Redeemed                                       (73)
                                                -------
   Net Increase                        $         16,615
                                                -------
                                                -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                     728
     Distributions Reinvested                         1
     Redeemed                                       (67)
                                                -------
   Net Increase in Class C Shares
     Outstanding                                    662
                                                -------
                                                -------
   Dollars:
     Subscribed                        $          8,852
     Distributions Reinvested                        18
     Redeemed                                      (865)
                                                -------
   Net Increase                        $          8,005
                                                -------
                                                -------
-------------------------------------------------------
* Commencement of operations

-----------
         100
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       5,375  $       4,114
  Net Realized Gain (Loss)                         8            (99)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  5,383          4,015
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (5,375)        (4,114)
  Net Realized Gain                               --            (12)
                                       -------------  -------------
  Net Decrease in Net Assets
    Resulting from Distributions              (5,375)        (4,126)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 359,068      1,373,640
  Distributions Reinvested                     4,349          3,511
  Redeemed                                  (414,635)    (1,298,567)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (51,218)        78,584
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (51,210)        78,473
NET ASSETS -- Beginning of Year              145,978         67,505
                                       -------------  -------------
NET ASSETS -- End of Year              $      94,768  $     145,978
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              359,068      1,373,640
     Distributions Reinvested                  4,349          3,511
     Redeemed                               (414,635)    (1,298,567)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (51,218)        78,584
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

                                                         -----------------------
                                                                    101
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                          YEAR ENDED     YEAR ENDED
                                       JUNE 30, 1997  JUNE 30, 1996
                                               (000)          (000)
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $       8,859  $       7,849
  Net Realized Gain (Loss)                        13           (100)
                                       -------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                  8,872          7,749
                                       -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                       (8,859)        (7,849)
                                       -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                 677,641      1,390,774
  Distributions Reinvested                     7,110          7,425
  Redeemed                                  (717,315)    (1,398,641)
                                       -------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                       (32,564)          (442)
                                       -------------  -------------
  Total Increase (Decrease) in Net
    Assets                                   (32,551)          (542)
NET ASSETS -- Beginning of Year              170,973        171,515
                                       -------------  -------------
NET ASSETS -- End of Year              $     138,422  $     170,973
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                              677,641      1,390,774
     Distributions Reinvested                  7,110          7,425
     Redeemed                               (717,315)    (1,398,641)
                                       -------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                             (32,564)          (442)
                                       -------------  -------------
                                       -------------  -------------
-------------------------------------------------------------------

-----------
         102
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          14.75     $          12.60     $          11.99     $          11.09
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.10                 0.19                 0.12                 0.10
  Net Realized and Unrealized Gain
    (Loss)                                            2.76                 2.82                 0.67                 0.90
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.86                 3.01                 0.79                 1.00
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.55)               (0.39)                  --                (0.03)
  In Excess of Net Investment Income                    --                   --                (0.05)                  --
  Net Realized Gain                                  (0.49)               (0.47)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (1.04)               (0.86)               (0.18)               (0.10)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD            $          16.57     $          14.75     $          12.60     $          11.99
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
TOTAL RETURN (1)                                     20.61%               24.62%                6.69%                9.02%
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         72,704     $         63,706     $         42,586     $         33,425
Ratio of Expenses to Average Net
  Assets                                              1.70%                1.70%                1.70%                1.70%
Ratio of Net Investment Income to
  Average Net Assets                                  0.59%                0.71%                1.01%                0.98%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                               $         0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.03     $           0.10     $           0.04     $           0.09
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.90%                2.06%                2.03%                2.58%
  Net Investment Income (Loss) to
    Average Net Assets                                0.40%                0.35%                0.68%                0.10%
-------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS B
                                                               ----------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $             10.00     $          14.46     $             13.01
                                                   -------              -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.04                (0.05)                   0.30
  Net Realized and Unrealized Gain
    (Loss)                                            1.05                 2.73                    1.98
                                                   -------              -------                 -------
  Total From Investment Operations                    1.09                 2.68                    2.28
                                                   -------              -------                 -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.50)                  (0.35)
  In Excess of Net Investment Income                    --                   --                      --
  Net Realized Gain                                     --                (0.49)                  (0.48)
                                                   -------              -------                 -------
  Total Distributions                                   --                (0.99)                  (0.83)
                                                   -------              -------                 -------
NET ASSET VALUE, END OF PERIOD         $             11.09     $          16.15     $             14.46
                                                   -------              -------                 -------
                                                   -------              -------                 -------
TOTAL RETURN (1)                                     10.90%               19.64%                  18.08%
                                                   -------              -------                 -------
                                                   -------              -------                 -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $            10,434     $         38,962     $            14,786
Ratio of Expenses to Average Net
  Assets                                              1.70%**              2.45%                   2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  1.04%**             (0.11)%                  0.45%**
Portfolio Turnover Rate                                 14%                  45%                     44%
Average Commission Rate #
  Per Share                                            N/A     $         0.0021                     N/A
  As a Percentage of Trade Amount                      N/A                 0.83%                    N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $              0.08     $           0.09     $              0.22
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.65%**              2.65%                   2.81%**
  Net Investment Income (Loss) to
    Average Net Assets                               (0.91)%**            (0.30)%                  0.09%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          14.49     $          12.43     $          11.90     $          11.05
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.03)                0.12                 0.04                 0.06
  Net Realized and Unrealized Gain
    (Loss)                                            2.73                 2.75                 0.65                 0.86
                                                   -------              -------              -------              -------
  Total From Investment Operations                    2.70                 2.87                 0.69                 0.92
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.46)               (0.33)                  --                   --
  In Excess of Net Investment Income                    --                   --                (0.03)                  --
  Net Realized Gain                                  (0.49)               (0.48)               (0.13)               (0.07)
                                                   -------              -------              -------              -------
  Total Distributions                                (0.95)               (0.81)               (0.16)               (0.07)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD            $          16.24     $          14.49     $          12.43     $          11.90
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
TOTAL RETURN (1)                                     19.69%               23.65%                5.84%                8.34%
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         78,199     $         63,025     $         40,460     $         29,892
Ratio of Expenses to Average Net
  Assets                                              2.45%                2.45%                2.45%                2.45%
Ratio of Net Investment Income to
  Average Net Assets                                 (0.16)%              (0.04)%               0.25%                0.23%
Portfolio Turnover Rate                                 45%                  44%                  39%                  30%
Average Commission Rate #
  Per Share                               $         0.0021                  N/A                  N/A                  N/A
  As a Percentage of Trade Amount                     0.83%                 N/A                  N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.03     $           1.16     $           0.05     $           0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.65%                2.81%                2.78%                3.34%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.34)%              (0.40)%              (0.08)%              (0.66)%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $             10.00
                                                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01
  Net Realized and Unrealized Gain
    (Loss)                                            1.04
                                                   -------
  Total From Investment Operations                    1.05
                                                   -------
DISTRIBUTIONS
  Net Investment Income                                 --
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
                                                   -------
  Total Distributions                                   --
                                                   -------
NET ASSET VALUE, END OF PERIOD         $             11.05
                                                   -------
                                                   -------
TOTAL RETURN (1)                                     10.50%
                                                   -------
                                                   -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $             6,995
Ratio of Expenses to Average Net
  Assets                                              2.45%**
Ratio of Net Investment Income to
  Average Net Assets                                  0.29%**
Portfolio Turnover Rate                                 14%
Average Commission Rate #
  Per Share                                            N/A
  As a Percentage of Trade Amount                      N/A
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $              0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      4.40%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.66)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    103
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND

                                                                              CLASS A
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           9.94     $          10.23     $           9.53     $          10.55
                                                    ------               ------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.44                 0.53                 0.56                 0.52
  Net Realized and Unrealized Gain
    (Loss)                                           (0.02)               (0.01)                0.50                (0.42)
                                                    ------               ------              -------              -------
  Total From Investment Operations                    0.42                 0.52                 1.06                 0.10
                                                    ------               ------              -------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.35)               (0.79)               (0.36)               (0.50)
  In Excess of Net Investment Income                 (0.06)               (0.02)                  --                (0.12)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------              -------              -------
  Total Distributions                                (0.41)               (0.81)               (0.36)               (1.12)
                                                    ------               ------              -------              -------
NET ASSET VALUE, END OF PERIOD            $           9.95     $           9.94     $          10.23     $           9.53
                                                    ------               ------              -------              -------
                                                    ------               ------              -------              -------
TOTAL RETURN (1)                                      4.27%                5.20%               11.41%                0.41%
                                                    ------               ------              -------              -------
                                                    ------               ------              -------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          6,407     $          7,432     $         11,092     $         10,369
Ratio of Expenses to Average Net
  Assets                                              1.45%                1.45%                1.45%                1.45%
Ratio of Net Investment Income to
  Average Net Assets                                  4.40%                5.02%                5.84%                4.70%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.12     $           0.07     $           0.07     $           0.11
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.57%                2.16%                2.22%                2.48%
  Net Investment Income to Average
    Net Assets                                        3.25%                4.31%                5.07%                3.67%
-------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                                               ------------------------------------------
                                          JANUARY 4, 1993*           YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993        JUNE 30, 1997             JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $             10.00     $           9.91     $               10.24
                                                    ------               ------                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.25                 0.41                      0.64
  Net Realized and Unrealized Gain
    (Loss)                                            0.55                (0.07)                    (0.26)
                                                    ------               ------                    ------
  Total From Investment Operations                    0.80                 0.34                      0.38
                                                    ------               ------                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.25)               (0.29)                    (0.69)
  In Excess of Net Investment Income                    --                (0.05)                    (0.02)
  Net Realized Gain                                     --                   --                        --
  In Excess of Net Realized Gain                        --                   --                        --
                                                    ------               ------                    ------
  Total Distributions                                (0.25)               (0.34)                    (0.71)
                                                    ------               ------                    ------
NET ASSET VALUE, END OF PERIOD         $             10.55     $           9.91     $                9.91
                                                    ------               ------                    ------
                                                    ------               ------                    ------
TOTAL RETURN (1)                                      8.02%                3.48%                     3.76%
                                                    ------               ------                    ------
                                                    ------               ------                    ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $             6,633     $          1,716     $               1,440
Ratio of Expenses to Average Net
  Assets                                              1.45%**              2.20%                     2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  5.00%**              3.65%                     3.38%**
Portfolio Turnover Rate                                 55%                 170%                      223%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $              0.07     $           0.13     $                0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.88%**              3.37%                     3.57%**
  Net Investment Income to Average
    Net Assets                                        3.57%**              2.45%                     2.01%**
-------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           9.90     $          10.20     $           9.54     $          10.56
                                                    ------               ------               ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.39                 0.37                 0.49                 0.43
  Net Realized and Unrealized Gain
    (Loss)                                           (0.05)                0.08                 0.47                (0.40)
                                                    ------               ------               ------              -------
  Total From Investment Operations                    0.34                 0.45                 0.96                 0.03
                                                    ------               ------               ------              -------
DISTRIBUTIONS
  Net Investment Income                              (0.29)               (0.73)               (0.30)               (0.44)
  In Excess of Net Investment Income                 (0.05)               (0.02)                  --                (0.11)
  Net Realized Gain                                     --                   --                   --                (0.47)
  In Excess of Net Realized Gain                        --                   --                   --                (0.03)
                                                    ------               ------               ------              -------
  Total Distributions                                (0.34)               (0.75)               (0.30)               (1.05)
                                                    ------               ------               ------              -------
NET ASSET VALUE, END OF PERIOD            $           9.90     $           9.90     $          10.20     $           9.54
                                                    ------               ------               ------              -------
                                                    ------               ------               ------              -------
TOTAL RETURN (1)                                      3.48%                4.47%               10.24%               (0.25)%
                                                    ------               ------               ------              -------
                                                    ------               ------               ------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          2,445     $          2,844     $          5,965     $          5,407
Ratio of Expenses to Average Net
  Assets                                              2.20%                2.20%                2.20%                2.20%
Ratio of Net Investment Income to
  Average Net Assets                                  3.65%                4.35%                5.09%                3.95%
Portfolio Turnover Rate                                170%                 223%                 169%                 168%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.12     $           0.06     $           0.08     $           0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.35%                2.87%                2.97%                3.29%
  Net Investment Income to Average
    Net Assets                                        2.48%                3.68%                4.32%                2.86%


                                          JANUARY 4, 1993*
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1993
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $             10.00
                                                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.21
  Net Realized and Unrealized Gain
    (Loss)                                            0.55
                                                    ------
  Total From Investment Operations                    0.76
                                                    ------
DISTRIBUTIONS
  Net Investment Income                              (0.20)
  In Excess of Net Investment Income                    --
  Net Realized Gain                                     --
  In Excess of Net Realized Gain                        --
                                                    ------
  Total Distributions                                (0.20)
                                                    ------
NET ASSET VALUE, END OF PERIOD         $             10.56
                                                    ------
                                                    ------
TOTAL RETURN (1)                                      7.61%
                                                    ------
                                                    ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $             6,120
Ratio of Expenses to Average Net
  Assets                                              2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                  4.25%**
Portfolio Turnover Rate                                 55%
-------------------------------------------------------------------------------------------------------------------------

Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $              0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.63%**
  Net Investment Income to Average
    Net Assets                                        2.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         104
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND

                                                                               CLASS A
                                       ----------------------------------------------------------------------------------------
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       JUNE 23, 1993*
SELECTED PER SHARE DATA AND RATIOS     JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     TO JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $       17.15     $       16.42     $       15.50     $       12.00     $          12.00
                                       -------------     -------------     -------------     -------------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                          (0.06)            (0.04)               --             (0.03)                  --
  Net Realized and Unrealized Gain
    (Loss)                                     (0.14)             0.77              1.43              3.53                   --
                                       -------------     -------------     -------------     -------------              -------
  Total From Investment Operations             (0.20)             0.73              1.43              3.50                   --
                                       -------------     -------------     -------------     -------------              -------
DISTRIBUTIONS
  Net Realized Gain                               --                --             (0.49)               --                   --
  In Excess of Net Realized Gain               (0.33)               --             (0.02)               --                   --
                                       -------------     -------------     -------------     -------------              -------
                                               (0.33)               --             (0.51)               --                   --
                                       -------------     -------------     -------------     -------------              -------
NET ASSET VALUE, END OF PERIOD         $       16.62     $       17.15     $       16.42     $       15.50     $          12.00
                                       -------------     -------------     -------------     -------------              -------
                                       -------------     -------------     -------------     -------------              -------
TOTAL RETURN (1)                               (1.10)%           4.45%             9.50%            29.17%                0.00%
                                       -------------     -------------     -------------     -------------              -------
                                       -------------     -------------     -------------     -------------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $     175,440     $     248,009     $     178,667     $     138,212     $         11,770
Ratio of Expenses to Average Net
  Assets                                        1.84%             1.88%             1.90%             1.90%                1.90%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets                 (0.31)%           (0.16)%            0.04%            (0.24)%              (0.81)%**
Portfolio Turnover Rate                           74%               38%               34%               34%                   0%
Average Commission Rate #
  Per Share                            $      0.0110               N/A               N/A               N/A                  N/A
  As a Percentage of Trade Amount               0.51%              N/A               N/A               N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                               --                --                --     $        0.03     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  --                --                --              2.17%               11.83%**
  Net Investment Income (Loss) to
    Average Net Assets                            --                --                --             (0.51)%             (10.74)%**
-------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS B
                                    ---------------------------------------
                                       YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS  JUNE 30, 1997             JUNE 30, 1996
----------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $       16.81     $               16.51
                                    -------------                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                       (0.16)                    (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                  (0.15)                     0.33
                                    -------------                   -------
  Total From Investment Operations          (0.31)                     0.30
                                    -------------                   -------
DISTRIBUTIONS
  Net Realized Gain                            --                        --
  In Excess of Net Realized Gain            (0.33)                       --
                                    -------------                   -------
                                            (0.33)                       --
                                    -------------                   -------
NET ASSET VALUE, END OF PERIOD      $       16.17     $               16.81
                                    -------------                   -------
                                    -------------                   -------
TOTAL RETURN (1)                            (1.79)%                   1.82%
                                    -------------                   -------
                                    -------------                   -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)   $      62,786     $              52,853
Ratio of Expenses to Average Net
  Assets                                     2.59%                     2.61%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets              (1.04)%                   (0.52)%**
Portfolio Turnover Rate                        74%                      %38
Average Commission Rate #
  Per Share                         $      0.0110                       N/A
  As a Percentage of Trade Amount            0.51%                      N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                            --                        --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets               --                        --
  Net Investment Income (Loss) to
    Average Net Assets                         --                        --
---------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                     -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED          JUNE 23, 1993*
RATIOS                               JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994        TO JUNE 30, 1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $       16.78     $       16.19     $       15.40     $       12.00     $             12.00
                                     -------------     -------------     -------------     -------------                  ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss                        (0.21)            (0.13)            (0.12)            (0.10)                     --
  Net Realized and Unrealized
    Gain (Loss)                              (0.10)             0.72              1.42              3.50                      --
                                     -------------     -------------     -------------     -------------                  ------
  Total From Investment
    Operations                               (0.31)             0.59              1.30              3.40                      --
                                     -------------     -------------     -------------     -------------                  ------
DISTRIBUTIONS
  Net Realized Gain                             --                --             (0.49)               --                      --
  In Excess of Net Realized Gain             (0.33)               --             (0.02)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
                                             (0.33)               --             (0.51)               --                      --
                                     -------------     -------------     -------------     -------------                  ------
NET ASSET VALUE, END OF PERIOD       $       16.14     $       16.78     $       16.19     $       15.40     $             12.00
                                     -------------     -------------     -------------     -------------                  ------
                                     -------------     -------------     -------------     -------------                  ------
TOTAL RETURN (1)                             (1.79)%           3.64%             8.71%            28.33%                   0.00%
                                     -------------     -------------     -------------     -------------                  ------
                                     -------------     -------------     -------------     -------------                  ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's)                            $     114,460     $     168,070     $     139,497     $     116,889     $             8,491
Ratio of Expenses to Average Net
  Assets                                      2.59%             2.63%             2.63%             2.65%                   2.65%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets               (1.06)%           (0.94)%           (0.77)%           (0.99)%                 (1.56)%**
Portfolio Turnover Rate                         74%               38%               34%               34%                    % 0
Average Commission Rate #
  Per Share                          $      0.0110               N/A               N/A               N/A                     N/A
  As a Percentage of Trade
    Amount                                    0.51%              N/A               N/A               N/A                     N/A
--------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net
    Investment Loss                             --                --                --     $        0.03     $              0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net Assets                --                --                --              2.92%                  12.64%**
  Net Investment Income (Loss)
    to Average Net Assets                       --                --                --             (1.26)%                (11.55)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for a periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    105
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND

                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          14.63     $          12.89     $          11.70     $              12.00
                                                   -------              -------              -------                  -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.20                 0.27                 0.27                     0.17
  Net Realized and Unrealized Gain
    (Loss)                                            4.05                 1.94                 1.44                    (0.30)
                                                   -------              -------              -------                  -------
  Total from Investment Operations                    4.25                 2.21                 1.71                    (0.13)
                                                   -------              -------              -------                  -------
DISTRIBUTIONS
  Net Investment Income                              (0.20)               (0.27)               (0.28)                   (0.17)
  In Excess of Net Investment Income                 (0.00)++             (0.01)                  --                       --
  Net Realized Gain                                  (1.09)               (0.19)               (0.24)                      --
                                                   -------              -------              -------                  -------
  Total Distributions                                (1.29)               (0.47)               (0.52)                   (0.17)
                                                   -------              -------              -------                  -------
NET ASSET VALUE, END OF PERIOD            $          17.59     $          14.63     $          12.89     $              11.70
                                                   -------              -------              -------                  -------
                                                   -------              -------              -------                  -------
TOTAL RETURN (1)                                     30.68%               17.41%               15.01%                   (1.12)%
                                                   -------              -------              -------                  -------
                                                   -------              -------              -------                  -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         34,331     $         19,674     $         20,675     $             10,717
Ratio of Expenses to Average Net
  Assets                                              1.50%                1.50%                1.50%                    1.50%**
Ratio of Net Investment Income to
  Average Net Assets                                  1.25%                1.90%                2.29%                    2.14%**
Portfolio Turnover Rate                                 73%                  41%                  23%                      17%
Average Commission Rate #                 $         0.0452                  N/A                  N/A                      N/A
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.04     $           0.04     $           0.05     $               0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.76%                1.81%                1.96%                    2.48%**
  Net Investment Income to Average
    Net Assets                                        0.98%                1.59%                1.83%                    1.16%**
-----------------------------------------------------------------------------------------------------------------------------

                                                        CLASS B
                                       ------------------------------------------
                                             YEAR ENDED        AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997             JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $          14.63     $               13.37
                                                -------                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.09                      0.15
  Net Realized and Unrealized Gain
    (Loss)                                         4.05                      1.46
                                                -------                    ------
  Total from Investment Operations                 4.14                      1.61
                                                -------                    ------
DISTRIBUTIONS
  Net Investment Income                           (0.09)                    (0.15)
  In Excess of Net Investment Income              (0.00)++                  (0.01)
  Net Realized Gain                               (1.09)                    (0.19)
                                                -------                    ------
  Total Distributions                             (1.18)                    (0.35)
                                                -------                    ------
NET ASSET VALUE, END OF PERIOD         $          17.59     $               14.63
                                                -------                    ------
                                                -------                    ------
TOTAL RETURN (1)                                  29.77%                    12.29%
                                                -------                    ------
                                                -------                    ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $         15,331     $               2,485
Ratio of Expenses to Average Net
  Assets                                           2.25%                     2.25%**
Ratio of Net Investment Income to
  Average Net Assets                               0.40%                     1.18%**
Portfolio Turnover Rate                              73%                       41%
Average Commission Rate #              $         0.0452                       N/A
-----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $           0.06     $                0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.48%                     2.61%**
  Net Investment Income to Average
    Net Assets                                     0.14%                     0.82%**
-----------------------------------------------------------------------------------------------------------------------------


                                                                                CLASS C
                                          -----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 18, 1993*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995         TO JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          14.64     $          12.89     $          11.69     $              12.00
                                                   -------              -------              -------                   ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.08                 0.16                 0.17                     0.11
  Net Realized and Unrealized Gain
    (Loss)                                            4.05                 1.94                 1.44                    (0.31)
                                                   -------              -------              -------                   ------
  Total from Investment Operations                    4.13                 2.10                 1.61                    (0.20)
                                                   -------              -------              -------                   ------
DISTRIBUTIONS
  Net Investment Income                              (0.09)               (0.15)               (0.17)                   (0.11)
  In Excess of Net Investment Income                 (0.00)++             (0.01)                  --                       --
  Net Realized Gain                                  (1.09)               (0.19)               (0.24)                      --
                                                   -------              -------              -------                   ------
  Total Distributions                                (1.18)               (0.35)               (0.41)                   (0.11)
                                                   -------              -------              -------                   ------
NET ASSET VALUE, END OF PERIOD            $          17.59     $          14.64     $          12.89     $              11.69
                                                   -------              -------              -------                   ------
                                                   -------              -------              -------                   ------
TOTAL RETURN (1)                                     29.67%               16.50%               14.13%                   (1.70)%
                                                   -------              -------              -------                   ------
                                                   -------              -------              -------                   ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         32,425     $         21,193     $         13,867     $              7,237
Ratio of Expenses to Average Net
  Assets                                              2.25%                2.25%                2.25%                    2.25%**
Ratio of Net Investment Income to
  Average Net Assets                                  0.49%                1.17%                1.54%                    1.39%**
Portfolio Turnover Rate                                 73%                  41%                  23%                      17%
Average Commission Rate #                 $         0.0452                  N/A                  N/A                      N/A
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.04     $           0.04     $           0.05     $               0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.47%                2.58%                2.71%                    3.28%**
  Net Investment Income to Average
    Net Assets                                        0.22%                0.84%                1.08%                    0.36%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount is less than $0.01 per share
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         106
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.47     $          11.57     $          12.17     $             12.00
                                                   -------              -------              -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               1.25                 1.36                 1.26                    0.18
  Net Realized and Unrealized Gain
    (Loss)                                            2.30                 0.80                (0.52)                   0.16
                                                   -------              -------              -------                 -------
  Total From Investment Operations                    3.55                 2.16                 0.74                    0.34
                                                   -------              -------              -------                 -------
DISTRIBUTIONS
  Net Investment Income                              (1.25)               (1.26)               (1.22)                  (0.17)
  Net Realized Gain                                  (0.51)                  --                (0.12)                     --
                                                   -------              -------              -------                 -------
  Total Distributions                                (1.76)               (1.26)               (1.34)                  (0.17)
                                                   -------              -------              -------                 -------
NET ASSET VALUE, END OF PERIOD            $          14.26     $          12.47     $          11.57     $             12.17
                                                   -------              -------              -------                 -------
                                                   -------              -------              -------                 -------
TOTAL RETURN (1)                                     30.29%               19.61%                6.87%                   2.86%
                                                   -------              -------              -------                 -------
                                                   -------              -------              -------                 -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         76,439     $         41,493     $         14,819     $             6,857
Ratio of Expenses to Average Net
  Assets                                              1.52%                1.55%                1.55%                   1.55%**
Ratio of Net Investment Income to
  Average Net Assets                                  9.73%               11.95%               11.53%                   8.29%**
Portfolio Turnover Rate                                157%                 220%                 178%                     19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $             --     $           0.02     $           0.05     $              0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                        --                 1.69%                1.97%                   3.23%**
  Net Invesment Income to Average Net
    Assets                                              --                11.81%               11.11%                   6.61%**
----------------------------------------------------------------------------------------------------------------------------

                                                       CLASS B
                                       ----------------------------------------
                                             YEAR ENDED         AUGUST 1, 1995+
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997        TO JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $          12.44     $             11.63
                                                -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            1.07                    1.18
  Net Realized and Unrealized Gain
    (Loss)                                         2.35                    0.72
                                                -------                 -------
  Total From Investment Operations                 3.42                    1.90
                                                -------                 -------
DISTRIBUTIONS
  Net Investment Income                           (1.15)                  (1.09)
  Net Realized Gain                               (0.51)                     --
                                                -------                 -------
  Total Distributions                             (1.66)                  (1.09)
                                                -------                 -------
NET ASSET VALUE, END OF PERIOD         $          14.20     $             12.44
                                                -------                 -------
                                                -------                 -------
TOTAL RETURN (1)                                  29.14%                  17.07%
                                                -------                 -------
                                                -------                 -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $         78,340     $            26,174
Ratio of Expenses to Average Net
  Assets                                           2.27%                   2.30%**
Ratio of Net Investment Income to
  Average Net Assets                               8.86%                  12.06%**
Portfolio Turnover Rate                             157%                    220%
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $             --     $              0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                     --                    2.47%**
  Net Invesment Income to Average Net
    Assets                                           --                   11.89%**
----------------------------------------------------------------------------------------------------------------------------


                                                                               CLASS C
                                          ----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED         APRIL 21, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        TO JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $          12.45     $          11.58     $          12.16     $             12.00
                                                   -------              -------              -------                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               1.16                 1.30                 1.17                    0.17
  Net Realized and Unrealized Gain
    (Loss)                                            2.26                 0.77                (0.50)                   0.15
                                                   -------              -------              -------                  ------
  Total From Investment Operations                    3.42                 2.07                 0.67                    0.32
                                                   -------              -------              -------                  ------
DISTRIBUTIONS
  Net Investment Income                              (1.15)               (1.20)               (1.13)                  (0.16)
  Net Realized Gain                                  (0.51)                  --                (0.12)                     --
                                                   -------              -------              -------                  ------
  Total Distributions                                (1.66)               (1.20)               (1.25)                  (0.16)
                                                   -------              -------              -------                  ------
NET ASSET VALUE, END OF PERIOD            $          14.21     $          12.45     $          11.58     $             12.16
                                                   -------              -------              -------                  ------
                                                   -------              -------              -------                  ------
TOTAL RETURN (1)                                     29.12%               18.71%                6.20%                   2.62%
                                                   -------              -------              -------                  ------
                                                   -------              -------              -------                  ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         41,709     $         28,094     $         11,880     $             6,081
Ratio of Expenses to Average Net
  Assets                                              2.27%                2.30%                2.30%                   2.30%**
Ratio of Net Investment Income to
  Average Net Assets                                  9.04%               11.40%               10.72%                   7.54%**
Portfolio Turnover Rate                                157%                 220%                 178%                     19%
----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $             --     $           0.04     $           0.05     $              0.06
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                        --                 2.44%                2.74%                   4.00%**
  Net Invesment Income to Average Net
    Assets                                              --                11.26%               10.28%                   5.84%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    107
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND

                                                                   CLASS A                                   CLASS B
                                          ----------------------------------------------------------     ----------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.63     $           9.08     $          12.00     $          12.45
                                                   -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.02                 0.10                (0.02)               (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            6.46                 3.47                (2.70)                6.28
                                                   -------              -------              -------              -------
  Total From Investment Operations                    6.48                 3.57                (2.72)                6.25
                                                   -------              -------              -------              -------
DISTRIBUTIONS
  Net Investment Income                                 --                (0.02)                  --                   --
  In Excess of Net Investment Income                 (0.09)                  --                   --                (0.08)
  Net Realized Gain                                  (1.63)                  --                   --                (1.63)
  Return of Capital                                     --                   --                (0.20)                  --
                                                   -------              -------              -------              -------
  Total Distributions                                (1.72)               (0.02)               (0.20)               (1.71)
                                                   -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD            $          17.39     $          12.63     $           9.08     $          16.99
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
TOTAL RETURN (1)                                     57.32%               39.35%              (23.07)%              56.17%
                                                   -------              -------              -------              -------
                                                   -------              -------              -------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         84,401     $         18,701     $          7,658     $         14,314
Ratio of Expenses to Average Net
  Assets                                              2.24%                2.11%                2.46%**              2.99%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.08)%               1.18%               (0.44)%**            (0.78)%
Portfolio Turnover Rate                                241%                 131%                 107%                 241%
Average Commission Rate #
  Per Share                               $         0.0006                  N/A                  N/A     $         0.0006
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A                 0.31%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.10     $           0.09     $           0.13     $           0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.77%                3.28%                4.30%**              3.55%
  Net Investment Income (Loss) to
    Average Net Assets                               (0.61)%               0.01%               (2.26)%**            (1.34)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.10%                2.10%                2.10%**              2.85%
-------------------------------------------------------------------------------------------------------------------------


                                          AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS             JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $                9.58
                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.03
  Net Realized and Unrealized Gain
    (Loss)                                              2.84
                                                      ------
  Total From Investment Operations                      2.87
                                                      ------
DISTRIBUTIONS
  Net Investment Income                                   --
  In Excess of Net Investment Income                      --
  Net Realized Gain                                       --
  Return of Capital                                       --
                                                      ------
  Total Distributions                                     --
                                                      ------
NET ASSET VALUE, END OF PERIOD         $               12.45
                                                      ------
                                                      ------
TOTAL RETURN (1)                                       29.26%
                                                      ------
                                                      ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $               2,041
Ratio of Expenses to Average Net
  Assets                                                2.87%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                 0.88%**
Portfolio Turnover Rate                                  131%
Average Commission Rate #
  Per Share                                              N/A
  As a Percentage of Trade Amount                        N/A
--------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $                0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                        3.89%**
  Net Investment Income (Loss) to
    Average Net Assets                                 (0.14)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                               2.85%**
------------------------------------------------------------------------------------------------------------

                                                                   CLASS C
                                          ----------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.43     $           8.99     $          12.00
                                                   -------               ------               ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                              (0.07)                0.04                (0.08)
  Net Realized and Unrealized Gain
    (Loss)                                            6.31                 3.40                (2.73)
                                                   -------               ------               ------
  Total From Investment Operations                    6.24                 3.44                (2.81)
                                                   -------               ------               ------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                   --
  In Excess of Net Investment Income                 (0.03)                  --                   --
  Net Realized Gain                                  (1.63)                  --                   --
  Return of Capital                                     --                   --                (0.20)
                                                   -------               ------               ------
  Total Distributions                                (1.66)                  --                (0.20)
                                                   -------               ------               ------
NET ASSET VALUE, END OF PERIOD            $          17.01     $          12.43     $           8.99
                                                   -------               ------               ------
                                                   -------               ------               ------
TOTAL RETURN (1)                                     56.04%               38.26%              (23.83)%
                                                   -------               ------               ------
                                                   -------               ------               ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         20,345     $          6,780     $          4,085
Ratio of Expenses to Average Net
  Assets                                              2.99%                2.86%                3.20%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%               0.42%               (1.16)%**
Portfolio Turnover Rate                                241%                 131%                 107%
Average Commission Rate #
  Per Share                               $         0.0006                  N/A                  N/A
  As a Percentage of Trade Amount                     0.31%                 N/A                  N/A
----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.05     $           0.12     $           0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.56%                4.06%                5.20%**
  Net Investment Income (Loss) to
    Average Net Assets                               (1.36)%              (0.78)%              (3.16)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.85%                2.85%                2.85%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         108
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND

                                                                  CLASS A                                 CLASS B
                                          -------------------------------------------------------     ----------------
                                                YEAR ENDED        YEAR ENDED        JULY 6, 1994*           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997     JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.06     $       10.61     $          12.00     $          11.94
                                          ----------------     -------------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01              0.05                 0.05                (0.03)
  Net Realized and Unrealized Gain
    (Loss)                                            1.57              1.44                (1.44)                1.50
                                          ----------------     -------------             --------             --------
  Total From Investment Operations                    1.58              1.49                (1.39)                1.47
                                          ----------------     -------------             --------             --------
DISTRIBUTIONS
  Net Investment Income                                 --             (0.04)                  --                   --
  In Excess of Net Investment Income                 (0.04)               --                   --                (0.04)
  Net Realized Gain                                  (0.13)               --                   --                (0.13)
                                          ----------------     -------------             --------             --------
  Total Distributions                                (0.17)            (0.04)                  --                (0.17)
                                          ----------------     -------------             --------             --------
NET ASSET VALUE, END OF PERIOD            $          13.47     $       12.06     $          10.61     $          13.24
                                          ----------------     -------------             --------             --------
                                          ----------------     -------------             --------             --------
TOTAL RETURN (1)                                     13.54%            14.16%              (11.58)%              12.67%
                                          ----------------     -------------             --------             --------
                                          ----------------     -------------             --------             --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        119,022     $     114,850     $         26,091     $         35,966
Ratio of Expenses to Average Net
  Assets                                              2.21%             2.16%                2.33%**              2.96%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.06)%            0.93%                0.81%**             (0.64)%
Portfolio Turnover Rate                                 82%               42%                  32%                  82%
Average Commission Rate #
  Per Share                               $         0.0007               N/A                  N/A     $         0.0007
  As a Percentage of Trade Amount                     0.39%              N/A                  N/A                 0.39%
----------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.03     $        0.02     $           0.04     $           0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.41%             2.56%                3.10%**              3.17%
  Net Invesment Income (Loss) to
    Average Net Assets                               (0.27)%            0.53%                0.04%**             (0.87)%
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.15%             2.15%                2.15%**              2.90%
----------------------------------------------------------------------------------------------------------------------


                                           AUGUST 1, 1995+ TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $                10.91
                                                     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.01
  Net Realized and Unrealized Gain
    (Loss)                                               1.02
                                                     --------
  Total From Investment Operations                       1.03
                                                     --------
DISTRIBUTIONS
  Net Investment Income                                    --
  In Excess of Net Investment Income                       --
  Net Realized Gain                                        --
                                                     --------
  Total Distributions                                      --
                                                     --------
NET ASSET VALUE, END OF PERIOD         $                11.94
                                                     --------
                                                     --------
TOTAL RETURN (1)                                         9.45%
                                                     --------
                                                     --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $               10,416
Ratio of Expenses to Average Net
  Assets                                                 2.91%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                  0.30%**
Portfolio Turnover Rate                                    42%
Average Commission Rate #
  Per Share                                               N/A
  As a Percentage of Trade Amount                         N/A
----------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $                 0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.31%**
  Net Invesment Income (Loss) to
    Average Net Assets                                  (0.10)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                                2.90%**
---------------------------------------------------------------------------------------------------------------


                                                                     CLASS C
                                          -------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED        JULY 6, 1994* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996           JUNE 30, 1995
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.93     $          10.53     $             12.00
                                                  --------             --------                --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                       (0.08)               (0.01)                     --
  Net Realized and Unrealized Gain
    (Loss)                                            1.55                 1.41                   (1.47)
                                                  --------             --------                --------
  Total From Investment Operations                    1.47                 1.40                   (1.47)
                                                  --------             --------                --------
DISTRIBUTIONS
  Net Investment Income                                 --                   --                      --
  In Excess of Net Investment Income                 (0.01)                  --                      --
  Net Realized Gain                                  (0.13)                  --                      --
                                                  --------             --------                --------
  Total Distributions                                (0.14)                  --                      --
                                                  --------             --------                --------
NET ASSET VALUE, END OF PERIOD            $          13.26     $          11.93     $             10.53
                                                  --------             --------                --------
                                                  --------             --------                --------
TOTAL RETURN (1)                                     12.66%               13.30%                 (12.25)%
                                                  --------             --------                --------
                                                  --------             --------                --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         57,958     $         43,601     $            22,245
Ratio of Expenses to Average Net
  Assets                                              2.96%                2.91%                   3.08%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              (0.79)%              (0.11)%                  0.06%**
Portfolio Turnover Rate                                 82%                  42%                     32%
Average Commission Rate #
  Per Share                               $         0.0007                  N/A                     N/A
  As a Percentage of Trade Amount                     0.39%                 N/A                     N/A
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.02     $           0.03     $              0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.17%                3.34%                   3.90%**
  Net Invesment Income (Loss) to
    Average Net Assets                               (1.00)%              (0.54)%                 (0.76)%**
Ratio of Expenses to Average Net
  Assets excluding country tax
  expense                                             2.90%                2.90%                   2.90%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    109
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND

                                                            CLASS A                           CLASS B
                                          -------------------------------------------     ----------------
                                                YEAR ENDED        JANUARY 2, 1996* TO           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997              JUNE 30, 1996        JUNE 30, 1997
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          14.40     $                12.00     $          14.38
                                                   -------                     ------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.01                       0.06                (0.02)
  Net Realized and Unrealized Gain                    3.95                       2.40                 3.86
                                                   -------                     ------              -------
  Total From Investment Operations                    3.96                       2.46                 3.84
                                                   -------                     ------              -------
DISTRIBUTION:
  Net Investment Income                              (0.03)                     (0.06)               (0.02)
  Net Realized Gain                                  (1.35)                        --                (1.35)
                                                   -------                     ------              -------
  Total Distributions                                (1.38)                     (0.06)               (1.37)
                                                   -------                     ------              -------
NET ASSET VALUE, END OF PERIOD            $          16.98     $                14.40     $          16.85
                                                   -------                     ------              -------
                                                   -------                     ------              -------
TOTAL RETURN (1)                                     28.93%                     20.52%               28.01%
                                                   -------                     ------              -------
                                                   -------                     ------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         22,521     $                5,382     $         34,382
Ratio of Expenses to Average Net
  Assets                                              1.57%                      2.03%**              2.32%
Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                 (0.04)%                     1.22%**             (0.83)%
Portfolio Turnover Rate                                241%                       204%                 241%
Average Commission Rate #                 $         0.0536                        N/A     $         0.0536
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.22     $                 0.06     $           0.02
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.38%                      3.26%**              2.88%
  Net Investment Income to Average
    Net Assets                                       (0.85)%                    (0.01)%**            (1.43)%
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                               1.50%                      1.50%**              2.25%

                                                                                    CLASS C
                                                                  -------------------------------------------
                                          JANUARY 2, 1996* TO           YEAR ENDED        JANUARY 2, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1996        JUNE 30, 1997              JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $                12.00     $          14.37     $                12.00
                                                       ------              -------                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.03                (0.06)                      0.03
  Net Realized and Unrealized Gain                       2.39                 3.89                       2.38
                                                       ------              -------                     ------
  Total From Investment Operations                       2.42                 3.83                       2.41
                                                       ------              -------                     ------
DISTRIBUTION:
  Net Investment Income                                 (0.04)               (0.02)                     (0.04)
  Net Realized Gain                                        --                (1.35)                        --
                                                       ------              -------                     ------
  Total Distributions                                   (0.04)               (1.37)                     (0.04)
                                                       ------              -------                     ------
NET ASSET VALUE, END OF PERIOD         $                14.38     $          16.83     $                14.37
                                                       ------              -------                     ------
                                                       ------              -------                     ------
TOTAL RETURN (1)                                        20.18%               28.04%                     20.10%

                                                       ------              -------                     ------
                                                       ------              -------                     ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $                2,426     $          9,410     $                2,582
Ratio of Expenses to Average Net
  Assets                                                 2.67%**              2.32%                      2.67%**

Ratio of Net Investment Income (Loss)
  to
  Average Net Assets                                     0.43%**             (0.77)%                     0.44%**

Portfolio Turnover Rate                                   204%                 241%                       204%

Average Commission Rate #                                 N/A     $         0.0536                        N/A
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $                 0.07     $           0.07     $                 0.07
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         3.79%**              3.23%                      3.80%**

  Net Investment Income to Average
    Net Assets                                          (0.69)%**            (1.67)%                    (0.69)%**
Ratio of Expenses to Average Net
  Assets
  excluding dividend expense on
  securities sold short                                  2.25%**              2.25%                      2.25%**


--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         110
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND

                                                       CLASS A                               CLASS B                     CLASS C
                                          ---------------------------------     ---------------------------------     -------------
                                             YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED     MAY 1, 1996* TO        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997       JUNE 30, 1996     JUNE 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       12.52     $         12.00     $       12.52     $         12.00     $       12.52
                                          -------------              ------     -------------              ------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.37                0.08              0.15                0.07              0.20
  Net Realized and Unrealized Gain                 4.03                0.48              4.12                0.48              4.07
                                          -------------              ------     -------------              ------     -------------
  Total From Investment Operations                 4.40                0.56              4.27                0.55              4.27
                                          -------------              ------     -------------              ------     -------------
DISTRIBUTION:
  Net Investment Income                           (0.29)              (0.04)            (0.19)              (0.03)            (0.19)
  Net Realized Gain                               (0.24)                 --             (0.24)                 --             (0.24)
                                          -------------              ------     -------------              ------     -------------
  Total Distributions                             (0.53)              (0.04)            (0.43)              (0.03)            (0.43)
                                          -------------              ------     -------------              ------     -------------
NET ASSET VALUE, END OF PERIOD            $       16.39     $         12.52     $       16.36     $         12.52     $       16.36
                                          -------------              ------     -------------              ------     -------------
                                          -------------              ------     -------------              ------     -------------
TOTAL RETURN (1)                                  35.75%               4.63%            34.58%               4.54%            34.56%
                                          -------------              ------     -------------              ------     -------------
                                          -------------              ------     -------------              ------     -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      14,827     $         1,829     $       7,120     $         2,197     $       2,369
Ratio of Expenses to Average Net
  Assets                                           1.55%               1.55%**           2.30%               2.30%**           2.30%
Ratio of Net Investment Income to
  Average Net Assets                               2.33%               4.11%**           1.49%               3.35%**           1.46%
Portfolio Turnover Rate                             143%                  0%              143%                  0%              143%
Average Commission Rate #                 $      0.0582                 N/A     $      0.0582                 N/A     $      0.0582
-----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $        0.16     $          0.08     $        0.11     $          0.07     $        0.17
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.51%               5.58%**           3.39%               6.34%**           3.58%
  Net Investment Income to Average
    Net Assets                                     1.36%               0.08%**           0.39%              (0.69)%**          0.16%


                                       MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS       JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         12.00
                                                ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.07
  Net Realized and Unrealized Gain                0.48
                                                ------
  Total From Investment Operations                0.55
                                                ------
DISTRIBUTION:
  Net Investment Income                          (0.03)
  Net Realized Gain                                 --
                                                ------
  Total Distributions                            (0.03)
                                                ------
NET ASSET VALUE, END OF PERIOD         $         12.52
                                                ------
                                                ------
TOTAL RETURN (1)                                  4.54%
                                                ------
                                                ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $         1,782
Ratio of Expenses to Average Net
  Assets                                          2.30%**
Ratio of Net Investment Income to
  Average Net Assets                              3.39%**
Portfolio Turnover Rate                              0%
Average Commission Rate #                          N/A
--------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $          0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  6.32%**
  Net Investment Income to Average
    Net Assets                                   (0.63)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    111
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND

                                                          CLASS A                                     CLASS B
                                          ---------------------------------------     ---------------------------------------
                                                YEAR ENDED        MAY 1, 1996* TO           YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997          JUNE 30, 1996        JUNE 30, 1997          JUNE 30, 1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          11.92     $            12.00     $          11.93     $            12.00
                                                    ------                 ------               ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               1.07                   0.13                 0.98                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                            0.99                  (0.09)                0.99                  (0.09)
                                                    ------                 ------               ------                 ------
  Total From Investment Operations                    2.06                   0.04                 1.97                   0.03
                                                    ------                 ------               ------                 ------
DISTRIBUTION:
  Net Investment Income                              (1.07)                 (0.12)               (0.99)                 (0.10)
  Net Realized Gain                                  (0.05)                    --                (0.05)                    --
                                                    ------                 ------               ------                 ------
  Total Distributions                                (1.12)                 (0.12)               (1.04)                 (0.10)
                                                    ------                 ------               ------                 ------
NET ASSET VALUE, END OF PERIOD            $          12.86     $            11.92     $          12.86     $            11.93
                                                    ------                 ------               ------                 ------
                                                    ------                 ------               ------                 ------
TOTAL RETURN (1)                                     18.12%                  0.29%               17.22%                  0.21%
                                                    ------                 ------               ------                 ------
                                                    ------                 ------               ------                 ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          8,980     $            3,907     $          8,617     $            3,421
Ratio of Expenses to Average Net
  Assets                                              1.25%                  1.25%**              2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                                  8.83%                  6.85%**              7.99%                  6.08%**
Portfolio Turnover Rate                                104%                    10%                 104%                    10%
-----------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $           0.10     $             0.04     $           0.10     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      2.04%                  3.51%**              2.82%                  4.25%**
  Net Investment Income to Average
    Net Assets                                        8.04%                  4.59%**              7.17%                  3.83%**

                                                       CLASS C
                                       ---------------------------------------
                                             YEAR ENDED        MAY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997          JUNE 30, 1996
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $          11.93     $            12.00
                                                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.99                   0.12
  Net Realized and Unrealized Gain
    (Loss)                                         0.98                  (0.09)
                                                 ------                 ------
  Total From Investment Operations                 1.97                   0.03
                                                 ------                 ------
DISTRIBUTION:
  Net Investment Income                           (0.99)                 (0.10)
  Net Realized Gain                               (0.05)                    --
                                                 ------                 ------
  Total Distributions                             (1.04)                 (0.10)
                                                 ------                 ------
NET ASSET VALUE, END OF PERIOD         $          12.86     $            11.93
                                                 ------                 ------
                                                 ------                 ------
TOTAL RETURN (1)                                  17.21%                  0.21%
                                                 ------                 ------
                                                 ------                 ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $          4,970     $            3,316
Ratio of Expenses to Average Net
  Assets                                           2.00%                  2.00%**
Ratio of Net Investment Income to
  Average Net Assets                               8.03%                  6.07%**
Portfolio Turnover Rate                             104%                    10%
-----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                             $           0.11     $             0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   2.88%                  4.25%**
  Net Investment Income to Average
    Net Assets                                     7.15%                  3.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         112
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND

                                                CLASS A                 CLASS B                 CLASS C
                                          -------------------     -------------------     -------------------
                                             JULY 1, 1996* TO        JULY 1, 1996* TO        JULY 1, 1996* TO
SELECTED PER SHARE DATA AND RATIOS              JUNE 30, 1997           JUNE 30, 1997           JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $             12.00     $             12.00     $             12.00
                                                      -------                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.17                    0.10                    0.06
  Net Realized and Unrealized Gain                       1.88                    1.85                    1.88
                                                      -------                 -------                 -------
  Total From Investment Operations                       2.05                    1.95                    1.94
                                                      -------                 -------                 -------
DISTRIBUTION:
  Net Investment Income                                 (0.13)                  (0.10)                  (0.10)
  Net Realized Gain                                     (0.01)                  (0.01)                  (0.01)
                                                      -------                 -------                 -------
  Total Distributions                                   (0.14)                  (0.11)                  (0.11)
                                                      -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD            $             13.91     $             13.84     $             13.83
                                                      -------                 -------                 -------
                                                      -------                 -------                 -------
TOTAL RETURN (1)                                        17.30%                  16.40%                  16.27%
                                                      -------                 -------                 -------
                                                      -------                 -------                 -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $            21,961     $            18,215     $             9,156
Ratio of Expenses to Average Net
  Assets                                                 1.65%                   2.40%                   2.40%
Ratio of Net Investment Income to
  Average Net Assets                                     1.39%                   0.54%                   0.29%
Portfolio Turnover Rate                                    22%                     22%                     22%
Average Commission Rate #
  Per Share                               $            0.0318     $            0.0318     $            0.0318
  As a Percentage of Trade Amount                        0.33%                   0.33%                   0.33%
-------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $              0.11     $              0.17     $              0.21
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                         2.50%                   3.34%                   3.45%
  Net Investment Income (Loss) to
    Average Net Assets                                   0.52%                  (0.42)%                 (0.77)%

--------------------------------------------------------------------------------

  *  Commencement of operations
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    113
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1997     JUNE 30, 1996     JUNE 30, 1995     JUNE 30, 1994     JUNE 30, 1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0443            0.0464            0.0448            0.0243            0.0246
  Net Realized and Unrealized Gain
    (Loss)                                           --           (0.0011)               --            0.0011            0.0002
                                          -------------     -------------     -------------     -------------     -------------
  Total From Investment Operations               0.0443            0.0453            0.0448            0.0254            0.0248
                                          -------------     -------------     -------------     -------------     -------------
DISTRIBUTIONS:
  Net Investment Income                         (0.0443)          (0.0464)          (0.0448)          (0.0243)          (0.0246)
  Net Realized Gain                                  --           (0.0001)               --           (0.0011)          (0.0002)
                                          -------------     -------------     -------------     -------------     -------------
  Total Distributions                           (0.0443)          (0.0465)          (0.0448)          (0.0254)          (0.0248)
                                          -------------     -------------     -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                          -------------     -------------     -------------     -------------     -------------
                                          -------------     -------------     -------------     -------------     -------------
TOTAL RETURN                                       4.53%             4.72%             4.58%             2.45%             2.51%
                                          -------------     -------------     -------------     -------------     -------------
                                          -------------     -------------     -------------     -------------     -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $      94,768     $     145,978     $      67,505     $     102,551     $     101,736
Ratio of Expenses to Average Net
  Assets                                           0.95%             0.95%             0.95%             0.95%             0.95%
Ratio of Net Investment Income to
  Average Net Assets                               4.43%             4.68%             4.61%             2.40%             2.50%
-------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.27%             1.24%             1.12%             1.22%             1.19%
  Net Investment Income to Average
    Net Assets                                     4.10%             4.39%             4.44%             2.13%             2.26%
-------------------------------------------------------------------------------------------------------------------------------

------------------
         114
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND

                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS           JUNE 30, 1997        JUNE 30, 1996        JUNE 30, 1995        JUNE 30, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $           1.00     $           1.00     $           1.00     $           1.00
                                                  --------             --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.0450               0.0463               0.0446               0.0246
  Net Realized and Unrealized Gain
    (Loss)                                              --              (0.0006)              0.0001                   --
                                                  --------             --------             --------             --------
  Total From Investment Operations                  0.0450               0.0457               0.0447               0.0246
                                                  --------             --------             --------             --------
DISTRIBUTIONS:
  Net Investment Income                            (0.0450)             (0.0463)             (0.0446)             (0.0246)
  Net Realized Gain                                     --                   --              (0.0001)                  --
                                                  --------             --------             --------             --------
  Total Distributions                              (0.0450)             (0.0463)             (0.0447)             (0.0246)
                                                  --------             --------             --------             --------
NET ASSET VALUE, END OF PERIOD            $           1.00     $           1.00     $           1.00     $           1.00
                                                  --------             --------             --------             --------
                                                  --------             --------             --------             --------
TOTAL RETURN                                          4.60%                4.72%                4.55%                2.49%
                                                  --------             --------             --------             --------
                                                  --------             --------             --------             --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $        138,422     $        170,973     $        171,515     $        176,599
Ratio of Expenses to Average Net
  Assets                                              0.98%                0.98%                0.98%                0.98%
Ratio of Net Investment Income to
  Average Net Assets                                  4.50%                4.65%                4.45%                2.45%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      1.27%                1.22%                1.18%                1.19%
  Net Investment Income to Average
    Net Assets                                        4.20%                4.41%                4.25%                2.24%
-------------------------------------------------------------------------------------------------------------------------

                                             YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        JUNE 30, 1993
-------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $           1.00
                                               --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.0243
  Net Realized and Unrealized Gain
    (Loss)                                       0.0001
                                               --------
  Total From Investment Operations               0.0244
                                               --------
DISTRIBUTIONS:
  Net Investment Income                         (0.0243)
  Net Realized Gain                             (0.0001)
                                               --------
  Total Distributions                           (0.0244)
                                               --------
NET ASSET VALUE, END OF PERIOD         $           1.00
                                               --------
                                               --------
TOTAL RETURN                                       2.47%
                                               --------
                                               --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)      $        156,310
Ratio of Expenses to Average Net
  Assets                                           0.98%
Ratio of Net Investment Income to
  Average Net Assets                               2.44%
--------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                   1.20%
  Net Investment Income to Average
    Net Assets                                     2.22%
-------------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    115
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------

COMMON STOCKS (79.9%)
  CONSUMER GOODS (3.9%)
    12,880   Bergen Brunswig Corp. 'A'........................  $    553
    63,970   Columbia HCA/Healthcare Corp.....................     1,887
    38,510   Mallinckrodt, Inc................................     1,425
    34,710   Maxicare Health Plans, Inc.......................       447
    35,300   National Steel Corp. 'B'.........................       530
    43,620   Owens Corning....................................     1,603
     4,900   Reynolds Metals Co...............................       279
    28,100   Vencor, Inc......................................       681
                                                                --------
                                                                   7,405
                                                                --------
  CAPITAL EQUIPMENT (23.2%)
    15,140   AMR Corp.........................................     1,835
    84,890   Aeroquip-Vickers Inc.............................     4,334
    43,760   Arrow Electronics, Inc...........................     1,340
    47,630   Beckman Instruments, Inc.........................     1,864
    55,400   Case Corp........................................     3,435
    21,800   Caterpillar, Inc.................................     1,045
    59,200   Cummins Engine...................................     3,811
    30,680   DTE Energy Co....................................     1,006
    17,360   Deere & Co.......................................       952
    17,000   Dow Chemical Co..................................     1,679
    23,210   Du Pont (EI) de Nemours Co.......................     1,406
    20,200   Eaton Corp.......................................     1,908
    31,490   Entergy Corp.....................................       819
    18,310   FMC Corp.........................................     1,338
    54,800   Goodyear Tire & Rubber Co........................     3,325
    70,660   Harnischfeger Industries, Inc....................     2,698
    39,150   Kennametal, Inc..................................     2,063
   100,270   Olsten Corp......................................     1,491
    41,625   Parker-Hannifin Corp.............................     1,852
    18,260   Rohm & Haas Co...................................     1,679
    18,970   Standard Register Co.............................       650
    29,770   Tecumseh Products Co. 'A'........................     1,466
    39,210   Tektronix, Inc...................................     1,644
                                                                --------
                                                                  43,640
                                                                --------
  CONSUMER PRODUCTS--MISCELLANEOUS (20.7%)
    32,590   Dana Corp........................................     1,524
    35,220   Dillards Inc. 'A'................................     1,288
    41,610   Federated Department Stores......................     1,896
   113,430   Ford Motor Co....................................     4,877
    48,780   General Motors Corp..............................     2,976
    44,100   International Business Machines Corp.............     4,832
    81,740   Philip Morris Cos., Inc..........................     3,556
    78,340   RJR Nabisco Holdings Corp........................     2,854
    36,330   Russell Corp.....................................     1,110
    43,830   Seagate Technology, Inc..........................       994
    49,600   Sears, Roebuck & Co..............................     2,272
    27,820   Springs Industries, Inc. 'A'.....................     1,403
    60,700   Stratus Computer, Inc............................     1,977
    28,260   TRW, Inc.........................................     1,604
    48,240   Toys 'R' Us, Inc.................................     1,646
    34,310   Tupperware Corp..................................       819
    48,640   VF Corp..........................................     2,247
    49,890   Western Digital Corp.............................     1,007
                                                                --------
                                                                  38,882
                                                                --------

                                                                   VALUE
    SHARES                                                         (000)
------------------------------------------------------------------------
  ENERGY (7.5%)
    19,880   Amoco Corp.......................................  $  1,789
    23,210   Atlantic Richfield Co............................     1,892
    18,970   Cinergy Corp.....................................       676
    15,900   Duke Power Co....................................       827
     7,990   El Paso Natural Gas..............................       490
    26,540   GPU, Inc.........................................     1,048
    19,980   Mapco, Inc.......................................       862
    39,660   Phillips Petroleum Co............................     1,921
    36,130   Repsol S.A. ADR..................................     1,558
    42,870   Ultramar Diamond Shamrock Corp...................     1,305
    55,200   YPF S.A. ADR.....................................     1,853
                                                                --------
                                                                  14,221
                                                                --------
  FINANCE (16.0%)
    26,140   Allstate Corp....................................     2,245
    26,440   American General Corp............................     1,424
    16,410   Bank of New York Co., Inc........................       882
    13,400   CIGNA Corp.......................................     2,241
    11,350   Capital One Financial Corp.......................       514
    26,820   Chase Manhattan Corp.............................     2,913
    16,140   Chubb Corp.......................................     1,145
    14,230   Citicorp.........................................     1,707
    16,350   Crestar Financial Corp...........................       840
    45,010   Everest Reinsurance Holdings, Inc................     1,708
    19,140   Fannie Mae.......................................     1,011
    29,460   First Union Corp. (N.C.).........................     1,436
    20,220   Hartford Financial Services Group................     1,693
    29,160   Mellon Bank Corp.................................     1,653
    40,770   Old Republic International Corp..................     1,470
    41,080   Reliastar Financial Corp.........................     1,520
    13,520   Republic New York Corp...........................     1,470
    31,690   Signet Banking Corp..............................     1,709
    37,960   TIG Holdings, Inc................................     1,222
    18,865   Transatlantic Holdings, Inc......................     1,348
                                                                --------
                                                                  30,151
                                                                --------
  MATERIALS (4.1%)
    22,930   British Petroleum ADR............................     1,903
    34,510   Cabot Corp.......................................       904
    47,330   Great Lakes Chemical Corp........................     2,124
    35,800   IMC Global, Inc..................................     1,128
    45,900   Inland Steel Industries, Inc.....................       878
    24,220   Westvaco Corp....................................       790
                                                                --------
                                                                   7,727
                                                                --------
  SERVICES (4.5%)
    25,380   CSX Corp.........................................     1,328
    24,700   Delta Airlines Inc...............................     2,753
    58,600   Foundation Health Systems 'A'....................     1,644
    44,810   IBP, Inc.........................................     1,022
    39,660   Universal Foods Corp.............................     1,646
                                                                --------
                                                                   8,393
                                                                --------
TOTAL COMMON STOCKS (COST $154,272)...........................   150,419
                                                                --------

--------------
         116
    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                                   VALUE FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

      FACE
    AMOUNT                                                         VALUE
     (000)                                                         (000)
------------------------------------------------------------------------

SHORT-TERM INVESTMENT (17.4%)
  REPURCHASE AGREEMENT (17.4%)
$   32,772   Chase Securities, Inc., 5.53%, dated 11/28/97,
               due 12/01/97, to be repurchased at $32,787,
               collateralized by $33,305 U.S. Treasury Notes,
               6.125%, due 5/15/98, valued at $33,484
               (COST $32,772).................................  $ 32,772
                                                                --------
TOTAL INVESTMENTS (97.3%) (COST $187,044).....................   183,191
OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)..................     4,995
                                                                --------
NET ASSETS (100%).............................................  $188,186
                                                                --------
                                                                --------

---------------

ADR   --  American Depositary Receipt

                                                         -----------------------
                                                                    117
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                          VALUE
                                           FUND
                                          (000)
-----------------------------------------------
ASSETS:
  Investments in Securities, at
    Value*
    (Note 1)                           $183,191
  Receivable for:
    Investments Sold                        960
    Fund Shares Sold                      4,111
    Dividends                               331
    Interest                                 15
  Deferred Organizational Costs              38
                                       --------
    Total Assets                        188,646
                                       --------
LIABILITIES:
  Payable for:
    Fund Shares Redeemed                     23
    Bank Overdraft                          107
    Investment Advisory Fees                143
    Administrative Fees                      36
    Custody Fees                              7
    Professional Fees                         9
    Distribution Fees                        84
    Shareholder Reporting Expenses            6
    Filing and Registration Fees             44
  Other                                       1
                                       --------
  Total Liabilities                         460
                                       --------
  NET ASSETS                           $188,186
                                       --------
                                       --------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $     19
  Paid in Capital in Excess of Par      190,335
  Undistributed Net Investment Income       328
  Accumulated Net Realized Gain           1,357
  Unrealized Depreciation on
    Investments                          (3,853)
                                       --------
NET ASSETS                             $188,186
                                       --------
                                       --------
CLASS A SHARES:
  Net Assets                           $ 94,426
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                        9,342
  Net Asset Value and Redemption
    Price Per Share                    $  10.11
                                       --------
                                       --------
  Maximum Sales Charge                     5.75%
  Maximum Offering Price Per Share
    (Net Asset Value Per Share X
    100-maximum sales charge)          $  10.73
                                       --------
                                       --------
CLASS B SHARES:
  Net Assets                           $ 76,892
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                        7,630
  Net Asset Value and Offering Price
    Per Share**                        $  10.08
                                       --------
                                       --------
CLASS C SHARES:
  Net Assets                           $ 16,868
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                        1,675
  Net Asset Value and Offering Price
    Per Share**                        $  10.07
                                       --------
                                       --------
  Investments at Cost                  $187,044
                                       --------
                                       --------

---------------

  *  Including repurchase agreement aggregating $32,772,000.
 **  Redemption price may be subject to a contingent deferred sales charge.

------------------
         118
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                        JULY 7, 1997* TO
                                       NOVEMBER 30, 1997
                                             (UNAUDITED)
                                                   VALUE
                                                    FUND
                                                   (000)
--------------------------------------------------------

INVESTMENT INCOME:
  Dividends                            $             717
  Interest                                           416
                                                 -------
   Total Income                                    1,133
                                                 -------
EXPENSES:
  Investment Advisory Fees                           354
    Less: Fees Waived                                (96)
                                                 -------
  Net Investment Advisory Fees                       258
  Administrative Fees                                113
  Custodian Fees                                       7
  Filing and Registration Fees                        45
  Professional Fees                                   15
  Shareholder Reports                                 11
  Distribution Fees
    Class A                                           57
    Class B                                          178
    Class C                                           36
  Amortization of Organizational
    Costs                                             25
  Blue Sky Fees                                       59
  Other                                                1
                                                 -------
   Net Expenses                                      805
                                                 -------
Net Investment Income                                328
                                                 -------
NET REALIZED GAIN (LOSS) ON:
  Investments                                      1,357
                                                 -------
CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION ON:
  Investments                                     (3,853)
                                                 -------
Net Realized Gain (Loss) and Change
  in Unrealized
  Appreciation/Depreciation                       (2,496)
                                                 -------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS            $          (2,168)
                                                 -------
                                                 -------

-----------------

  *  Commencement of Operations

                                                         -----------------------
                                                                    119
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                   VALUE FUND

                                        JULY 7, 1997* TO
                                       NOVEMBER 30, 1997
                                             (UNAUDITED)
                                                   (000)
--------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $             328
  Net Realized Gain on Investments                 1,357
  Change in Unrealized
    Appreciation/Depreciation                     (3,853)
                                       -----------------
  Net Decrease in Net Assets from
    Operations                                    (2,168)
                                       -----------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     196,556
  Redeemed                                        (6,202)
                                       -----------------
  Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                                 190,354
                                       -----------------
  Total Increase in Net Assets                   188,186
NET ASSETS -- Beginning of Year                       --
                                       -----------------
NET ASSETS -- End of Year (Including
  undistributed net investment income
  of $328)                             $         188,186
                                       -----------------
                                       -----------------
--------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                    9,721
     Redeemed                                       (379)
                                       -----------------
   Net Increase in Class A Shares
     Outstanding                                   9,342
                                       -----------------
                                       -----------------
   Dollars:
     Subscribed                        $          99,328
     Redeemed                                     (3,878)
                                       -----------------
   Net Increase                        $          95,450
                                       -----------------
                                       -----------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                    7,791
     Redeemed                                       (161)
                                       -----------------
     Net Increase in Class B Shares
      Outstanding                                  7,630
                                       -----------------
                                       -----------------
   Dollars:
     Subscribed                        $          79,467
     Redeemed                                     (1,647)
                                       -----------------
   Net Increase                        $          77,820
                                       -----------------
                                       -----------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                    1,742
     Redeemed                                        (67)
                                       -----------------
   Net Increase in Class C Shares
     Outstanding                                   1,675
                                       -----------------
                                       -----------------
   Dollars:
     Subscribed                        $          17,761
     Redeemed                                       (677)
                                       -----------------
   Net Increase                        $          17,084
                                       -----------------
                                       -----------------
--------------------------------------------------------
* Commencement of operations

-----------
         120
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                   VALUE FUND

                                                CLASS A                  CLASS B                  CLASS C
                                          --------------------     --------------------     --------------------
                                                 JULY 7, 1997*            JULY 7, 1997*            JULY 7, 1997*
                                          TO NOVEMBER 30, 1997     TO NOVEMBER 30, 1997     TO NOVEMBER 30, 1997
SELECTED PER SHARE DATA AND RATIOS                 (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $              10.00     $              10.00     $              10.00
                                                       -------                  -------                  -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                   0.03                     0.01                     0.01
  Net Realized and Unrealized Gain                        0.08                     0.07                     0.06
                                                       -------                  -------                  -------
  Total From Investment Operations                        0.11                     0.08                     0.07
                                                       -------                  -------                  -------
NET ASSET VALUE, END OF PERIOD            $              10.11     $              10.08     $              10.07
                                                       -------                  -------                  -------
                                                       -------                  -------                  -------
TOTAL RETURN (1)                                          2.77%                    2.01%                    1.76%
                                                       -------                  -------                  -------
                                                       -------                  -------                  -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $             94,426     $             76,892     $             16,868
Ratio of Expenses to Average Net
  Assets                                                  1.50%**                  2.25%**                  2.25%**
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                   1.13%**                  0.37%**                  0.39%**
Portfolio Turnover Rate                                     13%                      13%                      13%
Average Commission Rate                   $             0.0590     $             0.0590     $             0.0590
----------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $               0.01     $               0.01     $               0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                          1.72%**                  2.47%**                  2.47%**
  Net Investment Income to Average
    Net Assets                                            0.91%**                  0.14%**                  0.16%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    121
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of November 30, 1997, the Fund had fifteen separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Value Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Value Fund," "Global Equity Fund," "Government Obligations Money Market Fund" and "Money Market Fund" individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares Class A, Class B and Class C shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

The Value Fund commenced operations on July 7, 1997. The financial statements presented here are for the Value Fund only.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The organizational costs of the Portfolio are being amortized on a straight line basis over a

------------------
         122

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                               NOVEMBER 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

period of five years beginning with the Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolio are recorded on the ex-distribution date.

The amount and the character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

B. ADVISER: Van Kampen American Capital Investment Advisory Corp., (the "Adviser") a wholly owned subsidiary of Van Kampen American Capital, Inc. (an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.) and Morgan Stanley Asset Management, Inc. ("MSAM" or a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provide the Portfolio with investment advisory services for a fee computed daily and paid monthly at the annual rate based on average daily net assets as follows:

                                                  ASSETS
                           ----------------------------------------------------
                                                          FROM
                                     FIRST                $500
                                      $500          MILLION TO        MORE THAN
PORTFOLIO                          MILLION          $1 BILLION       $1 BILLION
-------------------------          -------          ----------  ---------------
Value Fund...............            0.80%              0.75%             0.70%

The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolio, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated as follows:

                                                  CLASS A          CLASS B AND CLASS C
                                           MAX. OPERATING               MAX. OPERATING
                                                  EXPENSE                      EXPENSE
PORTFOLIO                                           RATIO                        RATIO
-------------------------------------  ------------------  ---------------------------
Value Fund...........................            1.50%                     2.25%

C. ADMINISTRATOR: Van Kampen American Capital Investment Advisory Corp. (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by the Adviser from the fee it receives from the Fund. Transfer Agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of MSAM.

D. DISTRIBUTOR: Van Kampen American Capital Distributors, Inc. ("the Distributor") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Portfolio's shares. The Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of the Portfolio.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition the distributor may receive a contingent deferred sales charge for certain purchases of Class B and Class C shares of the Portfolio redeemed within one to five years following such purchase. For the period ended November 30, 1997, the Distributor has advised the Portfolio that it earned initial sales charges of $600,753 for Class A shares and deferred sales charges of $27,897 and $1,061 for Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investments purchased and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the period ended November 30, 1997, the Portfolio incurred custody fees of $7,381 that were payable to MSTC at November 30, 1997.

                                                              ------------------
                                                                    123

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                               NOVEMBER 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

F. PURCHASES AND SALES: For the period ended November 30, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were $163,282,495 and $10,367,603, respectively.

There were no purchases and sales of long term U.S. Government securities for the period ended November 30, 1997 for the Portfolio.

G. OTHER: At November 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments was as follows:

                                                                  NET
                         COST       APPREC.     (DEPREC.)   (DEPRECIATION)
PORTFOLIO                (000)       (000)        (000)          (000)
---------------------  ---------  -----------  -----------  ---------------
Value Fund...........  $ 187,044   $   3,685    $  (7,538)     $  (3,853)

------------------
         124

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of June 30, 1997, the Fund had thirteen separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Government Obligations Money Market Fund" and "Money Market Fund," individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares, Class A, Class B and Class C Shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

On July 16, 1996, The Boards of Directors of the PCS Cash Fund, Inc. approved an Agreement and Plan of Reorganization and Liquidation by and between the PCS Cash Fund, Inc. (comprised of the PCS Government-Obligations Money Market Portfolio, PCS Money Market Portfolio and PCS Tax-Free Money Market Portfolio) and Morgan Stanley Fund, Inc. On September 26, 1996, all or substantially all of the PCS Cash Fund, Inc.'s assets and liabilities were transferred to Morgan Stanley Fund, Inc. in exchange for shares of Morgan Stanley Fund, Inc.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Government Obligations Money Market and Money Market Funds are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

At June 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by U.S. Federal income tax regulations, through the indicated expiration dates:

                                               EXPIRATION DATE
                                                 JUNE 30, 2004
PORTFOLIOS                                               (000)
-------------------------------------  -----------------------
Government Obligations Money
  Market.............................  $               90
Money Market.........................  $               98

                                                              ------------------
                                                                    125

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1996 to June 30, 1997 certain Portfolios incurred and elected to defer until July 1, 1997, for U.S. Federal income tax purposes, net currency and capital losses of approximately:

                                                  CURRENCY
                                               AND CAPITAL
                                                    LOSSES
PORTFOLIO                                            (000)
-------------------------------------  -------------------
Global Fixed Income..................  $              83
Asian Growth.........................              8,841
Latin American.......................                 11
Emerging Markets.....................                223

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

The net assets of certain Portfolios include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange

-----------------------
         126

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SHORT SALES: The Aggressive Equity Fund may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to purchase securities at the market price to replace the borrowed securities at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay dividends or interests payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. PURCHASED OPTIONS: Certain Portfolios may purchase call or put options on their portfolio securities. A Portfolio may purchase call options to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Portfolios that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at June 30, 1997 is as follows:

                                               VALUE OF LOANED            VALUE OF
                                                    SECURITIES          COLLATERAL
PORTFOLIO                                                (000)               (000)
-------------------------------------  -----------------------          ----------
Global Equity Allocation.............  $             26,175     $          29,822

At June 30, 1997, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, an affiliate of the Investment Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $23,000 for the year ended June 30, 1997.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not exceeding 120 days) after the date of the transaction. Additionally each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a

                                                              ------------------
                                                                    127

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. STRUCTURED SECURITIES: The Worldwide High Income Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks equivalent to that of the underlying instruments. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

11. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis over a period of five years beginning with each respective Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of the cost of those securities.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Fund with investment advisory services at a fee paid quarterly (monthly for the Government Obligations Money Market and Money Market Funds) and calculated at the annual rates of average daily net assets indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                                                    CLASS B
                                                                            CLASS A             AND CLASS C
                                                                     MAX. OPERATING          MAX. OPERATING
PORTFOLIO                                      ADVISORY FEE           EXPENSE RATIO           EXPENSE RATIO
-------------------------------------  --------------------  ----------------------  ----------------------
Global Equity Allocation.............               1.00%                 1.70%                   2.45%
Global Fixed Income..................               0.75%                 1.45%                   2.20%
Asian Growth.........................               1.00%                 1.90%                   2.65%
American Value.......................               0.85%                 1.50%                   2.25%
Worldwide High Income................               0.75%                 1.55%                   2.30%
Latin American.......................               1.25%                 2.10%                   2.85%
Emerging Markets.....................               1.25%                 2.15%                   2.90%
Aggressive Equity....................               0.90%                 1.50%                   2.25%
U.S. Real Estate.....................               1.00%                 1.55%                   2.30%
High Yield...........................               0.75%                 1.25%                   2.00%
International Magnum.................               1.00%                 1.65%                   2.40%
Government Obligations Money Market..               0.45%                 0.95%                    N/A
Money Market.........................               0.45%                 0.98%                    N/A

-----------------------
         128

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by MSAM from the fee it receives from the Fund.

Through December 13, 1996, the Administrative services provided by CGFSC included transfer agency services. Effective December 14, 1996, transfer agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of MSAM.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had an Administration and Accounting Services Agreement with PFPC Inc., a wholly owned subsidiary of the PNC Bank Corp. For administration services provided, PFPC Inc. was entitled to receive from each Fund a fee, computed daily and payable monthly, at an annual rate of 0.10% of the first $200 million of daily net assets, 0.075% of the next $200 million of daily net assets, 0.05% of the next $200 million of daily net assets and 0.03% of the daily net assets in excess of $600 million.

Also, prior to September 26, 1996, PNC Bank Corp. served as custodian for each of the Funds, and, PFPC Inc. served as the Fund's transfer agent.

D. DISTRIBUTOR: Through December 31, 1996 Morgan Stanley & Co. Incorporated, then a wholly-owned subsidiary of Morgan Stanley Group, Inc. and an affiliate of MSAM, served as the distributor of the Fund and provided all classes of each Portfolio with distribution services pursuant to separate Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940 as amended. Effective January 1, 1997, Van Kampen American Capital Distributors, Inc. ("the Distributor"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of each Portfolio. The Government Obligations Money Market and Money Market Funds pay the Distributor a fee which is accrued daily and paid monthly, up to 0.50%, on an annualized basis, of the average daily net assets of those Portfolios.

Prior to September 26, 1996, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund, formerly referred to as PCS Government Obligations Money Market Fund and PCS Money Market Fund, had a Distribution Agreement with Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of Morgan Stanley Group, Inc. Under the Agreement the Distributor was entitled to receive from each PCS Portfolio compensation of its distribution costs at an annual rate of up to 0.50% of daily net assets.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain purchases of Class B and Class C shares of each Portfolio redeemed within one to five years following such purchase. For the year ended June 30, 1997, the Distributor has advised the Fund that it earned initial sales charges of $4,004,439 for Class A shares and deferred sales charges of $73,809 and $207,030 for Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at June 30, 1997:

                                               MSTC CUSTODY             CUSTODY FEES
                                              FEES INCURRED          PAYABLE TO MSTC
FUND                                                  (000)                    (000)
-------------------------------------  --------------------  -----------------------
Global Equity Allocation.............  $            202      $              19
Global Fixed Income..................                10                      1
Asian Growth.........................               649                     59
Worldwide High Income................                40                      4
Latin American.......................               174                     13
Emerging Markets.....................               380                     31
International Magnum.................                85                      7

In addition, a Portfolio may earn interest income or incur interest expense relating to cash balances with MSTC.

F. PURCHASES AND SALES: For the year ended June 30, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                               PURCHASES     SALES
FUND                                               (000)     (000)
-------------------------------------  -----------------  --------
Global Equity Allocation.............  $         94,822   $ 68,059
Global Fixed Income..................            15,402     15,361
Asian Growth.........................           293,880    397,476
American Value.......................            62,195     36,646
Worldwide High Income................           278,203    210,400
Latin American.......................           175,549    111,367
Emerging Markets.....................           156,210    122,696
Aggressive Equity....................           106,672     61,287
U.S. Real Estate.....................            31,254     18,652
High Yield...........................            22,803     14,303
International Magnum.................            44,778      3,740

                                                              ------------------
                                                                    129

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1997

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Purchases and sales of long term U.S. Government securities during the year ended June 30, 1997 occurred in the Global Fixed Income Fund and totaled $3,483,000 and $2,452,000 respectively.

G. OTHER: At June 30, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Foreign denominated assets and liabilities, including Portfolio securities and foreign currency holdings, were translated at the following exchange rates as of June 30, 1997:

Argentine Peso................        0.99984    =  $1.00
Australian Dollar.............        1.32450    =  $1.00
Austrian Shilling.............       12.25850    =  $1.00
Belgian Franc.................       35.93000    =  $1.00
Brazilian Real................        1.07650    =  $1.00
British Pound.................        0.60074    =  $1.00
Canadian Dollar...............        1.38050    =  $1.00
Colombian Peso................    1,090.00000    =  $1.00
Danish Krone..................        6.63590    =  $1.00
Deutsche Mark.................        1.74310    =  $1.00
Egyptian Pound................        3.39750    =  $1.00
Finnish Markka................        5.18660    =  $1.00
French Franc..................        5.87420    =  $1.00
Hong Kong Dollar..............        7.74680    =  $1.00
Hungarian Forint..............      187.21000    =  $1.00
Indian Rupee..................       35.75000    =  $1.00
Indonesian Rupiah.............    2,431.00000    =  $1.00
Irish Punt....................        0.66094    =  $1.00
Israeli Shekel................        3.58440    =  $1.00
Italian Lira..................    1,699.20000    =  $1.00
Japanese Yen..................      114.54000    =  $1.00
Malaysian Ringgit.............        2.52350    =  $1.00
Mexican Peso..................        7.94200    =  $1.00
Netherlands Guilder...........        1.96080    =  $1.00
New Zealand Dollar............        1.47275    =  $1.00
Norwegian Krona...............        7.32460    =  $1.00
Pakistan Rupee................       40.41950    =  $1.00
Peruvian Sol..................        2.65000    =  $1.00
Philippine Peso...............       26.35000    =  $1.00
Polish Zloty..................        3.28500    =  $1.00
Singapore Dollar..............        1.42920    =  $1.00
South Korean Won..............      886.00000    =  $1.00
South African Rand............        4.53550    =  $1.00
Spanish Peseta................      147.20000    =  $1.00
Swedish Krona.................        7.73080    =  $1.00
Swiss Franc...................        1.45950    =  $1.00
Taiwan Dollar.................       27.78000    =  $1.00
Thai Baht.....................       25.88000    =  $1.00
Turkish Lira..................  148,450.00000    =  $1.00
Venezuelan Bolivar............      486.31000    =  $1.00

During the year ended June 30, 1997, the Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and International Magnum Fund incurred approximately $326,000, $1,000, $41,000, $80,000 and $15,000,
respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

At June 30, 1997 the Global Equity Allocation Fund and Emerging Markets Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $277,000 and $38,000, respectively. The Global Equity Allocation Fund incurred losses totaling $40,000 on sales of shares in affiliated funds during the period.

At June 30, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                               NET
                                                                      APPRECIATION
                               COST          APPREC.   (DEPREC.)    (DEPRECIATION)
FUND                          (000)            (000)       (000)             (000)
-------------------------  --------          -------  ----------   ---------------
Global Equity
  Allocation.............  $162,933  $       37,092   $  (5,725)   $       31,367
Global Fixed Income......     9,641              80        (175)              (95)
Asian Growth.............   320,218          63,343     (29,063)           34,280
American Value...........    71,159          13,694      (1,099)           12,595
Worldwide High Income....   181,907          14,332        (581)           13,751
Latin American...........   106,111          14,672      (1,064)           13,608
Emerging Markets.........   192,835          41,940     (21,729)           20,211
Aggressive Equity........    64,703           4,073        (782)            3,291
U.S. Real Estate.........    20,342           1,897         (74)            1,823
High Yield...............    21,617             814         (26)              788
International Magnum.....    49,695           4,657        (598)            4,059
Government Obligations
  Money Market...........    94,977              --          --                --
Money Market.............   137,740              --          --                --

H. SUBSEQUENT EVENTS: At a Special Meeting of Shareholders held on July 2, 1997, the Shareholders elected a new Board of Directors and approved, effective July 2, 1997, a new investment advisory agreement with Van Kampen American Capital Investment Advisory Corp., a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and a new sub-advisory agreement with Morgan Stanley Asset Management Inc. Also effective July 2, 1997, the responsibilities of MSAM as administrator to the Fund were assumed by Van Kampen American Capital Investment Advisory Corp.
The Morgan Stanley Value Fund, an additional series of the Fund, has commenced operations effective July 7, 1997.

-----------------------
         130

                              MORGAN STANLEY FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Morgan Stanley Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios constituting Morgan Stanley Fund, Inc. (the "Fund") as of June 30, 1997, and the related statements of operations and of changes in net assets and the financial highlights for the year then ended. We have also audited the statements of changes in net assets and the financial highlights for the Global Equity Allocation Portfolio, Global Fixed Income Portfolio, Asian Growth Portfolio, American Value Portfolio, Worldwide High Income Portfolio, Latin American Portfolio, Emerging Markets Portfolio, Aggressive Equity Portfolio, U.S. Real Estate Portfolio, High Yield Portfolio and International Magnum Portfolio (collectively the "non-money market portfolios") for each of the earlier periods presented. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of changes in net assets for the year ended June 30, 1996 and the financial highlights for each of the four years in the period ended June 30, 1996 for the Money Market Portfolio and Government Obligations Money Market Portfolio (formerly separate portfolios of The PCS Cash Fund, Inc.) were audited by other independent accountants whose report dated July 31, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities at June 30, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Fund, Inc. at June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, and the changes in net assets and the financial highlights of the non-money market portfolios for each of the earlier periods presented, in conformity with generally accepted accounting principles.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

August 11, 1997

                                                              ------------------

                              MORGAN STANLEY FUNDS
                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

Morgan Stanley Fund, Inc. shareholders voted on proposals at a special meeting held on July 2, 1997. The description of each proposal and number of shares voted are as follows:

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          VOTED FOR
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................      278,313
Richard M. DeMartini........................................................................................      278,320
Linda Hutton Heagy..........................................................................................      278,324
R. Craig Kennedy............................................................................................      278,318
Jack E. Nelson..............................................................................................      278,315
Don G. Powell...............................................................................................      278,303
Jerome T. Robinson..........................................................................................      278,291
Phillip Rooney..............................................................................................      278,310
Fernando Sisto..............................................................................................      278,255
Wayne W. Whalen.............................................................................................      278,316

1. To elect the following Directors to serve the Fund effective July 2, 1997 until such time as their          WITHHELD
successors have been duly appointed.                                                                             (000)
                                                                                                              -----------
J. Miles Branagan...........................................................................................        1,129
Richard M. DeMartini........................................................................................        1,123
Linda Hutton Heagy..........................................................................................        1,118
R. Craig Kennedy............................................................................................        1,125
Jack E. Nelson..............................................................................................        1,128
Don G. Powell...............................................................................................        1,139
Jerome T. Robinson..........................................................................................        1,152
Phillip Rooney..............................................................................................        1,132
Fernando Sisto..............................................................................................        1,187
Wayne W. Whalen.............................................................................................        1,127

2. Approval of the investment advisory agreement by and between the following and Van Kampen    AFFIRMATIVE    AGAINST
American Capital Investment Advisory Corp.                                                         (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,571           37
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,453          157
American Value Fund...........................................................................        2,723            5
Worldwide High Income Fund....................................................................        9,498           71
Latin American Fund...........................................................................        3,181           25
Emerging Markets Fund.........................................................................       10,520           52
Aggressive Equity Fund........................................................................        1,707           15
U.S. Real Estate Fund.........................................................................          980            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,733            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

2. Approval of the investment advisory agreement by and between the following and Van Kampen      ABSTAIN
American Capital Investment Advisory Corp.                                                         (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          128
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          209
American Value Fund...........................................................................           32
Worldwide High Income Fund....................................................................          150
Latin American Fund...........................................................................           57
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................           10
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           41
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital          AFFIRMATIVE    AGAINST
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)        (000)
                                                                                                -----------  -----------
Global Equity Allocation Fund.................................................................        7,569           41
Global Fixed Income Fund......................................................................          838            0
Asian Growth Fund.............................................................................       16,441          162
American Value Fund...........................................................................        2,719            5
Worldwide High Income Fund....................................................................        9,488           72
Latin American Fund...........................................................................        3,178           27
Emerging Markets Fund.........................................................................       10,514           58
Aggressive Equity Fund........................................................................        1,702           19
U.S. Real Estate Fund.........................................................................          981            2
High Yield Fund...............................................................................        1,182           --
International Magnum Fund.....................................................................        1,735            1
Government Obligations Money Market Fund......................................................       77,583           21
Money Market Fund.............................................................................      143,488          204

3. Approval of the investment sub-advisory agreement by and between Van Kampen Capital            ABSTAIN
Investment Advisory Corp. and Morgan Stanley Asset Management, Inc.                                (000)
                                                                                                -----------
Global Equity Allocation Fund.................................................................          126
Global Fixed Income Fund......................................................................           20
Asian Growth Fund.............................................................................          216
American Value Fund...........................................................................           36
Worldwide High Income Fund....................................................................          159
Latin American Fund...........................................................................           58
Emerging Markets Fund.........................................................................          160
Aggressive Equity Fund........................................................................           26
U.S. Real Estate Fund.........................................................................            8
High Yield Fund...............................................................................            4
International Magnum Fund.....................................................................           39
Government Obligations Money Market Fund......................................................            0
Money Market Fund.............................................................................          578

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding      AFFIRMATIVE
diversification and to reclassify the Fund as "non-diversified".                                     (000)        AGAINST (000)
                                                                                                ---------------  ---------------
Worldwide High Income Fund....................................................................         6,033              204

4. To eliminate the Morgan Stanley Worldwide High Income Fund's fundamental policy regarding
diversification and to reclassify the Fund as "non-diversified".                                 ABSTAIN (000)
                                                                                                ---------------
Worldwide High Income Fund....................................................................           204

-----------------------
         132

                              MORGAN STANLEY FUNDS
                         ADDITIONAL INFORMATION (CONT.)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 1997, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Global Equity Allocation Fund, American Value Fund, Aggressive Equity Fund and High Yield Fund is 15.81%, 92.51%, 7.28%, and 3.26%, respectively.

Global Equity Allocation Fund, Asian Growth Fund, American Value Fund, Latin American Fund, Emerging Markets Fund and U.S. Real Estate Fund have designated approximately $4,434,000, $8,522,000, $2,280,000, $1,429,000, $508,000 and
$1,000 as long-term capital gain for the fiscal year ended June 30, 1997.

Foreign taxes paid during the fiscal year ended June 30, 1997 amounting to $254,000, $10,000, $963,000, $189,000 and $65,000 for Global Equity Allocation
Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively, are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV, which will be sent to shareholders in late January 1998 for the year ended December 31, 1997. In addition, for the year ended June 30, 1997, gross income derived from sources within foreign countries amounted to $2,120,000, $489,000, $7,014,000, $3,145,000 and $496,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, Emerging Markets Fund and International Magnum Fund, respectively.

For the year ended June 30, 1997, the percentage of income earned from direct Treasury obligations was 22.94%, 25.73%, and 22.68% for the Global Fixed Income Fund, Government Obligations Money Market Fund, and Money Market Fund, respectively.

                                                              ------------------

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)

                                                       GLOBAL
                                                       EQUITY             GLOBAL                                WORLDWIDE
                                                        ALLO-    GLOBAL    FIXED     ASIAN  AMERICAN                 HIGH     LATIN
                                                       CATION    EQUITY   INCOME    GROWTH     VALUE     VALUE     INCOME  AMERICAN
                                                         FUND      FUND     FUND      FUND      FUND      FUND       FUND      FUND
                                                        (000)     (000)    (000)     (000)     (000)     (000)      (000)     (000)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Securities, at Value* (Note 1)
    -- See accompanying portfolios                 $  208,401  $600,108  $ 9,284  $124,497  $289,405  $211,990  $ 239,548  $120,413
  Foreign Currency                                        224     1,656        6     2,197        --        --         --       916
  Cash                                                     --        --        6        --        --        --        783        26
  Margin Deposit on Futures                             2,728        --       --        --        --        --         --        --
  Receivable for:
    Investments Sold                                       --        --       --     5,028     6,740       673      2,593       772
    Daily Variation on Futures Contracts                  557        --       --        --        --        --         --        --
    Securities Sold Short                                  --        --       --        --        --        --         --        --
    Fund Shares Sold                                      851     2,078        1       938     4,852     2,514      1,283     1,888
    Dividends                                             570       677       --        54       208       243          5       138
    Interest                                                6         8      180        --         4        11      5,108         1
    Security Lending Income                                23        --       --        --        --        --         --        --
    Foreign Withholding Tax Reclaim                        59        20        2        27        --        --         --        --
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                    867        --       22       484        --        --         --        --
  Deferred Organizational Costs                            --         1       --         2         3        38          5         5
  Due from Broker                                          --        --       --        --        --        --         --        --
  Receivable from Investment Adviser                       --        --       44        --        --        --         --        --
  Securities, at Value, Held as Collateral for
    Securities Loaned                                  16,567        --       --        --        --        --         --        --
  Other                                                     8        --       --        22        22         1         --       259
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
    Total Assets                                      230,861   604,548    9,545   133,249   301,234   215,470    249,325   124,418
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                                  50    33,811       --       111    10,378     4,274      6,862     3,068
    Securities Sold Short, at Value (Proceeds --
      $605)                                                --        --       --        --        --        --         --        --
    Fund Shares Redeemed                                  373       478        4     2,621     2,250       460        378     1,801
    Bank Overdraft                                         --         7       --       385       763        10         --        --
    Dividends Declared                                     38        --        7         1        --        --      5,410        --
    Investment Advisory Fees                               93       484       --       120       123        43        150        60
    Administrative Fees                                    47       121        2        31        57        44         50        32
    Custody Fees                                           98        25       10       149        31        64         44        95
    Professional Fees                                       9        17       12        14         5        12         12        10
    Distribution Fees                                     252       848        8       159       298       193        289       106
    Shareholder Reporting Expenses                         26        18        5        57        23        19          9        16
    Transfer Agent Fees                                     9        24        2        14        11        10          9         8
    Directors' Fees and Expenses                            6         2        1        16         2         1          6         2
    Securities Lending Expense                             16        --       --        --        --        --         --        --
    Filing and Registration Fees                            8        36       --         1        44        60         12         1
    Deferred Country Tax                                   --        --       --        39        --        --         --         5
    Collateral on Securities Loaned                    16,567        --       --        --        --        --         --        --
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                     --        39       --        --        --        --         --        --
  Net Unrealized Loss on Swap Agreement                    --        --       --        --        --        --         --        --
  Other                                                     1        --        1         4        --         1          6         1
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
  Total Liabilities                                    17,593    35,910       52     3,722    13,985     5,191     13,237     5,205
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
  NET ASSETS                                       $  213,268  $568,638  $ 9,493  $129,527  $287,249  $210,279  $ 236,088  $119,213
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------

---------------

  * Includes repurchase agreements aggregating $32,681,000, $25,400,000, $649,000, $22,945,000, $31,553,000, $12,585,000, $3,861,000,
     $3,601,000 $5,507,000, $598,000, $12,568,000 and $37,961,000 for
     Global Equity Allocation Fund, Global Equity Fund, Global Fixed Income Fund, American Value Fund, Value Fund, Worldwide High Income Fund, Latin American Fund, Aggressive Equity Fund, U.S. Real Estate Fund, High Yield Fund, International Magnum Fund, and Money Market Fund, respectively.

                                                         -----------------------
                                                                    89
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                                                                   GOVERNMENT
                                                                            U.S.           INTER-  OBLIGATIONS
                                                   EMERGING  AGGRESSIVE     REAL     HIGH  NATIONAL      MONEY    MONEY
                                                    MARKETS      EQUITY   ESTATE    YIELD  MAGNUM      MARKET    MARKET
                                                       FUND        FUND     FUND     FUND    FUND        FUND      FUND
                                                      (000)       (000)    (000)    (000)   (000)       (000)     (000)
-----------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments in Securities, at Value* (Note 1)
    -- See accompanying portfolios                 $159,328  $  103,714  $41,001  $18,299  $79,535 $   52,742  $362,669
  Foreign Currency                                    9,925          --       --       --     695          --        --
  Cash                                                   --          --      122        1      --         259        --
  Margin Deposit on Futures                              --          --       --       --      --          --        --
  Receivable for:
    Investments Sold                                  6,120       4,766       98       --      48          --        --
    Daily Variation on Futures Contracts                 --          --       --       --      --          --        --
    Securities Sold Short                                --         605       --       --      --          --        --
    Fund Shares Sold                                 10,355       2,387      245      243   1,223          --        --
    Dividends                                           429          50      247       --     173          --        --
    Interest                                              2           1        5      299       2         161     1,133
    Security Lending Income                              --          --       --       --      --          --        --
    Foreign Withholding Tax Reclaim                      --          --       --       --      49          --        --
  Net Unrealized Gain on Foreign Currency
    Exchange Contracts                                   --          --       --       --     659          --        --
  Deferred Organizational Costs                           4          31       14       16      26          --        --
  Due from Broker                                        --         303       --       --      --          --        --
  Receivable from Investment Adviser                     --          --       17       32      12           1        --
  Securities, at Value, Held as Collateral for
    Securities Loaned                                    --          --       --       --      --          --        --
  Other                                                  11          39       --       --       4          --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
    Total Assets                                    186,174     111,896   41,749   18,890  82,426      53,163   363,802
                                                   --------  ----------  -------  -------  ------  ----------  --------
LIABILITIES:
  Payable for:
    Investments Purchased                               420       4,542      417      102   1,976          --        --
    Securities Sold Short, at Value (Proceeds --
      $605)                                              --         591       --       --      --          --        --
    Fund Shares Redeemed                              3,239          75    3,785        6     318          --        --
    Bank Overdraft                                    3,095         211       --       --      45          --        25
    Dividends Declared                                   36          --       --      289      --          78       573
    Investment Advisory Fees                             62           4       --       --      --          --       116
    Administrative Fees                                  45          20        8        4      18          10        27
    Custody Fees                                        238          33       44       15      50           8        18
    Professional Fees                                    17          10        8        5      14          10         9
    Distribution Fees                                   205         118       34       25      86          52       169
    Shareholder Reporting Expenses                       27          14        5        4      11           4        --
    Transfer Agent Fees                                   9           7        2        1       5          --         1
    Directors' Fees and Expenses                          6           1        1       --       1           4         7
    Securities Lending Expense                           --          --       --       --      --          --        --
    Filing and Registration Fees                          8           5        2       --      12          --        44
    Deferred Country Tax                                 22          --       --       --      --          --        --
    Collateral on Securities Loaned                      --          --       --       --      --          --        --
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                    5          --       --       --      --          --        --
  Net Unrealized Loss on Swap Agreements                581          --       --       --      --          --        --
  Other                                                  16          --        1       --       1          --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
  Total Liabilities                                   8,031       5,631    4,307      451   2,537         166       989
                                                   --------  ----------  -------  -------  ------  ----------  --------
  NET ASSETS                                       $178,143  $  106,265  $37,442  $18,439  $79,889 $   52,997  $362,813
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------

------------------
          90
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                       GLOBAL
                                                       EQUITY             GLOBAL                                WORLDWIDE
                                                        ALLO-    GLOBAL    FIXED     ASIAN  AMERICAN                 HIGH     LATIN
                                                       CATION    EQUITY   INCOME    GROWTH     VALUE     VALUE     INCOME  AMERICAN
                                                         FUND      FUND     FUND      FUND      FUND      FUND       FUND      FUND
                                                        (000)     (000)    (000)     (000)     (000)     (000)      (000)     (000)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Capital Stock at Par                             $       15  $     57  $     1  $     16  $     15  $     21  $      18  $      9
  Paid in Capital in Excess of Par                    199,344   572,646    9,648   253,790   266,632   212,383    235,378   125,412
  Undistributed (Distributions in Excess of) Net
    Investment Income                                    (915)       18      (75)   (2,683)     (638)       (7)       747      (804)
  Accumulated (Distributions in Excess of) Net
    Realized Gain (Loss)                               (1,395)      640      (74)  (87,866)    6,140      (576)       528    (7,086)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations**                                     16,219    (4,723)      (7)  (33,730)   15,100    (1,542)      (583)    1,682
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
NET ASSETS                                         $  213,268  $568,638  $ 9,493  $129,527  $287,249  $210,279  $ 236,088  $119,213
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
CLASS A SHARES:
  Net Assets                                       $   74,593  $ 55,372  $ 5,851  $ 63,990  $106,826  $102,701  $  82,139  $ 66,929
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          5,202     5,590      589     7,708     5,502    10,166      6,323     4,964
  Net Asset Value and Redemption Price Per Share   $    14.34  $   9.91  $  9.93  $   8.30  $  19.41  $  10.10  $   12.99  $  13.48
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
  Maximum Sales Charge                                  5.75%     5.75%    4.75%     5.75%     5.75%     5.75%      4.75%     5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X 100 / (100 -
    maximum sales charge))                         $    15.21  $  10.51  $ 10.43  $   8.81  $  20.59  $  10.72  $   13.64  $  14.30
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
CLASS B SHARES:
  Net Assets                                       $   58,639  $467,465  $ 1,539  $ 27,558  $107,301  $ 88,112  $ 103,847  $ 29,554
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          4,209    47,188      156     3,427     5,544     8,733      8,036     2,263
  Net Asset Value and Offering Price Per Share***  $    13.93  $   9.91  $  9.88  $   8.04  $  19.36  $  10.09  $   12.92  $  13.06
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
CLASS C SHARES:
  Net Assets                                       $   80,036  $ 45,801  $ 2,103  $ 37,979  $ 73,122  $ 19,466  $  50,102  $ 22,730
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                          5,688     4,623      213     4,732     3,777     1,931      3,875     1,739
  Net Asset Value and Offering Price Per Share***  $    14.07  $   9.91  $  9.87  $   8.03  $  19.36  $  10.08  $   12.93  $  13.07
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------

  Investments at Cost, Including Foreign Currency  $  193,680  $606,694  $ 9,316  $160,851  $274,305  $213,532  $ 240,047  $119,640
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------
                                                   ----------  --------  -------  --------  --------  --------  ---------  --------

---------------

 ** Net of accrual for country tax of $38,000 for Asian Growth Fund, $5,000 for Latin American Fund and $125,000 for Emerging Markets Fund.
***  Redemption price may be subject to a contingent deferred sales charge.

                                                         -----------------------
                                                                    91
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                         DECEMBER 31, 1997 (UNAUDITED)   (CONT.)

                                                                                                   GOVERNMENT
                                                                            U.S.           INTER-  OBLIGATIONS
                                                   EMERGING  AGGRESSIVE     REAL     HIGH  NATIONAL      MONEY    MONEY
                                                    MARKETS      EQUITY   ESTATE    YIELD  MAGNUM      MARKET    MARKET
                                                       FUND        FUND     FUND     FUND    FUND        FUND      FUND
                                                      (000)       (000)    (000)    (000)   (000)       (000)     (000)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Capital Stock at Par                             $     19  $        6  $     2  $    15  $    6  $       59  $    363
  Paid in Capital in Excess of Par                  218,344      97,368   33,397   17,598  82,264      53,037   362,611
  Undistributed (Distributions in Excess of) Net
    Investment Income                                (1,380)       (390)      12       41     (97)         (7)      (68)
  Accumulated (Distributions in Excess of) Net
    Realized Gain (Loss)                             (7,671)      3,627      338      154    (478)        (92)      (93)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations**                                  (31,169)      5,654    3,693      631  (1,806)         --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
NET ASSETS                                         $178,143  $  106,265  $37,442  $18,439  $79,889 $   52,997  $362,813
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------
CLASS A SHARES:
  Net Assets                                       $ 95,359  $   35,689  $20,768  $ 5,644  $36,918 $   52,997  $362,813
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                       10,106       2,003    1,237      448   2,915      53,096   362,974
  Net Asset Value and Redemption Price Per Share   $   9.44  $    17.82  $ 16.79  $ 12.59  $12.67  $     1.00  $   1.00
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------
  Maximum Sales Charge                                5.75%       5.75%    5.75%    4.75%   5.75%          --        --

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X 100 / 100 -
    maximum sales charge)                          $  10.02  $    18.91  $ 17.81  $ 13.22  $13.44          --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------
CLASS B SHARES:
  Net Assets                                       $ 43,549  $   58,739  $12,764  $ 9,931  $33,824         --        --
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                        4,716       3,340      763      791   2,682          --        --
  Net Asset Value and Offering Price Per Share***  $   9.23  $    17.58  $ 16.73  $ 12.56  $12.61          --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------
CLASS C SHARES:
  Net Assets                                       $ 39,235  $   11,837  $ 3,910  $ 2,864  $9,147          --        --
  Shares Issued and Outstanding ($.001 par value)
    (Authorized 2,625,000,000)                        4,246         674      234      228     723          --        --
  Net Asset Value and Offering Price Per Share***  $   9.24  $    17.57  $ 16.73  $ 12.56  $12.66          --        --
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------

  Investments at Cost, Including Foreign Currency  $200,004  $   98,075  $37,870  $17,668  $82,721 $   52,742  $362,669
                                                   --------  ----------  -------  -------  ------  ----------  --------
                                                   --------  ----------  -------  -------  ------  ----------  --------

------------------
          92
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
                                  (UNAUDITED)

                                                GLOBAL
                                                EQUITY
                                            ALLOCATION         GLOBAL   GLOBAL FIXED                      AMERICAN
                                                  FUND    EQUITY FUND    INCOME FUND   ASIAN GROWTH     VALUE FUND     VALUE FUND
                                            SIX MONTHS    OCTOBER 29,     SIX MONTHS       FUND SIX     SIX MONTHS        JULY 7,
                                                 ENDED       1997* TO          ENDED   MONTHS ENDED          ENDED       1997* TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  1997           1997           1997           1997           1997           1997
                                                 (000)          (000)          (000)          (000)          (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $      1,809   $      1,084   $         --   $      1,224   $        959   $        955
  Interest                                         724          1,527            266            183            374            575
  Security Lending                                  87             --             --             --             --             --
  Less Foreign Taxes Withheld                      (89)           (79)            (2)          (137)            --             --
                                          ------------   ------------          -----   ------------   ------------   ------------
    Total Income                                 2,531          2,532            264          1,270          1,333          1,530
                                          ------------   ------------          -----   ------------   ------------   ------------
EXPENSES:
  Investment Advisory Fees                       1,036            938             37          1,192            776            498
  Less: Fees Waived                               (101)            --            (37)            --            (69)          (193)
                                          ------------   ------------          -----   ------------   ------------   ------------
  Net Investment Advisory Fees                     935            938             --          1,192            707            305
  Administrative Fees                              281            232             14            301            232            157
  Custodian Fees                                   111             25              9            195             23             64
  Filing and Registration Fees                       8             36             --             --             44             51
  Directors' Fees and Expenses                       2              1             --              3              1              1
  Professional Fees                                 13             20             12              1             11             18
  Shareholder Reports                               52             41             32             72             46             43
  Transfer Agent Fees                               55             24             10            115             41             16
  Security Lending Fees                             15             --             --             --             --             --
  Distribution Fees
    Class A                                         94             22              8            147             89             78
    Class B                                        254            776              8            229            290            250
    Class C                                        403             76             11            381            265             52
  Amortization of Organizational Costs               6             13              6              2              2             31
  Blue Sky Fees                                     32             16             24             55             41             68
  Country Tax Expense                               --             --             --             47             --             --
  Interest Expense                                  --             --              2             52             --             --
  Other                                              8             --              1              8              2              1
  Expenses Reimbursed by Adviser                    --             --            (49)            --             --             --
                                          ------------   ------------          -----   ------------   ------------   ------------
    Net Expenses                                 2,269          2,220             88          2,800          1,794          1,135
                                          ------------   ------------          -----   ------------   ------------   ------------
Net Investment Income (Loss)                       262            312            176         (1,530)          (461)           395
                                          ------------   ------------          -----   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   13,773             --           (104)       (79,275)        14,491            452
  Foreign Currency Transactions                    871            640             31            144             --             --
  Futures                                           88
  Securities Sold Short                             --             --             --             --             --             --
                                          ------------   ------------          -----   ------------   ------------   ------------
    Net Realized Gain (Loss)                    14,732            640            (73)       (79,131)        14,491            452
                                          ------------   ------------          -----   ------------   ------------   ------------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                  (16,845)        (4,859)            70        (69,450)         2,398         (1,542)
  Foreign Currency Translations                    498            136             41            591             --             --
  Futures and Swaps                                479
  Securities Sold Short                             --             --             --             --             --             --
                                          ------------   ------------          -----   ------------   ------------   ------------
    Change in Unrealized Appreciation/
      Depreciation                             (15,868)        (4,723)           111        (68,859)         2,398         (1,542)
                                          ------------   ------------          -----   ------------   ------------   ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation          (1,136)        (4,083)            38       (147,990)        16,889         (1,090)
                                          ------------   ------------          -----   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $       (874)  $     (3,771)  $        214   $   (149,520)  $     16,428   $       (695)
                                          ------------   ------------          -----   ------------   ------------   ------------
                                          ------------   ------------          -----   ------------   ------------   ------------


                                             WORLDWIDE          LATIN
                                           HIGH INCOME       AMERICAN
                                                  FUND           FUND
                                            SIX MONTHS     SIX MONTHS
                                                 ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,
                                                  1997           1997
                                                 (000)          (000)
----------------------------------------
INVESTMENT INCOME:
  Dividends                               $         86   $        686
  Interest                                      10,655            116
  Security Lending                                  --             --
  Less Foreign Taxes Withheld                       --             --
                                          ------------   ------------
    Total Income                                10,741            802
                                          ------------   ------------
EXPENSES:
  Investment Advisory Fees                         850            767
  Less: Fees Waived                                 --           (100)
                                          ------------   ------------
  Net Investment Advisory Fees                     850            667
  Administrative Fees                              285            179
  Custodian Fees                                    12            136
  Filing and Registration Fees                      12              1
  Directors' Fees and Expenses                       2              1
  Professional Fees                                 21             20
  Shareholder Reports                               57             47
  Transfer Agent Fees                               43             36
  Security Lending Fees                             --             --
  Distribution Fees
    Class A                                        105             94
    Class B                                        473            123
    Class C                                        238            116
  Amortization of Organizational Costs               2              2
  Blue Sky Fees                                     46             44
  Country Tax Expense                               --            120
  Interest Expense                                  15              4
  Other                                             10              5
  Expenses Reimbursed by Adviser                    --             --
                                          ------------   ------------
    Net Expenses                                 2,171          1,595
                                          ------------   ------------
Net Investment Income (Loss)                     8,570           (793)
                                          ------------   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   11,335          7,053
  Foreign Currency Transactions                    199           (338)
  Futures
  Securities Sold Short                             --             --
                                          ------------   ------------
    Net Realized Gain (Loss)                    11,534          6,715
                                          ------------   ------------
CHANGE IN UNREALIZED APPRECIATION/DEPREC
  Investments                                  (14,249)       (12,183)
  Foreign Currency Translations                    (76)            --
  Futures and Swaps
  Securities Sold Short                             --             --
                                          ------------   ------------
    Change in Unrealized Appreciation/
      Depreciation                             (14,325)       (12,183)
                                          ------------   ------------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation          (2,791)        (5,468)
                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $      5,779   $     (6,261)
                                          ------------   ------------
                                          ------------   ------------

---------------

*    Commencement of operations

                                                         -----------------------
                                                                    93
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
                                  (UNAUDITED)  (CONT.)

                                                                                                                         GOVERNMENT
                                              EMERGING     AGGRESSIVE      U.S. REAL     HIGH YIELD                     OBLIGATIONS
                                          MARKETS FUND    EQUITY FUND    ESTATE FUND           FUND    INTERNATIONAL   MONEY MARKET
                                            SIX MONTHS     SIX MONTHS     SIX MONTHS     SIX MONTHS      MAGNUM FUND       FUND SIX
                                                 ENDED          ENDED          ENDED          ENDED       SIX MONTHS   MONTHS ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   ENDED DECEMBER   DECEMBER 31,
                                                  1997           1997           1997           1997         31, 1997           1997
                                                 (000)          (000)          (000)          (000)            (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $      1,796   $        361   $        568   $         39   $          472   $         --
  Interest                                         408             88             67            941              332          2,295
  Security Lending                                  --             --             --             --               --             --
  Less Foreign Taxes Withheld                      (97)            --             --             --              (57)            --
                                          ------------   ------------         ------         ------          -------         ------
    Total Income                                 2,107            449            635            980              747          2,295
                                          ------------   ------------         ------         ------          -------         ------
EXPENSES:
  Investment Advisory Fees                       1,383            378            158             85              289            183
  Less: Fees Waived                               (208)          (125)           (96)           (76)             (69)          (115)
                                          ------------   ------------         ------         ------          -------         ------
  Net Investment Advisory Fees                   1,175            253             62              9              220             68
  Administrative Fees                              293            106             41             29               97             41
  Custodian Fees                                   421             21             27              8               71             16
  Filing and Registration Fees                       8              5              2             --               12             --
  Directors' Fees and Expenses                       4              1             --             --                1              1
  Professional Fees                                 23             16              9              9               16             10
  Shareholder Reports                               61             38             27             33               34             29
  Transfer Agent Fees                               50             28             11              8               21             --
  Security Lending Fees                             --             --             --             --               --             --
  Distribution Fees
    Class A                                        148             34             23             10               41            202
    Class B                                        236            232             50             51              144             --
    Class C                                        278             48             17             21               51             --
  Amortization of Organizational Costs               2              5              8              3                4             --
  Blue Sky Fees                                     59             50             18             12               27             56
  Country Tax Expense                               36             --             --             --               --             --
  Interest Expense                                  21             --             --             --               --             --
  Other                                             13              2             --              2                1              1
  Expenses Reimbursed by Adviser                    --             --             --             --               --             --
                                          ------------   ------------         ------         ------          -------         ------
    Net Expenses                                 2,828            839            295            195              740            424
                                          ------------   ------------         ------         ------          -------         ------
Net Investment Income (Loss)                      (721)          (390)           340            785                7          1,871
                                          ------------   ------------         ------         ------          -------         ------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   (3,530)        11,143          1,693            679             (476)            (1)
  Foreign Currency Transactions                    489             --             --             --               50             --
  Futures
  Securities Sold Short                             --           (327)            --             --               --             --
                                          ------------   ------------         ------         ------          -------         ------
    Net Realized Gain (Loss)                    (3,041)        10,816          1,693            679             (426)            (1)
                                          ------------   ------------         ------         ------          -------         ------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                  (51,389)         1,924          1,861           (164)          (6,541)            --
  Foreign Currency Translations                    476             --             --             --              551             --
  Futures and Swaps                               (581)
  Securities Sold Short                             --            251             --             --               --             --
                                          ------------   ------------         ------         ------          -------         ------
    Change in Unrealized
      Appreciation/Depreciation                (51,494)         2,175          1,861           (164)          (5,990)            --
                                          ------------   ------------         ------         ------          -------         ------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation         (54,535)        12,991          3,554            515           (6,416)            (1)
                                          ------------   ------------         ------         ------          -------         ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $    (55,256)  $     12,601   $      3,894   $      1,300   $       (6,409)  $      1,870
                                          ------------   ------------         ------         ------          -------         ------
                                          ------------   ------------         ------         ------          -------         ------


                                          MONEY MARKET
                                              FUND SIX
                                          MONTHS ENDED
                                          DECEMBER 31,
                                                  1997
                                                 (000)
----------------------------------------
INVESTMENT INCOME:
  Dividends                               $         --
  Interest                                       5,451
  Security Lending                                  --
  Less Foreign Taxes Withheld                       --
                                                ------
    Total Income                                 5,451
                                                ------
EXPENSES:
  Investment Advisory Fees                         419
  Less: Fees Waived                               (122)
                                                ------
  Net Investment Advisory Fees                     297
  Administrative Fees                               91
  Custodian Fees                                    30
  Filing and Registration Fees                      44
  Directors' Fees and Expenses                       1
  Professional Fees                                 10
  Shareholder Reports                               27
  Transfer Agent Fees                               --
  Security Lending Fees                             --
  Distribution Fees
    Class A                                        470
    Class B                                         --
    Class C                                         --
  Amortization of Organizational Costs              --
  Blue Sky Fees                                     38
  Country Tax Expense                               --
  Interest Expense                                  --
  Other                                              3
  Expenses Reimbursed by Adviser                    --
                                                ------
    Net Expenses                                 1,011
                                                ------
Net Investment Income (Loss)                     4,440
                                                ------
NET REALIZED GAIN (LOSS) ON:
  Investments                                        6
  Foreign Currency Transactions                     --
  Futures
  Securities Sold Short                             --
                                                ------
    Net Realized Gain (Loss)                         6
                                                ------
CHANGE IN UNREALIZED APPRECIATION/DEPREC
  Investments                                       --
  Foreign Currency Translations                     --
  Futures and Swaps                                 --
  Securities Sold Short                             --
                                                ------
    Change in Unrealized
      Appreciation/Depreciation                     --
                                                ------
Net Realized Gain (Loss) and Change in
  Unrealized Appreciation/Depreciation               6
                                                ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $      4,446
                                                ------
                                                ------

---------------

*    Commencement of operations

--------------
          94
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED          YEAR ENDED
                                                     DECEMBER 31, 1997       JUNE 30, 1997
                                                                 (000)               (000)
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       262         $       245
  Net Realized Gain                                             14,732              13,170
  Change in Unrealized Appreciation/Depreciation               (15,868)             17,251
                                                            ----------          ----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                               (874)             30,666
                                                            ----------          ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                       (1,628)             (2,358)
  Class B                                                       (1,028)               (759)
  Class C                                                       (1,187)             (2,093)
                                                            ----------          ----------
                                                                (3,843)             (5,210)
                                                            ----------          ----------
  Net Realized Gain:
  Class A                                                       (8,369)             (2,101)
  Class B                                                       (6,610)               (751)
  Class C                                                       (9,026)             (2,262)
                                                            ----------          ----------
                                                               (24,005)             (5,114)
                                                            ----------          ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (27,848)            (10,324)
                                                            ----------          ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    47,868              54,525
  Distributions Reinvested                                      26,341               9,826
  Redeemed                                                     (22,084)            (36,345)
                                                            ----------          ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  52,125              28,006
                                                            ----------          ----------
  Total Increase in Net Assets                                  23,403              48,348
NET ASSETS -- Beginning of Period                              189,865             141,517
                                                            ----------          ----------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(915) and $2,666,
  respectively)                                            $   213,268         $   189,865
                                                            ----------          ----------
                                                            ----------          ----------
------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    749               1,091
     Distributions Reinvested                                      658                 293
     Redeemed                                                     (593)             (1,314)
                                                            ----------          ----------
   Net Increase in Class A Shares Outstanding                      814                  70
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $    12,383         $    16,569
     Distributions Reinvested                                    9,235               4,157
     Redeemed                                                   (9,651)            (19,605)
                                                            ----------          ----------
   Net Increase                                            $    11,967         $     1,121
                                                            ----------          ----------
                                                            ----------          ----------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,483               1,444
     Distributions Reinvested                                      533                 106
     Redeemed                                                     (219)               (160)
                                                            ----------          ----------
   Net Increase in Class B Shares Outstanding                    1,797               1,390
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $    23,968         $    21,138
     Distributions Reinvested                                    7,277               1,475
     Redeemed                                                   (3,518)             (2,336)
                                                            ----------          ----------
   Net Increase                                            $    27,727         $    20,277
                                                            ----------          ----------
                                                            ----------          ----------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    714               1,160
     Distributions Reinvested                                      713                 300
     Redeemed                                                     (553)               (995)
                                                            ----------          ----------
   Net Increase in Class C Shares Outstanding                      874                 465
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $    11,517         $    16,818
     Distributions Reinvested                                    9,829               4,194
     Redeemed                                                   (8,915)            (14,404)
                                                            ----------          ----------
   Net Increase                                            $    12,431         $     6,608
                                                            ----------          ----------
                                                            ----------          ----------
------------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    95
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               GLOBAL EQUITY FUND
                                  (UNAUDITED)

                                                       OCTOBER 29, 1997* TO
                                                          DECEMBER 31, 1997
                                                                      (000)
---------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                       $         312
  Net Realized Gain                                                     640
  Change in Unrealized Appreciation /Depreciation                    (4,723)
                                                                 ----------
  Net Decrease in Net Assets Resulting from
    Operations                                                       (3,771)
                                                                 ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                               (88)
  Class B                                                              (188)
  Class C                                                               (18)
                                                                 ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                                      (294)
                                                                 ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                        575,992
  Distributions Reinvested                                              276
  Redeemed                                                           (3,565)
                                                                 ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                      572,703
                                                                 ----------
  Total Increase in Net Assets                                      568,638
NET ASSETS -- Beginning of Period                                        --
                                                                 ----------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $18)                 $     568,638
                                                                 ----------
                                                                 ----------
---------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                       5,643
     Distributions Reinvested                                             8
     Redeemed                                                           (61)
                                                                 ----------
   Net Increase in Class A Shares Outstanding                         5,590
                                                                 ----------
                                                                 ----------
   Dollars:
     Subscribed                                               $      56,243
     Distributions Reinvested                                            78
     Redeemed                                                          (603)
                                                                 ----------
   Net Increase                                               $      55,718
                                                                 ----------
                                                                 ----------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                      47,373
     Distributions Reinvested                                            18
     Redeemed                                                          (203)
                                                                 ----------
   Net Increase in Class B Shares Outstanding                        47,188
                                                                 ----------
                                                                 ----------
   Dollars:
     Subscribed                                               $     472,648
     Distributions Reinvested                                           180
     Redeemed                                                        (1,986)
                                                                 ----------
   Net Increase                                               $     470,842
                                                                 ----------
                                                                 ----------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                       4,721
     Distributions Reinvested                                             2
     Redeemed                                                          (100)
                                                                 ----------
   Net Increase in Class C Shares Outstanding                         4,623
                                                                 ----------
                                                                 ----------
   Dollars:
     Subscribed                                               $      47,101
     Distributions Reinvested                                            18
     Redeemed                                                          (976)
                                                                 ----------
   Net Increase                                               $      46,143
                                                                 ----------
                                                                 ----------

-----------------

  *  Commencement of operations

--------------------------------------------------------------------------------

-----------
          96
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       176         $    436
  Net Realized Gain (Loss)                                         (73)             111
  Change in Unrealized Appreciation/Depreciation                   111              (84)
                                                               -------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                     214              463
                                                               -------  ---------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (123)            (218)
  Class B                                                          (27)             (46)
  Class C                                                          (38)             (74)
  In Excess of Net Investment Income:
  Class A                                                           --              (41)
  Class B                                                           --               (9)
  Class C                                                           --              (14)
                                                               -------  ---------------
                                                                  (188)            (402)
                                                               -------  ---------------
  Net Realized Gain:
  Class A                                                          (30)              --
  Class B                                                           (8)              --
  Class C                                                          (11)              --
                                                               -------  ---------------
                                                                   (49)              --
                                                               -------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (237)            (402)
                                                               -------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                       965            4,760
  Distributions Reinvested                                         213              335
  Redeemed                                                      (2,230)          (6,304)
                                                               -------  ---------------
  Net Decrease in Net Assets Resulting from
    Capital Share Transactions                                  (1,052)          (1,209)
                                                               -------  ---------------
  Total Decrease in Net Assets                                  (1,075)          (1,148)
NET ASSETS -- Beginning of Period                               10,568           11,716
                                                               -------  ---------------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(75) and $(63), respectively)                        $     9,493         $ 10,568
                                                               -------  ---------------
                                                               -------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
  --------------------
  Shares:
    Subscribed                                                      44              256
    Distributions Reinvested                                        15               22
    Redeemed                                                      (114)            (382)
                                                               -------  ---------------
  Net Decrease in Class A Shares Outstanding                       (55)            (104)
                                                               -------  ---------------
                                                               -------  ---------------
  Dollars:
    Subscribed                                             $       440         $  2,529
    Distributions Reinvested                                       146              225
    Redeemed                                                    (1,133)          (3,839)
                                                               -------  ---------------
  Net Decrease                                             $      (547)        $ (1,085)
                                                               -------  ---------------
                                                               -------  ---------------
  Class B:
  --------------------
  Shares:
    Subscribed                                                      26              100
    Distributions Reinvested                                         3                4
    Redeemed                                                       (46)             (76)
                                                               -------  ---------------
  Net Increase (Decrease) in Class B Shares
    Outstanding                                                    (17)              28
                                                               -------  ---------------
                                                               -------  ---------------
  Dollars:
    Subscribed                                             $       263         $    999
    Distributions Reinvested                                        28               41
    Redeemed                                                      (459)            (758)
                                                               -------  ---------------
  Net Increase (Decrease)                                  $      (168)        $    282
                                                               -------  ---------------
                                                               -------  ---------------
  Class C:
  --------------------
  Shares:
    Subscribed                                                      26              123
    Distributions Reinvested                                         4                7
    Redeemed                                                       (64)            (170)
                                                               -------  ---------------
  Net Decrease in Class C Shares Outstanding                       (34)             (40)
                                                               -------  ---------------
                                                               -------  ---------------
  Dollars:
    Subscribed                                             $       262         $  1,232
    Distributions Reinvested                                        39               69
    Redeemed                                                      (638)          (1,707)
                                                               -------  ---------------
  Net Decrease                                             $      (337)        $   (406)
                                                               -------  ---------------
                                                               -------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    97
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                    $    (1,530)        $ (2,748)
  Net Realized Gain (Loss)                                     (79,131)          (4,804)
  Change in Unrealized of
    Appreciation/Depreciation                                  (68,859)          (2,619)
                                                            ----------  ---------------
  Net (Decrease) in Net Assets Resulting from
    Operations                                                (149,520)         (10,171)
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                                         (135)             (33)
  Class B                                                          (60)             (10)
  Class C                                                          (84)             (24)
  In Excess of Net Realized Gain:
  Class A                                                           --           (4,110)
  Class B                                                           --           (1,274)
  Class C                                                           --           (3,072)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (279)          (8,523)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    51,643          114,562
  Distributions Reinvested                                         258            8,035
  Redeemed                                                    (125,261)        (220,149)
                                                            ----------  ---------------
Net (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                   (73,360)         (97,552)
                                                            ----------  ---------------
Total (Decrease) in Net Assets                                (223,159)        (116,246)
NET ASSETS -- Beginning of Period                              352,686          468,932
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including net
  investment loss of $(2,683) and $(1,153),
  respectively)                                            $   129,527         $352,686
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,200            4,724
     Distributions Reinvested                                       15              243
     Redeemed                                                   (6,061)          (8,877)
                                                            ----------  ---------------
   Net Decrease in Class A Shares Outstanding                   (2,846)          (3,910)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    35,434         $ 77,015
     Distributions Reinvested                                      125            3,930
     Redeemed                                                  (74,289)        (144,501)
                                                            ----------  ---------------
   Net Decrease                                            $   (38,730)        $(63,556)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    885            1,466
     Distributions Reinvested                                        7               77
     Redeemed                                                   (1,349)            (803)
                                                            ----------  ---------------
   Net Increase (Decrease) in Class B Shares
     Outstanding                                                  (457)             740
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $     9,957         $ 23,406
     Distributions Reinvested                                       55            1,210
     Redeemed                                                  (15,713)         (12,628)
                                                            ----------  ---------------
   Net Increase (Decrease)                                 $    (5,701)        $ 11,988
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    616              883
     Distributions Reinvested                                       10              184
     Redeemed                                                   (2,987)          (3,989)
                                                            ----------  ---------------
   Net Decrease in Class C Shares Outstanding                   (2,361)          (2,922)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $     6,252         $ 14,140
     Distributions Reinvested                                       78            2,895
     Redeemed                                                  (35,259)         (63,019)
                                                            ----------  ---------------
   Net Decrease                                            $   (28,929)        $(45,984)
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

-----------
          98
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                             $      (461)        $    424
  Net Realized Gain                                             14,491            6,719
  Change in Unrealized Appreciation /Depreciation                2,398            7,544
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                  16,428           14,687
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (122)            (309)
  Class B                                                          (28)             (25)
  Class C                                                          (26)            (133)
  In Excess of Net Investment Income:
  Class A                                                           --               (1)
                                                            ----------  ---------------
                                                                  (176)            (468)
                                                            ----------  ---------------
  Net Realized Gain:
  Class A                                                       (5,303)          (1,555)
  Class B                                                       (5,203)            (209)
  Class C                                                       (3,628)          (1,482)
                                                            ----------  ---------------
                                                               (14,134)          (3,246)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (14,310)          (3,714)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   215,106           38,027
  Distributions Reinvested                                      12,507            3,292
  Redeemed                                                     (24,569)         (13,557)
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                 203,044           27,762
                                                            ----------  ---------------
  Total Increase in Net Assets                                 205,162           38,735
NET ASSETS -- Beginning of Period                               82,087           43,352
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(638) and $(1), respectively)                        $   287,249         $ 82,087
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  4,128            1,025
     Distributions Reinvested                                      269              119
     Redeemed                                                     (846)            (538)
                                                            ----------  ---------------
   Net Increase in Class A Shares Outstanding                    3,551              606
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    82,860         $ 16,463
     Distributions Reinvested                                    5,049            1,785
     Redeemed                                                  (16,781)          (8,501)
                                                            ----------  ---------------
   Net Increase                                            $    71,128         $  9,747
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  4,691              714
     Distributions Reinvested                                      239               15
     Redeemed                                                     (258)             (27)
                                                            ----------  ---------------
   Net Increase in Class B Shares Outstanding                    4,672              702
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    93,977         $ 11,773
     Distributions Reinvested                                    4,461              228
     Redeemed                                                   (5,093)            (420)
                                                            ----------  ---------------
   Net Increase                                            $    93,345         $ 11,581
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                  1,910              623
     Distributions Reinvested                                      160               85
     Redeemed                                                     (137)            (312)
                                                            ----------  ---------------
   Net Increase in Class C Shares Outstanding                    1,933              396
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    38,269         $  9,791
     Distributions Reinvested                                    2,997            1,279
     Redeemed                                                   (2,695)          (4,636)
                                                            ----------  ---------------
   Net Increase                                            $    38,571         $  6,434
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    99
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                   VALUE FUND
                                  (UNAUDITED)

                                                      JULY 7, 1997* TO
                                                     DECEMBER 31, 1997
                                                                 (000)
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       395
  Net Realized Gain                                                452
  Change in Unrealized Appreciation /Depreciation               (1,542)
                                                            ----------
  Net Decrease in Net Assets Resulting from
    Operations                                                    (695)
                                                            ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (305)
  Class B                                                          (76)
  Class C                                                          (21)
                                                            ----------
                                                                  (402)
                                                            ----------
  Net Realized Gain:
  Class A                                                         (502)
  Class B                                                         (431)
  Class C                                                          (95)
                                                            ----------
                                                                (1,028)
                                                            ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (1,430)
                                                            ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   220,549
  Distributions Reinvested                                       1,274
  Redeemed                                                      (9,419)
                                                            ----------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                 212,404
                                                            ----------
  Total Increase in Net Assets                                 210,279
NET ASSETS -- Beginning of Period                                   --
                                                            ----------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(7))                                                 $   210,279
                                                            ----------
                                                            ----------
----------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                 10,704
     Distributions Reinvested                                       75
     Redeemed                                                     (613)
                                                            ----------
   Net Increase in Class A Shares Outstanding                   10,166
                                                            ----------
                                                            ----------
   Dollars:
     Subscribed                                            $   109,270
     Distributions Reinvested                                      748
     Redeemed                                                   (6,257)
                                                            ----------
   Net Increase                                            $   103,761
                                                            ----------
                                                            ----------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  8,926
     Distributions Reinvested                                       43
     Redeemed                                                     (236)
                                                            ----------
   Net Increase in Class B Shares Outstanding                    8,733
                                                            ----------
                                                            ----------
   Dollars:
     Subscribed                                            $    90,944
     Distributions Reinvested                                      429
     Redeemed                                                   (2,401)
                                                            ----------
   Net Increase                                            $    88,972
                                                            ----------
                                                            ----------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                  1,996
     Distributions Reinvested                                       10
     Redeemed                                                      (75)
                                                            ----------
   Net Increase in Class C Shares Outstanding                    1,931
                                                            ----------
                                                            ----------
   Dollars:
     Subscribed                                            $    20,335
     Distributions Reinvested                                       97
     Redeemed                                                     (761)
                                                            ----------
   Net Increase                                            $    19,671
                                                            ----------
                                                            ----------
----------------------------------------------------------------------
* Commencement of operations

-----------
         100
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $     8,570         $ 13,435
  Net Realized Gain                                             11,534            9,362
  Change in Unrealized Appreciation /Depreciation              (14,325)          14,412
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                   5,779           37,209
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                       (3,124)          (5,678)
  Class B                                                       (3,343)          (4,269)
  Class C                                                       (1,667)          (3,020)
                                                            ----------  ---------------
                                                                (8,134)         (12,967)
                                                            ----------  ---------------
  Realized Gain:
  Class A                                                       (6,916)          (2,320)
  Class B                                                       (8,787)          (1,708)
  Class C                                                       (4,231)          (1,293)
                                                            ----------  ---------------
                                                               (19,934)          (5,321)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (28,068)         (18,288)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   107,519          133,028
  Distributions Reinvested                                      20,147           11,818
  Redeemed                                                     (65,777)         (63,040)
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  61,889           81,806
                                                            ----------  ---------------
  Total Increase in Net Assets                                  39,600          100,727
NET ASSETS -- Beginning of Period                              196,488           95,761
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $747 and
  $311, respectively)                                      $   236,088         $196,488
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,723            5,082
     Distributions Reinvested                                      580              423
     Redeemed                                                   (3,342)          (3,469)
                                                            ----------  ---------------
   Net Increase in Class A Shares Outstanding                      961            2,036
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    53,448         $ 67,886
     Distributions Reinvested                                    7,700            5,651
     Redeemed                                                  (47,987)         (46,537)
                                                            ----------  ---------------
   Net Increase                                            $    13,161         $ 27,000
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  2,829            3,787
     Distributions Reinvested                                      604              246
     Redeemed                                                     (912)            (622)
                                                            ----------  ---------------
   Net Increase in Class B Shares Outstanding                    2,521            3,411
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    40,592         $ 50,939
     Distributions Reinvested                                    7,924            3,287
     Redeemed                                                  (12,982)          (8,415)
                                                            ----------  ---------------
   Net Increase                                            $    35,534         $ 45,811
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    932            1,057
     Distributions Reinvested                                      344              217
     Redeemed                                                     (336)            (596)
                                                            ----------  ---------------
   Net Increase in Class C Shares Outstanding                      940              678
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    13,479         $ 14,203
     Distributions Reinvested                                    4,522            2,880
     Redeemed                                                   (4,807)          (8,088)
                                                            ----------  ---------------
   Net Increase                                            $    13,194         $  8,995
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    101
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                    $      (793)        $   (131)
  Net Realized Gain                                              6,715           13,981
  Change in Unrealized Appreciation/Depreciation               (12,183)          10,200
                                                            ----------  ---------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                             (6,261)          24,050
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --             (117)
  Class B                                                           --              (17)
  Class C                                                           --              (13)
                                                            ----------  ---------------
                                                                    --             (147)
                                                            ----------  ---------------
  Net Realized Gain:
  Class A                                                      (12,606)          (2,192)
  Class B                                                       (5,784)            (359)
  Class C                                                       (4,438)            (727)
                                                            ----------  ---------------
                                                               (22,828)          (3,278)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (22,828)          (3,425)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    93,970          114,111
  Distributions Reinvested                                      20,741            3,304
  Redeemed                                                     (85,469)         (46,502)
                                                            ----------  ---------------
  Net Increase in Net Assets Resulitng from
    Capital Share Transactions                                  29,242           70,913
                                                            ----------  ---------------
  Total Increase in Net Assets                                     153           91,538
NET ASSETS -- Beginning of Period                              119,060           27,522
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  undistributed (distribution in excess of) net
  investment income of $(804) and $(11),
  respectively)                                            $   119,213         $119,060
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,418            6,162
     Distributions Reinvested                                      941              187
     Redeemed                                                   (4,250)          (2,975)
                                                            ----------  ---------------
   Net Increase in Class A Shares Outstanding                      109            3,374
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    58,970         $ 90,337
     Distributions Reinvested                                   11,770            2,243
     Redeemed                                                  (71,904)         (41,558)
                                                            ----------  ---------------
   Net Increase (Decrease)                                 $    (1,164)        $ 51,022
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,185              752
     Distributions Reinvested                                      445               30
     Redeemed                                                     (209)            (104)
                                                            ----------  ---------------
   Net Increase in Class B Shares Outstanding                    1,421              678
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    20,193         $ 11,139
     Distributions Reinvested                                    5,385              353
     Redeemed                                                   (3,340)          (1,385)
                                                            ----------  ---------------
   Net Increase                                            $    22,238         $ 10,107
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    876              856
     Distributions Reinvested                                      296               60
     Redeemed                                                     (629)            (266)
                                                            ----------  ---------------
   Net Increase in Class C Shares Outstanding                      543              650
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    14,807         $ 12,635
     Distributions Reinvested                                    3,586              708
     Redeemed                                                  (10,225)          (3,559)
                                                            ----------  ---------------
   Net Increase                                            $     8,168         $  9,784
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

-----------
         102
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment (Loss)                                    $      (721)        $   (538)
  Net Realized Gain (Loss)                                      (3,041)          14,993
  Change in Unrealized Appreciation/Depreciation               (51,494)           7,475
                                                            ----------  ---------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            (55,256)          21,930
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --             (291)
  Class B                                                           --              (52)
  Class C                                                           --              (44)
                                                            ----------  ---------------
                                                                    --             (387)
                                                            ----------  ---------------
  Net Realized Gain:
  Class A                                                       (8,584)            (871)
  Class B                                                       (4,292)            (182)
  Class C                                                       (3,969)            (503)
                                                            ----------  ---------------
                                                               (16,845)          (1,556)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (16,845)          (1,943)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   115,227          133,953
  Distributions Reinvested                                      15,915            1,855
  Redeemed                                                     (93,844)        (111,716)
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,298           24,092
                                                            ----------  ---------------
  Total Increase (Decrease) in Net Assets                      (34,803)          44,079
NET ASSETS -- Beginning of Period                              212,946          168,867
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment of
  $(1,380) and $(659), respectively)                       $   178,143         $212,946
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  6,511            7,637
     Distributions Reinvested                                      891              104
     Redeemed                                                   (6,134)          (8,424)
                                                            ----------  ---------------
   Net Increase (Decrease) in Class A Shares
     Outstanding                                                 1,268             (683)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    78,917         $ 89,680
     Distributions Reinvested                                    8,101            1,103
     Redeemed                                                  (73,618)         (96,827)
                                                            ----------  ---------------
   Net Increase (Decrease)                                 $    13,400         $ (6,044)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  2,075            2,028
     Distributions Reinvested                                      457               20
     Redeemed                                                     (531)            (205)
                                                            ----------  ---------------
   Net Increase in Class B Shares Outstanding                    2,001            1,843
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $    26,980         $ 23,982
     Distributions Reinvested                                    4,064              223
     Redeemed                                                   (5,896)          (2,355)
                                                            ----------  ---------------
   Net Increase                                            $    25,148         $ 21,850
                                                            ----------  ---------------
                                                            ----------  ---------------
   Class C
   ---------------------
   Shares:
     Subscribed                                                    720            1,753
     Distributions Reinvested                                      421               51
     Redeemed                                                   (1,268)          (1,086)
                                                            ----------  ---------------
   Net Increase (Decrease) in Class C Shares
     Outstanding                                                  (127)             718
                                                            ----------  ---------------
                                                            ----------  ---------------
   Dollars:
     Subscribed                                            $     9,330         $ 20,292
     Distributions Reinvested                                    3,750              528
     Redeemed                                                  (14,330)         (12,534)
                                                            ----------  ---------------
   Net Increase (Decrease)                                 $    (1,250)        $  8,286
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    103
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net Investment (Loss)                                      $      (390)        $   (135)
Net Realized Gain                                               10,816            3,674
Change in Unrealized Appreciation/Depreciation                   2,175            3,205
                                                            ----------          -------
Net Increase in Net Assets Resulting from
  Operations                                                    12,601            6,744
                                                            ----------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                           --              (16)
  Class B                                                           --               (5)
  Class C                                                           --               (5)
                                                            ----------          -------
                                                                    --              (26)
                                                            ----------          -------
  Net Realized Gain:
  Class A                                                       (3,187)            (711)
  Class B                                                       (5,696)            (452)
  Class C                                                       (1,157)            (439)
                                                            ----------          -------
                                                               (10,040)          (1,602)
                                                            ----------          -------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (10,040)          (1,628)
                                                            ----------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    41,232           57,588
  Distributions Reinvested                                       9,563            1,037
  Redeemed                                                     (13,404)          (7,818)
                                                            ----------          -------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,391           50,807
                                                            ----------          -------
  Total Increase in Net Assets                                  39,952           55,923
NET ASSETS -- Beginning of Period                               66,313           10,390
                                                            ----------          -------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(390) and $0,
  respectively.)                                           $   106,265         $ 66,313
                                                            ----------          -------
                                                            ----------          -------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    786            1,309
     Distributions Reinvested                                      177               35
     Redeemed                                                     (286)            (392)
                                                            ----------          -------
   Net Increase in Class A Shares Outstanding                      677              952
                                                            ----------          -------
                                                            ----------          -------
   Dollars:
     Subscribed                                            $    14,243         $ 20,966
     Distributions Reinvested                                    3,064              522
     Redeemed                                                   (5,151)          (6,373)
                                                            ----------          -------
     Net Increase                                          $    12,156         $ 15,115
                                                            ----------          -------
                                                            ----------          -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,254            1,905
     Distributions Reinvested                                      314               18
     Redeemed                                                     (269)             (51)
                                                            ----------          -------
   Net Increase in Class B Shares Outstanding                    1,299            1,872
                                                            ----------          -------
                                                            ----------          -------
   Dollars:
     Subscribed                                            $    22,628         $ 30,344
     Distributions Reinvested                                    5,363              262
     Redeemed                                                   (4,869)            (818)
                                                            ----------          -------
   Net Increase                                            $    23,122         $ 29,788
                                                            ----------          -------
                                                            ----------          -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    240              404
     Distributions Reinvested                                       67               17
     Redeemed                                                     (192)             (42)
                                                            ----------          -------
   Net Increase in Class C Shares Outstanding                      115              379
                                                            ----------          -------
                                                            ----------          -------
   Dollars:
     Subscribed                                            $     4,361         $  6,278
     Distributions Reinvested                                    1,136              252
     Redeemed                                                   (3,384)            (626)
                                                            ----------          -------
   Net Increase                                            $     2,113         $  5,904
                                                            ----------          -------
                                                            ----------          -------
---------------------------------------------------------------------------------------

-----------
         104
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       340         $    280
  Net Realized Gain                                              1,693            2,077
  Change in Unrealized Appreciation/Depreciation                 1,861            1,622
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Operations                                                   3,894            3,979
                                                               -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (246)            (162)
  Class B                                                         (106)             (57)
  Class C                                                          (32)             (31)
                                                               -------          -------
                                                                  (384)            (250)
                                                               -------          -------
  Net Realized Gain:
  Class A                                                       (1,796)            (100)
  Class B                                                       (1,083)             (71)
  Class C                                                         (334)             (48)
                                                               -------          -------
                                                                (3,213)            (219)
                                                               -------          -------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (3,597)            (469)
                                                               -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    17,674           23,984
  Distributions Reinvested                                       3,326              268
  Redeemed                                                      (8,171)          (9,254)
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  12,829           14,998
                                                               -------          -------
  Total Increase in Net Assets                                  13,126           18,508
NET ASSETS -- Beginning of Period                               24,316            5,808
                                                               -------          -------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $12 and
  $55, respectively.)                                      $    37,442         $ 24,316
                                                               -------          -------
                                                               -------          -------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    603            1,003
     Distributions Reinvested                                      118               13
     Redeemed                                                     (389)            (257)
                                                               -------          -------
   Net Increase in Class A Shares Outstanding                      332              759
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $    10,309         $ 15,148
     Distributions Reinvested                                    1,916              187
     Redeemed                                                   (6,525)          (3,998)
                                                               -------          -------
   Net Increase                                            $     5,700         $ 11,337
                                                               -------          -------
                                                               -------          -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    319              441
     Distributions Reinvested                                       66                4
     Redeemed                                                      (57)            (185)
                                                               -------          -------
   Net Increase in Class B Shares Outstanding                      328              260
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $     5,549         $  6,607
     Distributions Reinvested                                    1,069               54
     Redeemed                                                   (1,004)          (2,916)
                                                               -------          -------
   Net Increase                                            $     5,614         $  3,745
                                                               -------          -------
                                                               -------          -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    104              150
     Distributions Reinvested                                       21                2
     Redeemed                                                      (36)            (149)
                                                               -------          -------
   Net Increase in Class C Shares Outstanding                       89                3
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $     1,816         $  2,229
     Distributions Reinvested                                      341               26
     Redeemed                                                     (642)          (2,339)
                                                               -------          -------
   Net Increase (Decrease)                                 $     1,515         $    (84)
                                                               -------          -------
                                                               -------          -------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    105
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $       785         $  1,246
  Net Realized Gain                                                679              312
  Change in Unrealized Appreciation /Depreciation                 (164)             881
                                                               -------          -------
  Net Increase in Net Assets Resulting from
    Operations                                                   1,300            2,439
                                                               -------          -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (286)            (434)
  Class B                                                         (358)            (454)
  Class C                                                         (138)            (338)
                                                               -------          -------
                                                                  (782)          (1,226)
                                                               -------          -------
  Realized Gain:
  Class A                                                         (236)             (20)
  Class B                                                         (415)             (24)
  Class C                                                         (119)             (20)
                                                               -------          -------
                                                                  (770)             (64)
                                                               -------          -------
  Net Decrease in Net Assets Resulting from
    Distributions                                               (1,552)          (1,290)
                                                               -------          -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    10,819           12,562
  Distributions Reinvested                                         860              237
  Redeemed                                                     (15,555)          (2,025)
                                                               -------          -------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                             (3,876)          10,774
                                                               -------          -------
  Total Increase (Decrease) in Net Assets                       (4,128)          11,923
NET ASSETS -- Beginning of Period                               22,567           10,644
                                                               -------          -------
NET ASSETS -- End of Period (Including
  undistributed net investment income of $41 and
  $38, respectively.)                                      $    18,439         $ 22,567
                                                               -------          -------
                                                               -------          -------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                    274              461
     Distributions Reinvested                                       24               10
     Redeemed                                                     (548)            (101)
                                                               -------          -------
   Net Increase (Decrease) in Class A Shares
     Outstanding                                                  (250)             370
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $     3,629         $  5,790
     Distributions Reinvested                                      301              131
     Redeemed                                                   (7,228)          (1,282)
                                                               -------          -------
   Net Increase (Decrease)                                 $    (3,298)        $  4,639
                                                               -------          -------
                                                               -------          -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                    425              397
     Distributions Reinvested                                       33                6
     Redeemed                                                     (337)             (20)
                                                               -------          -------
   Net Increase in Class B Shares Outstanding                      121              383
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $     5,615         $  4,971
     Distributions Reinvested                                      411               72
     Redeemed                                                   (4,447)            (249)
                                                               -------          -------
   Net Increase                                            $     1,579         $  4,794
                                                               -------          -------
                                                               -------          -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    119              144
     Distributions Reinvested                                       12                3
     Redeemed                                                     (289)             (39)
                                                               -------          -------
   Net Increase (Decrease) in Class C Shares
     Outstanding                                                  (158)             108
                                                               -------          -------
                                                               -------          -------
   Dollars:
     Subscribed                                            $     1,575         $  1,800
     Distributions Reinvested                                      148               35
     Redeemed                                                   (3,880)            (494)
                                                               -------          -------
   Net Increase (Decrease)                                 $    (2,157)        $  1,341
                                                               -------          -------
                                                               -------          -------
---------------------------------------------------------------------------------------

-----------
         106
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED  JULY 1, 1996* TO
                                                     DECEMBER 31, 1997     JUNE 30, 1997
                                                                 (000)             (000)
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $         7         $     170
  Net Realized Gain (Loss)                                        (426)              770
  Change in Unrealized Appreciation /Depreciation               (5,990)            4,184
                                                               -------           -------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                             (6,409)            5,124
                                                               -------           -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                         (488)              (52)
  Class B                                                         (330)              (45)
  Class C                                                          (53)              (43)
                                                               -------           -------
                                                                  (871)             (140)
                                                               -------           -------
  Net Realized Gain:
  Class A                                                          (33)               (4)
  Class B                                                          (31)               (4)
  Class C                                                           (9)               (4)
                                                               -------           -------
                                                                   (73)              (12)
                                                               -------           -------
  Net Decrease in Net Assets Resulting from
    Distributions                                                 (944)             (152)
                                                               -------           -------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    53,554            47,034
  Distributions Reinvested                                         849                50
  Redeemed                                                     (16,493)           (2,724)
                                                               -------           -------
  Net Increase in Net Assets Resulting from
    Capital Share Transactions                                  37,910            44,360
                                                               -------           -------
  Total Increase in Net Assets                                  30,557            49,332
NET ASSETS -- Beginning of Period                               49,332                --
                                                               -------           -------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess of) net
  investment income of $(97) and $30,
  respectively.)                                           $    79,889         $  49,332
                                                               -------           -------
                                                               -------           -------
----------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  1,800             1,722
     Distributions Reinvested                                       38                 1
     Redeemed                                                     (502)             (144)
                                                               -------           -------
   Net Increase in Class A Shares Outstanding                    1,336             1,579
                                                               -------           -------
                                                               -------           -------
   Dollars:
     Subscribed                                            $    24,479         $  21,512
     Distributions Reinvested                                      473                14
     Redeemed                                                   (6,583)           (1,786)
                                                               -------           -------
   Net Increase                                            $    18,369         $  19,740
                                                               -------           -------
                                                               -------           -------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,712             1,321
     Distributions Reinvested                                       26                 2
     Redeemed                                                     (373)               (6)
                                                               -------           -------
   Net Increase in Class B Shares Outstanding                    1,365             1,317
                                                               -------           -------
                                                               -------           -------
   Dollars:
     Subscribed                                            $    23,249         $  16,670
     Distributions Reinvested                                      322                18
     Redeemed                                                   (4,938)              (73)
                                                               -------           -------
   Net Increase                                            $    18,633         $  16,615
                                                               -------           -------
                                                               -------           -------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    429               728
     Distributions Reinvested                                        4                 1
     Redeemed                                                     (372)              (67)
                                                               -------           -------
   Net Increase in Class C Shares Outstanding                       61               662
                                                               -------           -------
                                                               -------           -------
   Dollars:
     Subscribed                                            $     5,826         $   8,852
     Distributions Reinvested                                       54                18
     Redeemed                                                   (4,972)             (865)
                                                               -------           -------
   Net Increase                                            $       908         $   8,005
                                                               -------           -------
                                                               -------           -------
----------------------------------------------------------------------------------------
* Commencement of operations

                                                         -----------------------
                                                                    107
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $     1,871         $  5,375
  Net Realized Gain (Loss)                                          (1)               8
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                   1,870            5,383
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income                                         (1,878)          (5,375)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   150,181          359,068
  Distributions Reinvested                                       1,788            4,349
  Redeemed                                                    (193,732)        (414,635)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Capital Share Transactions                                 (41,763)         (51,218)
                                                            ----------  ---------------
  Total Decrease in Net Assets                                 (41,771)         (51,210)
NET ASSETS -- Beginning of Period                               94,768          145,978
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(7) and $0, respectively)                            $    52,997         $ 94,768
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Shares
     Subscribed                                                150,181          359,068
     Distributions Reinvested                                    1,788            4,349
     Redeemed                                                 (193,732)        (414,635)
                                                            ----------  ---------------
   Net Decrease in Shares Outstanding                          (41,763)         (51,218)
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

-----------
         108
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
                                  (UNAUDITED)

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 1997    JUNE 30, 1997
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $     4,440         $  8,859
  Net Realized Gain                                                  6               13
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                   4,446            8,872
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income                                         (4,508)          (8,859)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   535,228          677,641
  Distributions Reinvested                                       3,865            7,110
  Redeemed                                                    (314,640)        (717,315)
                                                            ----------  ---------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                            224,453          (32,564)
                                                            ----------  ---------------
  Total Increase (Decrease) in Net Assets                      224,391          (32,551)
NET ASSETS -- Beginning of Period                              138,422          170,973
                                                            ----------  ---------------
NET ASSETS -- End of Period (Including
  distributions in excess of net investment income
  of $(68) and $0, respectively)                           $   362,813         $138,422
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                                                535,228          677,641
     Distributions Reinvested                                    3,865            7,110
     Redeemed                                                 (314,640)        (717,315)
                                                            ----------  ---------------
   Net Increase (Decrease) in Shares Outstanding               224,453          (32,564)
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    109
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.57    $      14.75    $      12.60    $      11.99    $      11.09    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.06            0.10            0.19            0.12            0.10            0.04
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.10)           2.76            2.82            0.67            0.90            1.05
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (0.04)           2.86            3.01            0.79            1.00            1.09
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.36)          (0.55)          (0.39)             --           (0.03)             --
  In Excess of Net
    Investment Income                  --              --              --           (0.05)             --              --
  Net Realized Gain                 (1.83)          (0.49)          (0.47)          (0.13)          (0.07)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (2.19)          (1.04)          (0.86)          (0.18)          (0.10)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      14.34    $      16.57    $      14.75    $      12.60    $      11.99    $      11.09
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                    (0.07)%         20.61%          24.62%           6.69%           9.02%          10.90%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     74,593    $     72,704    $     63,706    $     42,586    $     33,425    $     10,434
Ratio of Expenses to
  Average Net Assets                 1.70%**         1.70%           1.70%           1.70%           1.70%           1.70%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 0.73%**         0.59%           0.71%           1.01%           0.98%           1.04%**
Portfolio Turnover Rate                44%             45%             44%             39%             30%             14%
Average Commission Rate #
  Per Share                  $     0.0143    $     0.0021             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.07%           0.83%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.03    $       0.10    $       0.04    $       0.09    $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.81%**         1.90%           2.06%           2.03%           2.58%           3.65%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           0.63%**         0.41%           0.35%           0.68%           0.10%          (0.91)%**
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.15    $      14.46    $      13.01
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)          (0.05)           0.30
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.03)           2.73            1.98
                             ------------    ------------    ------------
  Total From Investment
    Operations                      (0.11)           2.68            2.28
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.28)          (0.50)          (0.35)
  In Excess of Net
    Investment Income                  --              --              --
  Net Realized Gain                 (1.83)          (0.49)          (0.48)
                             ------------    ------------    ------------
  Total Distributions               (2.11)          (0.99)          (0.83)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      13.93    $      16.15    $      14.46
                             ------------    ------------    ------------
                             ------------    ------------    ------------
TOTAL RETURN (1)                    (0.52)%         19.64%          18.08%
                             ------------    ------------    ------------
                             ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     58,639    $     38,962    $     14,786
Ratio of Expenses to
  Average Net Assets                 2.45%**         2.45%           2.45%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.02)%**        (0.11)%         0.45%**
Portfolio Turnover Rate                44%             45%             44%
Average Commission Rate #
  Per Share                  $     0.0143    $     0.0021             N/A
  As a Percentage of
    Trade Amount                     0.07%           0.83%            N/A
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.40    $       0.09    $       0.22
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.56%**         2.65%           2.81%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (0.12)%**        (0.30)%         0.09%**
--------------------------------------------------------------------------------------------------------

                                                                           CLASS C
                              -------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                                           JANUARY 4,
                                     ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED            1993*
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,      TO JUNE 30,
AND RATIOS                            1997             1997             1996             1995             1994             1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.24     $      14.49     $      12.43     $      11.90     $      11.05     $      10.00
                              ------------     ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                            0.00++          (0.03)            0.12             0.04             0.06             0.01
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.10)            2.73             2.75             0.65             0.86             1.04
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (0.10)            2.70             2.87             0.69             0.92             1.05
                              ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income              (0.24)           (0.46)           (0.33)              --               --               --
  In Excess of Net
    Investment Income                   --               --               --            (0.03)              --               --
  Net Realized Gain                  (1.83)           (0.49)           (0.48)           (0.13)           (0.07)              --
                              ------------     ------------     ------------     ------------     ------------     ------------
  Total Distributions                (2.07)           (0.95)           (0.81)           (0.16)           (0.07)              --
                              ------------     ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      14.07     $      16.24     $      14.49     $      12.43     $      11.90     $      11.05
                              ------------     ------------     ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------     ------------     ------------
TOTAL RETURN (1)                     (0.42)%          19.69%           23.65%            5.84%            8.34%           10.50%
                              ------------     ------------     ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------     ------------     ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     80,036     $     78,199     $     63,025     $     40,460     $     29,892     $      6,995
Ratio of Expenses to
  Average Net Assets                  2.45%**          2.45%            2.45%            2.45%            2.45%            2.45%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (0.02)%**        (0.16)%          (0.04)%           0.25%            0.23%            0.29%**
Portfolio Turnover Rate                 44%              45%              44%              39%              30%              14%
Average Commission Rate #
  Per Share                   $     0.0143     $     0.0021              N/A              N/A              N/A              N/A
  As a Percentage of
    Trade Amount                      0.07%            0.83%             N/A              N/A              N/A              N/A
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.03     $       1.16     $       0.05     $       0.12     $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.56%**          2.65%            2.81%            2.78%            3.34%            4.40%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (0.11)%**        (0.34)%          (0.40)%          (0.08)%          (0.66)%          (1.66)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount per share is less than $0.01.
(1) Total return is calculated exclusive sale charges or deferred sales charges. Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         110
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               GLOBAL EQUITY FUND
                                  (UNAUDITED)

                                                 CLASS A              CLASS B              CLASS C
                                            -----------------    -----------------    -----------------
                                            OCTOBER 29, 1997*    OCTOBER 29, 1997*    OCTOBER 29, 1997*
SELECTED PER SHARE DATA AND RATIOS          DECEMBER 31, 1997    DECEMBER 31, 1997    DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $           10.00    $           10.00    $           10.00
                                                      -------    -----------------              -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.02                 0.00+                0.00+
  Net Realized and Unrealized (Loss)                    (0.09)               (0.09)               (0.09)
                                                      -------    -----------------              -------
  Total From Investment Operations                      (0.07)               (0.09)               (0.09)
                                                      -------    -----------------              -------
DISTRIBUTIONS
  Net Investment Income                                 (0.02)               (0.00)+              (0.00)+
                                                      -------    -----------------              -------
  Total Distributions                                   (0.02)                0.00+                0.00+
                                                      -------    -----------------              -------
NET ASSET VALUE, END OF PERIOD              $            9.91    $            9.91    $            9.91
                                                      -------    -----------------              -------
                                                      -------    -----------------              -------
TOTAL RETURN (1)                                        (0.74)%              (0.86)%              (0.86)%
                                                      -------    -----------------              -------
                                                      -------    -----------------              -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $          55,372    $         467,465    $          45,801
Ratio of Expenses to Average Net Assets                  1.56%**              2.31%**              2.31%**
Ratio of Net Investment Income to
  Average Net Assets                                     0.92%**              0.24%**              0.25%**
Portfolio Turnover Rate                                     0%                   0%                   0%
Average Commission Rate                     $          0.0099    $          0.0099    $          0.0099
As a Percentage of Trade Amount                          0.07%                0.07%                0.07%
-------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
  During the Period
  Per Share Benefit to Net Investment
    Income                                  $              --    $              --    $              --
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                           --                   --                   --
  Net Investment Income to Average Net
    Assets                                                 --                   --                   --

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The amount is less than $0.01 per share.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    111
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                            GLOBAL FIXED INCOME FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.95    $       9.94    $      10.23    $       9.53    $      10.55    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.19            0.44            0.53            0.56            0.52            0.25
  Net Realized and
    Unrealized Gain
    (Loss)                           0.04           (0.02)          (0.01)           0.50           (0.42)           0.55
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.23            0.42            0.52            1.06            0.10            0.80
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.20)          (0.35)          (0.79)          (0.36)          (0.50)          (0.25)
  In Excess of Net
    Investment Income                  --           (0.06)          (0.02)             --           (0.12)             --
  Net Realized Gain                 (0.05)             --              --              --           (0.47)             --
  In Excess of Net
    Realized Gain                      --              --              --              --           (0.03)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.25)          (0.41)          (0.81)          (0.36)          (1.12)          (0.25)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.93    $       9.95    $       9.94    $      10.23    $       9.53    $      10.55
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                     2.39%           4.27%           5.20%          11.41%           0.41%           8.02%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      5,851    $      6,407    $      7,432    $     11,092    $     10,369    $      6,633
Ratio of Expenses to
  Average Net Assets                 1.45%**         1.45%           1.45%           1.45%           1.45%           1.45%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.84%**         4.40%           5.02%           5.84%           4.70%           5.00%**
Portfolio Turnover Rate                37%            170%            223%            169%            168%             55%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.09    $       0.12    $       0.07    $       0.07    $       0.11    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.23%**         2.57%           2.16%           2.22%           2.48%           2.88%**
  Net Investment Income
    to Average Net Assets            2.10%**         3.25%           4.31%           5.07%           3.67%           3.57%**
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.91    $       9.91    $      10.24
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.12            0.41            0.64
  Net Realized and
    Unrealized Gain
    (Loss)                           0.07           (0.07)          (0.26)
                             ------------    ------------    ------------
  Total From Investment
    Operations                       0.19            0.34            0.38
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.17)          (0.29)          (0.69)
  In Excess of Net
    Investment Income                  --           (0.05)          (0.02)
  Net Realized Gain                 (0.05)             --              --
  In Excess of Net
    Realized Gain                      --              --              --
                             ------------    ------------    ------------
  Total Distributions               (0.22)          (0.34)          (0.71)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.88    $       9.91    $       9.91
                             ------------    ------------    ------------
                             ------------    ------------    ------------
TOTAL RETURN (1)                     1.99%           3.48%           3.76%
                             ------------    ------------    ------------
                             ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      1,539    $      1,716    $      1,440
Ratio of Expenses to
  Average Net Assets                 2.20%**         2.20%           2.20%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.08%**         3.65%           3.38%**
Portfolio Turnover Rate                37%            170%            223%
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.07    $       0.13    $       0.12
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.98%**         3.37%           3.57%**
  Net Investment Income
    to Average Net Assets            1.32%**         2.45%           2.01%**
--------------------------------------------------------------------------------------------------------

                                                                       CLASS C
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                      JANUARY 4,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       9.90    $       9.90    $      10.20    $       9.54    $      10.56    $      10.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.16            0.39            0.37            0.49            0.43            0.21
  Net Realized and
    Unrealized Gain
    (Loss)                           0.03           (0.05)           0.08            0.47           (0.40)           0.55
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                       0.19            0.34            0.45            0.96            0.03            0.76
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.17)          (0.29)          (0.73)          (0.30)          (0.44)          (0.20)
  In Excess of Net
    Investment Income                  --           (0.05)          (0.02)             --           (0.11)             --
  Net Realized Gain                 (0.05)             --              --              --           (0.47)             --
  In Excess of Net
    Realized Gain                      --              --              --              --           (0.03)             --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.22)          (0.34)          (0.75)          (0.30)          (1.05)          (0.20)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.87    $       9.90    $       9.90    $      10.20    $       9.54    $      10.56
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                     1.99%           3.48%           4.47%          10.24%          (0.25)%          7.61%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $      2,103    $      2,445    $      2,844    $      5,965    $      5,407    $      6,120
Ratio of Expenses to
  Average Net Assets                 2.20%**         2.20%           2.20%           2.20%           2.20%           2.20%**
Ratio of Net Investment
  Income to Average Net
  Assets                             3.09%**         3.65%           4.35%           5.09%           3.95%           4.25%**
Portfolio Turnover Rate                37%            170%            223%            169%            168%             55%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.09    $       0.12    $       0.06    $       0.08    $       0.12    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.98%**         3.35%           2.87%           2.97%           3.29%           3.63%**
  Net Investment Income
    to Average Net Assets            1.35%**         2.48%           3.68%           4.32%           2.86%           2.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         112
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               ASIAN GROWTH FUND
                                  (UNAUDITED)

                                                                       CLASS A
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                        JUNE 23,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.62    $      17.15    $      16.42    $      15.50    $      12.00    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.03)          (0.06)          (0.04)             --           (0.03)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (8.27)          (0.14)           0.77            1.43            3.53              --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (8.30)          (0.20)           0.73            1.43            3.50              --
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --           (0.49)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --           (0.02)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
                                    (0.02)          (0.33)             --           (0.51)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.30    $      16.62    $      17.15    $      16.42    $      15.50    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                   (49.96)%         (1.10)%          4.45%           9.50%          29.17%           0.00%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     63,990    $    175,448    $    248,009    $    178,667    $    138,212    $     11,770
Ratio of Expenses to
  Average Net Assets                 1.97%**         1.84%           1.88%           1.90%           1.90%           1.90%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.91)%**        (0.31)%        (0.16)%          0.04%          (0.24)%         (0.81)%**
Portfolio Turnover Rate                71%             74%             38%             34%             34%              0%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During
  the Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --    $         --    $       0.03    $       0.01
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --              --            2.17%          11.83%**
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --              --           (0.51)%        (10.74)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            1.89%**           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED           1995+
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.17    $      16.81    $      16.51
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.13)          (0.15)          (0.03)
  Net Realized and
    Unrealized Gain
    (Loss)                          (7.98)          (0.16)           0.33
                             ------------    ------------    ------------
  Total From Investment
    Operations                      (8.11)          (0.31)           0.30
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --
                             ------------    ------------    ------------
                                    (0.02)          (0.33)             --
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.04    $      16.17    $      16.81
                             ------------    ------------    ------------
                             ------------    ------------    ------------
TOTAL RETURN (1)                   (50.17)%         (1.79)%          1.82%
                             ------------    ------------    ------------
                             ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     27,558    $     62,786    $     52,853
Ratio of Expenses to
  Average Net Assets                 2.72%**         2.59%           2.61%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.64)%**        (1.04)%        (0.52%)**
Portfolio Turnover Rate                71%             74%             38%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A
----------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During
  the Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.64%**           --              --
------------------------------------------------------------------------------------------------------

                                                                       CLASS C
                             --------------------------------------------------------------------------------------------
                               SIX MONTHS                                                                        JUNE 23,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.14    $      16.78    $      16.19    $      15.40    $      12.00    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Loss               (0.25)          (0.24)          (0.13)          (0.12)          (0.10)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (7.84)          (0.07)           0.72            1.42            3.50              --
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (8.09)          (0.31)           0.59            1.30            3.40              --
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Realized Gain                 (0.02)             --              --           (0.49)             --              --
  In Excess of Net
    Realized Gain                      --           (0.33)             --           (0.02)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
                                    (0.02)          (0.33)             --           (0.51)             --              --
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       8.03    $      16.14    $      16.78    $      16.19    $      15.40    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                   (50.14)%         (1.79)%          3.64%           8.71%          28.33%           0.00%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     37,979    $    114,460    $    168,070    $    139,497    $    116,889    $      8,491
Ratio of Expenses to
  Average Net Assets                 2.72%**         2.59%           2.63%           2.63%           2.65%           2.65%**
Ratio of Net Investment
  (Loss) to Average Net
  Assets                            (1.65)%**        (1.06)%        (0.94)%        (0.77%)          (0.99)%         (1.56)%**
Portfolio Turnover Rate                71%             74%             38%             34%             34%              0%
Average Commission Rate #
  Per Share                  $     0.0088    $     0.0110             N/A             N/A             N/A             N/A
  As a Percentage of
    Trade Amount                     0.41%           0.51%            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Loss      $         --    $         --    $         --    $         --    $       0.03    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --              --              --            2.92%          12.64%**
  Net Investment Income
    (Loss) to Average Net
    Assets                             --              --              --              --           (1.26)%        (11.55)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.64%**           --              --              --              --              --

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for a periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    113
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              AMERICAN VALUE FUND
                                  (UNAUDITED)

                                                               CLASS A
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                     OCTOBER 18,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.63    $      12.89    $      11.70    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                           0.03            0.20            0.27            0.27            0.17
  Net Realized and
    Unrealized Gain
    (Loss)                           2.87            4.05            1.94            1.44           (0.30)
                             ------------    ------------    ------------    ------------    ------------
  Total from Investment
    Operations                       2.90            4.25            2.21            1.71           (0.13)
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.04)          (0.20)          (0.27)          (0.28)          (0.17)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)             --              --
  Net Realized Gain                 (1.04)          (1.09)          (0.19)          (0.24)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.08)          (1.29)          (0.47)          (0.52)          (0.17)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      19.41    $      17.59    $      14.63    $      12.89    $      11.70
                             ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                    16.66%          30.68%          17.41%          15.01%          (1.12)%
                             ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    106,826    $     34,331    $     19,674    $     20,675    $     10,717
Ratio of Expenses to
  Average Net Assets                 1.50%**         1.50%           1.50%           1.50%           1.50%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.05)%**         1.25%          1.90%           2.29%           2.14%**
Portfolio Turnover Rate                82%             73%             41%             23%             17%
Average Commission Rate #    $     0.0528    $     0.0452             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.03    $       0.04    $       0.04    $       0.05    $       0.08
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                             1.57%**         1.76%           1.81%           1.96%           2.48%**
  Net Investment Income
    to Average Net Assets           (0.13)%**         0.98%          1.59%           1.83%           1.16%**
---------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED        1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.63    $      13.37
                             ------------    ------------          ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.12)           0.09            0.15
  Net Realized and
    Unrealized Gain
    (Loss)                           2.94            4.05            1.46
                             ------------    ------------          ------
  Total from Investment
    Operations                       2.82            4.14            1.61
                             ------------    ------------          ------
DISTRIBUTIONS
  Net Investment Income             (0.01)          (0.09)          (0.15)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)
  Net Realized Gain                 (1.04)          (1.09)          (0.19)
                             ------------    ------------          ------
  Total Distributions               (1.05)          (1.18)          (0.35)
                             ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      19.36    $      17.59    $      14.63
                             ------------    ------------          ------
                             ------------    ------------          ------
TOTAL RETURN (1)                    16.25%          29.77%          12.29%
                             ------------    ------------          ------
                             ------------    ------------          ------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    107,301    $     15,331    $      2,485
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.25%           2.25%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.76)%**         0.40%          1.18%**
Portfolio Turnover Rate                82%             73%             41%
Average Commission Rate #    $     0.0528    $     0.0452             N/A
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.06    $       0.04
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                             2.32%**         2.48%           2.61%**
  Net Investment Income
    to Average Net Assets           (0.85)%**         0.14%          0.82%**
--------------------------------------------------------------------------------------------------------

                                                               CLASS C
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                     OCTOBER 18,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1993*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.59    $      14.64    $      12.89    $      11.69    $      12.00
                             ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.04)           0.08            0.16            0.17            0.11
  Net Realized and
    Unrealized Gain
    (Loss)                           2.86            4.05            1.94            1.44           (0.31)
                             ------------    ------------    ------------    ------------    ------------
  Total from Investment
    Operations                       2.82            4.13            2.10            1.61           (0.20)
                             ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.01)          (0.09)          (0.15)          (0.17)          (0.11)
  In Excess of Net
    Investment Income                  --           (0.00)++        (0.01)             --              --
  Net Realized Gain                 (1.04)          (1.09)          (0.19)          (0.24)             --
                             ------------    ------------    ------------    ------------    ------------
  Total Distributions               (1.05)          (1.18)          (0.35)          (0.41)          (0.11)
                             ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      19.36    $      17.59    $      14.64    $      12.89    $      11.69
                             ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                    16.24%          29.67%          16.50%          14.13%          (1.70)%
                             ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     73,122    $     32,425    $     21,193    $     13,867    $      7,237
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.25%           2.25%           2.25%           2.25%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.82)%**         0.49%          1.17%           1.54%           1.39%**
Portfolio Turnover Rate                82%             73%             41%             23%             17%
Average Commission Rate #    $     0.0528    $     0.0452             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.00++  $       0.04    $       0.04    $       0.05    $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.32%**         2.47%           2.58%           2.71%           3.28%**
  Net Investment Income
    to Average Net Assets           (0.89)%**         0.22%          0.84%           1.08%           0.36%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
 ++  Amount is less than $0.01 per share.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         114
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                   VALUE FUND
                                  (UNAUDITED)

                                              CLASS A         CLASS B         CLASS C
                                            ------------    ------------    ------------
                                                 JULY 7,         JULY 7,         JULY 7,
                                                   1997*           1997*           1997*
                                            DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                  1997            1997            1997
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $      10.00    $      10.00    $      10.00
                                            ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                             0.03            0.01            0.01
  Net Realized and Unrealized Gain                  0.15            0.14            0.13
                                            ------------    ------------    ------------
  Total From Investment Operations                  0.18            0.15            0.14
                                            ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                            (0.03)          (0.01)          (0.01)
  Net Realized Gain                                (0.05)          (0.05)          (0.05)
                                            ------------    ------------    ------------
  Total Distributions                              (0.08)          (0.06)          (0.06)
                                            ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD              $      10.10    $      10.09    $      10.08
                                            ------------    ------------    ------------
                                            ------------    ------------    ------------
TOTAL RETURN (1)                                    1.84%           1.51%           1.43%
                                            ------------    ------------    ------------
                                            ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)           $    102,701    $     88,112    $     19,466
Ratio of Expenses to Average Net Assets             1.45%**         2.20%**         2.20%**
Ratio of Net Investment Income to
  Average Net Assets                                1.01%**         0.26%**         0.27%**
Portfolio Turnover Rate                               15%             15%             15%
Average Commission Rate                     $     0.0587    $     0.0587    $     0.0587
----------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
  During the Period
  Per Share Benefit to Net Investment
    Income                                  $       0.01    $       0.01    $       0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                    1.78%**         2.53%**         2.53%**
  Net Investment Income to Average Net
    Assets                                          0.70%**         0.06%**         0.06%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    115
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           WORLDWIDE HIGH INCOME FUND
                                  (UNAUDITED)

                                                               CLASS A
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                       APRIL 21,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      14.26    $      12.47    $      11.57    $      12.17    $      12.00
                             ------------    ------------    ------------    ------------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.60            1.25            1.36            1.26            0.18
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.13)           2.30            0.80           (0.52)           0.16
                             ------------    ------------    ------------    ------------          ------
  Total From Investment
    Operations                       0.47            3.55            2.16            0.74            0.34
                             ------------    ------------    ------------    ------------          ------
DISTRIBUTIONS
  Net Investment Income             (0.55)          (1.25)          (1.26)          (1.22)          (0.17)
  Net Realized Gain                 (1.19)          (0.51)             --           (0.12)             --
                             ------------    ------------    ------------    ------------          ------
  Total Distributions               (1.74)          (1.76)          (1.26)          (1.34)          (0.17)
                             ------------    ------------    ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      12.99    $      14.26    $      12.47    $      11.57    $      12.17
                             ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------          ------
TOTAL RETURN (1)                     3.36%          30.29%          19.61%           6.87%           2.86%
                             ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------          ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     82,139    $     76,439    $     41,493    $     14,819    $      6,857
Ratio of Expenses to
  Average Net Assets                 1.43%**         1.52%           1.55%           1.55%           1.55%**
Ratio of Net Investment
  Income to Average Net
  Assets                             8.05%**         9.73%          11.95%          11.53%           8.29%**
Portfolio Turnover Rate                67%            157%            220%            178%             19%
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.02    $       0.05    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            1.69%           1.97%           3.23%**
  Net Investment Income
    to Average Net Assets              --              --           11.81%          11.11%           6.61%**
---------------------------------------------------------------------------------------------------------

                                               CLASS B
                             --------------------------------------------
                               SIX MONTHS                       AUGUST 1,
                                    ENDED      YEAR ENDED           1995+
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      14.20    $      12.44    $      11.63
                             ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.47            1.07            1.18
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.06)           2.35            0.72
                             ------------    ------------    ------------
  Total From Investment
    Operations                       0.41            3.42            1.90
                             ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.50)          (1.15)          (1.09)
  Net Realized Gain                 (1.19)          (0.51)             --
                             ------------    ------------    ------------
  Total Distributions               (1.69)          (1.66)          (1.09)
                             ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.92    $      14.20    $      12.44
                             ------------    ------------    ------------
                             ------------    ------------    ------------
TOTAL RETURN (1)                     2.96%          29.14%          17.07%
                             ------------    ------------    ------------
                             ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $    103,847    $     78,340    $     26,174
Ratio of Expenses to
  Average Net Assets                 2.18%**         2.27%           2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             7.30%**         8.86%          12.06%**
Portfolio Turnover Rate                67%            157%            220%
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            2.47%**
  Net Investment Income
    to Average Net Assets              --              --           11.89%**
--------------------------------------------------------------------------------------------------------

                                                               CLASS C
                             ----------------------------------------------------------------------------
                               SIX MONTHS                                                       APRIL 21,
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period        $      14.21    $      12.45    $      11.58    $      12.16    $      12.00
                             ------------    ------------    ------------    ------------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.53            1.16            1.30            1.17            0.17
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.12)           2.26            0.77           (0.50)           0.15
                             ------------    ------------    ------------    ------------          ------
  Total From Investment
    Operations                       0.41            3.42            2.07            0.67            0.32
                             ------------    ------------    ------------    ------------          ------
DISTRIBUTIONS
  Net Investment Income             (0.50)          (1.15)          (1.20)          (1.13)          (0.16)
  Net Realized Gain                 (1.19)          (0.51)             --           (0.12)             --
                             ------------    ------------    ------------    ------------          ------
  Total Distributions               (1.69)          (1.66)          (1.20)          (1.25)          (0.16)
                             ------------    ------------    ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      12.93    $      14.21    $      12.45    $      11.58    $      12.16
                             ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------          ------
TOTAL RETURN (1)                     2.88%          29.12%          18.71%           6.20%           2.62%
                             ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------          ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     50,102    $     41,709    $     28,094    $     11,880    $      6,081
Ratio of Expenses to
  Average Net Assets                 2.18%**         2.27%           2.30%           2.30%           2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             7.31%**         9.04%          11.40%          10.72%           7.54%**
Portfolio Turnover Rate                67%            157%            220%            178%             19%
---------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $         --    $         --    $       0.04    $       0.05    $       0.06
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                             --              --            2.44%           2.74%           4.00%**
  Net Investment Income
    to Average Net Assets              --              --           11.26%          10.28%           5.84%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for periods of less than one year are not annualized.

------------------
         116
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                              LATIN AMERICAN FUND
                                  (UNAUDITED)

                                                          CLASS A
                              ---------------------------------------------------------------
                                SIX MONTHS                                            JULY 6,
                                     ENDED       YEAR ENDED       YEAR ENDED            1994*
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1995
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      17.39     $      12.63     $       9.08     $      12.00
                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.08)            0.02             0.10            (0.02)
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.60)            6.46             3.47            (2.70)
                              ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (0.68)            6.48             3.57            (2.72)
                              ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                 --               --            (0.02)              --
  In Excess of Net
    Investment Income                   --            (0.09)              --               --
  Net Realized Gain                  (3.23)           (1.63)              --               --
  Return of Capital                     --               --               --            (0.20)
                              ------------     ------------     ------------     ------------
  Total Distributions                (3.23)           (1.72)           (0.02)           (0.20)
                              ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $      13.48     $      17.39     $      12.63     $       9.08
                              ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------
TOTAL RETURN (1)                     (2.46)%          57.32%           39.35%          (23.07)%
                              ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     66,929     $     84,401     $     18,701     $      7,658
Ratio of Expenses to
  Average Net Assets                  2.30%**          2.24%            2.11%            2.46%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (1.03)%**        (0.08)%           1.18%           (0.44)%**
Portfolio Turnover Rate                155%             241%             131%             107%
Average Commission Rate #
  Per Share                   $     0.0008     $     0.0006              N/A              N/A
  As a Percentage of
    Trade Amount                      0.26%            0.31%             N/A              N/A
---------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.10     $       0.09     $       0.13
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.46%**          2.61%            3.28%            4.30%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (1.18)%**        (0.61)%           0.01%           (2.26)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                             2.10%**          2.10%            2.10%            2.10%**
---------------------------------------------------------------------------------------------

                                                 CLASS B
                              ----------------------------------------------
                                SIX MONTHS                         AUGUST 1,
                                     ENDED       YEAR ENDED         1995+ TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.99     $      12.45     $       9.58
                              ------------     ------------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.07)           (0.03)            0.03
  Net Realized and
    Unrealized Gain
    (Loss)                           (0.63)            6.28             2.84
                              ------------     ------------           ------
  Total From Investment
    Operations                       (0.70)            6.25             2.87
                              ------------     ------------           ------
DISTRIBUTIONS
  Net Investment Income                 --               --               --
  In Excess of Net
    Investment Income                   --            (0.08)              --
  Net Realized Gain                  (3.23)           (1.63)              --
  Return of Capital                     --               --               --
                              ------------     ------------           ------
  Total Distributions                (3.23)           (1.71)              --
                              ------------     ------------           ------
NET ASSET VALUE, END OF
  PERIOD                      $      13.06     $      16.99     $      12.45
                              ------------     ------------           ------
                              ------------     ------------           ------
TOTAL RETURN (1)                     (2.66)%          56.17%           29.26%
                              ------------     ------------           ------
                              ------------     ------------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     29,554     $     14,314     $      2,041
Ratio of Expenses to
  Average Net Assets                  3.05%**          2.99%            2.87%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (1.67)%**        (0.78)%           0.88%**
Portfolio Turnover Rate                155%             241%             131%
Average Commission Rate #
  Per Share                   $     0.0008     $     0.0006              N/A
  As a Percentage of
    Trade Amount                      0.26%            0.31%             N/A
---------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.02     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            3.21%**          3.55%            3.89%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (1.85)%**        (1.34)%          (0.14)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                             2.85%**          2.85%            2.85%**
---------------------------------------------------------------------------------------------

                                                       CLASS C
                             ------------------------------------------------------------
                               SIX MONTHS                                         JULY 6,
                                    ENDED      YEAR ENDED      YEAR ENDED           1994*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      17.01    $      12.43    $       8.99    $      12.00
                             ------------    ------------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.11)          (0.07)           0.04           (0.08)
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.60)           6.31            3.40           (2.73)
                             ------------    ------------          ------          ------
  Total From Investment
    Operations                      (0.71)           6.24            3.44           (2.81)
                             ------------    ------------          ------          ------
DISTRIBUTIONS
  In Excess of Net
    Investment Income                  --           (0.03)             --              --
  Net Realized Gain                 (3.23)          (1.63)             --              --
  Return of Capital                    --              --              --           (0.20)
                             ------------    ------------          ------          ------
  Total Distributions               (3.23)          (1.66)             --           (0.20)
                             ------------    ------------          ------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      13.07    $      17.01    $      12.43    $       8.99
                             ------------    ------------          ------          ------
                             ------------    ------------          ------          ------
TOTAL RETURN (1)                    (2.75)%         56.04%          38.26%         (23.83)%
                             ------------    ------------          ------          ------
                             ------------    ------------          ------          ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     22,730    $     20,345    $      6,780    $      4,085
Ratio of Expenses to
  Average Net Assets                 3.05%**         2.99%           2.86%           3.20%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.75)%**        (0.79)%         0.42%          (1.16)%**
Portfolio Turnover Rate               155%            241%            131%            107%
Average Commission Rate #
  Per Share                  $     0.0008    $     0.0006             N/A             N/A
  As a Percentage of
    Trade Amount                     0.26%           0.31%            N/A             N/A
-----------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.05    $       0.12    $       0.12
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.21%**         3.40%           4.06%           5.20%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.91)%**        (1.36)%        (0.78)%         (3.16)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense                            2.85%**         2.85%           2.85%           2.85%**

--------------------------------------------------------------------------------

  *  Commencement of operations.
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995
(1) Total return is calculated exclusive of sales charges or deferred sales charges.Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    117
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             EMERGING MARKETS FUND
                                  (UNAUDITED)

                                                          CLASS A
                              ---------------------------------------------------------------
                                SIX MONTHS                                            JULY 6,
                                     ENDED       YEAR ENDED       YEAR ENDED         1994* TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1995
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      13.47     $      12.06     $      10.61     $      12.00
                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.02)            0.01             0.05             0.05
  Net Realized and
    Unrealized Gain
    (Loss)                           (3.01)            1.57             1.44            (1.44)
                              ------------     ------------     ------------     ------------
  Total From Investment
    Operations                       (3.03)            1.58             1.49            (1.39)
                              ------------     ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                 --               --            (0.04)              --
  In Excess of Net
    Investment Income                   --            (0.04)              --               --
  Net Realized Gain                  (1.00)           (0.13)              --               --
                              ------------     ------------     ------------     ------------
  Total Distributions                (1.00)           (0.17)           (0.04)              --
                              ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                      $       9.44     $      13.47     $      12.06     $      10.61
                              ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------
TOTAL RETURN (1)                    (22.19)%          13.54%           14.16%          (11.58)%
                              ------------     ------------     ------------     ------------
                              ------------     ------------     ------------     ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     95,359     $    119,022     $    114,850     $     26,091
Ratio of Expenses to
  Average Net Assets                  2.20%**          2.21%            2.16%            2.33%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 (0.31)%**        (0.06)%           0.93%            0.81%**
Portfolio Turnover Rate                 58%              82%              42%              32%
Average Commission Rate #
  Per Share                   $     0.0022     $     0.0007              N/A              N/A
  As a Percentage of
    Trade Amount                      0.38%            0.39%             N/A              N/A
---------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.01     $       0.03     $       0.02     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.40%**          2.41%            2.56%            3.10%**
  Net Investment Income
    (Loss) to Average Net
    Assets                           (0.50)%**        (0.27)%           0.53%            0.04%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                            2.15%**          2.15%            2.15%            2.15%**
---------------------------------------------------------------------------------------------

                                                CLASS B
                             ----------------------------------------------
                               SIX MONTHS                         AUGUST 1,
                                    ENDED       YEAR ENDED         1995+ TO
SELECTED PER SHARE DATA      DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                           1997             1997             1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.24     $      11.94     $      10.91
                             ------------     ------------     ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.02)           (0.03)            0.01
  Net Realized and
    Unrealized Gain
    (Loss)                          (2.99)            1.50             1.02
                             ------------     ------------     ------------
  Total From Investment
    Operations                      (3.01)            1.47             1.03
                             ------------     ------------     ------------
DISTRIBUTIONS
  Net Investment Income                --               --               --
  In Excess of Net
    Investment Income                  --            (0.04)              --
  Net Realized Gain                 (1.00)           (0.13)              --
                             ------------     ------------     ------------
  Total Distributions               (1.00)           (0.17)              --
                             ------------     ------------     ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.23     $      13.24     $      11.94
                             ------------     ------------     ------------
                             ------------     ------------     ------------
TOTAL RETURN (1)                   (22.50)%          12.67%            9.45%
                             ------------     ------------     ------------
                             ------------     ------------     ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     43,549     $     35,966     $     10,416
Ratio of Expenses to
  Average Net Assets                 2.95%**          2.96%            2.91%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.04)%**        (0.64)%           0.30%**
Portfolio Turnover Rate                58%              82%              42%
Average Commission Rate #
  Per Share                  $     0.0022     $     0.0007              N/A
  As a Percentage of
    Trade Amount                     0.38%            0.39%             N/A
--------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.01     $       0.01     $       0.02
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.15%**          3.17%            3.31%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.25)%**        (0.87)%          (0.10)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                           2.90%**          2.90%            2.90%**
---------------------------------------------------------------------------------------------

                                                       CLASS C
                             ------------------------------------------------------------
                               SIX MONTHS                                         JULY 6,
                                    ENDED      YEAR ENDED      YEAR ENDED        1994* TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.26    $      11.93    $      10.53    $      12.00
                             ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment (Loss)             (0.07)          (0.08)          (0.01)             --
  Net Realized and
    Unrealized Gain
    (Loss)                          (2.95)           1.55            1.41           (1.47)
                             ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (3.02)           1.47            1.40           (1.47)
                             ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income                --              --              --              --
  In Excess of Net
    Investment Income                  --           (0.01)             --              --
  Net Realized Gain                 (1.00)          (0.13)             --              --
                             ------------    ------------    ------------    ------------
  Total Distributions               (1.00)          (0.14)             --              --
                             ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       9.24    $      13.26    $      11.93    $      10.53
                             ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------
TOTAL RETURN (1)                   (22.48)%         12.66%          13.30%         (12.25)%
                             ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     39,235    $     57,958    $     43,601    $     22,245
Ratio of Expenses to
  Average Net Assets                 2.95%**         2.96%           2.91%           3.08%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.05)%**        (0.79)%        (0.11)%          0.06%**
Portfolio Turnover Rate                58%             82%             42%             32%
Average Commission Rate #
  Per Share                  $     0.0022    $     0.0007             N/A             N/A
  As a Percentage of
    Trade Amount                     0.38%           0.39%            N/A             N/A
-----------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.01    $       0.02    $       0.03    $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           3.15%**         3.17%           3.34%           3.90%**
  Net Investment Income
    (Loss) to Average Net
    Assets                          (1.23)%**        (1.00)%        (0.54)%         (0.76)%**
Ratio of Expenses to
  Average Net Assets
  excluding country tax
  expense.                           2.90%**         2.90%           2.90%           2.90%**

--------------------------------------------------------------------------------

  *  Commencement of operations.
 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total return for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         118
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             AGGRESSIVE EQUITY FUND
                                  (UNAUDITED)

                                               CLASS A                                         CLASS B
                             --------------------------------------------    --------------------------------------------
                               SIX MONTHS                      JANUARY 2,      SIX MONTHS                      JANUARY 2,
                                    ENDED      YEAR ENDED           1996*           ENDED      YEAR ENDED           1996*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,    DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996            1997            1997            1996
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.98    $      14.40    $      12.00    $      16.85    $      14.38    $      12.00
                             ------------    ------------    ------------    ------------    ------------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.04)           0.04            0.06           (0.08)          (0.02)           0.03
  Net Realized and
    Unrealized Gain                  2.81            3.95            2.40            2.74            3.86            2.39
                             ------------    ------------    ------------    ------------    ------------          ------
  Total From Investment
    Operations                       2.77            3.99            2.46            2.66            3.84            2.42
                             ------------    ------------    ------------    ------------    ------------          ------
DISTRIBUTIONS
  Net Investment Income                --           (0.06)          (0.06)             --           (0.02)          (0.04)
  Net Realized Gain                 (1.93)          (1.35)             --           (1.93)          (1.35)             --
                             ------------    ------------    ------------    ------------    ------------          ------
  Total Distributions               (1.93)          (1.41)          (0.06)          (1.93)          (1.37)          (0.04)
                             ------------    ------------    ------------    ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      17.82    $      16.98    $      14.40    $      17.58    $      16.85    $      14.38
                             ------------    ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------    ------------          ------
TOTAL RETURN (1)                    16.66%          28.93%          20.52%          16.26%          28.01%          20.18%
                             ------------    ------------    ------------    ------------    ------------          ------
                             ------------    ------------    ------------    ------------    ------------          ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     35,689    $     22,521    $      5,382    $     58,739    $     34,382    $      2,426
Ratio of Expenses to
  Average Net Assets                 1.50%**         1.57%           2.03%**         2.25%**         2.32%           2.67%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (0.43)%**        (0.04)%         1.22%**        (1.17)%**        (0.83)%         0.43%**
Portfolio Turnover Rate               141%            241%            204%            141%            241%            204%
Average Commission Rate #    $     0.0581    $     0.0536             N/A    $     0.0581    $     0.0536             N/A
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.03    $       0.22    $       0.06    $       0.02    $       0.02    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.79%**         2.38%           3.26%**         2.54%**         2.88%           3.79%**
  Net Investment Income
    to Average Net Assets           (0.73)%**        (0.85)%        (0.01)%**        (1.47)%**        (1.43)%        (0.69)%**
Ratio of Expenses to
  Average Net Assets
  excluding dividend
  expense on securities
  sold short                         1.50%**         1.50%           1.50%**         2.25%**         2.25%           2.25%**

                                               CLASS C
                             --------------------------------------------
                               SIX MONTHS                      JANUARY 2,
                                    ENDED      YEAR ENDED           1996*
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,     TO JUNE 30,
AND RATIOS                           1997            1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.83    $      14.37    $      12.00
                             ------------    ------------          ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)          (0.06)           0.03
  Net Realized and
    Unrealized Gain                  2.75            3.89            2.38
                             ------------    ------------          ------
  Total From Investment
    Operations                       2.67            3.83            2.41
                             ------------    ------------          ------
DISTRIBUTIONS
  Net Investment Income                --           (0.02)          (0.04)
  Net Realized Gain                 (1.93)          (1.35)             --
                             ------------    ------------          ------
  Total Distributions               (1.93)          (1.37)          (0.04)
                             ------------    ------------          ------
NET ASSET VALUE, END OF
  PERIOD                     $      17.57    $      16.83    $      14.37
                             ------------    ------------          ------
                             ------------    ------------          ------
TOTAL RETURN (1)                    16.21%          28.04%          20.10%
                             ------------    ------------          ------
                             ------------    ------------          ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     11,837    $      9,410    $      2,582
Ratio of Expenses to
  Average Net Assets                 2.25%**         2.32%           2.67%**
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                (1.21)%**        (0.77)%         0.44%**
Portfolio Turnover Rate               141%            241%            204%
Average Commission Rate #    $     0.0581    $     0.0536             N/A
------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense
  Limitation During the
  Period
  Per Share Benefit to
    Net Investment Income    $       0.02    $       0.07    $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.54%**         3.23%           3.80%**
  Net Investment Income
    to Average Net Assets           (1.50)%**        (1.67)%        (0.69)%**
Ratio of Expenses to
  Average Net Assets
  excluding dividend
  expense on securities
  sold short                         2.25%**         2.25%           2.25%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

                                                         -----------------------
                                                                    119
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                             U.S. REAL ESTATE FUND
                                  (UNAUDITED)

                                                 CLASS A
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.39     $      12.52     $      12.00
                              ------------     ------------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.21             0.37             0.08
  Net Realized and
    Unrealized Gain                   2.02             4.03             0.48
                              ------------     ------------           ------
  Total From Investment
    Operations                        2.23             4.40             0.56
                              ------------     ------------           ------
DISTRIBUTIONS
  Net Investment Income              (0.23)           (0.29)           (0.04)
  Net Realized Gain                  (1.60)           (0.24)              --
                              ------------     ------------           ------
  Total Distributions                (1.83)           (0.53)           (0.04)
                              ------------     ------------           ------
NET ASSET VALUE, END OF
  PERIOD                      $      16.79     $      16.39     $      12.52
                              ------------     ------------           ------
                              ------------     ------------           ------
TOTAL RETURN (1)                     13.83%           35.75%            4.63%
                              ------------     ------------           ------
                              ------------     ------------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $     20,768     $     14,827     $      1,829
Ratio of Expenses to
  Average Net Assets                  1.55%**          1.55%            1.55%**
Ratio of Net Investment
  Income to Average Net
  Assets                              2.51%**          2.33%            4.11%**
Portfolio Turnover Rate                 59%             143%               0%
Average Commission Rate #     $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.05     $       0.16     $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.16%**          2.51%            5.58%**
  Net Investment Income
    to Average Net Assets             1.90%**          1.36%            0.08%**
----------------------------------------------------------------------------

                                                CLASS B
                             ----------------------------------------------
                               SIX MONTHS                      MAY 1, 1996*
                                    ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA      DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                           1997             1997             1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.36     $      12.52     $      12.00
                             ------------     ------------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income              0.10             0.15             0.07
  Net Realized and
    Unrealized Gain                  2.03             4.12             0.48
                             ------------     ------------           ------
  Total From Investment
    Operations                       2.13             4.27             0.55
                             ------------     ------------           ------
DISTRIBUTIONS
  Net Investment Income             (0.16)           (0.19)           (0.03)
  Net Realized Gain                 (1.60)           (0.24)              --
                             ------------     ------------           ------
  Total Distributions               (1.76)           (0.43)           (0.03)
                             ------------     ------------           ------
NET ASSET VALUE, END OF
  PERIOD                     $      16.73     $      16.36     $      12.52
                             ------------     ------------           ------
                             ------------     ------------           ------
TOTAL RETURN (1)                    13.40%           34.58%            4.54%
                             ------------     ------------           ------
                             ------------     ------------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     12,764     $      7,120     $      2,197
Ratio of Expenses to
  Average Net Assets                 2.30%**          2.30%            2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                             1.64%**          1.49%            3.35%**
Portfolio Turnover Rate                59%             143%               0%
Average Commission Rate #    $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.04     $       0.11     $       0.07
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           2.91%**          3.39%            6.34%**
  Net Investment Income
    to Average Net Assets            1.02%**          0.39%           (0.69)%**
----------------------------------------------------------------------------

                                                 CLASS C
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      16.36     $      12.52     $      12.00
                              ------------     ------------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.10             0.20             0.07
  Net Realized and
    Unrealized Gain                   2.03             4.07             0.48
                              ------------     ------------           ------
  Total From Investment
    Operations                        2.13             4.27             0.55
                              ------------     ------------           ------
DISTRIBUTIONS
  Net Investment Income              (0.16)           (0.19)           (0.03)
  Net Realized Gain                  (1.60)           (0.24)              --
                              ------------     ------------           ------
  Total Distributions                (1.76)           (0.43)           (0.03)
                              ------------     ------------           ------
NET ASSET VALUE, END OF
  PERIOD                      $      16.73     $      16.36     $      12.52
                              ------------     ------------           ------
                              ------------     ------------           ------
TOTAL RETURN (1)                     13.36%           34.56%            4.54%
                              ------------     ------------           ------
                              ------------     ------------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      3,910     $      2,369     $      1,782
Ratio of Expenses to
  Average Net Assets                  2.30%**          2.30%            2.30%**
Ratio of Net Investment
  Income to Average Net
  Assets                              1.66%**          1.46%            3.39%**
Portfolio Turnover Rate                 59%             143%               0%
Average Commission Rate #     $     0.0596     $     0.0582              N/A
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.03     $       0.17     $       0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.91%**          3.58%            6.32%**
  Net Investment Income
    to Average Net Assets             1.09%**          0.16%           (0.63)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.
  # For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

------------------
         120
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                HIGH YIELD FUND
                                  (UNAUDITED)

                                                 CLASS A                                            CLASS B
                              ----------------------------------------------     ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*       SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO            ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,     DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996             1997             1997             1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $      12.86     $      11.92     $      12.00     $      12.86     $      11.93     $      12.00
                                    ------           ------           ------           ------           ------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.64             1.07             0.13             0.45             0.98             0.12
  Net Realized and
    Unrealized Gain
    (Loss)                            0.15             0.99            (0.09)            0.27             0.99            (0.09)
                                    ------           ------           ------           ------           ------           ------
  Total From Investment
    Operations                        0.79             2.06             0.04             0.72             1.97             0.03
                                    ------           ------           ------           ------           ------           ------
DISTRIBUTIONS
  Net Investment Income              (0.51)           (1.07)           (0.12)           (0.47)           (0.99)           (0.10)
  Net Realized Gain                  (0.55)           (0.05)              --            (0.55)           (0.05)              --
                                    ------           ------           ------           ------           ------           ------
  Total Distributions                (1.06)           (1.12)           (0.12)           (1.02)           (1.04)           (0.10)
                                    ------           ------           ------           ------           ------           ------
NET ASSET VALUE, END OF
  PERIOD                      $      12.59     $      12.86     $      11.92     $      12.56     $      12.86     $      11.93
                                    ------           ------           ------           ------           ------           ------
                                    ------           ------           ------           ------           ------           ------
TOTAL RETURN (1)                      6.24%           18.12%            0.29%            5.67%           17.22%            0.21%
                                    ------           ------           ------           ------           ------           ------
                                    ------           ------           ------           ------           ------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      5,644     $      8,980     $      3,907     $      9,931     $      8,617     $      3,421
Ratio of Expenses to
  Average Net Assets                  1.25%**          1.25%            1.25%**          2.00%**          2.00%            2.00%**
Ratio of Net Investment
  Income to Average Net
  Assets                              7.41%**          8.83%            6.85%**          6.70%**          7.99%            6.08%**
Portfolio Turnover Rate                 37%             104%              10%              37%             104%              10%
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.06     $       0.10     $       0.04     $       0.05     $       0.10     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            1.90%**          2.04%            3.51%**          2.65%**          2.82%            4.25%**
  Net Investment Income
    to Average Net Assets             6.76%**          8.04%            4.59%**          5.98%**          7.17%            3.83%**
-------------------------------------------------------------------------------------------------------------------------------

                                                 CLASS C
                              ----------------------------------------------
                                SIX MONTHS                      MAY 1, 1996*
                                     ENDED       YEAR ENDED               TO
SELECTED PER SHARE DATA       DECEMBER 31,         JUNE 30,         JUNE 30,
AND RATIOS                            1997             1997             1996
----------------------------------------------------------------------------
  NET ASSET VALUE,
    BEGINNING OF PERIOD       $      12.86     $      11.93     $      12.00
                                    ------           ------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.33             0.99             0.12
  Net Realized and
    Unrealized Gain
    (Loss)                            0.39             0.98            (0.09)
                                    ------           ------           ------
  Total From Investment
    Operations                        0.72             1.97             0.03
                                    ------           ------           ------
DISTRIBUTIONS
  Net Investment Income              (0.47)           (0.99)           (0.10)
  Net Realized Gain                  (0.55)           (0.05)              --
                                    ------           ------           ------
  Total Distributions                (1.02)           (1.04)           (0.10)
                                    ------           ------           ------
NET ASSET VALUE, END OF
  PERIOD                      $      12.56     $      12.86     $      11.93
                                    ------           ------           ------
                                    ------           ------           ------
TOTAL RETURN (1)                      5.66%           17.21%            0.21%
                                    ------           ------           ------
                                    ------           ------           ------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                     $      2,864     $      4,970     $      3,316
Ratio of Expenses to
  Average Net Assets                  2.00%**          2.00%            2.00%**
Ratio of Net Investment
  Income to Average Net
  Assets                              6.52%**          8.03%            6.07%**
Portfolio Turnover Rate                 37%             104%              10%
----------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income     $       0.03     $       0.11     $       0.04
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                            2.65%**          2.88%            4.25%**
  Net Investment Income
    to Average Net Assets             5.89%**          7.15%            3.82%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    121
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           INTERNATIONAL MAGNUM FUND
                                  (UNAUDITED)

                                       CLASS A                         CLASS B                         CLASS C
                             ----------------------------    ----------------------------    ----------------------------
                               SIX MONTHS         JULY 1,      SIX MONTHS         JULY 1,      SIX MONTHS         JULY 1,
                                    ENDED        1996* TO           ENDED        1996* TO           ENDED        1996* TO
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,        JUNE 30,
AND RATIOS                           1997            1997            1997            1997            1997            1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      13.91    $      12.00    $      13.84    $      12.00    $      13.83    $      12.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
    (Loss)                          (0.08)           0.17           (0.12)           0.10           (0.03)           0.06
  Net Realized and
    Unrealized Gain
    (Loss)                          (0.97)           1.88           (0.97)           1.85           (1.05)           1.88
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                      (1.05)           2.05           (1.09)           1.95           (1.08)           1.94
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.18)          (0.13)          (0.13)          (0.10)          (0.08)          (0.10)
  Net Realized Gain                 (0.01)          (0.01)          (0.01)          (0.01)          (0.01)          (0.01)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions               (0.19)          (0.14)          (0.14)          (0.11)          (0.09)          (0.11)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      12.67    $      13.91    $      12.61    $      13.84    $      12.66    $      13.83
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                    (7.52)%         17.30%          (7.87)%         16.40%          (7.88)%         16.27%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     36,918    $     21,961    $     33,824    $     18,215    $      9,147    $      9,156
Ratio of Expenses to
  Average Net Assets                 1.65%**         1.65%           2.40%**         2.40%           2.40%**         2.40%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets                 0.43%**         1.39%          (0.33)%**         0.54%         (0.31)%**         0.29%
Portfolio Turnover Rate                22%             22%             22%             22%             22%             22%
Average Commission Rate      $     0.0211    $     0.0318    $     0.0211    $     0.0318    $     0.0211    $     0.0318
As a Percentage of Trade
  Amount                             0.23%           0.33%           0.23%           0.33%           0.23%           0.33%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
  Per Share Benefit to
    Net Investment Income    $       0.04    $       0.11    $       0.07    $       0.17    $       0.02    $       0.21
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.84%**         2.50%           2.59%**         3.34%           2.59%**         3.45%
  Net Investment Income
    (Loss) to Average Net
    Assets                           0.23%**         0.52%          (0.53)%**        (0.42)%        (0.48)%**        (0.77)%

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
(1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

------------------
         122
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                                  (UNAUDITED)

                               SIX MONTHS
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income            0.0235          0.0443          0.0464          0.0448          0.0243          0.0246
  Net Realized and
    Unrealized Gain
    (Loss)                             --              --         (0.0011)             --          0.0011          0.0002
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                     0.0235          0.0443          0.0453          0.0448          0.0254          0.0248
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income           (0.0235)        (0.0443)        (0.0464)        (0.0448)        (0.0243)        (0.0246)
  Net Realized Gain                    --              --         (0.0001)             --         (0.0011)        (0.0002)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions             (0.0235)        (0.0443)        (0.0465)        (0.0448)        (0.0254)        (0.0248)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                     2.37%           4.53%           4.72%           4.58%           2.45%           2.51%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     52,997    $     94,768    $    145,978    $     67,505    $    102,551    $    101,736
Ratio of Expenses to
  Average Net Assets                 0.95%*          0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of Net Investment
  Income to Average Net
  Assets                             4.65%*          4.43%           4.68%           4.61%           2.40%           2.50%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.24%*          1.27%           1.24%           1.12%           1.22%           1.19%
  Net Investment Income
    to Average Net Assets            4.37%*          4.10%           4.39%           4.44%           2.13%           2.26%

--------------------------------------------------------------------------------

  *  Annualized
(1)  Total returns for periods of less than one year are not annualized.

                                                         -----------------------
                                                                    123
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
                                  (UNAUDITED)

                               SIX MONTHS
                                    ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
SELECTED PER SHARE DATA      DECEMBER 31,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
AND RATIOS                           1997            1997            1996            1995            1994            1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income            0.0239          0.0450          0.0463          0.0446          0.0246          0.0243
  Net Realized and
    Unrealized Gain
    (Loss)                             --              --         (0.0006)         0.0001              --          0.0001
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                     0.0239          0.0450          0.0457          0.0447          0.0246          0.0244
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income           (0.0239)        (0.0450)        (0.0463)        (0.0446)        (0.0246)        (0.0243)
  Net Realized Gain                    --              --              --         (0.0001)             --         (0.0001)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions             (0.0239)        (0.0450)        (0.0463)        (0.0447)        (0.0246)        (0.0244)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                     2.42%           4.60%           4.72%           4.55%           2.49%           2.47%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $    362,813    $    138,422    $    170,973    $    171,515    $    176,599    $    156,310
Ratio of Expenses to
  Average Net Assets                 0.98%*          0.98%           0.98%           0.98%           0.98%           0.98%
Ratio of Net Investment
  Income to Average Net
  Assets                             4.78%*          4.50%           4.65%           4.45%           2.45%           2.44%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.12%*          1.27%           1.22%           1.18%           1.19%           1.20%
  Net Investment Income
    to Average Net Assets            4.65%*          4.20%           4.41%           4.25%           2.24%           2.22%

--------------------------------------------------------------------------------

  *  Annualized
(1)  Total returns for periods of less than one year are not annualized.

------------------
         124
    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios.

As of December 31, 1997, the Fund had fifteen separate, active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley High Yield Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Government Obligations Money Market Fund and Morgan Stanley Money Market Fund (referred to herein respectively as "Global Equity Allocation Fund," "Global Equity Fund", "Global Fixed Income Fund," "Asian Growth Fund," "American Value Fund," " Value Fund," "Worldwide High Income Fund," "Latin American Fund," "Emerging Markets Fund," "Aggressive Equity Fund," "U.S. Real Estate Fund," "High Yield Fund," "International Magnum Fund," "Government Obligations Money Market Fund" and "Money Market Fund," individually a "Portfolio" and collectively as the "Portfolios").

The Fund currently offers three classes of shares, Class A, Class B and Class C Shares (with the exception of the Government Obligations Money Market and Money Market Funds). Class A shares are sold with a front-end sales charge of up to 5.75% (4.75% for shares sold in the Global Fixed Income Fund, Worldwide High Income Fund and the High Yield Fund). For certain purchases of Class A shares the front-end sales charge may be waived and a contingent deferred sales charge of 1.00% imposed in the event of certain redemptions within one year of the purchase. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the seventh year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

The Value Fund commenced operations on July 7, 1997 and the Global Equity Fund commenced operations on October 29, 1997.

The Board of Trustees has approved the acquisition of the assets and liabilities of the Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Fixed Income Fund, and the VKAC Global Equity Fund by the VKAC Real Estate Securities Fund, VKAC Global Government Securities Fund, and the Morgan Stanley Global Equity Allocation Fund, respectively. These transactions, subject to shareholder approval, are expected to be completed by June, 1998.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities owned by the Government Obligations Money Market and Money Market Funds are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using methods determined by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net

                                                              ------------------
                                                                    125

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

At June 30, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by U.S. Federal income tax regulations, through the indicated expiration dates:

                                               EXPIRATION DATE
                                                 JUNE 30, 2004
PORTFOLIO                                                (000)
-------------------------------------  -----------------------
Government Obligations Money
  Market.............................  $               90
Money Market.........................                  98

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1996 to June 30, 1997 certain Portfolios incurred and elected to defer until July 1, 1997, for U.S. Federal income tax purposes, net currency and capital losses of approximately:

                                                  CURRENCY
                                               AND CAPITAL
                                                    LOSSES
PORTFOLIO                                            (000)
-------------------------------------  -------------------
Global Fixed Income..................  $              83
Asian Growth.........................              8,841
Latin American.......................                 11
Emerging Markets.....................                223

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

The net assets of certain Portfolios include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and

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         126

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which the Portfolios sell securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to purchase securities at the market price to replace the borrowed securities at the time of replacement. The Portfolios may have to pay a premium to borrow the securities as well as pay dividends or interests payable on the securities until they are replaced. The Portfolios' obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolios will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. PURCHASED OPTIONS: Certain Portfolios may purchase call or put options on their portfolio securities. A Portfolio may purchase call options to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Portfolios that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at December 31, 1997 is as follows:

                                               VALUE OF LOANED            VALUE OF
                                                    SECURITIES          COLLATERAL
PORTFOLIO                                                (000)               (000)
-------------------------------------  -----------------------          ----------
Global Equity Allocation.............  $             15,878     $          16,567

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                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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At December 31, 1997, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, an affiliate of the Investment Sub-Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $14,808 for the six months ended December 31, 1997.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not exceeding 120 days) after the date of the transaction. Additionally each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. STRUCTURED SECURITIES: The Worldwide High Income Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks equivalent to that of the underlying instruments. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

11. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis over a period of five years beginning with each respective Portfolio's commencement of operations. Van Kampen American Capital, Inc. has agreed that in the event any of its initial shares in a Portfolio which comprised the Fund at its inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at the same time of redemption.

12. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Certain Portfolios may use futures contracts in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

13. SWAP AGREEMENTS: Certain Portfolios may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the
Portfolios:

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains

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         128

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

--------------------------------------------------------------------------------

or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and generally are limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default.

14. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the six months is estimated to be a return of capital and is recorded as a reduction of the cost of those securities.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Van Kampen American Capital Investment Advisory Corp., (the "Adviser") a wholly owned subsidiary of Van Kampen American Capital, Inc. (an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.), Morgan Stanley Asset Management, Inc. ("MSAM" or a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., and Miller Anderson & Sherred, LLP (a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. provide the Fund with investment advisory services at a fee paid monthly and calculated at the annual rates based on average daily net assets as indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                                                    CLASS B
                                                                            CLASS A             AND CLASS C
                                                                     MAX. OPERATING          MAX. OPERATING
PORTFOLIO                                      ADVISORY FEE           EXPENSE RATIO           EXPENSE RATIO
-------------------------------------  --------------------  ----------------------  ----------------------
Global Equity Allocation.............               1.00%                 1.70%                   2.45%
Global Equity........................               1.00%                 1.80%                   2.55%
Global Fixed Income..................               0.75%                 1.45%                   2.20%
Asian Growth.........................               1.00%                 1.90%                   2.65%
American Value.......................               0.85%                 1.50%                   2.25%
Value................................               0.80%                 1.45%                   2.20%
Worldwide High Income................               0.75%                 1.55%                   2.30%
Latin American.......................               1.25%                 2.10%                   2.85%
Emerging Markets.....................               1.25%                 2.15%                   2.90%
Aggressive Equity....................               0.90%                 1.50%                   2.25%
U.S. Real Estate.....................               1.00%                 1.55%                   2.30%
High Yield...........................               0.75%                 1.25%                   2.00%
International Magnum.................               0.80%                 1.65%                   2.40%
Government Obligations Money Market..               0.45%                 0.95%                    N/A
Money Market.........................               0.45%                 0.98%                    N/A

C. ADMINISTRATOR: Van Kampen American Capital Investment Advisory Corp. (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The

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                                                                    129

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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Chase Manhattan Bank ("Chase"), through its affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Fund. Chase is compensated for such services by the Adviser from the fee it receives from the Fund. Transfer agency services are provided to the Fund by ACCESS Investor Services, Inc., an affiliate of the Adviser.

D. DISTRIBUTOR: Van Kampen American Capital Distributors, Inc. ("the Distributor") a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of an amount of 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of each Portfolio. The Government Obligations Money Market and Money Market Funds pay the Distributor a fee which is accrued daily and paid monthly, up to 0.50%, on an annualized basis, of the average daily net assets of those Portfolios.
The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain purchases; for Class A shares of each Portfolio redeemed less than one year following such purchases and for Class B and Class C shares of each Portfolio redeemed within one to five years following such purchase. For the six months ended December 31, 1997, the Distributor has advised the Fund that it earned initial sales charges of $1,847,924 for Class A shares and deferred sales charges of $27,563, $1,068,171 and $144,849 for Class A shares, Class B shares and Class C shares, respectively.

E. CUSTODIAN: Morgan Stanley Trust Company ("MSTC"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at December 31, 1997:

                                               MSTC CUSTODY             CUSTODY FEES
                                              FEES INCURRED          PAYABLE TO MSTC
PORTFOLIO                                             (000)                    (000)
-------------------------------------  --------------------  -----------------------
Global Equity Allocation.............  $            108      $               94
Global Equity........................                25                      25
Global Fixed Income..................                 6                       7
Asian Growth.........................               193                     148
Worldwide High Income................                 3                      35
Latin American.......................               134                      93
Emerging Markets.....................               417                     225
International Magnum.................                68                      47

In addition, a Portfolio may earn interest income or incur interest expense relating to cash balances with MSTC.

F. PURCHASES AND SALES: For the six months ended December 31, 1997, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                               PURCHASES     SALES
PORTFOLIO                                          (000)     (000)
-------------------------------------  -----------------  --------
Global Equity Allocation.............  $         90,871   $ 97,476
Global Equity........................           551,567         --
Global Fixed Income..................             3,328      4,157
Asian Growth.........................           159,642    225,652
American Value.......................           305,357    137,017
Value................................           195,717     14,190
Worldwide High Income................           182,554    136,599
Latin American.......................           183,655    176,716
Emerging Markets.....................           122,995    111,868
Aggressive Equity....................           136,310    111,569
U.S. Real Estate.....................            28,029     17,304
High Yield...........................             7,313      9,325
International Magnum.................            41,691     12,815

Purchases and sales of long term U.S. Government securities during the six months ended December 31, 1997 occurred in the Global Fixed Income Fund and totaled $242,900 and $573,000, respectively.

G. OTHER: At December 31, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

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         130

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER, 31 1997 (UNAUDITED)

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Foreign denominated assets and liabilities, including Portfolio securities and foreign currency holdings, were translated at the following exchange rates as of December 31, 1997:

Argentine Peso................        0.99981    =  $1.00
Australian Dollar.............        1.53504    =  $1.00
Austrian Schilling............       12.63150    =  $1.00
Belgian Franc.................       37.05100    =  $1.00
Brazilian Real................    1,785.00000    =  $1.00
British Pound.................        0.60853    =  $1.00
Canadian Dollar...............        1.42945    =  $1.00
Colombian Peso................    1,296.65000    =  $1.00
Danish Krone..................        6.85190    =  $1.00
Egyptian Pound................        3.40250    =  $1.00
Finnish Markka................        5.45095    =  $1.00
French Franc..................        6.01850    =  $1.00
German Mark...................        1.79895    =  $1.00
Hong Kong Dollar..............        7.74900    =  $1.00
Hungarian Forint..............      203.95500    =  $1.00
Indian Rupee..................       39.20000    =  $1.00
Indonesian Rupiah.............    5,500.00000    =  $1.00
Irish Punt....................        0.70284    =  $1.00
Italian Lira..................    1,769.00000    =  $1.00
Japanese Yen..................      130.47500    =  $1.00
Malaysian Ringgit.............        3.88950    =  $1.00
Mexican Peso..................        8.06000    =  $1.00
Netherlands Guilder...........        2.02765    =  $1.00
New Zealand Dollar............        1.72221    =  $1.00
Pakistan Rupee................       44.00600    =  $1.00
Peruvian Sol..................        2.72550    =  $1.00
Philippine Peso...............       40.50000    =  $1.00
Polish Zloty..................        3.52500    =  $1.00
Portuguese Escudo.............      184.05000    =  $1.00
Singapore Dollar..............        1.68150    =  $1.00
South African Rand............        4.86650    =  $1.00
South Korean Won..............    1,695.00000    =  $1.00
Spanish Peseta................      152.35000    =  $1.00
Swedish Krona.................        7.93990    =  $1.00
Swiss Franc...................        1.46050    =  $1.00
Taiwan Dollar.................       32.62500    =  $1.00
Thai Baht.....................       48.15000    =  $1.00
Turkish Lira..................  207,250.00000    =  $1.00
Venezuelan Bolivar............      504.30000    =  $1.00

During the six months ended December 31, 1997, the Asian Growth Fund, Latin American Fund, Emerging Markets Fund, International Magnum Fund and Global Equity Fund incurred approximately $135,604, $36,936, $32,109, $167 and $112,298, respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

At December 31, 1997 the Global Equity Allocation Fund and Emerging Markets Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $195,000 and $87,000, respectively. The Global Equity Allocation Fund and Emerging Markets Fund incurred losses totaling $1,465,000 and $148,000, respectively on sales of shares in affiliated funds during the period.

Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

At December 31, 1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                               NET
                                                                      APPRECIATION
                               COST          APPREC.   (DEPREC.)    (DEPRECIATION)
PORTFOLIO                     (000)            (000)       (000)             (000)
-------------------------  --------          -------  ----------   ---------------
Global Equity
  Allocation.............  $193,431  $       25,896   $ (10,926)   $       14,970
Global Equity............   604,967          22,898     (27,757)           (4,859)
Global Fixed Income......     9,310             213        (239)              (26)
Asian Growth.............   158,645           3,651     (37,799)          (34,148)
American Value...........   274,305          27,218     (12,118)           15,100
Value....................   213,532           6,865      (8,407)           (1,542)
Worldwide High Income....   240,047           6,772      (7,271)             (499)
Latin American...........   118,707           9,895      (8,189)            1,706
Emerging Markets.........   189,975          18,835     (49,482)          (30,647)
Aggressive Equity........    98,075           6,945      (1,306)            5,639
U.S. Real Estate.........    37,870           3,316        (185)            3,131
High Yield...............    17,668           1,002        (371)              631
International Magnum.....    82,016           4,242      (6,723)           (2,481)
Government Obligations
  Money Market...........    52,742              --          --                --
Money Market.............   362,669              --          --                --

                                                              ------------------

                                        PART C

                              Morgan Stanley Fund, Inc.
                                  Other Information*

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)      FINANCIAL STATEMENTS (included in Part A)**+


         The Registrant's audited financial highlights for the Funds that were operational as of June 30, 1997 are included in Part A.



         Unaudited Financial Highlights for the Morgan Stanley Value Fund and Morgan Stanley Global Equity Fund as of December 31, 1997


(2)      FINANCIAL STATEMENTS (incorporated by reference into Part B)**+


         The Registrant's audited financial statements for the Funds that were operational as of June 30, 1997, including Price Waterhouse LLP's report thereon, are incorporated by reference into Part B (Statement of Additional Information) and are part of the Registrant's June 30, 1997 Annual Report June 30, 1997 Annual Report to Shareholders.
         The financial statements incorporated by reference into Part B are:


         1.   Statements of Net Assets
         2.   Statements of Operations
         3.   Statements of Changes in Net Assets
         4.   Financial Highlights
         5.   Notes to Financial Statements
         6.   Report of Independent Accountants


         The Registrant's unaudited financial statements for the funds that were operational as of December 31, 1997 are incorporated by reference into Part B (Statement of Additional Information) and are part of the Registrant's December 31, 1997 Semi-Annual Report to Shareholders.



         The financial statements incorporated by reference into Part B are:

         1.   Statements of Net Assets
         2.   Statements of Operations
         3.   Statements of Changes in Net Assets
         4.   Financial Highlights
         5.   Notes to Financial Statements


------------------------

* For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, have not been included herein.
** As of December 31, 1997, the Emerging Markets Debt, Equity Growth, European Equity, Growth and Income, Japanese Equity, Mid Cap Growth and Tax-Free Money Market Funds were not yet operational.
+   To be filed by amendment.

(B)      EXHIBITS

1   (a)  Articles of Amendment and Restatement. (1)
    (b) Articles Supplementary (adding Registrant's High Yield, U.S. Real Estate and Japanese Equity Funds) to the Amended and Restated Articles of Incorporation.(2)
    (c) Articles Supplementary (adding Registrant's Government Obligations Money Market and Tax-Free Money Market Funds) to the Amended and Restated Articles of Incorporation.(2)
    (d) Articles Supplementary (adding Registrant's Global Equity, Emerging Market Debt, Mid Cap Growth, Equity Growth and Value Funds) to the Amended and Restated Articles of Incorporation.(3)

2        Amended and Restated By-Laws.(1)

3        Not applicable.


4 Form of Specimen Securities for shares of the Money Market Fund ("Money Market Specimen"). The Specimen Securities for the remaining Funds have been omitted because they are substantially identical to the Money Market Specimen and differ from the Money Market Specimen only in references to the Fund and amount of authorized shares to which the Specimen relates.(5)


5   (a)  Form of Investment Advisory Agreement between Registrant and Van
         Kampen American Capital Investment Advisory Corp.(5)


    (b) Form of Investment Sub-Advisory Agreement between Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset Management Inc.(5)


    (c) Form of Investment Sub-Advisory Agreement between Van Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd, LLP.(5)


6 Distribution Agreement between Registrant and Van Kampen American Capital Distributors, Inc.(3)



7        Not applicable.


8   (a)  Registrant's Mutual Fund Custody Agreement with the Chase Manhattan
         Bank, N.A.(4)
    (b) Registrant's Global Custody Agreement with Morgan Stanley Trust Company.(4)

    (c) Registrant's Custody Agreement with PNC Bank, N.A. (with respect to the Money Market Funds).(2)


9. (a) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc.(4) and as amended by Addendum to such Agreement. (1)

    (b) Form of Assignment and Assumption Agreement (Administration Agreement) between Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset Management Inc.(5)

    (c) Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP.(3)

    (d) Form of Assignment and Assumption Agreement (Administration Agreement) between Van Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd, LLP.(5)

    (e) Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and The Chase Manhattan Bank.(3)

    (f) Form of Assignment and Assumption Agreement (Sub-Administration Agreement) between Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset Management Inc.(5)

    (g) Sub-Administration Agreement between Miller Anderson & Sherrerd, LLP and The Chase Manhattan Bank.(3)

    (h) Form of Assignment and Assumption Agreement (Sub-Administration Agreement) between Van Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd, LLP.(5)


    (i) Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value Fund).(4)

    (j) Form of Sub-Transfer Agency Agreement between Van Kampen American Capital Investment Advisory Corp. and PFPC, Inc.(5)

    (k) Sub-Transfer Agency Agreement between Morgan Stanley Asset Management Inc. and ACCESS Investor Services, Inc.(3)


    (l) Form of Assignment and Assumption Agreement (Sub-Transfer Agency Agreement) between Van Kampen American Capital Investment Advisory Corp. and Morgan Stanley Asset Management Inc.(5)


    (m) Sub-Transfer Agency Agreement between Miller Anderson & Sherrerd, LLP and ACCESS Investor Services, Inc.(3)


    (n) Form of Assignment and Assumption Agreement (Sub-Transfer Agency Agreement) between Van Kampen American Capital Investment Advisory Corp. and Miller Anderson & Sherrerd, LLP.(5)



10       Opinion of Counsel.(4)


11       Consent of Independent Accountants.(5)

12       Not applicable.

13       Purchase Agreement.(4)

14       Not applicable.

15 (a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for shares of the Money Market Fund ("Money Market Plan"). The following Rule 12b-1 distribution plan has been omitted because it is substantially identical to the Money Market Plan and differs from the Money Market Plan only in references to the Fund to which the plan relates: Government Obligations Money Market Fund.(3)
    (b) Form of Plan of Distribution Pursuant to Rule 12b-1 for shares of the Tax-Free Money Market Fund.(3)
    (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares (the "Class A Plan") of the Global Fixed Income Fund. The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the Class A Plan only in references to the Fund to which the plan relates: Asian Growth, Small Cap Value Equity (currently the American Value Fund),

         Worldwide High Income, Emerging Markets, Latin American, Global Equity Allocation, High Yield, U.S. Real Estate, International Magnum and Aggressive Equity Funds.(3)
    (d) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares (the "Class A Plan") of the Japanese Equity Fund. The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the Class A Plan only in references to the Fund to which the plan relates: European Equity, Growth and Income, Global Equity, Emerging Markets Debt, Mid Cap Growth, Equity Growth and Value Funds.(3)

    (e) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class B and Class C shares (the "Class B and Class C Plan") of the Global Fixed Income, Asian Growth, Small Cap Value Equity (currently the American Value Fund), Worldwide High Income, Emerging Markets, Latin American, Global Equity Allocation, High Yield, U.S. Real Estate, International Magnum, Aggressive Equity, Global Equity, Emerging Markets Debt, Mid Cap Growth, Equity Growth and Value Funds.(3)

    (f) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B and Class C shares (the "Class B and Class C Plan") relating to the Japanese Equity, European Equity and Growth and Income Funds.(3)

16       Schedules of Computation of Performance Information.(4)


18       Registrant's Rule 18f-3 Multiple Class Plan.(3)

24       Powers of Attorney.(5)


27 (g) Financial data schedules for the fiscal year ended June 30, 1997 for Morgan Stanley Value Fund and Morgan Stanley Global Equity Fund.(5)


27 (h) Financial data schedule for the period ended December 31, 1997 for Morgan Stanley Value Fund and Morgan Stanley Global Equity Fund.*

--------------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.
(2) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 18, 1996.
(3) Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on December 31, 1996.
(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

(5) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 81-7140), as filed with the SEC via EDGAR on October 28, 1997.

*        Filed herewith.


Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         No person is controlled by or under common control with the Registrant.


Item 26. NUMBER OF HOLDERS OF SECURITIES

         The following information is given as of March 31, 1998:

                                                             Number of
     Title of Class                                         Record Holders
     --------------                                         --------------

     Global Equity Allocation Fund-Class A                  5,171
     Global Equity Allocation Fund-Class B                  6,183
     Global Equity Allocation Fund-Class C                  5,348
     Global Fixed Income Fund-Class A                         254
     Global Fixed Income Fund-Class B                          97
     Global Fixed Income Fund-Class C                         190
     Asian Growth Fund-Class A                             13,347
     Asian Growth Fund-Class B                              6,542
     Asian Growth Fund-Class C                              7,989
     Emerging Markets Fund-Class A                          6,275
     Emerging Markets Fund-Class B                          6,545
     Emerging Markets Fund-Class C                          3,951
     Latin American Fund-Class A                            4,574
     Latin American Fund-Class B                            3,899
     Latin American Fund-Class C                            1,788
     European Equity Fund-Class A                             0
     European Equity Fund-Class B                             0
     European Equity Fund-Class C                             0
     American Value Fund-Class A                           12,580
     American Value Fund-Class B                           19,891
     American Value Fund-Class C                            5,846
     Worldwide High Income Fund-Class A                     3,431
     Worldwide High Income Fund-Class B                     6,792
     Worldwide High Income Fund-Class C                     2,859
     Aggressive Equity Fund-Class A                         4,872
     Aggressive Equity Fund-Class B                         9,289
     Aggressive Equity Fund-Class C                         1,554
     Growth and Income Fund-Class A                           0
     Growth and Income Fund-Class B                           2
     Growth and Income Fund-Class C                           0
     High Yield Fund-Class A                                  239
     High Yield Fund-Class B                                  666
     High Yield Fund-Class C                                4,617
     U.S. Real Estate Fund-Class A                            885
     U.S. Real Estate Fund-Class B                          1,116
     U.S. Real Estate Fund-Class C                            339
     International Magnum Fund-Class A                      4,617
     International Magnum Fund-Class B                      4,348
     International Magnum Fund-Class C                        673
     Japanese Equity Fund-Class A                             0
     Japanese Equity Fund-Class B                             0
     Japanese Equity Fund-Class C                             0

     Money Market Fund                                         49
     Government Obligations Money Market Fund                 8
     Tax-Free Money Market Fund                               0
     Value Fund-Class A                                     9,879
     Value Fund-Class B                                     8,752
     Value Fund-Class C                                     1,812
     Equity Growth Fund-Class A                               0
     Equity Growth Fund-Class B                               0
     Equity Growth Fund-Class C                               0
     Global Equity Fund-Class A                             5,707
     Global Equity Fund-Class B                            50,108
     Global Equity Fund-Class C                             5,198
     Emerging Markets Debt Fund-Class A                       0
     Emerging Markets Debt Fund-Class B                       0
     Emerging Markets Debt Fund-Class C                       0
     Mid Cap Growth Fund-Class A                              0
     Mid Cap Growth Fund-Class B                              0
     Mid Cap Growth Fund-Class C                              0


ITEM 27. INDEMNIFICATION

    Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS

    For information regarding the business of the Adviser, reference is made to the caption "Management of the Company -- Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Company" in Part B of this Registration Statement. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

    For information regarding the business of Morgan Stanley Asset Management Inc., reference is made to the caption "Management of the Company -- Investment Sub-Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Company" in Part B of this Registration Statement. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of Morgan Stanley Asset Management Inc., reference is made to the Sub-Adviser's current Form ADV (SEC File No. 801-15757) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

    For information regarding the business of Miller Anderson & Sherrerd, LLP, reference is made to the caption "Management of the Company -- Investment Sub-Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Company" in Part B of this Registration Statement. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of Miller Anderson & Sherrerd, LLP, reference is made to the Sub-Adviser's current Form ADV (SEC File No. 801-10437) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.


ITEM 29. PRINCIPAL UNDERWRITERS

    Van Kampen American Capital, Inc. ("VKAC") is distributor for Morgan Stanley Fund, Inc. The information required by this Item 29 with respect to each Director and officer of VKAC is incorporated by reference to Schedule A of Form BD filed by VKAC pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-19412)

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 or ACCESS Investor Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153; (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

ITEM 31.      MANAGEMENT SERVICES

    Morgan Stanley Asset Management Inc. ("MSAM") and Miller Anderson & Sherrerd, LLP ("MAS") have entered into separate Chase Sub-Administration Agreements with The Chase Manhattan Bank ("Chase"), successor in interest to United States Trust Company of New York (which is incorporated by reference to Exhibit No. 9(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement and Exhibit 9(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement, respectively). Pursuant to these agreements, Chase will provide the following services to the Registrant: (i) managing, administering and conducting the general business activities of the Registrant, other than those which are contracted to third parties;

(ii) providing personnel and facilities to perform the foregoing; (iii) accounting services, including the preparation of statement and reports; (iv) transfer agent services, including processing correspondence from shareholders, recording transfers, issuing stock certificates and handling checks; (v) handling dividends and distributions, including disbursing, withholding and tax reporting; and (vi) providing office facilities, statistical and research data, office supplies and assisting the Registrant to comply with regulatory developments. MSAM and MAS have assigned the respective Chase Sub-Administration Agreements to and they were assumed by Van Kampen American Capital Investment Advisory Corp. as filed herewith as Exhibits 9(f) and 9(h), respectively.

ITEM 32. UNDERTAKINGS


    1. Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Emerging Markets Debt, Equity Growth, European Equity, Growth and Income, Japanese Equity, Mid Cap Growth, Tax-Free Money Market Funds within four to six months of their effective date or the commencement of operations of each such Fund, whichever is later.


    2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his, her or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.


    3. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders upon request and without charge.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace and State of Illinois, on April 21, 1998.


                   MORGAN STANLEY FUND, INC.

                   By:  /s/ Ronald A. Nyberg
                        ---------------------------------------------
                        Ronald A. Nyberg
                        Vice President and Secretary

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.


SIGNATURE                          TITLE
---------                          -----

* /s/ Wayne W. Whalen              Director (Chairman)
-----------------------------
Wayne W. Whalen

*/s/ J. Miles Branagan             Director
-----------------------------
J. Miles Branagan

*/s/ Richard M. DeMartini          Director
-----------------------------
Richard M. DeMartini

*/s/ Linda Hutton Heagy            Director
-----------------------------
Linda Hutton Heagy

*/s/ R. Craig Kennedy              Director
-----------------------------
R. Craig Kennedy

*/s/ Jack E. Nelson                Director
-----------------------------
Jack E. Nelson

*/s/ Don G. Powell                 Director
-----------------------------
Don G. Powell

*/s/ Phillip Rooney                Director
-----------------------------
Phillip Rooney

*/s/ Fernando Sisto                Director
-----------------------------
Fernando Sisto

*/s/ Edward C. Wood, III            Chief Financial
-----------------------------       Officer and
Edward C. Wood, III                 Vice President



*By:/s/ Ronald A. Nyberg
    ------------------------
    Ronald A. Nyberg
    Attorney-In-Fact